UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class C : FVICX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 158	1.54%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	4.23%	-1.79%	0.02%
Class C	5.23%	-1.79%	0.02%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	6.40%	-0.46%	1.21%
Bloomberg U.S. Government Bond Index	6.03%	-0.56%	1.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
0.01 - 0.99%	0.0
1 - 1.99%	7.0
2 - 2.99%	32.8
3 - 3.99%	22.8
4 - 4.99%	18.6
5 - 5.99%	4.9
6 - 6.99%	3.2
7 - 7.99%	0.0
8 - 8.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	26.9
US Treasury Bonds	16.1
Fannie Mae Mortgage pass-thru certificates	14.9
Freddie Mac Multiclass Mortgage participation certificates	14.6
Freddie Mac Gold Pool	9.3
Fannie Mae Guaranteed REMICS	5.4
Ginnie Mae II Pool	3.5
Ginnie Mae I Pool	1.4
Ginnie Mae REMIC pass-thru certificates	1.1
Freddie Mac Non Gold Pool	0.8
94.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913599.100    1757-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Intermediate Government Income Fund Fidelity® Intermediate Government Income Fund : FSTGX

This annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the benchmark, the Bloomberg US Intermediate Government Bond Index, for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, lifted relative performance the past 12 months.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted the fund's relative result this period.
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months.
•An underweight in agency debentures also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Intermediate Government Income Fund	5.94%	0.08%	1.01%
Bloomberg U.S. Intermediate Government Bond Index	6.26%	0.55%	1.37%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$467,016,210
Number of Holdings	243
Total Advisory Fee	$1,256,127
Portfolio Turnover	199%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	4.8
1 - 1.99%	13.9
2 - 2.99%	21.0
3 - 3.99%	16.4
4 - 4.99%	33.6
5 - 5.99%	-0.2
6 - 6.99%	0.6

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	74.3
Freddie Mac Multiclass Mortgage participation certificates	9.7
Fannie Mae Mortgage pass-thru certificates	2.8
Freddie Mac Gold Pool	2.2
Fannie Mae Guaranteed REMICS	2.0
US Treasury Bonds	1.5
Fremf 2015-Kplb Mortgage Trust	0.9
Freddie Mac Multifamily Structured Pass Through Certificates	0.7
Private Export Funding Corp	0.3
Ginnie Mae I Pool	0.2
94.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913625.100    452-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class M : FEPTX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 78	0.75%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	3.77%	0.11%	1.73%
Class M (without 4.00% sales charge)	8.10%	0.93%	2.15%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.4
US Treasury Bonds	9.4
Fannie Mae Mortgage pass-thru certificates	6.6
Ginnie Mae II Pool	5.2
Uniform Mortgage Backed Securities	3.9
Freddie Mac Gold Pool	3.6
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.1
Freddie Mac Multiclass Mortgage participation certificates	1.0
Bank of America Corp	0.9
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913629.100    1344-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity® Total Bond Fund : FTBFX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 47	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Total Bond Fund	8.52%	1.23%	2.47%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.4
US Treasury Bonds	9.4
Fannie Mae Mortgage pass-thru certificates	6.6
Ginnie Mae II Pool	5.2
Uniform Mortgage Backed Securities	3.9
Freddie Mac Gold Pool	3.6
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.1
Freddie Mac Multiclass Mortgage participation certificates	1.0
Bank of America Corp	0.9
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913632.100    820-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class C : FCEPX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 157	1.51%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	6.27%	0.14%	1.54%
Class C	7.27%	0.14%	1.54%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.4
US Treasury Bonds	9.4
Fannie Mae Mortgage pass-thru certificates	6.6
Ginnie Mae II Pool	5.2
Uniform Mortgage Backed Securities	3.9
Freddie Mac Gold Pool	3.6
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.1
Freddie Mac Multiclass Mortgage participation certificates	1.0
Bank of America Corp	0.9
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913628.100    1343-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class M : FVITX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 78	0.76%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	1.90%	-1.82%	0.24%
Class M (without 4.00% sales charge)	6.14%	-1.01%	0.65%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	6.40%	-0.46%	1.21%
Bloomberg U.S. Government Bond Index	6.03%	-0.56%	1.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
0.01 - 0.99%	0.0
1 - 1.99%	7.0
2 - 2.99%	32.8
3 - 3.99%	22.8
4 - 4.99%	18.6
5 - 5.99%	4.9
6 - 6.99%	3.2
7 - 7.99%	0.0
8 - 8.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	26.9
US Treasury Bonds	16.1
Fannie Mae Mortgage pass-thru certificates	14.9
Freddie Mac Multiclass Mortgage participation certificates	14.6
Freddie Mac Gold Pool	9.3
Fannie Mae Guaranteed REMICS	5.4
Ginnie Mae II Pool	3.5
Ginnie Mae I Pool	1.4
Ginnie Mae REMIC pass-thru certificates	1.1
Freddie Mac Non Gold Pool	0.8
94.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913600.100    1758-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class C : FEBDX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.44%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	5.65%	-2.80%
Class C	6.65%	-2.80%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	8.09%	-0.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.59%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.8
Freddie Mac Gold Pool	8.9
Freddie Mac Multiclass Mortgage participation certificates	2.1
Uniform Mortgage Backed Securities	2.1
Bank of America Corp	1.7
Verizon Communications Inc	1.6
BNP Paribas SA	1.3
PNC Financial Services Group Inc/The	1.2
55.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913672.100    6381-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class M : FEBEX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	0.68%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	3.04%	-3.33%
Class M (without 4.00% sales charge)	7.33%	-2.09%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	8.09%	-0.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.59%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.8
Freddie Mac Gold Pool	8.9
Freddie Mac Multiclass Mortgage participation certificates	2.1
Uniform Mortgage Backed Securities	2.1
Bank of America Corp	1.7
Verizon Communications Inc	1.6
BNP Paribas SA	1.3
PNC Financial Services Group Inc/The	1.2
55.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913673.100    6382-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class A : FEPAX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.75%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	3.76%	0.11%	1.75%
Class A (without 4.00% sales charge)	8.09%	0.93%	2.17%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.4
US Treasury Bonds	9.4
Fannie Mae Mortgage pass-thru certificates	6.6
Ginnie Mae II Pool	5.2
Uniform Mortgage Backed Securities	3.9
Freddie Mac Gold Pool	3.6
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.1
Freddie Mac Multiclass Mortgage participation certificates	1.0
Bank of America Corp	0.9
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913627.100    1341-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class A : FEBBX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.69%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	3.02%	-3.34%
Class A (without 4.00% sales charge)	7.31%	-2.10%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	8.09%	-0.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.59%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.8
Freddie Mac Gold Pool	8.9
Freddie Mac Multiclass Mortgage participation certificates	2.1
Uniform Mortgage Backed Securities	2.1
Bank of America Corp	1.7
Verizon Communications Inc	1.6
BNP Paribas SA	1.3
PNC Financial Services Group Inc/The	1.2
55.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913671.100    6380-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class I : FEBFX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.52%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	7.63%	-1.88%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	8.09%	-0.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.59%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.8
Freddie Mac Gold Pool	8.9
Freddie Mac Multiclass Mortgage participation certificates	2.1
Uniform Mortgage Backed Securities	2.1
Bank of America Corp	1.7
Verizon Communications Inc	1.6
BNP Paribas SA	1.3
PNC Financial Services Group Inc/The	1.2
55.7
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses
  •Expense reductions

The class added a contractual expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913674.100    6383-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class Z : FEBGX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	7.67%	-1.78%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	8.09%	-0.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.59%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.8
Freddie Mac Gold Pool	8.9
Freddie Mac Multiclass Mortgage participation certificates	2.1
Uniform Mortgage Backed Securities	2.1
Bank of America Corp	1.7
Verizon Communications Inc	1.6
BNP Paribas SA	1.3
PNC Financial Services Group Inc/The	1.2
55.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913675.100    6384-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class Z : FIKPX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	6.45%	-0.62%	1.13%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	6.40%	-0.46%	1.29%
Bloomberg U.S. Government Bond Index	6.03%	-0.56%	1.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.72%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
0.01 - 0.99%	0.0
1 - 1.99%	7.0
2 - 2.99%	32.8
3 - 3.99%	22.8
4 - 4.99%	18.6
5 - 5.99%	4.9
6 - 6.99%	3.2
7 - 7.99%	0.0
8 - 8.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	26.9
US Treasury Bonds	16.1
Fannie Mae Mortgage pass-thru certificates	14.9
Freddie Mac Multiclass Mortgage participation certificates	14.6
Freddie Mac Gold Pool	9.3
Fannie Mae Guaranteed REMICS	5.4
Ginnie Mae II Pool	3.5
Ginnie Mae I Pool	1.4
Ginnie Mae REMIC pass-thru certificates	1.1
Freddie Mac Non Gold Pool	0.8
94.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913602.100    3305-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity® Government Income Fund : FGOVX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Government Income Fund	6.36%	-0.71%	0.96%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	6.40%	-0.46%	1.21%
Bloomberg U.S. Government Bond Index	6.03%	-0.56%	1.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
0.01 - 0.99%	0.0
1 - 1.99%	7.0
2 - 2.99%	32.8
3 - 3.99%	22.8
4 - 4.99%	18.6
5 - 5.99%	4.9
6 - 6.99%	3.2
7 - 7.99%	0.0
8 - 8.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	26.9
US Treasury Bonds	16.1
Fannie Mae Mortgage pass-thru certificates	14.9
Freddie Mac Multiclass Mortgage participation certificates	14.6
Freddie Mac Gold Pool	9.3
Fannie Mae Guaranteed REMICS	5.4
Ginnie Mae II Pool	3.5
Ginnie Mae I Pool	1.4
Ginnie Mae REMIC pass-thru certificates	1.1
Freddie Mac Non Gold Pool	0.8
94.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913603.100    54-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class I : FVIIX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	6.42%	-0.75%	0.92%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	6.40%	-0.46%	1.21%
Bloomberg U.S. Government Bond Index	6.03%	-0.56%	1.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
0.01 - 0.99%	0.0
1 - 1.99%	7.0
2 - 2.99%	32.8
3 - 3.99%	22.8
4 - 4.99%	18.6
5 - 5.99%	4.9
6 - 6.99%	3.2
7 - 7.99%	0.0
8 - 8.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	26.9
US Treasury Bonds	16.1
Fannie Mae Mortgage pass-thru certificates	14.9
Freddie Mac Multiclass Mortgage participation certificates	14.6
Freddie Mac Gold Pool	9.3
Fannie Mae Guaranteed REMICS	5.4
Ginnie Mae II Pool	3.5
Ginnie Mae I Pool	1.4
Ginnie Mae REMIC pass-thru certificates	1.1
Freddie Mac Non Gold Pool	0.8
94.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913601.100    1759-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Total Bond K6 Fund Fidelity® Total Bond K6 Fund : FTKFX

This annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Total Bond K6 Fund	8.25%	1.29%	2.28%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.38%
A   From May 25, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$5,566,487,263
Number of Holdings	4,171
Total Advisory Fee	$11,115,971
Portfolio Turnover	306%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	28.4
US Treasury Bonds	9.0
Uniform Mortgage Backed Securities	6.1
Ginnie Mae II Pool	5.7
Fannie Mae Mortgage pass-thru certificates	5.4
Freddie Mac Gold Pool	2.6
JPMorgan Chase & Co	1.1
Bank of America Corp	0.9
Petroleos Mexicanos	0.9
Charter Communications Operating LLC / Charter Communications Operating Capital	0.8
60.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913652.100    2944-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Series Government Bond Index Fund Fidelity® Series Government Bond Index Fund : FHNFX

This annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 690) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Government Bond Index Fund	6.11%	-0.56%	1.20%
Bloomberg U.S. Government Bond Index	6.03%	-0.56%	1.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.61%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$939,274,989
Number of Holdings	243
Total Advisory Fee	$0
Portfolio Turnover	23%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	24.0
1 - 1.99%	22.5
2 - 2.99%	18.6
3 - 3.99%	14.4
4 - 4.99%	15.6
5 - 5.99%	2.5
6 - 6.99%	1.1
7 - 7.99%	0.1

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	74.0
US Treasury Bonds	22.7
Fannie Mae	0.6
Federal Home Loan Bank	0.4
Freddie Mac Non Gold Pool	0.4
Federal Farm Credit Banks Funding Corp	0.4
Tennessee Valley Authority Generic Strip	0.3
98.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913659.100    3221-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class A : FVIAX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.79%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	1.87%	-1.83%	0.23%
Class A (without 4.00% sales charge)	6.11%	-1.03%	0.64%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	6.40%	-0.46%	1.21%
Bloomberg U.S. Government Bond Index	6.03%	-0.56%	1.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
0.01 - 0.99%	0.0
1 - 1.99%	7.0
2 - 2.99%	32.8
3 - 3.99%	22.8
4 - 4.99%	18.6
5 - 5.99%	4.9
6 - 6.99%	3.2
7 - 7.99%	0.0
8 - 8.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	26.9
US Treasury Bonds	16.1
Fannie Mae Mortgage pass-thru certificates	14.9
Freddie Mac Multiclass Mortgage participation certificates	14.6
Freddie Mac Gold Pool	9.3
Fannie Mae Guaranteed REMICS	5.4
Ginnie Mae II Pool	3.5
Ginnie Mae I Pool	1.4
Ginnie Mae REMIC pass-thru certificates	1.1
Freddie Mac Non Gold Pool	0.8
94.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913598.100    1755-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Environmental Bond Fund Fidelity® Environmental Bond Fund : FFEBX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 47	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Environmental Bond Fund	7.57%	-1.87%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	8.09%	-0.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.59%
A   From June 15, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.8
Freddie Mac Gold Pool	8.9
Freddie Mac Multiclass Mortgage participation certificates	2.1
Uniform Mortgage Backed Securities	2.1
Bank of America Corp	1.7
Verizon Communications Inc	1.6
BNP Paribas SA	1.3
PNC Financial Services Group Inc/The	1.2
55.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913670.100    6379-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class Z : FBKWX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 22, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	8.51%	1.32%	2.60%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.59%
A   From December 22, 2014

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.4
US Treasury Bonds	9.4
Fannie Mae Mortgage pass-thru certificates	6.6
Ginnie Mae II Pool	5.2
Uniform Mortgage Backed Securities	3.9
Freddie Mac Gold Pool	3.6
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.1
Freddie Mac Multiclass Mortgage participation certificates	1.0
Bank of America Corp	0.9
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913631.100    2733-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class I : FEPIX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	8.36%	1.18%	2.41%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.4
US Treasury Bonds	9.4
Fannie Mae Mortgage pass-thru certificates	6.6
Ginnie Mae II Pool	5.2
Uniform Mortgage Backed Securities	3.9
Freddie Mac Gold Pool	3.6
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.1
Freddie Mac Multiclass Mortgage participation certificates	1.0
Bank of America Corp	0.9
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913630.100    1345-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Total Bond K6 Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$72,100	$-	$11,300	$1,700

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$72,300	$-	$11,300	$1,800

A Amounts may reflect rounding

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Environmental Bond Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Series Government Bond Index Fund, and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$76,300	$6,200	$7,900	$2,600
Fidelity Government Income Fund	$71,300	$5,900	$9,800	$2,500
Fidelity Intermediate Government Income Fund	$67,400	$5,600	$9,800	$2,400
Fidelity Series Government Bond Index Fund	$61,900	$5,300	$10,300	$2,300
Fidelity Total Bond Fund	$122,800	$9,700	$11,900	$4,200

August 31, 2023 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$76,500	$6,100	$10,100	$2,600
Fidelity Government Income Fund	$74,000	$5,900	$9,800	$2,500
Fidelity Intermediate Government Income Fund	$67,600	$5,600	$9,800	$2,400
Fidelity Series Government Bond Index Fund	$62,100	$5,200	$10,300	$2,200
Fidelity Total Bond Fund	$122,700	$9,700	$11,900	$4,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2024A	August 31, 2023A
Audit-Related Fees	$200,000	$-
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	August 31, 2024A	August 31, 2023A
Audit-Related Fees	$9,437,800	$8,379,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A	August 31, 2023A
Deloitte Entities	$4,961,500	$3,231,100
PwC	$15,104,800	$13,931,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Total Bond Fund

Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Total Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 27.7%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		17,378,000	10,819,344
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Itron, Inc. 1.375% 7/15/30 (b)		730,000	746,790
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		2,110,000	2,172,245
Wolfspeed, Inc. 1.875% 12/1/29		9,366,000	3,570,351
			5,742,596
TOTAL INFORMATION TECHNOLOGY			6,489,386

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		1,760,000	1,496,000
Redfin Corp. 0.5% 4/1/27		6,297,000	4,313,445
			5,809,445
UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		1,897,000	2,024,099
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		1,705,000	1,572,971
Sunnova Energy International, Inc.:
0.25% 12/1/26		3,664,000	2,775,167
2.625% 2/15/28		287,000	185,259
			4,533,397
TOTAL UTILITIES			6,557,496

TOTAL CONVERTIBLE BONDS			29,675,671
Nonconvertible Bonds - 27.6%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
Altice France SA:
5.125% 1/15/29(b)		6,900,000	4,790,389
5.125% 7/15/29(b)		12,028,000	8,391,784
5.5% 1/15/28(b)		3,621,000	2,576,698
5.5% 10/15/29(b)		35,000	24,284
AT&T, Inc.:
2.55% 12/1/33		46,000,000	38,100,048
4.3% 2/15/30		10,373,000	10,267,846
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		1,135,000	1,065,185
5.625% 9/15/28(b)		895,000	811,435
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		760,000	649,177
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		2,285,000	2,267,695
Consolidated Communications, Inc. 5% 10/1/28 (b)		1,385,000	1,209,064
Frontier Communications Holdings LLC:
5% 5/1/28(b)		5,717,000	5,551,520
5.875% 10/15/27(b)		1,141,000	1,136,522
5.875% 11/1/29		2,650,000	2,437,694
8.75% 5/15/30(b)		2,236,000	2,354,957
IHS Holding Ltd.:
5.625% 11/29/26(b)		3,485,000	3,384,806
6.25% 11/29/28(b)		490,000	450,496
Iliad Holding SAS:
7% 10/15/28(b)		235,000	238,512
8.5% 4/15/31(b)		3,605,000	3,820,100
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	900,000	999,331
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		375,000	233,438
3.875% 10/15/30(b)		1,130,000	768,929
4% 4/15/31(b)		235,000	157,448
4.5% 4/1/30(b)		2,690,000	1,971,855
10.5% 5/15/30(b)		7,534,000	8,072,455
11% 11/15/29(b)		2,119,796	2,323,947
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		7,260,000	4,514,123
Optics Bidco SpA:
7.2% 7/18/36(b)		1,640,000	1,722,489
7.721% 6/4/38(b)		407,000	440,886
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		1,280,000	1,142,000
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,355,000	2,320,405
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		4,370,000	4,147,130
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		1,565,000	1,552,284
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,800,000	1,739,250
Telstra Group Ltd. 3.5% 9/3/36 (Reg. S)	EUR	4,825,000	5,319,634
Verizon Communications, Inc.:
2.55% 3/21/31		21,181,000	18,631,498
3.75% 2/28/36	EUR	1,925,000	2,132,443
4.78% 2/15/35(b)		26,362,000	25,994,207
4.862% 8/21/46		26,720,000	25,251,008
5.012% 4/15/49		569,000	564,405
Windstream Escrow LLC 7.75% 8/15/28 (b)		3,730,000	3,640,876
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)		3,914,000	3,416,271
			206,584,524
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		5,810,000	5,352,449
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,800,000	2,060,908
			7,413,357
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,083,074
2.375% 10/9/30		635,000	560,216
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		845,000	813,203
2.39% 6/3/30(b)		1,765,000	1,573,608
3.975% 4/11/29(b)		480,000	468,989
			4,499,090
Media - 1.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		5,155,000	4,833,127
Altice Financing SA 5.75% 8/15/29 (b)		12,689,000	9,774,397
Altice France Holding SA 6% 2/15/28 (b)		2,705,000	871,216
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		7,195,000	6,243,142
4.25% 1/15/34(b)		4,575,000	3,689,330
4.5% 8/15/30(b)		1,185,000	1,056,791
4.5% 5/1/32		7,900,000	6,745,451
4.5% 6/1/33(b)		8,375,000	7,001,504
4.75% 2/1/32(b)		300,000	261,400
5.375% 6/1/29(b)		3,061,000	2,903,551
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		3,000,000	1,821,018
3.9% 6/1/52		4,000,000	2,619,541
4.4% 4/1/33		24,687,000	22,438,363
4.8% 3/1/50		10,200,000	7,759,727
5.25% 4/1/53		33,312,000	27,278,417
5.375% 5/1/47		43,892,000	36,603,319
5.5% 4/1/63		36,711,000	29,432,457
6.1% 6/1/29		20,698,000	21,384,711
6.484% 10/23/45		9,078,000	8,677,052
6.55% 6/1/34		11,285,000	11,689,987
6.65% 2/1/34		37,000,000	38,535,643
6.834% 10/23/55		3,000,000	2,977,196
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		2,313,000	2,259,598
7.5% 6/1/29(b)		2,367,000	1,995,909
7.875% 4/1/30(b)(c)		3,520,000	3,677,897
9% 9/15/28(b)(c)		3,180,000	3,380,238
Comcast Corp.:
3.9% 3/1/38		3,341,000	2,960,756
4.65% 7/15/42		7,870,000	7,331,327
6.45% 3/15/37		1,399,000	1,589,623
CSC Holdings LLC:
3.375% 2/15/31(b)		2,636,000	1,695,060
4.125% 12/1/30(b)		3,005,000	1,981,669
4.5% 11/15/31(b)		950,000	631,805
4.625% 12/1/30(b)		7,663,000	2,996,189
5.375% 2/1/28(b)		5,145,000	3,955,940
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)		3,135,000	39,188
Discovery Communications LLC 3.625% 5/15/30		13,528,000	12,007,582
DISH DBS Corp.:
5.75% 12/1/28(b)		4,415,000	3,396,935
5.875% 11/15/24		855,000	829,929
DISH Network Corp. 11.75% 11/15/27 (b)		9,654,000	9,815,849
Fox Corp.:
4.709% 1/25/29		5,868,000	5,909,120
5.476% 1/25/39		5,787,000	5,765,169
5.576% 1/25/49		3,840,000	3,715,378
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		5,432,000	4,386,848
6.75% 10/15/27(b)		4,561,000	4,170,084
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		3,030,000	3,220,566
Sirius XM Radio, Inc.:
4.125% 7/1/30(b)		3,450,000	3,096,661
5.5% 7/1/29(b)		553,000	538,209
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		3,155,000	2,869,094
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	13,862,403
5.5% 9/1/41		8,265,000	7,152,068
5.875% 11/15/40		10,540,000	9,514,351
6.55% 5/1/37		29,622,000	29,225,260
7.3% 7/1/38		24,672,000	25,802,611
TV Azteca SA de CV 8.25% (Reg. S) (d)		4,321,000	1,641,980
Univision Communications, Inc.:
4.5% 5/1/29(b)		2,915,000	2,558,115
6.625% 6/1/27(b)		4,568,000	4,521,510
7.375% 6/30/30(b)		2,515,000	2,413,998
8% 8/15/28(b)		2,718,000	2,749,896
8.5% 7/31/31(b)		2,895,000	2,889,250
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		4,925,000	4,349,279
VTR Finance BV 6.375% 7/15/28 (b)		2,080,000	1,903,200
Warnermedia Holdings, Inc.:
3.755% 3/15/27		15,793,000	15,130,387
4.054% 3/15/29		5,474,000	5,114,193
4.279% 3/15/32		67,020,000	58,585,593
4.693% 5/17/33 (Reg. S)	EUR	3,425,000	3,739,469
5.05% 3/15/42		11,773,000	9,434,113
5.141% 3/15/52		75,442,000	57,381,077
Ziggo Bond Co. BV 6% 1/15/27 (b)		243,000	242,301
Ziggo BV 4.875% 1/15/30 (b)		2,545,000	2,372,748
			609,397,765
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (b)		2,995,000	2,988,448
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		11,737,000	11,554,593
CT Trust 5.125% 2/3/32 (b)		2,520,000	2,258,550
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		7,795,000	7,484,745
Millicom International Cellular SA:
4.5% 4/27/31(b)		3,335,000	2,966,082
5.125% 1/15/28(b)		549,000	530,954
7.375% 4/2/32(b)		2,850,000	2,876,790
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		1,019,000	1,028,553
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		35,000,000	29,702,506
3.75% 4/15/27		23,850,000	23,417,130
3.875% 4/15/30		42,000,000	40,408,039
4.375% 4/15/40		5,147,000	4,638,798
5.05% 7/15/33		29,000,000	29,354,727
VMED O2 UK Financing I PLC:
4.25% 1/31/31(b)		4,510,000	3,920,736
7.75% 4/15/32(b)		240,000	243,996
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(e)	GBP	5,150,000	6,687,608
6.25% 10/3/78 (Reg. S)(e)		739,000	738,933
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		565,000	486,606
5.125% 1/15/28(b)		1,768,000	1,621,592
			172,909,386
TOTAL COMMUNICATION SERVICES			1,000,804,122

CONSUMER DISCRETIONARY - 1.3%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)		575,000	590,970
Dana, Inc.:
4.25% 9/1/30		775,000	697,957
5.375% 11/15/27		515,000	509,816
Hertz Corp. 12.625% 7/15/29 (b)(c)		230,000	244,989
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		3,205,000	3,335,480
6.5% 3/26/31(b)		2,915,000	3,073,442
8.125% 3/30/29(b)		3,120,000	3,315,693
8.375% 5/1/28(b)		2,070,000	2,193,235
Metalsa SA de CV 3.75% 5/4/31 (b)		1,525,000	1,277,188
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	1,500,000	1,720,187
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	3,000,000	3,389,751
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,711,159
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,711,213
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		3,149,000	3,121,345
6.75% 4/23/30(b)		2,900,000	2,981,101
6.875% 4/14/28(b)		1,040,000	1,074,466
6.875% 4/23/32(b)		1,760,000	1,828,682
7.125% 4/14/30(b)		1,040,000	1,089,821
			34,866,495
Automobiles - 0.2%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		2,095,000	2,133,504
Ford Motor Co. 3.25% 2/12/32		54,000,000	45,993,175
McLaren Finance PLC 7.5% 8/1/26 (b)		2,380,000	2,090,820
RCI Banque SA 5.5% 10/9/34 (Reg. S) (e)	EUR	1,900,000	2,139,883
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(e)(f)		14,947,000	14,948,212
			67,305,594
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		1,005,000	862,481
JD.com, Inc. 3.375% 1/14/30		2,505,000	2,359,184
John Lewis PLC 6.125% 1/21/25	GBP	14,058,000	18,487,028
Kohl's Corp. 4.25% 7/17/25		260,000	257,526
Match Group Holdings II LLC:
4.125% 8/1/30(b)		1,210,000	1,114,576
5% 12/15/27(b)		2,650,000	2,598,013
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	2,011,003
4.375% 4/1/30(c)		1,185,000	1,088,235
Prosus NV:
3.061% 7/13/31(b)		1,585,000	1,359,633
3.68% 1/21/30(b)		1,370,000	1,262,113
4.027% 8/3/50(b)		2,355,000	1,652,916
4.193% 1/19/32(b)		720,000	653,400
			33,706,108
Distributors - 0.0%
The Gates Corp. 6.875% 7/1/29 (b)		2,450,000	2,513,074
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		1,990,000	2,131,622
			4,644,696
Diversified Consumer Services - 0.1%
Service Corp. International:
4% 5/15/31		1,650,000	1,514,139
5.125% 6/1/29(c)		1,040,000	1,027,731
Sotheby's 7.375% 10/15/27 (b)		2,783,000	2,657,617
StoneMor, Inc. 8.5% 5/15/29 (b)		995,000	885,360
TKC Holdings, Inc.:
6.875% 5/15/28(b)		3,464,000	3,441,566
10.5% 5/15/29(b)		4,516,000	4,504,630
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		6,510,000	6,480,098
			20,511,141
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		1,475,000	1,408,533
4% 10/15/30(b)		2,910,000	2,665,506
4.375% 1/15/28(b)		4,380,000	4,234,297
5.75% 4/15/25(b)		837,000	835,585
6.125% 6/15/29(b)		2,495,000	2,548,081
Affinity Interactive 6.875% 12/15/27 (b)		1,170,000	1,002,930
Aramark Services, Inc. 5% 2/1/28 (b)		2,324,000	2,279,466
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		1,025,000	1,040,375
6.4% 1/15/34(b)		1,155,000	1,262,559
Caesars Entertainment, Inc.:
6.5% 2/15/32(b)		4,105,000	4,218,425
7% 2/15/30(b)		3,161,000	3,273,430
8.125% 7/1/27(b)		4,035,000	4,120,703
Carnival Corp.:
6% 5/1/29(b)		2,885,000	2,897,899
6.65% 1/15/28		450,000	459,544
7.625% 3/1/26(b)		6,600,000	6,666,858
10.5% 6/1/30(b)		5,990,000	6,501,247
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		880,000	818,400
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		7,227,000	6,496,770
Garden SpinCo Corp. 8.625% 7/20/30 (b)(c)		935,000	1,020,284
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		1,985,000	1,774,714
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		6,640,000	5,951,652
4% 5/1/31(b)		2,915,000	2,693,649
5.875% 4/1/29(b)		1,755,000	1,788,470
6.125% 4/1/32(b)		1,755,000	1,799,344
Hilton Grand Vacations Borrower Escrow LLC:
4.875% 7/1/31(b)		1,425,000	1,277,616
6.625% 1/15/32(b)		4,085,000	4,134,232
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,700,000	3,339,643
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		2,013,000	1,920,409
Life Time, Inc.:
5.75% 1/15/26(b)		3,639,000	3,639,597
8% 4/15/26(b)(c)		5,129,000	5,206,289
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		490,000	486,885
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		3,954,000	3,727,678
McDonald's Corp. 3.5% 7/1/27		6,642,000	6,499,587
Meituan:
2.125% 10/28/25(b)		1,375,000	1,327,026
3.05% 10/28/30(b)		1,885,000	1,688,281
Merlin Entertainments Group 7.375% 2/15/31 (b)		975,000	971,393
MGM Resorts International 6.5% 4/15/32		2,100,000	2,115,013
NCL Corp. Ltd.:
3.625% 12/15/24(b)		4,265,000	4,235,442
5.875% 3/15/26(b)		1,345,000	1,344,266
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		97,000	99,978
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		2,445,000	2,401,886
5.375% 7/15/27(b)		1,930,000	1,933,298
5.5% 8/31/26(b)		5,135,000	5,142,276
6% 2/1/33(b)		4,335,000	4,440,722
6.25% 3/15/32(b)		1,060,000	1,094,681
7.25% 1/15/30(b)		850,000	898,585
Station Casinos LLC:
4.5% 2/15/28(b)		2,371,000	2,275,614
6.625% 3/15/32(b)		2,085,000	2,126,854
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		546,000	545,665
Times Square Hotel Trust 8.528% 8/1/26 (b)		421,125	421,325
Viking Cruises Ltd. 9.125% 7/15/31 (b)		665,000	729,543
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		950,000	942,098
Voc Escrow Ltd. 5% 2/15/28 (b)		1,305,000	1,280,273
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	1,850,000	2,246,220
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		950,000	1,008,267
Yum! Brands, Inc.:
3.625% 3/15/31		490,000	449,748
4.625% 1/31/32		5,170,000	4,899,961
5.375% 4/1/32		760,000	753,444
			143,362,516
Household Durables - 0.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)		1,345,000	1,273,602
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		1,655,000	1,684,812
Landsea Homes Corp. 8.875% 4/1/29 (b)		1,313,000	1,359,011
LGI Homes, Inc.:
4% 7/15/29(b)		1,268,000	1,151,258
8.75% 12/15/28(b)		862,000	918,418
Newell Brands, Inc.:
5.7% 4/1/26		640,000	637,739
6.375% 9/15/27		740,000	743,510
6.625% 9/15/29		1,055,000	1,053,379
6.875% 4/1/36(c)(g)		556,000	528,712
7% 4/1/46(g)		760,000	658,970
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	3,503,000
TopBuild Corp. 4.125% 2/15/32 (b)		1,870,000	1,702,047
Vestel Elektonik Sanayi ve Ticaret A/S 9.75% 5/15/29 (b)		1,165,000	1,172,118
			16,386,576
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)(c)		4,735,000	4,811,876
Specialty Retail - 0.2%
Arko Corp. 5.125% 11/15/29 (b)		2,162,000	1,920,245
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,922,451
AutoZone, Inc. 4% 4/15/30		20,750,000	20,157,119
Bath & Body Works, Inc. 6.694% 1/15/27		955,000	983,437
Carvana Co.:
4.875% 9/1/29(b)		1,397,000	1,174,949
5.5% 4/15/27(b)		1,512,000	1,404,048
5.625% 10/1/25(b)		4,515,000	4,413,459
5.875% 10/1/28(b)		800,000	719,046
10.25% 5/1/30(b)		220,000	226,150
12% 12/1/28 pay-in-kind(b)(e)		2,165,462	2,247,671
13% 6/1/30 pay-in-kind(b)(e)		1,174,080	1,253,394
14% 6/1/31 pay-in-kind(b)(e)		4,746,735	5,405,883
Champions Financing, Inc. 8.75% 2/15/29 (b)		3,798,000	3,895,444
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)		470,000	478,137
Hudson Automotive Group 8% 5/15/32 (b)		1,290,000	1,360,625
LBM Acquisition LLC 6.25% 1/15/29 (b)		2,705,000	2,445,220
LCM Investments Holdings 8.25% 8/1/31 (b)		980,000	1,041,987
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,329,980
4.45% 4/1/62		33,905,000	27,677,157
Michaels Companies, Inc.:
5.25% 5/1/28(b)		1,363,000	1,070,150
7.875% 5/1/29(b)		430,000	251,731
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,556,656
Sally Holdings LLC 6.75% 3/1/32 (c)		2,070,000	2,111,549
Staples, Inc.:
10.75% 9/1/29(b)		3,925,000	3,696,977
12.75% 1/15/30(b)		3,167,485	2,448,069
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		2,605,000	2,729,076
			98,920,610
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		1,255,000	1,128,021
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		800,000	753,327
Levi Strauss & Co. 3.5% 3/1/31 (b)		450,000	405,940
Tapestry, Inc.:
7% 11/27/26		10,275,000	10,598,582
7.05% 11/27/25		3,809,000	3,879,605
7.35% 11/27/28		16,432,000	17,235,974
7.7% 11/27/30		19,003,000	20,234,478
7.85% 11/27/33		19,003,000	20,333,732
Wolverine World Wide, Inc. 4% 8/15/29 (b)		2,580,000	2,197,021
			76,766,680
TOTAL CONSUMER DISCRETIONARY			501,282,292

CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		10,000,000	9,600,820
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		13,754,000	12,686,112
5.45% 1/23/39		18,170,000	19,119,913
5.55% 1/23/49		34,229,000	35,870,030
5.8% 1/23/59 (Reg. S)		36,395,000	39,954,264
Central American Bottling Corp. 5.25% 4/27/29 (b)		2,520,000	2,429,438
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		4,595,000	4,544,089
			124,204,666
Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		4,205,000	3,894,456
4.875% 2/15/30(b)		3,815,000	3,728,639
C&S Group Enterprises LLC 5% 12/15/28 (b)		4,516,000	3,411,403
KeHE Distributor / Nextwave 9% 2/15/29 (b)		4,105,000	4,282,648
Kroger Co.:
4.65% 9/15/29		19,550,000	19,549,008
4.9% 9/15/31		19,550,000	19,535,371
5% 9/15/34		19,550,000	19,489,237
Minerva Luxembourg SA 8.875% 9/13/33 (b)		1,210,000	1,306,113
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		2,015,000	2,020,662
Performance Food Group, Inc. 5.5% 10/15/27 (b)		2,247,000	2,234,195
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	1,100,000	1,291,123
Sigma Holdco BV 7.875% 5/15/26 (b)		4,445,000	4,384,638
Sysco Corp. 5.95% 4/1/30		8,801,000	9,393,261
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	3,545,000	4,177,066
U.S. Foods, Inc.:
4.625% 6/1/30(b)(c)		1,130,000	1,081,622
4.75% 2/15/29(b)		3,290,000	3,207,902
6.875% 9/15/28(b)		1,230,000	1,279,479
United Natural Foods, Inc. 6.75% 10/15/28 (b)		630,000	591,689
Walgreens Boots Alliance, Inc. 8.125% 8/15/29		1,455,000	1,456,637
			106,315,149
Food Products - 0.0%
Adecoagro SA 6% 9/21/27 (b)		870,000	859,943
Camposol SA 6% 2/3/27 (b)		1,395,000	1,258,388
Darling Ingredients, Inc. 6% 6/15/30 (b)(c)		1,365,000	1,381,707
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)		1,895,000	1,993,542
JDE Peet's BV 2.25% 9/24/31 (b)		3,931,000	3,257,767
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		5,800,000	5,398,841
4.375% 1/31/32(b)		850,000	782,957
MARB BondCo PLC 3.95% 1/29/31 (b)		1,235,000	1,044,810
Post Holdings, Inc.:
4.625% 4/15/30(b)		2,555,000	2,428,296
5.5% 12/15/29(b)		3,595,000	3,533,236
6.25% 2/15/32(b)		2,480,000	2,543,267
6.375% 3/1/33(b)		2,140,000	2,155,622
			26,638,376
Household Products - 0.0%
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31(b)		1,065,000	1,095,854
10.75% 6/30/32(b)		1,065,000	1,061,702
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	830,000	931,565
Resideo Funding, Inc. 6.5% 7/15/32 (b)		1,510,000	1,537,275
			4,626,396
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		760,000	789,322
Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	22,068,742
4.25% 8/9/42		17,795,000	14,953,239
4.5% 5/2/43		11,887,000	10,247,349
4.8% 2/14/29		3,305,000	3,323,969
5.95% 2/14/49		14,275,000	14,710,363
BAT Capital Corp.:
5.834% 2/20/31		4,500,000	4,723,305
6.421% 8/2/33		21,453,000	23,261,957
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	4,650,000	5,155,673
Imperial Brands Finance PLC:
4.25% 7/21/25(b)		1,212,000	1,201,278
6.125% 7/27/27(b)		12,116,000	12,538,352
Reynolds American, Inc.:
4.45% 6/12/25		5,827,000	5,796,787
5.7% 8/15/35		2,699,000	2,763,490
5.85% 8/15/45		22,737,000	22,270,381
6.15% 9/15/43		2,874,000	2,918,081
7.25% 6/15/37		3,221,000	3,654,618
			149,587,584
TOTAL CONSUMER STAPLES			412,161,493

ENERGY - 3.7%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)		2,175,000	2,202,128
Guara Norte SARL 5.198% 6/15/34 (b)		1,387,151	1,313,161
Halliburton Co.:
3.8% 11/15/25		152,000	150,326
4.85% 11/15/35		5,447,000	5,377,227
Nabors Industries, Inc.:
8.875% 8/15/31(b)		1,310,000	1,312,637
9.125% 1/31/30(b)		505,000	541,153
Oleoducto Central SA 4% 7/14/27 (b)		1,503,000	1,434,895
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		925,000	976,411
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		4,031,000	4,099,023
Star Holding LLC 8.75% 8/1/31 (b)		835,000	818,008
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		950,000	1,002,155
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		2,177,000	2,264,760
8.375% 11/7/28(b)		485,000	525,318
Transocean Aquila Ltd. 8% 9/30/28 (b)		690,000	709,566
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		1,267,800	1,268,720
Transocean, Inc.:
8% 2/1/27(b)		3,949,000	3,948,594
8.25% 5/15/29(b)		1,755,000	1,776,727
8.5% 5/15/31(b)		2,255,000	2,288,167
8.75% 2/15/30(b)		1,534,250	1,620,684
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)		2,100,000	2,157,042
Valaris Ltd. 8.375% 4/30/30 (b)		3,900,000	4,068,613
Vallourec SA 7.5% 4/15/32 (b)		4,205,000	4,427,966
Viridien 8.75% 4/1/27 (b)		4,965,000	4,756,616
Yinson Boronia Production BV 8.947% 7/31/42 (b)		3,362,000	3,523,544
			52,563,441
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)		950,000	946,309
Baytex Energy Corp. 7.375% 3/15/32 (b)		2,095,000	2,169,760
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		730,000	759,318
7.25% 7/15/32(b)		730,000	765,393
California Resources Corp.:
7.125% 2/1/26(b)		529,000	531,058
8.25% 6/15/29(b)		5,745,000	5,925,549
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		1,460,000	1,435,481
Canacol Energy Ltd. 5.75% 11/24/28 (b)		5,400,000	3,111,750
Canadian Natural Resources Ltd.:
2.95% 7/15/30		23,000,000	20,827,009
3.9% 2/1/25		15,925,000	15,829,495
5.85% 2/1/35		6,942,000	7,203,953
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,669,786
5.25% 6/15/37		9,640,000	9,476,878
5.4% 6/15/47		2,422,000	2,323,660
6.75% 11/15/39		969,000	1,083,499
Cheniere Energy Partners LP 5.75% 8/15/34 (b)		2,455,000	2,541,772
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		4,172,000	4,195,476
7% 6/15/25(b)		4,319,000	4,321,609
8.375% 1/15/29(b)		3,196,000	3,319,720
CNX Midstream Partners LP 4.75% 4/15/30 (b)		2,780,000	2,592,866
CNX Resources Corp.:
7.25% 3/1/32(b)		2,845,000	2,978,931
7.375% 1/15/31(b)(c)		2,150,000	2,246,765
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		3,692,000	3,878,262
6.036% 11/15/33(b)		9,954,000	10,509,686
6.497% 8/15/43(b)		2,975,000	3,233,759
6.544% 11/15/53(b)		5,356,000	5,939,988
6.714% 8/15/63(b)		3,206,000	3,564,285
Comstock Resources, Inc.:
5.875% 1/15/30(b)		4,274,000	4,040,734
6.75% 3/1/29(b)(c)		3,305,000	3,250,930
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		4,195,000	4,532,471
Crescent Energy Finance LLC 7.625% 4/1/32 (b)		1,070,000	1,103,345
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		2,795,000	2,833,546
CVR Energy, Inc.:
5.75% 2/15/28(b)		6,446,000	6,078,853
8.5% 1/15/29(b)		3,830,000	3,902,003
DCP Midstream Operating LP 6.45% 11/3/36 (b)		8,754,000	9,501,828
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		6,325,000	6,374,044
8.625% 3/15/29(b)		3,060,000	3,217,520
DT Midstream, Inc.:
4.125% 6/15/29(b)		2,270,000	2,156,477
4.375% 6/15/31(b)		950,000	892,654
Ecopetrol SA:
4.625% 11/2/31		950,000	803,415
8.375% 1/19/36		870,000	881,153
8.875% 1/13/33		4,105,000	4,355,405
EG Global Finance PLC 12% 11/30/28 (b)		13,445,000	14,666,115
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		5,070,000	4,441,003
Empresa Nacional de Petroleo:
5.95% 7/30/34(b)		730,000	757,375
6.15% 5/10/33(b)		1,065,000	1,112,925
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		2,365,000	2,248,819
5.375% 3/30/28 (Reg. S)(b)		995,000	898,784
8.5% 9/30/33 (Reg. S)(b)		800,000	770,096
Energean PLC 6.5% 4/30/27 (b)		4,315,000	4,259,509
Energy Transfer LP:
3.75% 5/15/30		18,703,000	17,691,529
4.95% 6/15/28		12,566,000	12,696,219
5% 5/15/50		36,762,000	32,604,489
5.25% 4/15/29		6,576,000	6,722,839
5.4% 10/1/47		33,221,000	31,061,390
5.8% 6/15/38		7,006,000	7,179,050
6% 6/15/48		6,263,000	6,324,354
6.125% 12/15/45		1,400,000	1,437,532
6.25% 4/15/49		4,516,000	4,698,828
7.375% 2/1/31(b)		1,695,000	1,804,617
EnLink Midstream LLC:
5.625% 1/15/28(b)		2,235,000	2,276,164
6.5% 9/1/30(b)		3,465,000	3,704,452
EnLink Midstream Partners LP:
4.15% 6/1/25		1,015,000	1,003,112
4.85% 7/15/26		1,780,000	1,774,601
EQM Midstream Partners LP:
4.75% 1/15/31(b)(c)		780,000	749,421
6% 7/1/25(b)		239,000	239,251
6.5% 7/1/27(b)		650,000	666,245
FEL Energy VI SARL 5.75% 12/1/40 (b)		1,301,867	1,229,451
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		810,400	713,405
2.625% 3/31/36(b)		5,030,000	4,256,638
GeoPark Ltd. 5.5% 1/17/27 (b)		1,720,000	1,622,184
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,440,000	2,457,450
7% 8/1/27		5,189,000	5,233,516
8.25% 1/15/32(b)		1,010,000	1,049,967
Golar LNG Ltd. 7% 10/20/25 (b)		4,431,000	4,427,765
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		4,215,000	4,096,453
Harbour Energy PLC 5.5% 10/15/26 (b)		720,000	714,703
Harvest Midstream I LP:
7.5% 9/1/28(b)		3,815,000	3,904,286
7.5% 5/15/32(b)		1,235,000	1,298,300
Hess Corp.:
5.6% 2/15/41		19,538,000	19,979,073
5.8% 4/1/47		15,757,000	16,344,891
7.125% 3/15/33		3,656,000	4,164,650
7.3% 8/15/31		8,054,000	9,189,785
7.875% 10/1/29		13,500,000	15,418,926
Hess Midstream Operations LP:
4.25% 2/15/30(b)		1,370,000	1,294,815
5.125% 6/15/28(b)		3,922,000	3,877,182
5.5% 10/15/30(b)		850,000	842,100
5.625% 2/15/26(b)		4,255,000	4,243,343
6.5% 6/1/29(b)		910,000	938,933
HF Sinclair Corp. 5% 2/1/28 (b)		3,570,000	3,518,797
Howard Midstream Energy Partners LLC:
7.375% 7/15/32(b)		1,490,000	1,542,540
8.875% 7/15/28(b)		3,500,000	3,731,165
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		1,415,000	1,205,849
5.375% 4/24/30(b)		520,000	514,150
5.75% 4/19/47(b)		460,000	418,457
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		27,364,000	26,388,088
6.55% 9/15/40		1,203,000	1,287,924
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,807,363
5.55% 6/1/45		7,786,000	7,552,868
Kinetik Holdings LP:
5.875% 6/15/30(b)		2,300,000	2,307,388
6.625% 12/15/28(b)		3,065,000	3,158,121
Kosmos Energy Ltd.:
7.125% 4/4/26(b)		4,915,000	4,876,614
7.5% 3/1/28(b)(c)		1,784,000	1,728,250
7.75% 5/1/27(b)		500,000	494,531
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		1,885,000	1,853,758
Matador Resources Co. 6.5% 4/15/32 (b)		2,520,000	2,557,510
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		3,518,588	3,174,426
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		2,195,000	2,195,768
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		1,995,000	2,110,959
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		288,000	291,330
Mesquite Energy, Inc. 7.25% (b)(d)(h)		7,883,000	1
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)		2,185,000	2,203,802
MPLX LP:
4.8% 2/15/29		3,672,000	3,706,701
4.875% 12/1/24		8,532,000	8,518,258
4.95% 9/1/32		22,661,000	22,431,077
5.5% 2/15/49		11,018,000	10,565,007
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		1,205,000	1,090,239
NAK Naftogaz Ukraine:
7.625% 11/8/28(b)		1,165,000	920,350
7.65% (Reg. S)		792,803	685,775
New Fortress Energy, Inc.:
6.5% 9/30/26(b)(c)		13,106,000	11,344,900
6.75% 9/15/25(b)		8,050,000	7,849,861
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		3,040,000	3,108,260
8.75% 6/15/31(b)		950,000	1,014,717
Occidental Petroleum Corp.:
5.55% 3/15/26		14,762,000	14,883,491
6.45% 9/15/36(c)		18,151,000	19,671,464
6.6% 3/15/46		18,160,000	19,609,076
6.625% 9/1/30		33,925,000	36,547,233
7.5% 5/1/31		26,639,000	30,220,161
7.875% 9/15/31		735,000	848,560
8.875% 7/15/30		4,355,000	5,136,979
Parkland Corp.:
4.5% 10/1/29(b)		1,115,000	1,052,532
4.625% 5/1/30(b)		5,315,000	4,971,031
6.625% 8/15/32(b)		1,735,000	1,753,173
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		5,980,000	6,218,381
Permian Resources Operating LLC:
5.875% 7/1/29(b)		2,750,000	2,750,000
6.25% 2/1/33(b)		1,000,000	1,025,404
7% 1/15/32(b)		660,000	692,347
Petroleos de Venezuela SA:
5.375%(d)		621,100	63,383
6%(b)(d)		3,540,167	359,327
6%(b)(d)		4,107,669	408,713
12.75%(b)(d)		172,000	21,199
Petroleos Mexicanos:
4.5% 1/23/26		22,915,000	22,034,205
5.35% 2/12/28		650,000	592,599
5.95% 1/28/31		123,292,000	101,985,909
6.35% 2/12/48		43,373,000	28,631,385
6.49% 1/23/27		36,590,000	35,497,154
6.5% 3/13/27		61,276,000	58,932,193
6.5% 6/2/41		380,000	267,425
6.625% 6/15/35		6,753,000	5,247,081
6.7% 2/16/32		64,277,000	55,181,805
6.75% 9/21/47		33,853,000	23,033,243
6.84% 1/23/30		17,201,000	15,487,780
6.875% 10/16/25		1,060,000	1,059,006
6.875% 8/4/26		1,895,000	1,867,769
6.95% 1/28/60		24,897,000	16,958,094
7.69% 1/23/50		57,080,000	42,364,776
Petronas Capital Ltd.:
3.404% 4/28/61(b)		2,425,000	1,716,148
3.5% 4/21/30(b)		625,000	592,344
Petrorio Luxembourg Holding SA 6.125% 6/9/26 (b)		1,115,000	1,107,334
Phillips 66 Co. 3.85% 4/9/25		2,401,000	2,380,501
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,630,284
3.6% 11/1/24		4,912,000	4,894,972
Prairie Acquiror LP 9% 8/1/29 (b)		645,000	674,631
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,375,000	2,362,745
PT Pertamina Persero 4.175% 1/21/50 (b)		845,000	690,999
QatarEnergy:
1.375% 9/12/26(b)		2,965,000	2,797,300
2.25% 7/12/31(b)		4,935,000	4,305,788
3.125% 7/12/41(b)		3,545,000	2,800,550
3.3% 7/12/51(b)		5,580,000	4,141,755
Rockies Express Pipeline LLC:
4.8% 5/15/30(b)		220,000	204,221
4.95% 7/15/29(b)		2,610,000	2,494,512
6.875% 4/15/40(b)		990,000	959,600
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		2,520,000	2,386,913
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	30,676,043
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		5,210,000	4,542,469
3.25% 11/24/50(b)		2,170,000	1,521,713
3.5% 4/16/29(b)		3,740,000	3,575,206
3.5% 11/24/70(b)		1,580,000	1,066,500
4.25% 4/16/39(b)		4,395,000	3,989,122
4.375% 4/16/49(b)		640,000	550,000
5.875% 7/17/64(b)		615,000	622,903
Seplat Energy PLC 7.75% 4/1/26 (b)		415,000	413,055
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		1,230,000	1,295,464
SM Energy Co.:
6.75% 8/1/29(b)		495,000	502,725
7% 8/1/32(b)		495,000	507,113
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	2,156,204
Sunoco Logistics Partners, LP:
7% 5/1/29(b)		950,000	989,603
7.25% 5/1/32(b)(c)		1,445,000	1,528,310
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,784,307
5.875% 3/15/28		2,625,000	2,627,559
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		3,710,000	3,579,686
6% 3/1/27(b)		2,595,000	2,587,671
6% 12/31/30(b)		7,715,000	7,357,437
6% 9/1/31(b)		5,080,000	4,814,353
Talos Production, Inc.:
9% 2/1/29(b)		885,000	940,163
9.375% 2/1/31(b)		1,240,000	1,324,252
Teine Energy Ltd. 6.875% 4/15/29 (b)		515,000	512,715
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		2,227,000	1,902,704
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	30,764,499
3.9% 1/15/25		16,989,000	16,896,768
4% 9/15/25		1,911,000	1,893,286
4.65% 8/15/32		23,596,000	23,211,723
5.3% 8/15/52		5,344,000	5,116,713
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		3,952,000	3,669,167
Tullow Oil PLC:
7% 3/1/25(b)		2,405,000	2,343,384
10.25% 5/15/26(b)		4,694,000	4,542,384
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		5,960,000	5,634,489
4.125% 8/15/31(b)		2,605,000	2,414,798
6.25% 1/15/30(b)		1,600,000	1,663,542
Venture Global LNG, Inc. 7% 1/15/30 (b)		245,000	250,475
Viper Energy, Inc. 7.375% 11/1/31 (b)		750,000	796,394
Western Midstream Operating LP:
4.05% 2/1/30		19,000,000	18,186,810
4.65% 7/1/26		5,039,000	5,013,108
4.75% 8/15/28		3,701,000	3,683,344
			1,397,509,370
TOTAL ENERGY			1,450,072,811

FINANCIALS - 11.2%
Banks - 4.8%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	3,400,000	3,815,752
Access Bank PLC 6.125% 9/21/26 (b)		940,000	892,709
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(e)	EUR	8,450,000	9,066,900
5.25% 10/23/31 (Reg. S)(e)	EUR	1,880,000	2,255,435
6.608% 9/13/29(b)(e)		1,700,000	1,802,318
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (e)		4,800,000	4,994,298
Banco Do Brasil SA 6% 3/18/31 (b)		1,555,000	1,576,304
Banco Espirito Santo SA 4% (Reg. S) (d)(h)	EUR	1,300,000	402,366
Bancolombia SA 8.625% 12/24/34 (e)		1,080,000	1,131,635
Bank of America Corp.:
2.299% 7/21/32(e)		34,460,000	29,333,067
2.496% 2/13/31(e)		10,000,000	8,959,255
3.419% 12/20/28(e)		14,844,000	14,312,620
3.705% 4/24/28(e)		20,736,000	20,268,985
4.25% 10/22/26		9,380,000	9,331,577
4.571% 4/27/33(e)		10,000,000	9,783,131
5.015% 7/22/33(e)		202,394,000	204,751,775
5.468% 1/23/35(e)		31,000,000	32,085,942
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(e)		4,600,000	4,708,261
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		825,000	816,492
Barclays PLC:
2.852% 5/7/26(e)		16,500,000	16,219,372
5.088% 6/20/30(e)		26,155,000	26,056,892
5.2% 5/12/26		12,530,000	12,562,785
5.262% 1/29/34 (Reg. S)(e)	EUR	5,490,000	6,607,044
5.69% 3/12/30(e)		28,747,000	29,636,518
5.829% 5/9/27(e)		27,350,000	27,735,127
6.224% 5/9/34(e)		20,610,000	21,895,624
6.49% 9/13/29(e)		36,156,000	38,300,631
8.407% 11/14/32 (Reg. S)(e)	GBP	2,300,000	3,211,762
BNP Paribas SA:
2.159% 9/15/29(b)(e)		10,072,000	9,082,748
2.219% 6/9/26(b)(e)		27,762,000	27,120,455
2.5% 3/31/32 (Reg. S)(e)	EUR	5,000,000	5,317,388
BPCE SA:
5.716% 1/18/30(b)(e)		2,250,000	2,305,023
7.003% 10/19/34(b)(e)		1,959,000	2,167,826
Citigroup, Inc.:
2.666% 1/29/31(e)		10,000,000	9,007,713
4.3% 11/20/26		5,384,000	5,350,226
4.4% 6/10/25		13,145,000	13,072,679
4.412% 3/31/31(e)		42,031,000	41,342,843
4.45% 9/29/27		19,254,000	19,163,311
4.6% 3/9/26		8,567,000	8,546,043
4.91% 5/24/33(e)		98,011,000	97,487,257
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	8,273,917
Commerzbank AG:
4.875% 10/16/34 (Reg. S)(e)	EUR	2,600,000	2,926,620
8.625% 2/28/33 (Reg. S)(e)	GBP	700,000	992,708
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(e)		9,644,000	8,997,939
Cooperatieve Rabobank UA:
3.822% 7/26/34 (Reg. S)	EUR	1,300,000	1,468,832
4% 1/10/30 (Reg. S)	EUR	2,600,000	2,970,878
4.375% 8/4/25		16,524,000	16,405,003
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(e)	GBP	3,450,000	4,240,206
3.875% 1/9/32 (Reg. S)(e)	EUR	9,350,000	10,464,621
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (e)	EUR	1,600,000	1,589,636
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		2,274,000	2,178,389
8% 6/15/27(b)		905,000	948,245
HSBC Holdings PLC:
2.804% 5/24/32(e)		5,616,000	4,877,542
4.787% 3/10/32 (Reg. S)(e)	EUR	3,930,000	4,616,031
4.856% 5/23/33 (Reg. S)(e)	EUR	5,100,000	6,046,396
6.8% 9/14/31(e)	GBP	1,160,000	1,647,884
7.39% 11/3/28(e)		2,850,000	3,067,622
8.201% 11/16/34 (Reg. S)(e)	GBP	3,200,000	4,619,874
ING Groep NV:
4.5% 5/23/29 (Reg. S)(e)	EUR	2,300,000	2,633,485
4.75% 5/23/34 (Reg. S)(e)	EUR	8,000,000	9,488,435
Intesa Sanpaolo SpA:
3.875% 7/14/27(b)		5,666,000	5,499,474
4.198% 6/1/32(b)(e)		4,469,000	3,909,858
5.71% 1/15/26(b)		65,914,000	66,134,967
6.625% 6/20/33(b)		2,500,000	2,681,003
JPMorgan Chase & Co.:
2.739% 10/15/30(e)		10,000,000	9,156,268
2.956% 5/13/31(e)		16,800,000	15,280,680
3.761% 3/21/34 (Reg. S)(e)	EUR	2,350,000	2,624,355
4.452% 12/5/29(e)		40,200,000	40,041,951
4.493% 3/24/31(e)		60,900,000	60,704,126
4.586% 4/26/33(e)		89,633,000	88,477,651
4.912% 7/25/33(e)		89,141,000	89,631,758
5.299% 7/24/29(e)		35,000,000	35,913,769
5.336% 1/23/35(e)		45,000,000	46,342,402
5.717% 9/14/33(e)		41,000,000	42,886,701
Jyske Bank A/S:
5% 10/26/28(e)	EUR	1,825,000	2,099,723
5.125% 5/1/35 (Reg. S)(e)	EUR	1,183,000	1,365,336
KBC Group NV 6.324% 9/21/34 (b)(e)		4,450,000	4,775,471
Lloyds Banking Group PLC:
1.985% 12/15/31(e)	GBP	3,200,000	3,906,187
4.5% 1/11/29 (Reg. S)(e)	EUR	1,960,000	2,249,690
4.75% 9/21/31 (Reg. S)(e)	EUR	4,800,000	5,626,419
Magyar Export-Import Bank 6.125% 12/4/27 (b)		540,000	549,956
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(e)	GBP	5,300,000	6,486,933
3.073% 5/22/28(e)		17,464,000	16,743,437
3.622% 8/14/30 (Reg. S)(e)	GBP	2,250,000	2,909,868
4.771% 2/16/29 (Reg. S)(e)	EUR	4,800,000	5,530,233
4.8% 4/5/26		15,141,000	15,139,674
7.416% 6/6/33 (Reg. S)(e)	GBP	2,600,000	3,585,309
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	5,300,000	6,039,101
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (e)		650,000	684,938
PNC Financial Services Group, Inc. 4.626% 6/6/33 (e)		25,000,000	24,128,940
Societe Generale:
1.488% 12/14/26(b)(e)		37,622,000	35,839,623
4.25% 4/14/25(b)		2,700,000	2,673,428
4.75% 11/24/25(b)		1,750,000	1,732,019
6.691% 1/10/34(b)(e)		1,700,000	1,822,061
Synchrony Bank:
5.4% 8/22/25		21,633,000	21,647,787
5.625% 8/23/27		19,587,000	19,864,851
UniCredit SpA:
5.459% 6/30/35(b)(e)		3,269,000	3,190,575
5.861% 6/19/32(b)(e)		1,155,000	1,152,392
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (e)	GBP	5,000,000	7,135,260
Wells Fargo & Co.:
2.572% 2/11/31(e)		10,000,000	8,972,662
3.526% 3/24/28(e)		33,177,000	32,305,236
4.478% 4/4/31(e)		58,414,000	57,814,751
4.897% 7/25/33(e)		54,000,000	53,737,014
5.013% 4/4/51(e)		32,932,000	31,555,359
5.389% 4/24/34(e)		29,117,000	29,839,901
5.499% 1/23/35(e)		10,279,000	10,607,467
5.574% 7/25/29(e)		33,000,000	34,076,948
6.303% 10/23/29(e)		20,000,000	21,215,126
Western Alliance Bancorp. 3% 6/15/31 (e)		4,737,000	4,283,669
Westpac Banking Corp. 4.11% 7/24/34 (e)		13,519,000	12,963,604
			1,884,468,263
Capital Markets - 3.2%
Ares Capital Corp. 3.875% 1/15/26		47,916,000	46,999,850
AssuredPartners, Inc.:
5.625% 1/15/29(b)		2,035,000	1,944,778
7.5% 2/15/32(b)		2,470,000	2,519,632
Athene Global Funding:
5.339% 1/15/27(b)		46,561,000	47,120,639
5.583% 1/9/29(b)		20,758,000	21,316,540
Blackstone Private Credit Fund:
4.7% 3/24/25		63,655,000	63,307,267
4.875% 4/14/26	GBP	3,591,000	4,622,023
7.05% 9/29/25		28,315,000	28,761,795
Coinbase Global, Inc. 3.625% 10/1/31 (b)		2,775,000	2,286,757
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(e)	EUR	1,600,000	1,757,458
4.1% 1/13/26		5,495,000	5,442,996
4.5% 4/1/25		82,560,000	82,038,057
4.5% 7/12/35 (Reg. S)(e)	EUR	1,500,000	1,691,623
6.125% 12/12/30 (Reg. S)(e)	GBP	6,100,000	8,227,324
Deutsche Bank AG New York Branch:
3.729% 1/14/32(e)		60,841,000	53,800,751
5.882% 7/8/31(e)		10,000,000	10,130,263
6.72% 1/18/29(e)		1,700,000	1,789,732
Goldman Sachs Group, Inc.:
2.383% 7/21/32(e)		34,782,000	29,615,663
2.6% 2/7/30		10,000,000	9,075,710
3.102% 2/24/33(e)		64,036,000	56,643,376
3.691% 6/5/28(e)		128,004,000	124,976,040
3.8% 3/15/30		70,690,000	68,156,653
6.75% 10/1/37		6,976,000	7,862,739
Hightower Holding LLC:
6.75% 4/15/29(b)		1,140,000	1,088,380
9.125% 1/31/30(b)		4,325,000	4,478,550
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29(b)		1,320,000	1,259,865
7.125% 4/30/31(b)		3,020,000	3,171,725
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		680,000	646,182
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,109,105
3.75% 3/24/25		20,324,000	20,185,519
Morgan Stanley:
2.699% 1/22/31(e)		10,000,000	9,053,515
3.622% 4/1/31(e)		39,278,000	37,267,965
3.955% 3/21/35 (Reg. S)(e)	EUR	2,550,000	2,853,869
4.431% 1/23/30(e)		14,132,000	14,043,042
4.656% 3/2/29(e)	EUR	2,100,000	2,422,439
4.889% 7/20/33(e)		69,805,000	69,636,360
5.25% 4/21/34(e)		45,000,000	45,758,896
5.449% 7/20/29(e)		16,205,000	16,702,446
5.831% 4/19/35(e)		32,000,000	33,848,915
6.407% 11/1/29(e)		70,000,000	74,600,185
StoneX Group, Inc. 7.875% 3/1/31 (b)		1,405,000	1,477,369
UBS Group AG:
1.494% 8/10/27(b)(e)		21,621,000	20,270,518
2.125% 11/15/29 (Reg. S)(e)	GBP	3,900,000	4,558,566
2.593% 9/11/25(b)(e)		38,976,000	38,950,496
3.75% 3/26/25		12,391,000	12,293,231
3.869% 1/12/29(b)(e)		11,793,000	11,428,320
4.125% 9/24/25(b)		12,029,000	11,920,264
4.125% 6/9/33 (Reg. S)(e)	EUR	5,480,000	6,199,527
4.194% 4/1/31(b)(e)		36,361,000	35,135,710
4.75% 3/17/32 (Reg. S)(e)	EUR	9,810,000	11,524,520
5.428% 2/8/30(b)(e)		65,000,000	66,596,048
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		2,505,000	2,598,707
			1,247,167,900
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		10,823,000	10,753,323
2.45% 10/29/26		15,103,000	14,394,421
3% 10/29/28		15,819,000	14,794,700
3.3% 1/30/32		26,922,000	23,930,342
4.45% 4/3/26		10,546,000	10,467,827
6.45% 4/15/27		49,188,000	51,181,477
6.5% 7/15/25		13,367,000	13,495,761
Ally Financial, Inc.:
5.125% 9/30/24		8,417,000	8,411,113
5.75% 11/20/25		22,874,000	22,934,797
5.8% 5/1/25		20,531,000	20,572,073
6.7% 2/14/33(c)		5,050,000	5,198,519
7.1% 11/15/27		32,320,000	34,323,052
8% 11/1/31		42,441,000	48,438,059
Capital One Financial Corp.:
2.636% 3/3/26(e)		17,584,000	17,336,132
3.273% 3/1/30(e)		22,490,000	20,954,793
3.65% 5/11/27		52,443,000	51,162,260
3.8% 1/31/28		24,176,000	23,456,113
4.985% 7/24/26(e)		22,984,000	22,933,939
5.247% 7/26/30(e)		35,910,000	36,278,082
5.817% 2/1/34(e)		6,428,000	6,568,515
6.377% 6/8/34(e)		3,572,000	3,794,950
7.624% 10/30/31(e)		47,805,000	53,964,525
Capstone Borrower, Inc. 8% 6/15/30 (b)		1,155,000	1,216,544
Discover Financial Services:
3.95% 11/6/24		9,389,000	9,358,690
4.1% 2/9/27		11,988,000	11,781,409
4.5% 1/30/26		15,184,000	15,091,872
6.7% 11/29/32		5,478,000	5,970,178
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		4,615,000	4,829,244
9.25% 4/1/29(b)		1,790,000	1,905,456
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.3165% 3/6/26(e)(f)		2,490,000	2,556,608
4.063% 11/1/24		77,591,000	77,358,221
4.445% 2/14/30	EUR	2,175,000	2,430,856
6.86% 6/5/26	GBP	3,580,000	4,804,787
Navient Corp.:
4.875% 3/15/28		505,000	480,606
5% 3/15/27(c)		505,000	495,209
5.625% 8/1/33		735,000	633,973
OneMain Finance Corp.:
3.5% 1/15/27		2,178,000	2,064,685
3.875% 9/15/28		5,655,000	5,207,611
7.125% 3/15/26		6,235,000	6,353,047
7.125% 11/15/31		870,000	879,073
9% 1/15/29		5,000	5,312
PRA Group, Inc. 8.875% 1/31/30 (b)		975,000	1,007,755
Shriram Finance Ltd.:
4.15% 7/18/25(b)		1,640,000	1,610,283
6.625% 4/22/27(b)		1,235,000	1,246,584
SLM Corp. 4.2% 10/29/25		1,255,000	1,240,432
Synchrony Financial:
3.95% 12/1/27		24,512,000	23,618,450
5.15% 3/19/29		27,718,000	27,606,890
			725,098,548
Financial Services - 0.8%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (b)		835,000	880,407
Block, Inc.:
2.75% 6/1/26		950,000	912,368
3.5% 6/1/31		6,054,000	5,464,786
6.5% 5/15/32(b)		6,385,000	6,621,328
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		4,925,000	5,251,281
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	1,450,000	1,681,475
Corebridge Financial, Inc.:
3.5% 4/4/25		7,079,000	7,005,267
3.65% 4/5/27		24,155,000	23,650,275
3.85% 4/5/29		9,902,000	9,559,768
3.9% 4/5/32		11,788,000	10,913,891
4.35% 4/5/42		2,681,000	2,306,648
4.4% 4/5/52		7,930,000	6,589,269
Cosan Luxembourg SA 7.25% 6/27/31 (b)		1,655,000	1,714,994
Cruise Yacht Upper Holdco Ltd. 11.875% 7/5/28		1,000,000	1,020,000
Equitable Holdings, Inc. 4.572% 2/15/29 (b)		4,941,000	4,895,679
GACI First Investment 5.25% 10/13/32 (Reg. S)		785,000	807,814
GGAM Finance Ltd.:
6.875% 4/15/29(b)		500,000	515,973
7.75% 5/15/26(b)		1,905,000	1,954,700
8% 2/15/27(b)		4,725,000	4,925,694
8% 6/15/28(b)		5,914,000	6,321,711
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)		2,475,000	2,499,772
Gn Bondco LLC 9.5% 10/15/31 (b)(c)		2,397,000	2,439,840
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		3,830,000	3,360,094
5.25% 5/15/27		8,160,000	7,864,200
6.25% 5/15/26		7,606,000	7,562,365
9% 6/15/30(b)		660,000	667,789
9.75% 1/15/29(b)		395,000	414,834
Jackson Financial, Inc.:
3.125% 11/23/31		2,681,000	2,320,067
5.17% 6/8/27		10,301,000	10,441,076
5.67% 6/8/32		11,039,000	11,395,532
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		32,955,000	31,289,042
3% 5/15/32		33,235,000	28,403,811
3.625% 1/15/32		9,085,000	8,163,650
5.125% 2/1/28		11,235,000	11,291,658
5.5% 1/15/30		6,505,000	6,552,155
5.75% 4/1/33		30,595,000	31,318,847
KfW:
0% 9/17/30 (Reg. S)	EUR	3,400,000	3,226,552
0.75% 1/15/29 (Reg. S)	EUR	9,000,000	9,225,206
2.875% 6/7/33 (Reg. S)	EUR	9,300,000	10,472,398
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	4,950,000	4,834,558
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		1,395,000	1,500,497
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		1,925,000	1,790,423
4.375% 11/22/33(b)		870,000	847,163
5.084% 5/22/53(b)		2,140,000	2,115,925
5.5% 4/28/33(b)		810,000	855,309
NCR Atleos Corp. 9.5% 4/1/29 (b)		1,970,000	2,170,002
Pine Street Trust II 5.568% 2/15/49 (b)		19,200,000	18,536,534
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		1,375,000	973,060
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		1,635,000	1,740,703
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)		2,460,000	2,537,895
			329,804,285
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		760,000	710,860
7.5% 11/6/30(b)		1,060,000	1,087,986
8.25% 2/1/29(b)		1,030,000	1,060,120
8.5% 6/15/29(b)		1,060,000	1,100,784
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	2,600,000	3,845,696
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (e)	EUR	2,000,000	1,959,951
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		6,006,000	5,788,511
6.75% 10/15/27(b)		855,000	850,832
6.75% 4/15/28(b)		3,269,000	3,329,503
7% 1/15/31(b)		675,000	697,647
AmWINS Group, Inc.:
4.875% 6/30/29(b)		6,145,000	5,857,823
6.375% 2/15/29(b)		2,070,000	2,122,417
Argentum Netherlands BV:
5.625% 8/15/52 (Reg. S)(e)		6,561,000	6,555,728
5.75% 8/15/50 (Reg. S)(e)		14,850,000	14,816,356
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		4,198,000	4,192,753
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	2,400,000	2,589,873
Five Corners Funding Trust II 2.85% 5/15/30 (b)		42,017,000	38,348,466
HUB International Ltd. 7.25% 6/15/30 (b)		2,035,000	2,125,043
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)		500,000	543,436
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	8,016,998
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,794,295
4.75% 3/15/39		5,849,000	5,681,856
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		21,378,000	15,070,284
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		3,450,000	3,593,561
Pricoa Global Funding I 5.375% 5/15/45 (e)		11,144,000	11,066,969
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (e)		11,200,000	10,258,058
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(e)	GBP	4,350,000	5,028,237
6.75% 12/2/44 (Reg. S)(e)		6,610,000	6,610,000
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		1,590,000	1,538,643
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(e)		2,600,000	2,595,580
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	3,843,508
Unum Group:
3.875% 11/5/25		13,752,000	13,582,791
4% 6/15/29		15,636,000	15,195,569
5.75% 8/15/42		16,274,000	16,223,463
USI, Inc. 7.5% 1/15/32 (b)		1,235,000	1,293,671
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		4,950,000	4,299,120
			234,276,388
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp.:
6.25% 10/15/25(b)		455,000	454,060
8% 4/1/29(b)		1,000,000	995,246
Starwood Property Trust, Inc.:
3.625% 7/15/26(b)		490,000	471,604
3.75% 12/31/24(b)		1,510,000	1,496,441
4.75% 3/15/25		500,000	496,719
7.25% 4/1/29(b)		1,245,000	1,295,949
			5,210,019
TOTAL FINANCIALS			4,426,025,403

HEALTH CARE - 1.5%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		12,184,000	12,621,372
5.25% 3/2/33		13,756,000	14,136,727
5.6% 3/2/43		13,068,000	13,355,903
5.65% 3/2/53		6,496,000	6,681,219
5.75% 3/2/63		11,839,000	12,142,407
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		7,790,000	5,783,868
Grifols SA % (b)		1,378,000	1,309,013
			66,030,509
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)(c)		4,921,000	4,499,386
Avantor Funding, Inc.:
3.875% 11/1/29(b)		2,350,000	2,195,985
4.625% 7/15/28(b)		1,545,000	1,503,546
Embecta Corp. 5% 2/15/30 (b)		750,000	676,207
Medline Borrower LP 3.875% 4/1/29 (b)		950,000	897,340
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		10,620,000	10,947,362
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		2,055,000	2,149,195
Teleflex, Inc. 4.25% 6/1/28 (b)		1,370,000	1,316,594
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	2,300,000	2,629,963
			26,815,578
Health Care Providers & Services - 0.9%
180 Medical, Inc. 3.875% 10/15/29 (b)		1,845,000	1,730,142
Akumin, Inc. 8% 8/1/28 (b)		1,255,000	1,041,650
AMN Healthcare 4% 4/15/29 (b)		1,215,000	1,133,365
Auna SA 10% 12/15/29 (b)		1,037,200	1,085,160
Centene Corp.:
2.45% 7/15/28		29,620,000	27,100,810
2.625% 8/1/31		13,830,000	11,731,389
3.375% 2/15/30		24,530,000	22,461,027
4.25% 12/15/27		15,485,000	15,139,685
4.625% 12/15/29		24,065,000	23,412,651
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		7,305,000	6,230,620
5.25% 5/15/30(b)		11,255,000	10,091,621
5.625% 3/15/27(b)		7,615,000	7,369,393
6% 1/15/29(b)		3,545,000	3,363,198
6.125% 4/1/30(b)		3,864,000	3,059,921
6.875% 4/15/29(b)		7,502,000	6,455,701
10.875% 1/15/32(b)		2,160,000	2,338,245
Cigna Group 3.05% 10/15/27		10,400,000	9,999,838
CVS Health Corp.:
3% 8/15/26		2,303,000	2,230,757
3.625% 4/1/27		7,027,000	6,878,907
4.78% 3/25/38		18,481,000	16,977,260
5% 1/30/29		10,678,000	10,829,428
5.25% 1/30/31		4,378,000	4,451,576
DaVita, Inc.:
3.75% 2/15/31(b)		1,425,000	1,268,394
4.625% 6/1/30(b)		7,070,000	6,666,298
6.875% 9/1/32(b)		3,605,000	3,688,125
HCA Holdings, Inc.:
3.5% 9/1/30		20,891,000	19,478,315
3.625% 3/15/32		3,086,000	2,805,633
5.5% 6/1/33		18,000,000	18,417,931
5.625% 9/1/28		16,701,000	17,223,311
5.875% 2/1/29		15,195,000	15,786,063
Humana, Inc. 3.7% 3/23/29		9,378,000	9,052,036
LifePoint Health, Inc.:
5.375% 1/15/29(b)		1,715,000	1,600,796
9.875% 8/15/30(b)		1,940,000	2,127,561
10% 6/1/32(b)		1,220,000	1,324,094
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		750,000	536,602
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		2,205,000	2,027,381
3.875% 5/15/32(b)		1,015,000	910,688
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		3,235,000	3,093,558
Prime Healthcare Services 9.375% 9/1/29 (b)		1,110,000	1,118,976
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(e)		5,197,373	4,995,975
Sabra Health Care LP 3.2% 12/1/31		36,074,000	31,288,878
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		3,930,000	4,127,754
Tenet Healthcare Corp.:
4.25% 6/1/29		4,460,000	4,279,758
4.375% 1/15/30		5,010,000	4,789,834
4.625% 6/15/28		4,010,000	3,918,420
6.125% 10/1/28		5,185,000	5,194,540
6.125% 6/15/30		3,770,000	3,828,902
6.25% 2/1/27		1,120,000	1,122,110
6.75% 5/15/31		665,000	689,419
Toledo Hospital 5.325% 11/15/28		6,970,000	6,848,025
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		1,356,000	1,387,199
			374,708,920
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		385,000	382,338
6.5% 5/15/30(b)(c)		1,895,000	1,966,017
			2,348,355
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		1,715,000	1,607,049
4% 3/15/31(b)		1,715,000	1,578,264
			3,185,313
Pharmaceuticals - 0.3%
1375209 BC Ltd. 9% 1/30/28 (b)		3,633,000	3,530,727
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		3,200,000	2,390,400
5.25% 1/30/30(b)		2,095,000	1,047,500
5.5% 11/1/25(b)		8,709,000	8,383,414
11% 9/30/28(b)		2,005,000	1,834,575
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	2,550,000	2,952,992
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		13,965,000	13,804,228
Bayer U.S. Finance LLC:
6.375% 11/21/30(b)		4,640,000	4,933,067
6.5% 11/21/33(b)		4,350,000	4,636,948
Catalent Pharma Solutions 3.5% 4/1/30 (b)		2,355,000	2,299,726
Elanco Animal Health, Inc. 6.65% 8/28/28 (e)		4,279,000	4,431,007
Jazz Securities DAC 4.375% 1/15/29 (b)		3,665,000	3,487,872
Mylan NV 4.55% 4/15/28		13,507,000	13,374,623
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		4,365,000	4,173,020
5.125% 4/30/31(b)(c)		3,320,000	3,109,325
6.75% 5/15/34(b)(c)		510,000	528,530
7.875% 5/15/34(b)		1,015,000	1,069,484
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		2,295,000	2,197,222
4.75% 5/9/27		1,320,000	1,297,234
7.875% 9/15/29		2,120,000	2,334,578
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,987,262
Viatris, Inc.:
2.7% 6/22/30		26,404,000	23,243,838
4% 6/22/50		7,372,000	5,225,260
			117,272,832
TOTAL HEALTH CARE			590,361,507

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		5,811,000	5,800,968
Bombardier, Inc.:
7% 6/1/32(b)		595,000	619,390
7.25% 7/1/31(b)		2,985,000	3,133,325
7.875% 4/15/27(b)		2,792,000	2,801,496
8.75% 11/15/30(b)		2,955,000	3,222,442
BWX Technologies, Inc.:
4.125% 6/30/28(b)		5,115,000	4,935,968
4.125% 4/15/29(b)		2,315,000	2,214,063
Embraer Netherlands Finance BV:
5.4% 2/1/27		1,290,000	1,298,875
6.95% 1/17/28(b)		820,000	859,463
7% 7/28/30(b)		1,605,000	1,719,356
Moog, Inc. 4.25% 12/15/27 (b)		285,000	274,508
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		1,515,000	1,695,502
The Boeing Co.:
3.55% 3/1/38		2,570,000	1,959,936
5.15% 5/1/30		18,842,000	18,793,614
5.705% 5/1/40		13,710,000	13,326,182
5.805% 5/1/50		3,812,000	3,597,937
5.93% 5/1/60		13,710,000	12,949,893
6.259% 5/1/27(b)		3,585,000	3,688,196
6.298% 5/1/29(b)		8,683,000	9,068,131
6.388% 5/1/31(b)		6,576,000	6,926,934
6.528% 5/1/34(b)		7,038,000	7,454,029
6.858% 5/1/54(b)		10,596,000	11,409,099
7.008% 5/1/64(b)		10,000,000	10,770,205
TransDigm, Inc.:
4.625% 1/15/29		7,395,000	7,114,434
5.5% 11/15/27		14,265,000	14,140,181
6.375% 3/1/29(b)		6,355,000	6,549,215
6.625% 3/1/32(b)		1,660,000	1,726,350
6.75% 8/15/28(b)		2,555,000	2,622,069
7.125% 12/1/31(b)		415,000	438,248
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		6,175,000	5,063,572
7.875% 5/1/27(b)		2,933,000	2,752,732
9.5% 6/1/28(b)		1,745,000	1,631,890
			170,558,203
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(e)		1,856,000	1,850,191
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		545,000	428,168
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)(c)		4,206,000	4,016,730
Rand Parent LLC 8.5% 2/15/30 (b)(c)		10,635,000	10,635,170
			16,930,259
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		3,005,000	2,958,545
6.375% 6/15/30(b)		205,000	208,381
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		490,000	521,304
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		3,090,000	2,823,169
6.375% 3/1/34(b)		1,250,000	1,283,321
Carrier Global Corp.:
4.5% 11/29/32	EUR	1,650,000	1,939,738
5.9% 3/15/34		2,545,000	2,745,283
6.2% 3/15/54		1,576,000	1,786,935
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30(b)		6,650,000	6,809,826
6.75% 7/15/31(b)		1,900,000	1,957,937
MasterBrand, Inc. 7% 7/15/32 (b)		1,700,000	1,751,010
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		1,650,000	1,695,624
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		2,726,000	2,559,709
Sisecam UK PLC 8.625% 5/2/32 (b)		2,145,000	2,220,075
			31,260,857
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (b)(c)		2,555,000	2,426,340
Allied Universal Holdco LLC 7.875% 2/15/31 (b)(i)		4,855,000	4,929,202
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		2,420,000	2,153,996
9.75% 7/15/27(b)		6,595,000	6,610,498
APX Group, Inc.:
5.75% 7/15/29(b)		2,420,000	2,397,736
6.75% 2/15/27(b)		2,321,000	2,325,329
Artera Services LLC 8.5% 2/15/31 (b)		12,975,000	12,989,753
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		7,987,000	8,702,412
Cimpress PLC 7% 6/15/26		1,370,000	1,365,643
Clean Harbors, Inc. 6.375% 2/1/31 (b)		945,000	965,709
CoreCivic, Inc.:
4.75% 10/15/27		5,725,000	5,460,531
8.25% 4/15/29		5,085,000	5,364,253
Garda World Security Corp. 8.25% 8/1/32 (b)		1,740,000	1,768,452
GFL Environmental, Inc.:
3.75% 8/1/25(b)		2,000,000	1,977,967
5.125% 12/15/26(b)		2,000,000	1,992,247
6.75% 1/15/31(b)		405,000	423,054
Madison IAQ LLC:
4.125% 6/30/28(b)		601,000	571,851
5.875% 6/30/29(b)		4,105,000	3,911,692
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,225,000	1,223,469
Reworld Holding Corp. 4.875% 12/1/29 (b)		3,383,000	3,139,139
The GEO Group, Inc.:
8.625% 4/15/29		3,271,000	3,393,246
10.25% 4/15/31		3,285,000	3,470,544
Williams Scotsman, Inc. 6.625% 6/15/29 (b)		3,460,000	3,572,229
Wrangler Holdco Corp. 6.625% 4/1/32 (b)		3,855,000	3,980,106
			85,115,398
Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		3,586,000	3,430,785
Greensaif Pipelines Bidco SARL:
5.8528% 2/23/36(b)		755,000	777,084
6.1027% 8/23/42(b)		1,390,000	1,419,538
6.129% 2/23/38(b)		4,065,000	4,270,791
6.51% 2/23/42(b)		850,000	908,172
Pike Corp.:
5.5% 9/1/28(b)		4,668,000	4,547,186
8.625% 1/31/31(b)		3,795,000	4,096,847
Railworks Holdings LP 8.25% 11/15/28 (b)		4,889,000	4,994,881
			24,445,284
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		1,210,000	970,889
Regal Rexnord Corp.:
6.05% 2/15/26		2,040,000	2,065,309
6.05% 4/15/28		1,995,000	2,061,518
6.3% 2/15/30		1,995,000	2,106,830
Sensata Technologies BV 4% 4/15/29 (b)		1,985,000	1,868,952
			9,073,498
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,473,669
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)		243,000	237,430
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		5,030,000	5,141,008
JSC Georgian Railway 4% 6/17/28 (b)		520,000	467,028
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	4,150,000	4,542,315
Uber Technologies, Inc.:
4.5% 8/15/29(b)(c)		1,975,000	1,936,951
8% 11/1/26(b)		6,545,000	6,567,214
XPO, Inc.:
6.25% 6/1/28(b)		570,000	581,527
7.125% 6/1/31(b)		940,000	982,010
7.125% 2/1/32(b)		3,680,000	3,849,917
			28,779,069
Industrial Conglomerates - 0.0%
GRUP KUO, S.A.B. de CV 5.75% 7/7/27 (b)		1,295,000	1,249,131
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29(b)		1,900,000	1,831,342
5.25% 10/1/25(b)		230,000	229,177
7% 7/15/31(b)		2,130,000	2,214,615
			5,524,265
Machinery - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (b)		256,000	268,989
Mueller Water Products, Inc. 4% 6/15/29 (b)		2,825,000	2,670,536
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		2,445,000	2,448,589
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		6,660,000	6,556,504
			11,944,618
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		915,000	907,280
3.75% 4/6/27(b)		2,601,000	2,536,885
Seaspan Corp. 5.5% 8/1/29 (b)		4,217,000	4,016,657
			7,460,822
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/26 (b)		1,405,000	1,355,732
American Airlines, Inc.:
7.25% 2/15/28(b)(c)		950,000	955,908
8.5% 5/15/29(b)		1,870,000	1,944,166
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		3,924,667	3,904,341
Azul Secured Finance LLP:
11.5% 5/28/29(b)		1,919,911	1,170,647
11.93% 8/28/28(b)		1,210,000	1,116,225
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		248,124	247,149
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)		3,462,500	3,524,133
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)		2,475,000	2,446,217
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		600,000	605,568
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		2,285,000	1,427,022
			18,697,108
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)		1,925,000	1,801,436
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,217,397
TriNet Group, Inc.:
3.5% 3/1/29(b)		5,700,000	5,272,942
7.125% 8/15/31(b)		1,085,000	1,125,251
			10,417,026
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		24,376,000	24,026,287
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,960,000	2,012,755
FLY Leasing Ltd. 7% 10/15/24 (b)		675,000	670,815
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32(b)		1,005,000	1,051,422
7.875% 12/1/30(b)		2,535,000	2,720,534
Foundation Building Materials, Inc. 6% 3/1/29 (b)		1,250,000	1,121,417
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	3,353,000	4,232,121
United Rentals North America, Inc. 6.125% 3/15/34 (b)		4,170,000	4,259,567
			40,094,918
Transportation Infrastructure - 0.3%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/34 (b)		1,095,000	1,131,956
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		37,550,000	37,060,543
4.25% 4/15/26(b)		5,430,000	5,345,789
4.375% 5/1/26(b)		16,881,000	16,628,093
5.5% 1/15/26(b)		14,454,000	14,472,006
5.75% 11/15/29(b)		1,225,000	1,254,106
6.375% 5/4/28(b)		23,134,000	24,047,309
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		2,070,000	1,976,203
DP World Ltd. 5.625% 9/25/48 (b)		1,480,000	1,473,525
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	3,850,000	5,096,395
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,810,478
			110,296,403
TOTAL INDUSTRIALS			570,597,728

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
CommScope, Inc.:
4.75% 9/1/29(b)		2,255,000	1,815,275
6% 3/1/26(b)		3,660,000	3,522,750
HTA Group Ltd. 7.5% 6/4/29 (b)		9,875,000	9,938,694
IHS Netherlands Holdco BV 8% 9/18/27 (b)		3,795,000	3,783,141
ViaSat, Inc. 5.625% 9/15/25 (b)		4,530,000	4,484,869
			23,544,729
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)(c)		4,545,000	4,394,943
CPI CG, Inc. 10% 7/15/29 (b)		1,140,000	1,198,978
Dell International LLC/EMC Corp. 6.2% 7/15/30		8,040,000	8,664,590
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		1,735,000	1,795,914
Lightning Power LLC 7.25% 8/15/32 (b)		2,020,000	2,087,260
Sensata Technologies, Inc.:
3.75% 2/15/31(b)		950,000	857,808
6.625% 7/15/32(b)		2,355,000	2,436,760
TTM Technologies, Inc. 4% 3/1/29 (b)		5,805,000	5,478,522
			26,914,775
IT Services - 0.1%
Acuris Finance U.S.:
5% 5/1/28(b)		5,745,000	5,142,773
9% 8/1/29(b)		2,500,000	2,500,000
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		1,760,000	1,688,596
Amentum Escrow Corp. 7.25% 8/1/32 (b)		2,565,000	2,681,960
ASGN, Inc. 4.625% 5/15/28 (b)		1,795,000	1,734,275
CA Magnum Holdings 5.375% 10/31/26 (b)		1,985,000	1,934,134
Cogent Communications Group, Inc. 7% 6/15/27 (b)		3,730,000	3,773,244
Gartner, Inc. 4.5% 7/1/28 (b)		3,095,000	3,039,590
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		3,475,000	3,231,085
5.25% 12/1/27(b)		3,305,000	3,290,364
Unisys Corp. 6.875% 11/1/27 (b)		490,000	458,653
Virtusa Corp. 7.125% 12/15/28 (b)		937,000	881,906
			30,356,580
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		6,532,000	6,004,805
2.45% 2/15/31(b)		63,710,000	55,589,205
2.6% 2/15/33(b)		92,472,000	77,518,707
3.5% 2/15/41(b)		44,880,000	35,858,797
Entegris, Inc.:
3.625% 5/1/29(b)		1,775,000	1,634,273
4.75% 4/15/29(b)		6,310,000	6,192,079
5.95% 6/15/30(b)		6,600,000	6,689,496
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,785,000	2,646,754
			192,134,116
Software - 0.3%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		1,269,000	1,250,909
8.25% 6/30/32(b)		4,710,000	4,931,525
9% 9/30/29(b)		10,923,000	10,993,584
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		2,140,000	2,209,531
Elastic NV 4.125% 7/15/29 (b)		2,840,000	2,646,010
Gen Digital, Inc. 5% 4/15/25 (b)		1,910,000	1,902,654
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		2,435,000	2,535,380
ION Trading Technologies Ltd.:
5.75% 5/15/28(b)		5,438,000	5,118,547
9.5% 5/30/29(b)		840,000	891,936
McAfee Corp. 7.375% 2/15/30 (b)		1,722,000	1,651,824
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,175,000	4,069,537
Open Text Corp.:
3.875% 2/15/28(b)		2,295,000	2,175,938
3.875% 12/1/29(b)		2,900,000	2,673,544
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		2,625,000	2,437,315
4.125% 12/1/31(b)(c)		3,045,000	2,772,713
Oracle Corp.:
1.65% 3/25/26		24,761,000	23,641,083
2.3% 3/25/28		39,119,000	36,304,340
Rackspace Finance LLC 3.5% 5/15/28 (b)		3,657,300	1,652,972
UKG, Inc. 6.875% 2/1/31 (b)		2,545,000	2,632,604
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,475,000	1,348,331
			113,840,277
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(b)		1,705,000	1,557,411
5.875% 4/24/25 (Reg. S)		305,000	306,144
Seagate HDD Cayman:
5.75% 12/1/34		2,400,000	2,401,368
8.25% 12/15/29		850,000	921,332
8.5% 7/15/31		1,045,000	1,136,342
Western Digital Corp.:
2.85% 2/1/29		3,915,000	3,512,448
3.1% 2/1/32		1,630,000	1,371,569
4.75% 2/15/26		245,000	242,787
			11,449,401
TOTAL INFORMATION TECHNOLOGY			398,239,878

MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		970,000	1,027,250
Braskem Idesa SAPI:
6.99% 2/20/32(b)		1,525,000	1,189,027
7.45% 11/15/29(b)		1,800,000	1,510,884
Braskem Netherlands BV:
5.875% 1/31/50(b)		895,000	686,913
7.25% 2/13/33(b)		2,545,000	2,504,789
8.5% 1/12/31(b)		1,285,000	1,341,155
Celanese U.S. Holdings LLC:
6.35% 11/15/28		13,022,000	13,700,624
6.379% 7/15/32		15,000,000	15,855,640
6.55% 11/15/30		13,200,000	14,155,693
6.7% 11/15/33		7,713,000	8,337,756
Consolidated Energy Finance SA 12% 2/15/31 (b)		3,570,000	3,513,687
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		2,505,000	2,431,659
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		1,795,000	1,736,102
Herens HoldCo Sarl 4.75% 5/15/28 (b)		1,200,000	1,046,584
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		935,000	1,008,486
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(e)		4,711,287	3,863,255
LSB Industries, Inc. 6.25% 10/15/28 (b)		1,500,000	1,469,979
MEGlobal BV:
2.625% 4/28/28(b)		1,085,000	1,001,930
4.25% 11/3/26(b)		605,000	595,547
MEGlobal Canada, Inc. 5% 5/18/25 (b)		1,460,000	1,452,919
Methanex Corp.:
5.125% 10/15/27		6,667,000	6,562,466
5.25% 12/15/29		710,000	697,826
5.65% 12/1/44		4,732,000	4,226,647
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		3,875,000	3,534,400
5% 5/1/25(b)		1,650,000	1,640,027
5.25% 6/1/27(b)		4,350,000	4,294,017
8.5% 11/15/28(b)		1,290,000	1,375,315
9% 2/15/30(b)		1,235,000	1,326,554
Nufarm Australia Ltd. 5% 1/27/30 (b)		3,605,000	3,341,223
OCP SA:
3.75% 6/23/31(b)		1,405,000	1,258,353
5.125% 6/23/51(b)		880,000	704,000
6.75% 5/2/34(b)		935,000	996,944
6.875% 4/25/44(b)		1,515,000	1,527,120
7.5% 5/2/54(b)		710,000	760,730
Olin Corp. 5% 2/1/30		6,975,000	6,742,345
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		2,325,000	2,183,633
6.25% 10/1/29(b)		4,229,000	3,972,202
7.25% 6/15/31(b)		2,115,000	2,186,043
9.75% 11/15/28(b)		5,805,000	6,183,416
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		1,640,000	1,549,800
2.875% 5/11/31(b)		1,525,000	1,288,823
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		2,840,000	2,733,500
5.5% 3/18/31		690,000	606,737
6.5% 9/27/28		535,000	523,798
8.75% 5/3/29(b)		295,000	307,814
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		870,000	828,997
6.625% 5/1/29(b)		2,660,000	2,545,554
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		2,140,000	2,108,628
The Chemours Co. LLC:
4.625% 11/15/29(b)(c)		2,165,000	1,904,573
5.375% 5/15/27		6,573,000	6,386,795
5.75% 11/15/28(b)		4,150,000	3,888,928
Tronox, Inc. 4.625% 3/15/29 (b)(c)		6,910,000	6,297,280
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		6,245,000	5,790,627
7.375% 3/1/31(b)		770,000	799,794
			169,504,788
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		5,395,000	5,464,347
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		2,540,000	2,726,433
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		1,620,000	1,703,025
			9,893,805
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		1,389,000	319,994
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		751,000	681,381
4% 9/1/29(b)		4,020,000	3,464,237
6% 6/15/27(b)		2,965,000	2,956,319
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		967,000	833,980
5.25% 8/15/27(b)		368,000	221,369
Ball Corp.:
2.875% 8/15/30		950,000	839,666
6% 6/15/29		1,210,000	1,245,039
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		1,175,000	1,173,387
6.875% 1/15/30(b)		2,470,000	2,479,105
8.75% 4/15/30(b)		3,125,000	3,118,004
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		245,000	242,676
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		1,200,000	1,185,992
Graphic Packaging International, Inc.:
3.75% 2/1/30(b)		1,190,000	1,100,616
6.375% 7/15/32(b)		2,070,000	2,116,428
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		2,855,000	2,951,870
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31(b)(c)		290,000	293,443
7.375% 6/1/32(b)(c)		765,000	768,457
Sealed Air Corp.:
5% 4/15/29(b)		1,835,000	1,799,795
6.5% 7/15/32(b)		1,220,000	1,247,960
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)		2,020,000	2,122,802
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		3,219,000	3,178,156
8.5% 8/15/27(b)		2,499,000	2,495,774
			36,836,450
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		8,535,000	8,975,679
Antofagasta PLC:
2.375% 10/14/30(b)		2,510,000	2,157,596
5.625% 5/13/32(b)		665,000	681,658
Aris Mining Corp. 6.875% 8/9/26 (b)		2,340,000	2,274,199
Arsenal AIC Parent LLC 8% 10/1/30 (b)		110,000	118,266
ATI, Inc.:
5.875% 12/1/27		2,275,000	2,279,473
7.25% 8/15/30(c)		1,020,000	1,083,152
Celtic Resources Holdings DAC 4.125% (b)(d)(h)		1,205,000	172,749
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)		2,450,000	2,460,426
Commercial Metals Co.:
3.875% 2/15/31		1,150,000	1,043,198
4.125% 1/15/30		2,295,000	2,156,074
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		1,420,000	1,388,050
Constellium NV 6.375% 8/15/32 (b)		425,000	431,376
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		290,000	263,266
3.15% 1/14/30(b)		1,100,000	998,938
3.7% 1/30/50(b)		3,820,000	2,775,469
5.125% 2/2/33(b)		790,000	776,916
5.95% 1/8/34(b)		900,000	933,750
6.3% 9/8/53(b)		865,000	899,330
6.44% 1/26/36(b)		930,000	997,134
CSN Inova Ventures 6.75% 1/28/28 (b)		1,630,000	1,559,706
CSN Resources SA:
5.875% 4/8/32(b)		1,050,000	871,500
8.875% 12/5/30(b)		1,185,000	1,178,483
Eldorado Gold Corp. 6.25% 9/1/29 (b)		1,705,000	1,684,080
Endeavour Mining PLC 5% 10/14/26 (b)		2,080,000	1,997,382
ERO Copper Corp. 6.5% 2/15/30 (b)		7,091,000	6,910,109
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		4,430,000	4,381,536
8.625% 6/1/31(b)		725,000	725,227
9.375% 3/1/29(b)		6,175,000	6,570,225
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)		950,000	871,602
Fresnillo PLC 4.25% 10/2/50 (b)		1,545,000	1,180,195
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		1,780,000	1,755,400
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		205,000	184,226
4.625% 3/1/28(b)		1,032,000	980,033
Metinvest BV 8.5% 4/23/26 (Reg. S)		435,000	345,825
Mineral Resources Ltd.:
8% 11/1/27(b)		2,245,000	2,280,305
8.5% 5/1/30(b)		2,430,000	2,526,981
9.25% 10/1/28(b)		1,880,000	1,986,118
Nexa Resources SA:
6.5% 1/18/28(b)		952,000	979,073
6.75% 4/9/34(b)		885,000	928,144
Novelis Corp. 3.875% 8/15/31 (b)		955,000	856,263
POSCO:
5.75% 1/17/28(b)		1,535,000	1,584,019
5.875% 1/17/33(b)		490,000	516,768
PT Freeport Indonesia:
4.763% 4/14/27(b)		580,000	579,553
5.315% 4/14/32(b)		2,305,000	2,310,763
6.2% 4/14/52(b)		670,000	697,222
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		3,310,000	3,340,816
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(e)		6,768,590	6,309,612
Stillwater Mining Co. 4% 11/16/26 (b)		1,305,000	1,220,175
TMK Capital SA 4.3% (Reg. S) (d)(h)		990,000	148,500
Vale Overseas Ltd. 6.4% 6/28/54		1,870,000	1,907,400
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		3,870,000	3,530,477
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		1,890,000	1,617,727
			97,382,144
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		3,940,000	3,703,127
Inversiones CMPC SA:
3% 4/6/31(b)		1,080,000	949,730
6.125% 2/26/34(b)		700,000	737,800
LABL, Inc.:
5.875% 11/1/28(b)		575,000	530,396
6.75% 7/15/26(b)		880,000	875,606
9.5% 11/1/28(b)		385,000	393,475
Mercer International, Inc. 5.125% 2/1/29		1,235,000	1,009,549
Suzano Austria GmbH 3.75% 1/15/31		930,000	846,021
			9,045,704
TOTAL MATERIALS			322,662,891

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	16,791,209
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,339,198
3.625% 4/15/32		10,838,000	9,855,799
5.5% 2/1/34		5,384,000	5,482,892
American Tower Corp.:
4.05% 3/15/32		1,254,000	1,187,570
5.45% 2/15/34		1,200,000	1,239,244
5.55% 7/15/33		1,450,000	1,503,152
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	13,332,646
4.5% 12/1/28		12,665,000	12,338,428
6.75% 12/1/27		16,978,000	17,745,694
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	9,058,826
4.05% 7/1/30		19,581,000	18,757,478
4.125% 6/15/26		15,162,000	14,979,770
4.125% 5/15/29		18,497,000	17,941,744
Corporate Office Properties LP:
2% 1/15/29		2,119,000	1,863,657
2.25% 3/15/26		6,484,000	6,216,743
2.75% 4/15/31		6,131,000	5,258,787
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		2,860,000	2,690,410
Diversified Healthcare Trust 9.75% 6/15/25		301,000	301,536
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		1,115,000	1,016,202
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		1,040,000	1,037,336
Healthcare Realty Holdings LP:
3.1% 2/15/30		4,838,000	4,401,435
3.5% 8/1/26		5,039,000	4,923,162
Healthpeak OP, LLC:
3.25% 7/15/26		2,056,000	2,006,053
3.5% 7/15/29		2,351,000	2,234,214
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	22,447,745
Invitation Homes Operating Partnership LP:
4.15% 4/15/32		16,951,000	15,971,723
5.5% 8/15/33		2,192,000	2,233,675
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,452,960
LXP Industrial Trust (REIT) 2.7% 9/15/30		7,113,000	6,236,715
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,585,000	4,497,906
4.625% 8/1/29		5,455,000	4,194,731
5% 10/15/27(c)		12,707,000	10,784,723
5.25% 8/1/26(c)		4,350,000	4,091,821
Necessity Retail REIT, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)		1,420,000	1,304,377
NNN (REIT), Inc. 5.6% 10/15/33		2,219,000	2,281,553
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		28,922,000	24,471,733
3.375% 2/1/31		13,097,000	11,675,044
3.625% 10/1/29		39,642,000	36,890,495
4.5% 1/15/25		6,808,000	6,778,945
4.5% 4/1/27		32,478,000	32,090,282
4.75% 1/15/28		18,782,000	18,619,844
5.25% 1/15/26		18,623,000	18,623,115
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		1,445,000	1,481,163
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	4,331,126
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S)	EUR	1,300,000	1,480,916
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,872,904
3.4% 1/15/28		6,031,000	5,822,866
Retail Opportunity Investments Partnership LP 4% 12/15/24		2,151,000	2,140,184
Safehold Operating Partnership LP:
2.8% 6/15/31		4,450,000	3,862,942
2.85% 1/15/32		2,770,000	2,374,281
6.1% 4/1/34		4,551,000	4,733,848
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,778,032
Store Capital LLC:
2.7% 12/1/31		7,899,000	6,628,538
2.75% 11/18/30		7,730,000	6,684,006
4.625% 3/15/29		5,948,000	5,786,406
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,631,033
2.7% 7/15/31		15,891,000	13,608,486
4.2% 4/15/32		473,000	438,678
5.7% 1/15/33		3,638,000	3,703,328
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		6,430,000	4,710,489
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		8,960,000	7,878,147
6.5% 2/15/29(b)		8,855,000	6,779,225
10.5% 2/15/28(b)		810,000	831,105
10.5% 2/15/28(b)		8,084,000	8,294,637
Ventas Realty LP:
3% 1/15/30		28,128,000	25,742,177
3.5% 2/1/25		3,798,000	3,763,119
4% 3/1/28		6,996,000	6,843,770
4.125% 1/15/26		3,540,000	3,502,774
4.75% 11/15/30		39,136,000	39,118,077
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,673,539
4.75% 2/15/28		21,253,000	21,169,367
4.95% 2/15/30		33,145,000	33,026,062
5.125% 5/15/32		18,569,000	18,355,495
5.75% 4/1/34(c)		4,128,000	4,252,071
6.125% 4/1/54		2,053,000	2,093,947
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		137,000	135,463
4.125% 8/15/30(b)		1,675,000	1,577,808
4.25% 12/1/26(b)		199,000	196,445
4.625% 12/1/29(b)		470,000	457,210
Vornado Realty LP 2.15% 6/1/26		6,904,000	6,531,331
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,352,073
4.25% 7/23/32	EUR	800,000	901,273
			679,694,913
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	4,086,000	1,831,507
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(e)	EUR	16,200,000	5,555,795
5% 4/27/27 (Reg. S)(e)	EUR	1,800,000	618,803
Alpha Star Holding VIII Ltd. 8.375% 4/12/27 (Reg. S)		900,000	930,094
Anywhere Real Estate Group LLC 7% 4/15/30 (b)(c)		1,529,600	1,356,195
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	8,447,864
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	4,966,084
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	2,215,752
Brandywine Operating Partnership LP:
3.95% 11/15/27		14,429,000	13,517,475
4.55% 10/1/29		15,790,000	14,467,957
8.05% 3/15/28		22,792,000	24,252,466
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	18,323,864
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	1,150,000	1,281,545
Essex Portfolio LP 5.5% 4/1/34		2,768,000	2,841,111
Extra Space Storage LP 5.4% 2/1/34		1,665,000	1,694,919
Greystar Real Estate Partners 7.75% 9/1/30 (b)		935,000	994,913
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	4,062,656
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	3,641,574
Howard Hughes Corp.:
4.125% 2/1/29(b)		1,425,000	1,312,760
4.375% 2/1/31(b)		895,000	802,229
Kennedy-Wilson, Inc.:
4.75% 3/1/29		1,030,000	929,739
4.75% 2/1/30		3,860,000	3,406,204
Logicor Financing SARL 4.25% 7/18/29 (Reg. S)	EUR	3,700,000	4,127,082
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		1,350,000	968,947
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		568,000	396,034
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	2,000,000	1,702,316
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	2,421,287
Tanger Properties LP:
2.75% 9/1/31		16,274,000	13,867,272
3.125% 9/1/26		8,723,000	8,389,531
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		695,000	686,823
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,665,772
			151,676,570
TOTAL REAL ESTATE			831,371,483

UTILITIES - 1.1%
Electric Utilities - 0.5%
Amprion GmbH:
3.125% 8/27/30 (Reg. S)	EUR	1,400,000	1,528,646
3.625% 5/21/31 (Reg. S)	EUR	1,000,000	1,119,438
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		699,625	722,804
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		4,015,000	3,643,119
3.75% 1/15/32(b)		475,000	421,909
4.75% 3/15/28(b)		660,000	641,193
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	11,447,691
DPL, Inc.:
4.125% 7/1/25		2,660,000	2,611,240
4.35% 4/15/29		315,000	294,508
Duke Energy Corp.:
2.45% 6/1/30		10,750,000	9,609,061
3.85% 6/15/34	EUR	4,500,000	4,920,605
4.5% 8/15/32		8,000,000	7,793,329
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		5,172,000	4,474,393
2.775% 1/7/32(b)		16,845,000	14,242,031
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	5,600,000	6,626,648
5.5% 1/25/35 (Reg. S)	GBP	1,700,000	2,182,463
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (e)	EUR	3,700,000	3,646,319
EnBW International Finance BV 3.5% 7/22/31 (Reg. S)	EUR	2,200,000	2,444,771
ENEL Finance International NV:
5.5% 6/26/34(b)		2,800,000	2,842,473
7.5% 10/14/32(b)		992,000	1,139,451
Enel SpA 3.375% (Reg. S) (e)(j)	EUR	2,091,000	2,266,289
Entergy Corp. 2.8% 6/15/30		11,033,000	9,978,475
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		2,630,000	2,630,815
7.125% 2/11/25(b)		2,370,000	2,370,741
8.45% 8/10/28(b)		645,000	668,820
Exelon Corp.:
3.35% 3/15/32		16,412,000	14,951,970
4.05% 4/15/30		6,798,000	6,626,647
4.7% 4/15/50		3,027,000	2,680,712
5.3% 3/15/33		10,000,000	10,293,420
IPALCO Enterprises, Inc. 4.25% 5/1/30		8,975,000	8,597,897
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		925,000	794,316
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,895,000	1,877,339
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		2,116,635	2,037,917
NextEra Energy Partners LP:
4.5% 9/15/27(b)(c)		1,200,000	1,158,993
7.25% 1/15/29(b)(c)		640,000	670,060
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	6,100,000	6,315,033
Northern Powergrid PLC 2.5% 4/1/25 (Reg. S)	GBP	147,000	189,748
NRG Energy, Inc.:
3.375% 2/15/29(b)		3,215,000	2,950,310
3.625% 2/15/31(b)		1,230,000	1,100,475
5.25% 6/15/29(b)		2,945,000	2,911,156
PG&E Corp.:
5% 7/1/28		3,305,000	3,237,026
5.25% 7/1/30(c)		12,225,000	11,969,296
Scottish Hydro Electric Transmission PLC 3.375% 9/4/32 (Reg. S)	EUR	3,275,000	3,594,264
Southern Co. 1.875% 9/15/81 (e)	EUR	7,100,000	7,201,637
Vistra Operations Co. LLC:
5% 7/31/27(b)		3,400,000	3,365,305
5.5% 9/1/26(b)		1,775,000	1,771,257
5.625% 2/15/27(b)		3,020,000	3,015,457
6.875% 4/15/32(b)		2,520,000	2,617,506
7.75% 10/15/31(b)		2,550,000	2,713,251
			202,908,224
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		2,045,000	2,033,497
Nakilat, Inc. 6.067% 12/31/33 (b)		1,008,640	1,063,278
			3,096,775
Independent Power and Renewable Electricity Producers - 0.3%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		1,290,000	1,274,278
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		1,215,000	1,302,747
Calpine Corp.:
4.625% 2/1/29(b)		1,000,000	953,817
5.125% 3/15/28(b)		500,000	487,898
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	5,016,811
Energo-Pro A/S 8.5% 2/4/27 (b)		1,815,000	1,825,777
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		3,865,000	3,304,575
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		1,600,000	1,580,496
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		775,000	782,023
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		6,901,000	7,124,269
Sunnova Energy Corp.:
5.875% 9/1/26(b)		4,630,000	4,349,660
11.75% 10/1/28(b)		615,000	571,015
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		1,267,000	1,279,277
The AES Corp.:
2.45% 1/15/31		23,060,000	19,665,180
3.3% 7/15/25(b)		33,229,000	32,576,276
3.95% 7/15/30(b)		28,974,000	27,354,388
			109,448,487
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		1,960,000	1,657,435
4.696% 4/24/33(b)		985,000	993,313
4.875% 4/23/30(b)		520,000	534,414
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	2,200,000	2,446,832
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	2,600,000	2,899,181
4.25% 9/6/34 (Reg. S)	EUR	2,000,000	2,300,595
NiSource, Inc.:
2.95% 9/1/29		31,524,000	29,204,027
5.25% 2/15/43		8,116,000	7,860,432
5.8% 2/1/42		4,036,000	4,112,263
5.95% 6/15/41		5,760,000	6,003,353
Puget Energy, Inc.:
4.1% 6/15/30		21,032,000	20,042,812
4.224% 3/15/32		21,626,000	19,941,919
Sempra 6% 10/15/39		9,562,000	10,030,931
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.4922% 5/15/67 (e)(f)		2,459,000	2,392,156
			110,419,663
Water Utilities - 0.0%
Aegea Finance SARL 9% 1/20/31 (b)		530,000	568,425
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,482,886
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	1,153,000	1,535,577
6.293% 7/30/30 (Reg. S)	GBP	2,044,000	2,802,606
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	1,170,000	1,438,304
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	1,765,000	1,924,846
2.375% 5/28/28 (Reg. S)	GBP	930,000	976,699
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	1,334,000	1,532,816
			12,262,159
TOTAL UTILITIES			438,135,308

TOTAL NONCONVERTIBLE BONDS			10,941,714,916
TOTAL CORPORATE BONDS (Cost $11,280,099,625)			10,971,390,587

U.S. Treasury Obligations - 34.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	134,200,170
1.125% 8/15/40	5,000,000	3,207,813
1.75% 8/15/41	208,680,000	145,057,055
1.875% 11/15/51	400,075,000	245,483,520
2% 11/15/41	199,600,000	144,062,859
2% 8/15/51	668,247,000	423,658,160
2.25% 8/15/46	750,000	527,227
2.875% 5/15/52	179,725,000	138,893,727
3% 2/15/47	396,205,000	319,270,036
3.25% 5/15/42 (k)(l)	183,189,000	159,617,727
3.625% 2/15/53	467,854,000	419,661,384
3.625% 5/15/53	179,000,000	160,673,477
3.875% 5/15/43	3,000,000	2,831,717
4% 11/15/42	5,140,000	4,959,297
4.125% 8/15/53	504,327,000	495,245,175
4.25% 8/15/44 (i)	1,300,000	1,268,516
4.25% 2/15/54	646,563,000	649,088,637
4.375% 8/15/43	41,000,000	41,403,594
4.5% 2/15/44	5,690,000	5,832,250
4.625% 5/15/44	48,715,000	50,732,105
4.625% 5/15/54	130,450,000	139,418,438
6.25% 5/15/30 (l)	26,000,000	29,273,359
U.S. Treasury Notes:
1.25% 9/30/28	84,070,000	76,158,882
2.625% 7/31/29 (k)	11,000,000	10,447,422
2.75% 5/31/29	246,000,000	235,333,593
2.75% 8/15/32	770,411,000	712,479,706
2.875% 5/15/32	263,111,000	246,152,675
3.125% 8/31/29	239,780,000	232,942,525
3.375% 5/15/33 (k)	1,126,000,000	1,083,511,030
3.5% 1/31/30	176,400,000	174,036,515
3.5% 2/15/33	9,000,000	8,755,313
3.625% 3/31/30	2,688,000	2,667,315
3.75% 8/15/27	47,650,000	47,597,883
3.75% 12/31/28	242,180,000	242,151,619
3.75% 5/31/30	13,869,000	13,846,246
3.75% 12/31/30	3,600,000	3,589,734
3.875% 9/30/29	300,000,000	301,593,750
3.875% 12/31/29	225,000,000	226,116,212
3.875% 8/15/33	273,333,000	272,724,408
3.875% 8/15/34	183,920,000	183,229,914
4% 6/30/28 (k)	247,480,000	249,597,115
4% 10/31/29	330,700,000	334,317,031
4% 2/28/30	2,307,000	2,332,774
4% 1/31/31	600,000,000	606,585,936
4% 2/15/34	383,246,000	385,641,288
4.125% 3/31/31	302,457,000	308,033,551
4.125% 7/31/31	368,000,000	374,810,539
4.125% 11/15/32	221,500,000	225,644,473
4.25% 3/15/27	53,570,000	54,114,070
4.25% 2/28/29	16,242,000	16,585,874
4.25% 6/30/31	365,220,000	374,807,025
4.375% 10/31/24	23,200,000	23,166,922
4.375% 11/30/28	12,000,000	12,289,219
4.375% 11/30/30	205,750,000	212,260,058
4.375% 5/15/34	502,220,000	520,425,475
4.5% 5/31/29	3,890,000	4,018,400
4.5% 11/15/33	511,765,000	535,014,325
4.625% 2/28/25	24,300,000	24,281,395
4.625% 3/15/26	46,680,000	47,044,688
4.625% 11/15/26	57,610,000	58,485,402
4.625% 6/15/27	22,070,000	22,545,884
4.625% 9/30/28	882,000	910,527
4.625% 4/30/29	14,100,000	14,626,547
4.625% 9/30/30	1,176,000	1,228,598
4.875% 10/31/28	787,066,000	820,547,048
4.875% 10/31/30	705,000,000	746,639,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,539,564,999)		13,763,654,212

U.S. Government Agency - Mortgage Securities - 24.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.6%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (e)(f)	10,337	10,583
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (e)(f)	3,067	3,140
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 6.058% 10/1/33 (e)(f)	285	289
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (e)(f)	1,427	1,463
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 6.755% 1/1/35 (e)(f)	16,164	16,393
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.26% 2/1/33 (e)(f)	218	221
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.461% 12/1/34 (e)(f)	3,061	3,106
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.785% 3/1/35 (e)(f)	2,489	2,527
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (e)(f)	1,391	1,410
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (e)(f)	7,985	8,214
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (e)(f)	11,773	12,077
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.315% 7/1/35 (e)(f)	1,981	2,015
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (e)(f)	2,447	2,517
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.413% 5/1/35 (e)(f)	18,895	19,430
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.414% 3/1/33 (e)(f)	7,966	8,147
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.837% 11/1/36 (e)(f)	4,847	4,978
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.061% 5/1/36 (e)(f)	7,676	7,890
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.167% 6/1/42 (e)(f)	15,154	15,590
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (e)(f)	20,326	20,911
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.434% 8/1/41 (e)(f)	33,446	34,408
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.439% 7/1/35 (e)(f)	5,597	5,751
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (e)(f)	9,327	9,594
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (e)(f)	70,732	72,766
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.444% 12/1/40 (e)(f)	686,958	706,708
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 7.635% 7/1/41 (e)(f)	4,645	4,779
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (e)(f)	6,889	7,087
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (e)(f)	6,871	7,069
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (e)(f)	23,728	24,410
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 7.64% 7/1/41 (e)(f)	9,159	9,422
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (e)(f)	13,810	14,208
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (e)(f)	5,903	5,989
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.703% 7/1/37 (e)(f)	15,233	15,671
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (e)(f)	2,837	2,910
U.S. TREASURY 1 YEAR INDEX + 1.940% 6.32% 10/1/33 (e)(f)	29,907	30,311
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (e)(f)	5,902	5,991
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (e)(f)	15,042	15,289
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (e)(f)	9,717	9,870
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.177% 7/1/34 (e)(f)	15,158	15,452
1.5% 11/1/35 to 4/1/52	185,988,487	153,141,339
2% 2/1/28 to 3/1/52 (k)(m)	652,024,892	558,431,924
2.5% 5/1/31 to 5/1/53	516,819,241	452,900,267
3% 5/1/30 to 3/1/52 (m)	327,175,227	296,955,252
3.5% 8/1/34 to 10/1/52	254,159,940	238,159,233
4% 3/1/36 to 8/1/52	150,185,746	145,037,969
4.5% to 4.5% 6/1/33 to 6/1/53 (k)	114,123,931	112,303,748
5% 9/1/25 to 4/1/53	89,648,772	90,451,449
5.288% 8/1/41 (e)	468,243	473,085
5.5% 5/1/48 to 6/1/54	149,647,094	151,882,428
6% to 6% 9/1/29 to 8/1/54	273,403,955	279,840,516
6.5% 7/1/32 to 7/1/54	104,037,348	107,935,058
6.723% 2/1/39 (e)	181,832	187,887
7% to 7% 8/1/25 to 7/1/37	119,856	124,716
7.5% to 7.5% 7/1/25 to 11/1/31	49,339	50,552
8% 3/1/37	5,975	6,395
TOTAL FANNIE MAE		2,589,020,404
Freddie Mac - 3.8%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 6.029% 8/1/37 (e)(f)	15,833	15,883
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (e)(f)	7,689	7,804
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (e)(f)	31,341	31,941
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (e)(f)	23,916	24,413
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (e)(f)	261,658	269,167
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (e)(f)	91,811	94,451
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.567% 7/1/41 (e)(f)	55,106	56,691
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.422% 10/1/36 (e)(f)	28,503	29,072
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (e)(f)	16,421	16,893
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (e)(f)	9,475	9,747
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (e)(f)	2,208	2,271
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.155% 5/1/41 (e)(f)	17,696	18,205
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.54% 5/1/41 (e)(f)	17,480	17,982
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.628% 6/1/41 (e)(f)	17,100	17,592
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.785% 6/1/41 (e)(f)	6,955	7,155
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 6.601% 10/1/42 (e)(f)	62,319	64,110
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 7% 10/1/35 (e)(f)	19,114	19,481
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.936% 4/1/38 (e)(f)	13,695	14,089
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.635% 6/1/37 (e)(f)	9,245	9,470
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (e)(f)	268	275
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.91% 7/1/36 (e)(f)	16,391	16,862
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (e)(f)	19,608	20,172
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 3.010% 8.637% 10/1/35 (e)(f)	2,599	2,673
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.782% 6/1/33 (e)(f)	25,923	26,151
U.S. TREASURY 1 YEAR INDEX + 2.260% 7.127% 6/1/33 (e)(f)	49,332	49,942
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.899% 3/1/35 (e)(f)	85,874	87,285
1.5% 7/1/35 to 8/1/51	150,156,908	122,577,192
2% 5/1/35 to 4/1/52	452,891,453	384,457,696
2.5% 6/1/31 to 6/1/52	298,985,028	263,260,056
3% 12/1/30 to 6/1/52	177,984,825	160,907,119
3.5% 1/1/32 to 10/1/53	174,889,414	164,406,307
4% 5/1/37 to 10/1/52	93,273,490	90,559,974
4% 4/1/48	37,018	35,667
4.5% 6/1/25 to 6/1/53	53,436,327	52,439,871
5% 8/1/33 to 8/1/53	70,193,391	70,511,802
5.5% 9/1/52 to 4/1/54 (l)	81,525,425	83,063,039
6% 7/1/28 to 4/1/54	53,600,163	55,062,856
6.5% 1/1/32 to 1/1/54 (l)	53,543,701	55,784,010
7% 3/1/26 to 9/1/36	137,255	142,989
7.5% 1/1/27 to 11/1/31	953	997
8% 7/1/25 to 4/1/32	3,579	3,725
8.5% 4/1/25 to 1/1/28	1,755	1,797
TOTAL FREDDIE MAC		1,504,144,874
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	249,166	241,204
Ginnie Mae - 6.8%
3.5% 6/20/34 to 12/20/49	36,258,722	34,372,330
4% 5/20/33 to 5/20/49	49,579,413	48,089,460
4.5% 6/20/33 to 6/20/54	34,612,238	34,031,097
5% 12/15/32 to 4/20/48	8,260,651	8,409,926
5.5% 7/15/33 to 9/15/39	288,223	296,880
6% to 6% 10/15/30 to 11/15/39	92,290	95,207
7% to 7% 8/15/25 to 11/15/32	188,611	194,148
7.5% to 7.5% 8/15/25 to 9/15/31	29,258	29,885
8% 10/15/24 to 11/15/29	4,079	4,185
8.5% 11/15/27 to 1/15/31	2,880	3,050
2% 10/20/50 to 2/20/52	449,082,410	378,019,599
2% 9/1/54 (i)	18,400,000	15,491,830
2% 9/1/54 (i)	46,000,000	38,729,576
2% 9/1/54 (i)	13,850,000	11,660,970
2% 9/1/54 (i)	53,000,000	44,623,207
2% 9/1/54 (i)	24,300,000	20,459,319
2% 9/1/54 (i)	26,500,000	22,311,603
2% 10/1/54 (i)	27,100,000	22,842,178
2.5% 6/20/51 to 7/20/54	381,453,382	331,929,694
3% 2/20/31 to 4/15/45	18,588,183	17,740,189
3% 9/1/54 (i)	38,775,000	35,064,806
3% 9/1/54 (i)	116,300,000	105,171,811
3% 9/1/54 (i)	13,200,000	11,936,955
3% 9/1/54 (i)	13,200,000	11,936,955
3% 9/1/54 (i)	13,200,000	11,936,955
3% 9/1/54 (i)	33,050,000	29,887,604
3% 9/1/54 (i)	72,300,000	65,381,960
3% 9/1/54 (i)	12,225,000	11,055,248
3% 10/1/54 (i)	33,650,000	30,453,852
3% 10/1/54 (i)	65,000,000	58,826,164
3.5% 9/1/54 (i)	74,700,000	69,517,844
3.5% 9/1/54 (i)	5,700,000	5,304,574
3.5% 9/1/54 (i)	50,500,000	46,996,669
3.5% 9/1/54 (i)	37,350,000	34,758,922
3.5% 9/1/54 (i)	37,300,000	34,712,391
4% 9/1/54 (i)	76,825,000	73,410,982
4.5% 9/1/54 (i)	18,200,000	17,814,697
4.5% 9/1/54 (i)	13,500,000	13,214,198
4.5% 9/1/54 (i)	1,450,000	1,419,303
5% 9/1/54 (i)	35,450,000	35,375,080
5% 9/1/54 (i)	4,600,000	4,590,278
5% 9/1/54 (i)	43,200,000	43,108,701
5% 9/1/54 (i)	22,900,000	22,851,603
5% 9/1/54 (i)	15,400,000	15,367,454
5% 10/1/54 (i)	54,550,000	54,358,006
5% 10/1/54 (i)	67,000,000	66,764,187
5.5% 9/1/54 (i)	36,600,000	36,834,116
5.5% 9/1/54 (i)	23,200,000	23,348,401
5.5% 9/1/54 (i)	36,100,000	36,330,917
5.5% 9/1/54 (i)	36,900,000	37,136,035
5.5% 10/1/54 (i)	70,150,000	70,582,278
6% 9/1/54 (i)	37,300,000	37,840,921
6% 9/1/54 (i)	3,200,000	3,246,406
6% 9/1/54 (i)	1,600,000	1,623,203
6% 9/1/54 (i)	47,950,000	48,645,366
6% 9/1/54 (i)	28,750,000	29,166,930
6% 9/1/54 (i)	21,300,000	21,608,890
6% 9/1/54 (i)	65,000,000	65,942,624
6% 9/1/54 (i)	61,750,000	62,645,492
6% 9/1/54 (i)	19,850,000	20,137,863
6% 9/1/54 (i)	34,400,000	34,898,865
6% 10/1/54 (i)	133,950,000	135,834,985
6.5% 3/20/31 to 6/15/37	76,185	79,223
6.5% 9/1/54 (i)	19,000,000	19,398,763
6.5% 9/1/54 (i)	27,750,000	28,332,403
6.5% 9/1/54 (i)	24,450,000	24,963,144
TOTAL GINNIE MAE		2,679,148,357
Uniform Mortgage Backed Securities - 6.9%
2% 9/1/39 (i)	8,100,000	7,324,805
2% 9/1/39 (i)	38,500,000	34,815,431
2% 10/1/39 (i)	25,700,000	23,272,555
2% 9/1/54 (i)	597,600,000	488,771,423
2% 9/1/54 (i)	52,250,000	42,734,784
2% 9/1/54 (i)	52,200,000	42,693,889
2% 9/1/54 (i)	54,550,000	44,615,932
2% 9/1/54 (i)	13,150,000	10,755,261
2% 9/1/54 (i)	17,975,000	14,701,584
2% 9/1/54 (i)	104,450,000	85,428,673
2% 9/1/54 (i)	105,350,000	86,164,775
2% 9/1/54 (i)	4,000,000	3,271,562
2% 10/1/54 (i)	264,350,000	216,498,500
2% 10/1/54 (i)	278,400,000	228,005,229
2.5% 9/1/54 (i)	145,550,000	124,075,684
2.5% 9/1/54 (i)	54,450,000	46,416,496
2.5% 9/1/54 (i)	53,100,000	45,265,674
2.5% 9/1/54 (i)	23,900,000	20,373,816
2.5% 9/1/54 (i)	18,425,000	15,706,592
2.5% 9/1/54 (i)	7,950,000	6,777,064
2.5% 10/1/54 (i)	187,200,000	159,770,820
3% 9/1/54 (i)	121,700,000	107,899,415
3% 9/1/54 (i)	18,700,000	16,579,450
3% 10/1/54 (i)	50,700,000	44,994,268
3.5% 9/1/54 (i)	50,375,000	46,366,646
3.5% 9/1/54 (i)	5,400,000	4,970,320
4% 9/1/54 (i)	78,150,000	74,111,231
4% 9/1/54 (i)	7,850,000	7,444,314
4.5% 9/1/54 (i)	19,375,000	18,855,054
5% 9/1/39 (i)	28,200,000	28,397,180
5% 9/1/39 (i)	32,175,000	32,399,974
5% 9/1/39 (i)	24,825,000	24,998,581
5.5% 9/1/54 (i)	46,975,000	47,296,116
5.5% 9/1/54 (i)	37,825,000	38,083,568
5.5% 9/1/54 (i)	12,500,000	12,585,449
5.5% 9/1/54 (i)	24,700,000	24,868,847
5.5% 9/1/54 (i)	51,900,000	52,254,783
6% 9/1/54 (i)	50,400,000	51,327,279
6% 9/1/54 (i)	31,550,000	32,130,470
6% 9/1/54 (i)	37,500,000	38,189,940
6% 9/1/54 (i)	37,500,000	38,189,940
6% 9/1/54 (i)	35,025,000	35,669,404
6% 9/1/54 (i)	69,000,000	70,269,490
6% 9/1/54 (i)	11,800,000	12,017,101
6% 9/1/54 (i)	25,700,000	26,172,839
6% 9/1/54 (i)	51,100,000	52,040,158
6.5% 9/1/54 (i)	75,000	77,224
6.5% 9/1/54 (i)	58,200,000	59,925,537
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,745,555,127
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,618,855,642)		9,518,109,966

Asset-Backed Securities - 7.4%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	17,515,539	18,093,098
Class A2, 6.261% 5/16/49 (b)	16,038,134	16,566,976
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,004,961	5,022,518
Series 2019-1 Class A, 3.844% 5/15/39 (b)	939,233	906,386
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	12,609,724	12,027,271
Class B, 4.458% 10/16/39 (b)	3,803,418	2,282,086
Series 2021-1A Class A, 2.95% 11/16/41 (b)	16,123,179	14,990,475
Series 2021-2A Class A, 2.798% 1/15/47 (b)	31,461,460	28,518,086
Affirm Asset Securitization Trust:
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	5,500,000	5,550,736
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	6,621,259	6,639,145
Aimco:
Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 6.692% 7/22/37 (b)(e)(f)	13,287,000	13,336,388
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.7861% 4/16/37 (b)(e)(f)	26,700,000	26,779,646
Aimco Clo 17 Ltd. / Aimco Clo 1 Series 2024-17A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(e)(f)	26,319,958	26,328,880
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(e)(f)	18,984,000	19,068,555
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(e)(f)	41,979,000	42,140,829
AIMCO CLO Ltd. Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 6.5839% 7/17/37 (b)(e)(f)	23,628,000	23,627,646
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5336% 4/20/34 (b)(e)(f)	39,309,000	39,329,873
Aligned Data Centers Issuer LLC Series 2023-2A Class A2, 6.5% 11/16/48 (b)	1,383,000	1,426,503
Allegro Clo Xii Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.440% 6.7236% 7/21/37 (b)(e)(f)	35,274,000	35,326,911
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.782% 7/20/35 (b)(e)(f)	18,066,000	18,077,508
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6836% 7/20/34 (b)(e)(f)	18,308,000	18,285,042
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	14,218,000	14,338,361
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	3,490,000	3,513,026
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(e)(h)(n)	733,077	7
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	4,332,428	4,137,509
Class B, 4.335% 1/16/40 (b)	1,019,255	843,340
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(e)(f)	28,190,000	28,195,469
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.5762% 4/25/34 (b)(e)(f)	13,014,000	13,014,950
Ares Ln Funding V Ltd. / Ares Ln Fund Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/27/37 (b)(e)(f)	25,309,000	25,374,171
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/22/37 (b)(e)(f)(i)	150,000	150,000
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.693% 7/15/34 (b)(e)(f)	16,637,000	16,655,367
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6314% 1/15/35 (b)(e)(f)	30,273,000	30,293,707
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.633% 4/15/34 (b)(e)(f)	27,448,000	27,452,419
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (b)	6,624,000	6,685,486
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 10/15/36 (b)(e)(f)	15,712,000	15,726,769
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.5662% 4/25/34 (b)(e)(f)	28,623,000	28,634,306
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7636% 1/20/32 (b)(e)(f)	18,225,713	18,225,713
Series 2024-4A Class AR, 0% 10/20/37 (b)(e)	28,887,000	28,887,000
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.032% 1/20/37 (b)(e)(f)	30,407,000	30,761,029
Bbam U.S. Clo Iv Ltd. Series 2024-4A Class D, CME Term SOFR 3 Month Index + 6.250% 11.5729% 7/15/39 (b)(e)(f)	250,000	247,802
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.5858% 1/17/35 (b)(e)(f)	31,025,000	31,029,964
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.693% 1/15/35 (b)(e)(f)	23,740,000	23,764,428
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.8014% 7/15/37 (b)(e)(f)	462,000	452,815
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	11,278,056	11,185,463
Series 2021-1A Class A, 2.443% 7/15/46 (b)	24,356,629	22,178,367
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 1.35% 10/20/37 (b)(e)(f)(i)	30,827,000	30,837,481
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	5,525,000	5,614,786
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.553% 4/15/29 (b)(e)(f)	3,276,552	3,278,623
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	2,400,000	2,398,921
Capital Trust RE CDO Ltd. Series 2005-1A Class E, CME Term SOFR 1 Month Index + 2.210% 7.5596% 3/20/50 (b)(e)(f)(h)	330,000	0
Carlyle U.S. Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 6.850% 12.175% 4/25/37 (b)(e)(f)	250,000	250,686
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7329% 7/25/37 (b)(e)(f)	30,219,000	30,220,451
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	10,297,000	10,508,134
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	12,110,000	12,375,328
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	11,798,809	10,796,296
Class B, 5.095% 4/15/39 (b)	7,616,545	5,200,038
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	3,428,425	3,197,244
Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,137,900	3,014,664
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(e)(f)	18,972,000	18,975,472
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(e)(f)	14,593,000	14,603,522
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.602% 4/20/35 (b)(e)(f)	28,708,000	28,706,048
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.132% 7/20/36 (b)(e)(f)	17,958,000	18,032,400
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.5936% 4/20/34 (b)(e)(f)	23,812,000	23,806,857
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	5,194,644	5,097,010
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	5,800,000	5,881,214
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	6,932,752	7,033,185
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	11,161,648	11,271,463
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	7,900,000	7,996,465
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7136% 10/20/34 (b)(e)(f)	23,751,000	23,774,727
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7436% 4/20/34 (b)(e)(f)	31,300,000	31,323,851
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(d)(e)(f)(h)	407,341	0
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 0.550% 0% 10/15/36 (b)(e)(f)(i)	285,000	285,000
Cyrusone Data Centers Issuer I Series 2024-3A Class A2, 4.65% 5/20/49 (b)	2,600,000	2,416,915
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	13,011,538	13,027,429
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	17,526,575	17,013,173
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	6,392,550	6,198,293
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	994,000	947,481
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	4,500,000	4,513,594
Series 2023 A1 Class A, 4.31% 3/15/28	14,700,000	14,649,411
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	4,425,006	4,440,193
Class A3, 5.64% 2/22/28 (b)	5,174,000	5,270,690
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	6,600,000	6,615,119
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	4,579,000	4,673,784
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	12,300,000	12,330,583
Dryden 108 Clo Ltd. / Dryden 10 Series 2024-108A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6386% 7/18/37 (b)(e)(f)	41,704,000	41,716,470
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.582% 4/20/35 (b)(e)(f)	16,182,000	16,212,794
Dryden CLO, Ltd. Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(e)(f)	24,322,000	24,347,733
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6474% 7/17/34 (b)(e)(f)	23,939,000	23,973,712
Dryden Senior Loan Fund:
Series 2018-58A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.5474% 7/17/31 (b)(e)(f)	5,889,622	5,890,082
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.52% 2/20/35 (b)(e)(f)	12,306,000	12,324,410
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8158% 4/17/37 (b)(e)(f)	30,702,000	30,804,760
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 6.6814% 7/15/37 (b)(e)(f)	24,007,000	24,044,187
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 1/15/35 (b)(e)(f)	36,609,000	36,621,740
Series 2024-1A:
Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(e)(f)	24,041,000	24,159,498
Class ARR, CME Term SOFR 3 Month Index + 1.390% 6.6914% 10/15/37 (b)(e)(f)	27,944,000	28,050,243
Class D2, CME Term SOFR 3 Month Index + 4.500% 9.8014% 10/15/37 (b)(e)(f)	200,000	200,029
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.813% 1/15/34 (b)(e)(f)	6,600,000	6,600,792
Elmwood CLO Ltd. Series 2021-5A Class E, CME Term SOFR 3 Month Index + 6.610% 11.8936% 1/20/35 (b)(e)(f)	685,000	688,350
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	9,600,000	9,689,351
Class A3, 5.61% 4/20/28 (b)	9,502,000	9,731,088
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	18,378,264	18,720,551
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (b)	756,000	738,328
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	473,000	442,261
Flatiron CLO Ltd.:
Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6511% 7/19/34 (b)(e)(f)	16,641,000	16,667,409
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.4371% 11/16/34 (b)(e)(f)	15,169,000	15,131,548
Series 2024-1A Class A1R, 0% 10/19/37 (b)(e)	27,878,000	27,878,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.5084% 5/20/36 (b)(e)(f)	41,926,000	41,959,331
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	5,100,000	5,060,186
Series 2020-2 Class A, 1.06% 4/15/33 (b)	7,100,000	6,805,218
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	6,100,000	6,132,990
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	14,200,000	14,474,560
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	1,648,813	1,648,979
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	10,757,000	10,881,545
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	5,328,000	5,356,529
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	5,799,000	5,902,749
Goldentree Loan Management U.S. CLO 18, Ltd. Series 2024-21A Class DJ, CME Term SOFR 3 Month Index + 4.250% 9.5751% 7/20/37 (b)(e)(f)	390,000	391,424
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 11.0251% 7/20/37 (b)(e)(f)	588,000	586,606
Golub Capital Partners Clo 76 B Lt Series 2024-76A Class E, CME Term SOFR 3 Month Index + 5.750% 0% 10/25/37 (b)(e)(f)(i)	175,000	175,000
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	884,712	816,180
Series 2021-2 Class G, 4.505% 12/17/26 (b)	3,991,081	3,659,792
Series 2021-3 Class F, 4.242% 1/17/41 (b)	579,679	512,824
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	11,200,000	11,232,916
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	6,100,000	6,156,702
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	6,307,608	5,834,524
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	6,159,900	5,697,895
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	21,100,000	21,389,739
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/22/34 (b)(e)(f)	16,712,000	16,730,149
Invesco U.S. Clo 2023-2 Ltd. Series 2023-2A Class F, CME Term SOFR 3 Month Index + 7.580% 12.862% 4/21/36 (b)(e)(f)	327,000	320,329
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(e)(f)	21,493,000	21,576,307
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(e)(f)	19,593,000	19,749,646
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6314% 4/15/35 (b)(e)(f)	37,587,000	37,605,606
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.882% 1/22/37 (b)(e)(f)	12,766,000	12,839,149
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6811% 4/19/34 (b)(e)(f)	33,250,000	33,259,510
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6436% 1/22/35 (b)(e)(f)	26,843,000	26,854,059
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.683% 7/15/34 (b)(e)(f)	16,653,000	16,652,850
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(e)(f)	27,525,000	27,551,617
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.082% 4/22/36 (b)(e)(f)	11,974,000	12,035,498
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.6836% 10/20/34 (b)(e)(f)	5,653,000	5,661,689
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(e)(f)	28,658,000	28,704,397
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5636% 4/20/34 (b)(e)(f)	23,008,000	23,037,427
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6762% 1/25/35 (b)(e)(f)	19,791,000	19,821,775
Magnetite Xxix Ltd. Series 2024-29A Class ER, CME Term SOFR 3 Month Index + 6.000% 11.2417% 7/15/37 (b)(e)(f)	150,000	150,023
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.5917% 7/15/37 (b)(e)(f)	29,129,000	29,131,359
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	2,512,657	2,514,823
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	16,350,000	16,643,862
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)	10,276,418	10,396,995
Series 2024-1A Class A, 5.82% 4/20/37 (b)	14,000,000	14,179,495
Midocean Credit Clo Xii Ltd. Series 2024-12A Class ER, CME Term SOFR 3 Month Index + 6.650% 11.9292% 4/18/36 (b)(e)(f)	326,000	328,271
Midocean Credit Clo Xv Ltd. Series 2024-15A Class E, CME Term SOFR 3 Month Index + 6.250% 11.5923% 7/21/37 (b)(e)(f)	250,000	249,400
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6136% 10/20/30 (b)(e)(f)	15,249,079	15,272,151
Neuberger Berman Loan Advisers:
Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(e)(f)	22,806,000	22,829,331
Series 2024-2A Class E, CME Term SOFR 3 Month Index + 7.500% 12.8235% 4/20/38 (b)(e)(f)	613,000	617,153
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	5,826,000	5,898,637
Oak Hill Credit Partners:
Series 2024-13A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(e)(f)	38,437,000	38,450,030
Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(e)	31,144,000	31,233,539
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(e)(f)	1,651,000	1,658,005
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 11.2908% 7/20/37 (b)(e)(f)	200,000	199,180
OCP CLO Ltd.:
Series 2021-21A Class E, CME Term SOFR 3 Month Index + 6.540% 11.8236% 7/20/34 (b)(e)(f)	325,000	324,793
Series 2024-11A Class ER2, CME Term SOFR 3 Month Index + 6.820% 12.0992% 4/26/36 (b)(e)(f)	428,000	429,128
Oha Credit Funding 2 Ltd. Series 2021-2A Class ER, CME Term SOFR 3 Month Index + 6.620% 11.9036% 4/21/34 (b)(e)(f)	445,000	447,211
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 0% 10/20/37 (b)(e)(f)(i)	285,000	285,000
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 10.9939% 7/20/37 (b)(e)(f)	500,000	499,990
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 10.7366% 8/8/32 (b)(e)(f)	800,000	780,182
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6374% 1/25/36 (e)(f)	102,876	101,789
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/20/34 (b)(e)(f)	21,089,000	21,100,135
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	5,378,000	5,480,976
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	17,033,380	15,870,528
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,587,093	21,603,499
Class A2II, 4.008% 12/5/51 (b)	16,378,990	15,083,658
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	1,450,000	1,423,854
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	1,423,000	1,435,317
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	922,000	930,880
Class E2, 6.863% 6/17/39 (b)	1,544,000	1,554,721
Progress Residential Trust:
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	735,000	697,855
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	546,000	512,348
Class G, 4.003% 7/17/38 (b)	273,000	253,075
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	361,000	335,901
Class G, 4.005% 10/17/38 (b)	2,380,000	2,194,725
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	1,225,000	1,169,261
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	12,558,551	11,554,118
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	6,422,505	6,274,115
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	1,670,000	1,612,214
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6636% 4/20/34 (b)(e)(f)	31,749,000	31,777,003
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 6% 10/15/39 (b)(e)(f)(i)	150,000	150,000
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6414% 1/15/37 (b)(e)(f)	31,230,000	31,243,085
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	14,182,694	13,017,019
Class B, 4.335% 3/15/40 (b)	1,557,155	1,230,539
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	22,598,000	22,367,744
1.884% 7/15/50 (b)	9,101,000	8,709,697
2.328% 7/15/52 (b)	6,959,000	6,376,326
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	14,000,000	14,202,083
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	4,023,052	4,030,506
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	8,257,000	8,413,859
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8369% 5/17/39 (b)(e)(f)	2,884,000	2,838,375
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	20,726,000	21,656,639
Class A2I, 6.028% 7/30/54 (b)	39,753,000	40,786,713
Class A2II, 6.268% 7/30/54 (b)	23,633,000	24,499,424
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/54 (b)	2,160,000	2,206,318
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.603% 4/23/35 (b)(e)(f)	32,177,000	32,117,440
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(e)(f)	19,181,000	19,265,895
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.623% 7/15/32 (b)(e)(f)	3,095,000	3,097,894
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/33 (b)(e)(f)	28,188,399	28,216,588
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.0037% (b)(d)(e)(f)(h)	919,143	0
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2524% 9/25/34 (e)(f)	12,132	12,324
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	5,916,174	5,918,910
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	14,416,931	14,439,018
Class A3, 6.13% 9/21/26 (b)	14,800,000	14,930,690
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	12,465,000	12,507,961
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(e)	12,842,005	11,815,053
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	19,356,278	17,420,650
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/58 (b)	599,097	586,197
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	12,231,000	12,214,773
Series 2024-A Class A3, 5.25% 4/20/27 (b)	10,400,000	10,498,106
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1359% 4/6/42 (b)(e)(f)	1,639,000	1,156,809
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)	924,000	894,714
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	269,000	263,035
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	1,931,000	1,906,290
Class E2, 5.739% 4/17/39 (b)	2,399,000	2,376,756
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	476,000	489,196
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	315,000	292,479
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (b)	10,600,000	10,722,256
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,980,000	2,040,176
Class F, 8.871% 5/15/54 (b)	2,537,000	2,629,168
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	9,800,000	9,928,529
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.082% 1/20/37 (b)(e)(f)	23,148,000	23,376,818
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(e)(f)	18,502,000	18,508,938
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7011% 7/19/34 (b)(e)(f)	7,846,000	7,847,624
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.6936% 10/20/34 (b)(e)(f)	31,775,000	31,776,748
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	22,716,271	22,871,985
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	12,600,000	12,725,722
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	15,500,000	15,565,911
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	10,912,577	11,593,451
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	12,950,000	12,938,610
Series 2023-C Class A3, 5.15% 11/15/28	6,547,000	6,591,522
TOTAL ASSET-BACKED SECURITIES (Cost $2,919,435,710)		2,909,108,683

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	10,364,102	9,050,642
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	1,807,649	1,789,340
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	12,988,834	13,003,659
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	8,410,123	8,292,183
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(e)	6,543,000	6,418,029
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(e)	11,121,432	10,635,693
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.181% 5/27/37 (b)(e)(f)	442,496	436,357
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(e)(f)(h)	153,098	15
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	4,103,646	3,974,657
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	6,990,208	6,561,645
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (b)(e)	4,466,379	4,230,385
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	2,756,506	2,538,906
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	5,011,093	4,705,886
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	1,836,528	1,788,954
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	1,735,333	1,683,950
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	8,735,875	8,321,165
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.8012% 7/25/54 (b)(e)(f)	9,190,674	9,162,268
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)	10,615,834	10,377,538
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(e)	11,008,283	10,609,069
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,740,560	1,720,768
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	2,482,098	2,358,829
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (e)(f)	2,300	2,125
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0324% 9/25/43 (e)(f)	1,038,340	988,143
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	6,918,797	6,554,377
TOTAL PRIVATE SPONSOR		125,204,583
U.S. Government Agency - 1.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2633% 2/25/32 (e)(f)	3,507	3,518
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4677% 3/18/32 (e)(f)	6,407	6,460
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 4/25/32 (e)(f)	6,873	6,929
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 10/25/32 (e)(f)	8,518	8,589
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2133% 1/25/32 (e)(f)	3,229	3,230
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 12/25/33 (e)(n)(o)	129,685	19,443
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2167% 11/25/36 (e)(n)(o)	95,578	10,153
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	26,962	27,427
Series 1999-32 Class PL, 6% 7/25/29	37,959	38,618
Series 1999-33 Class PK, 6% 7/25/29	27,594	28,050
Series 2001-52 Class YZ, 6.5% 10/25/31	5,011	5,174
Series 2005-102 Class CO 11/25/35 (p)	19,095	16,443
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3454% 8/25/35 (e)(f)(o)	3,809	3,975
Series 2005-81 Class PC, 5.5% 9/25/35	64,521	66,330
Series 2006-12 Class BO 10/25/35 (p)	85,594	75,580
Series 2006-15 Class OP 3/25/36 (p)	128,178	108,905
Series 2006-37 Class OW 5/25/36 (p)	13,011	10,596
Series 2006-45 Class OP 6/25/36 (p)	39,667	32,920
Series 2006-62 Class KP 4/25/36 (p)	62,263	51,988
Series 2012-134 Class MX, 3.5% 5/25/42	502,475	489,888
Series 2012-149:
Class DA, 1.75% 1/25/43	1,103,427	1,023,457
Class GA, 1.75% 6/25/42	1,328,564	1,229,695
Series 2017-22 Class ED, 3.5% 6/25/44	421,253	414,992
Series 2021-45 Class DA, 3% 7/25/51	4,707,178	4,245,940
Series 2021-69 Class JK, 1.5% 10/25/51	2,688,763	2,271,120
Series 2022-2 Class TH, 2.5% 2/25/52	1,585,228	1,458,299
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	4,421	4,534
Series 1999-25 Class Z, 6% 6/25/29	30,194	30,364
Series 2001-20 Class Z, 6% 5/25/31	36,037	36,802
Series 2001-31 Class ZC, 6.5% 7/25/31	16,012	16,251
Series 2002-16 Class ZD, 6.5% 4/25/32	16,610	17,185
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0867% 11/25/32 (e)(n)(o)	15,680	393
Series 2012-67 Class AI, 4.5% 7/25/27 (n)	17,562	229
Series 2016-104 Class B, 4% 12/25/44	939,010	921,397
Series 2016-99 Class KA, 4% 11/25/42	1,141,192	1,123,587
Series 2020-43 Class MA, 2% 1/25/45	4,915,129	4,538,091
Series 2020-49 Class JA, 2% 8/25/44	2,233,948	2,074,171
Series 2020-51 Class BA, 2% 6/25/46	7,763,514	6,865,316
Series 2020-80 Class BA, 1.5% 3/25/45	5,591,277	4,923,462
Series 2021-85 Class L, 2.5% 8/25/48	2,564,869	2,285,360
Series 2021-95:
Class 0, 2.5% 9/25/48	7,847,540	7,009,494
Class BA, 2.5% 6/25/49	11,932,425	10,603,594
Series 2021-96:
Class AH, 2.5% 3/25/49	28,344,082	25,547,819
Class HA, 2.5% 2/25/50	4,130,666	3,675,923
Series 2022-1 Class KA, 3% 5/25/48	2,526,437	2,349,134
Series 2022-11 Class B, 3% 6/25/49	3,337,202	3,119,884
Series 2022-13:
Class HA, 3% 8/25/46	2,736,587	2,583,385
Class JA, 3% 5/25/48	4,894,963	4,590,338
Series 2022-15 Class GC, 3% 1/25/47	4,128,183	3,880,733
Series 2022-17 Class BH, 3% 5/25/47	4,509,054	4,279,925
Series 2022-25 Class AB, 4% 9/25/47	4,496,327	4,411,099
Series 2022-3:
Class D, 2% 2/25/48	11,499,973	10,344,429
Class N, 2% 10/25/47	29,587,938	26,492,768
Series 2022-30 Class E, 4.5% 7/25/48	6,512,679	6,431,568
Series 2022-35 Class CK, 4% 3/25/47	9,253,248	8,939,620
Series 2022-4 Class B, 2.5% 5/25/49	3,002,881	2,683,551
Series 2022-49 Class TC, 4% 12/25/48	2,073,469	2,009,960
Series 2022-5:
Class 0, 2.5% 6/25/48	3,433,038	3,117,029
Class BA, 2.5% 12/25/49	3,756,401	3,286,368
Class DA, 2.25% 11/25/47	9,824,662	8,869,252
Series 2022-69 Class AB, 4.5% 1/25/44	8,525,163	8,388,000
Series 2022-7:
Class A, 3% 5/25/48	3,598,470	3,346,102
Class E, 2.5% 11/25/47	11,456,399	10,465,339
Series 2022-9 Class BA, 3% 5/25/48	3,715,825	3,455,447
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1767% 12/25/36 (e)(n)(o)	64,538	6,915
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9767% 5/25/37 (e)(n)(o)	31,659	3,766
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 3/25/33 (e)(n)(o)	6,828	745
Series 2005-72 Class ZC, 5.5% 8/25/35	520,598	528,911
Series 2005-79 Class ZC, 5.9% 9/25/35	417,196	425,419
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.8401% 6/25/37 (e)(f)(o)	26,491	33,448
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (e)(f)(o)	40,126	51,140
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (e)(f)(o)	9,152	10,310
Series 2010-135 Class ZA, 4.5% 12/25/40	937,773	951,037
Series 2010-150 Class ZC, 4.75% 1/25/41	1,545,647	1,550,719
Series 2010-95 Class ZC, 5% 9/25/40	3,215,960	3,257,496
Series 2011-39 Class ZA, 6% 11/25/32	149,670	155,592
Series 2011-4 Class PZ, 5% 2/25/41	556,376	547,011
Series 2011-67 Class AI, 4% 7/25/26 (n)	4,479	65
Series 2012-100 Class WI, 3% 9/25/27 (n)	397,716	11,587
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0867% 6/25/41 (e)(n)(o)	14,263	62
Series 2013-133 Class IB, 3% 4/25/32 (n)	85,668	989
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5867% 1/25/44 (e)(n)(o)	217,342	24,408
Series 2013-51 Class GI, 3% 10/25/32 (n)	680,889	31,783
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2567% 6/25/35 (e)(n)(o)	166,565	13,417
Series 2015-42 Class IL, 6% 6/25/45 (n)	1,167,482	186,536
Series 2015-70 Class JC, 3% 10/25/45	1,061,287	1,012,150
Series 2017-30 Class AI, 5.5% 5/25/47 (n)	702,094	113,093
Series 2020-39 Class MG, 1.5% 6/25/40	13,995,100	11,825,950
Series 2020-45:
Class JC, 1.5% 7/25/40	14,274,979	12,062,366
Class JL, 3% 7/25/40	237,660	218,530
Series 2020-59 Class MC, 1.5% 8/25/40	15,694,799	13,255,486
Series 2021-21 Class HG, 2% 11/25/47	3,622,704	3,230,146
Series 2021-59 Class H, 2% 6/25/48	2,695,270	2,240,506
Series 2021-66:
Class DA, 2% 1/25/48	2,889,188	2,412,845
Class DM, 2% 1/25/48	3,070,379	2,564,163
Series 2022-28 Class A, 2.5% 2/25/52	8,473,190	7,999,416
Series 2023-13 Class CK, 1.5% 11/25/50	8,433,553	6,826,331
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (n)	32,555	4,907
Series 343 Class 16, 5.5% 5/25/34 (n)	30,367	4,616
Series 348 Class 14, 6.5% 8/25/34 (e)(n)	19,741	3,628
Series 351:
Class 12, 5.5% 4/25/34 (e)(n)	12,182	1,930
Class 13, 6% 3/25/34 (n)	18,877	3,277
Series 359 Class 19, 6% 7/25/35 (e)(n)	10,930	1,987
Series 384 Class 6, 5% 7/25/37 (n)	126,491	20,809
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.268% 1/15/32 (e)(f)	2,545	2,552
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (e)(f)	3,690	3,709
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.468% 3/15/32 (e)(f)	3,451	3,473
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 6/15/31 (e)(f)	5,913	5,933
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (e)(f)	2,133	2,141
planned amortization class:
Series 2012-4026 Class MQ, 4% 4/15/42	118,788	116,658
Series 2017-4676 Class VD, 4% 8/15/37	199,810	198,487
Series 2017-4744 Class JA, 3% 9/15/47	992,599	918,230
Series 2017-4746 Class PA, 4% 2/15/47	1,070,101	1,056,855
Series 2020-5050 Class KP, 1% 12/25/50	1,779,773	1,482,011
Series 2021-5141 Class JM, 1.5% 4/25/51	1,985,990	1,683,839
Series 2021-5148:
Class AD, 1.5% 10/25/51	2,670,291	2,260,878
Class PC, 1.5% 10/25/51	2,639,173	2,212,835
Series 2022-5214 Class CG, 3.5% 4/25/52	3,776,996	3,607,817
Series 2022-5220 Class PK, 3.5% 1/25/51	5,324,212	5,055,834
Series 2095 Class PE, 6% 11/15/28	35,895	36,523
Series 2101 Class PD, 6% 11/15/28	3,377	3,442
Series 2121 Class MG, 6% 2/15/29	15,494	15,778
Series 2131 Class BG, 6% 3/15/29	109,227	111,311
Series 2137 Class PG, 6% 3/15/29	18,209	18,544
Series 2154 Class PT, 6% 5/15/29	28,264	28,795
Series 2162 Class PH, 6% 6/15/29	5,414	5,510
Series 2520 Class BE, 6% 11/15/32	63,335	65,462
Series 2693 Class MD, 5.5% 10/15/33	599,794	608,374
Series 2802 Class OB, 6% 5/15/34	38,342	39,308
Series 3002 Class NE, 5% 7/15/35	149,002	151,714
Series 3110 Class OP 9/15/35 (p)	19,521	18,734
Series 3119 Class PO 2/15/36 (p)	149,911	122,588
Series 3121 Class KO 3/15/36 (p)	23,008	19,829
Series 3123 Class LO 3/15/36 (p)	82,507	68,088
Series 3145 Class GO 4/15/36 (p)	89,770	74,689
Series 3189 Class PD, 6% 7/15/36	136,120	142,659
Series 3225 Class EO 10/15/36 (p)	45,411	37,254
Series 3258 Class PM, 5.5% 12/15/36	46,996	48,300
Series 3415 Class PC, 5% 12/15/37	62,684	63,297
Series 3832 Class PE, 5% 3/15/41	608,881	620,176
Series 4135 Class AB, 1.75% 6/15/42	1,023,203	952,579
sequential payer:
Series 2014-4422 Class LA, 4.5% 3/15/43	69,784	69,533
Series 2015-4492 Class LB, 4% 3/15/44	134,892	134,045
Series 2015-4506 Class LB, 4% 4/15/44	259,098	257,411
Series 2015-4516 Class A, 4% 8/15/41	396,456	392,935
Series 2015-4522 Class LB, 4% 6/15/44	194,400	193,058
Series 2015-4535 Class LB, 4% 8/15/44	193,271	191,945
Series 2016-4636 Class AE, 4% 7/15/42	290,436	288,633
Series 2017-4646 Class LA, 4% 9/15/45	719,231	711,818
Series 2017-4661 Class AC, 4% 4/15/43	299,942	297,350
Series 2020-4993 Class LA, 2% 8/25/44	4,665,875	4,334,521
Series 2020-5018:
Class LC, 3% 10/25/40	1,603,450	1,477,528
Class LY, 3% 10/25/40	1,218,005	1,122,056
Series 2020-5058 Class BE, 3% 11/25/50	5,804,565	5,145,970
Series 2020-5066 Class A, 1.5% 11/25/44	1,895,949	1,671,170
Series 2021-5115 Class A, 2% 3/25/40	6,782,212	6,062,611
Series 2021-5139 Class JC, 2% 8/25/40	6,485,412	5,732,478
Series 2021-5147 Class WN, 2% 1/25/40	6,972,673	6,176,246
Series 2021-5169:
Class BA, 2.5% 5/25/49	6,726,295	5,975,854
Class TP, 2.5% 6/25/49	2,525,687	2,241,934
Series 2021-5175 Class CB, 2.5% 4/25/50	14,931,661	13,260,254
Series 2021-5178:
Class CT, 2% 11/25/40	7,078,662	6,232,116
Class TP, 2.5% 4/25/49	5,879,401	5,234,533
Series 2021-5180 Class KA, 2.5% 10/25/47	2,980,234	2,712,300
Series 2022-5189:
Class DA, 2.5% 5/25/49	1,954,233	1,742,460
Class TP, 2.5% 5/25/49	4,068,448	3,631,992
Series 2022-5190:
Class BA, 2.5% 11/25/47	1,869,950	1,700,167
Class CA, 2.5% 5/25/49	3,401,299	3,036,086
Series 2022-5191 Class CA, 2.5% 4/25/50	3,498,460	3,087,129
Series 2022-5197:
Class A, 2.5% 6/25/49	3,401,308	3,036,087
Class DA, 2.5% 11/25/47	1,419,473	1,292,070
Series 2022-5198 Class BA, 2.5% 11/25/47	6,253,972	5,718,797
Series 2022-5200:
Class C, 3% 5/25/48	8,280,245	7,794,586
Class LA, 3% 10/25/48	7,298,949	6,778,392
Series 2022-5202:
Class AG, 3% 1/25/49	1,919,498	1,778,481
Class BC, 3% 5/25/48	7,877,444	7,325,502
Class LB, 2.5% 10/25/47	1,521,445	1,385,946
Class UA, 3% 4/25/50	2,852,404	2,629,220
Series 2022-5210 Class TA, 3.5% 11/25/46	2,690,880	2,556,935
Series 2022-5248 Class A, 4% 4/15/48	7,824,999	7,712,141
Series 2135 Class JE, 6% 3/15/29	5,903	6,040
Series 2274 Class ZM, 6.5% 1/15/31	10,711	10,851
Series 2281 Class ZB, 6% 3/15/30	19,205	19,629
Series 2303 Class ZV, 6% 4/15/31	10,086	10,356
Series 2357 Class ZB, 6.5% 9/15/31	96,594	99,301
Series 2502 Class ZC, 6% 9/15/32	24,573	25,393
Series 2519 Class ZD, 5.5% 11/15/32	34,205	35,038
Series 2998 Class LY, 5.5% 7/15/25	1,772	1,769
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.132% 2/15/36 (e)(n)(o)	44,400	4,364
Series 2013-4281 Class AI, 4% 12/15/28 (n)	3,819	26
Series 2017-4683 Class LM, 3% 5/15/47	1,599,416	1,535,326
Series 2020-5041:
Class LA, 1.5% 11/25/40	15,967,630	13,456,418
Class LB, 3% 11/25/40	2,728,789	2,516,308
Series 2020-5046 Class PT, 1.5% 11/25/40	12,129,955	10,220,988
Series 2021-5083 Class VA, 1% 8/15/38	6,166,102	5,826,100
Series 2021-5182 Class A, 2.5% 10/25/48	19,601,514	17,487,559
Series 2022-5210 Class AB, 3% 1/25/42	4,389,078	4,111,211
Series 2022-5213 Class AH, 2.25% 4/25/37	6,669,021	6,228,434
Series 2022-5236 Class P, 5% 4/25/48	2,973,408	2,990,162
Series 2022-5266 Class CD, 4.5% 10/25/44	6,972,283	6,935,630
Series 2933 Class ZM, 5.75% 2/15/35	832,744	863,239
Series 2947 Class XZ, 6% 3/15/35	274,730	286,168
Series 2996 Class ZD, 5.5% 6/15/35	562,607	578,409
Series 3237 Class C, 5.5% 11/15/36	699,042	716,885
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.192% 11/15/36 (e)(n)(o)	195,506	18,262
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.112% 6/15/37 (e)(n)(o)	125,509	15,150
Series 3949 Class MK, 4.5% 10/15/34	101,690	101,421
Series 4055 Class BI, 3.5% 5/15/31 (n)	25,403	57
Series 4149 Class IO, 3% 1/15/33 (n)	382,877	27,356
Series 4314 Class AI, 5% 3/15/34 (n)	7,820	102
Series 4427 Class LI, 3.5% 2/15/34 (n)	509,289	22,621
Series 4471 Class PA 4% 12/15/40	351,442	347,190
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.718% 5/15/37 (e)(f)	158,416	154,375
Series 2017-4692 Class KB, 4% 10/15/46	2,221,192	2,164,220
Series 2156 Class TC, 6.25% 5/15/29	5,005	5,003
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	9,990	10,149
Series 2056 Class Z, 6% 5/15/28	28,839	29,361
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	3,377,163	2,864,740
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	2,491,341	2,220,821
Class GC, 2% 11/25/47	2,385,928	2,126,443
Series 2021-5164 Class M, 2.5% 7/25/48	2,539,278	2,264,552
Series 4386 Class AZ, 4.5% 11/15/40	1,557,524	1,531,512
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2369% 6/16/37 (e)(n)(o)	81,863	8,866
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0116% 3/20/60 (e)(f)(q)	424,085	423,484
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 7/20/60 (e)(f)(q)	119,346	118,919
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7464% 9/20/60 (e)(f)(q)	102,978	102,403
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7464% 8/20/60 (e)(f)(q)	96,734	96,291
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8264% 12/20/60 (e)(f)(q)	256,418	255,472
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 12/20/60 (e)(f)(q)	178,649	178,289
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 2/20/61 (e)(f)(q)	181,016	180,582
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9364% 2/20/61 (e)(f)(q)	226,405	225,763
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 4/20/61 (e)(f)(q)	214,232	213,846
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (e)(f)(q)	200,832	200,329
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (e)(f)(q)	219,141	218,755
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9764% 6/20/61 (e)(f)(q)	236,594	236,262
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 10/20/61 (e)(f)(q)	406,056	405,743
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 11/20/61 (e)(f)(q)	284,375	284,566
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 1/20/62 (e)(f)(q)	132,340	132,423
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 1/20/62 (e)(f)(q)	264,714	264,589
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 3/20/62 (e)(f)(q)	132,838	132,604
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0964% 5/20/61 (e)(f)(q)	11,221	11,188
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9664% 10/20/62 (e)(f)(q)	136,548	136,308
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.8064% 3/20/63 (e)(f)(q)	222,810	221,914
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 1/20/64 (e)(f)(q)	133,559	133,452
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0464% 12/20/63 (e)(f)(q)	205,173	204,933
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 6/20/64 (e)(f)(q)	830,640	828,972
Series 2014-H20 Class BF, CME Term SOFR 1 Month Index + 0.610% 5.9464% 9/20/64 (e)(f)(q)	2,988,657	2,981,900
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8464% 12/20/62 (e)(f)(q)	26,558	26,274
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8502% 1/20/49 (e)(f)	3,402,942	3,369,335
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9502% 10/20/49 (e)(f)	1,065,721	1,044,597
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.9002% 2/20/49 (e)(f)	2,127,703	2,095,096
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (n)	22,872	1,223
Series 2016-69 Class WA, 3% 2/20/46	994,817	932,627
Series 2017-134 Class BA, 2.5% 11/20/46	1,490,871	1,373,413
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	221,929	220,835
Series 2010-160 Class DY, 4% 12/20/40	2,449,661	2,406,031
Series 2010-170 Class B, 4% 12/20/40	541,676	531,480
Series 2017-139 Class BA, 3% 9/20/47	4,737,481	4,324,700
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0469% 5/16/34 (e)(n)(o)	45,941	3,320
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7469% 8/17/34 (e)(n)(o)	44,451	4,115
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.4813% 6/16/37 (e)(f)(o)	2,833	3,293
Series 2010-116 Class QB, 4% 9/16/40	5,358,879	5,174,294
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 5/20/60 (e)(f)(q)	286,683	285,720
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6498% 7/20/41 (e)(n)(o)	209,348	21,342
Series 2013-149 Class MA, 2.5% 5/20/40	1,323,435	1,289,585
Series 2014-2 Class BA, 3% 1/20/44	3,024,654	2,810,936
Series 2014-21 Class HA, 3% 2/20/44	1,124,024	1,052,362
Series 2014-25 Class HC, 3% 2/20/44	1,920,255	1,779,726
Series 2014-5 Class A, 3% 1/20/44	1,557,011	1,446,643
Series 2015-H13 Class HA, 2.5% 8/20/64 (q)	10,683	10,293
Series 2017-186 Class HK, 3% 11/16/45	2,762,584	2,574,622
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.45% 8/20/66 (e)(f)(q)	1,157,480	1,152,001
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (b)	3,273,836	3,181,007
TOTAL U.S. GOVERNMENT AGENCY		562,137,272
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $672,563,628)		687,341,855

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class ASB, 2.2446% 6/15/54 (b)	7,500,000	6,872,451
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.2015% 9/15/38 (b)(e)(f)	1,120,000	860,550
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(e)(f)	16,838,000	16,598,766
Class B, CME Term SOFR 1 Month Index + 1.550% 6.887% 1/15/39 (b)(e)(f)	3,181,000	3,122,047
Class C, CME Term SOFR 1 Month Index + 2.150% 7.487% 1/15/39 (b)(e)(f)	2,271,000	2,223,994
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	11,600,000	11,223,000
Class ANM, 3.112% 11/5/32 (b)	14,236,000	13,239,480
Series 2015-200P Class F, 3.7157% 4/14/33 (b)(e)	831,000	791,853
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,196,000	2,756,550
Class CNM, 3.8425% 11/5/32 (b)(e)	1,322,000	961,755
BANK sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	14,412,000	13,870,409
Series 2018-BN10 Class ASB, 3.641% 2/15/61	3,049,975	2,996,264
Series 2018-BN14 Class A4, 4.231% 9/15/60	19,100,000	18,735,073
Series 2019-BN20 Class ASB, 2.933% 9/15/62	700,000	668,496
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,351,920
Series 2019-BN23 Class ASB, 2.846% 12/15/52	1,800,000	1,719,091
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,473,000	1,254,822
Series 2021-BN32 Class A5, 2.643% 4/15/54	630,000	555,217
Series 2021-BN33 Class A5, 2.556% 5/15/64	1,238,000	1,079,628
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,860,000	1,587,343
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,626,000	1,430,479
Series 2022-BNK40, Class A4, 3.5063% 3/15/64 (e)	522,000	477,287
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	943,000	659,484
Class E, 2.5% 6/15/55 (b)	738,000	483,277
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (e)	1,746,000	1,708,023
Series 2023-5YR1 Class A3, 6.26% 4/15/56	5,100,000	5,309,886
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,191,000	2,315,802
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	1,426,000	950,654
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	1,738,000	856,512
Class E, 2.8% 11/15/50 (b)	1,092,000	446,472
Series 2018-BN10 Class C, 4.163% 2/15/61 (e)	2,308,000	2,064,777
Series 2018-BN15:
Class D, 3% 11/15/61 (b)	735,000	567,773
Class E, 3% 11/15/61 (b)	735,000	516,574
Series 2020-BN25 Class C, 3.4666% 1/15/63 (e)	1,375,000	1,080,375
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	430,000	304,635
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	639,000	538,622
Class E, 2.5% 3/15/63 (b)	441,000	299,574
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (e)	3,731,000	1,796,151
Series 2021-BN33:
Class B, 2.893% 5/15/64	1,016,000	856,321
Class XA, 1.163% 5/15/64 (e)(n)	10,214,284	491,008
Series 2021-BN38 Class C, 3.3249% 12/15/64 (e)	260,000	204,637
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	1,759,000	1,257,208
Series 2022-BNK44:
Class A/S, 5.9361% 11/15/55 (e)	1,097,000	1,124,367
Class C, 5.9361% 11/15/55 (e)	3,642,000	3,549,357
Series 2023-BNK45 Class B, 6.148% 2/15/56 (e)	1,465,000	1,502,474
Bank Series 2023-BNK46 Class B, 6.9995% 8/15/56 (e)	1,491,000	1,595,158
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	3,700,000	3,589,276
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class C, 4.352% 2/15/50 (e)	610,000	568,818
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (b)	2,108,000	1,789,370
Class XA, 1.8842% 7/15/49 (e)(n)	14,955,143	268,378
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	6,700,000	7,135,471
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.8581% 12/15/56 (e)	1,068,000	1,133,109
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	501,000	438,249
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	1,476,000	881,127
Series 2022-C14 Class A5, 2.946% 2/15/55	2,455,000	2,163,502
Series 2022-C17:
Class A5, 4.441% 9/15/55	2,520,000	2,464,573
Class D, 2.5% 9/15/55 (b)	3,429,000	2,235,778
Series 2022-C18 Class A5, 5.71% 12/15/55	2,816,000	2,992,371
Series 2023-C19 Class A5, 5.451% 4/15/56	1,796,000	1,874,157
Series 2023-C20 Class A5, 5.576% 7/15/56	1,566,000	1,651,453
Series 2023-C21:
Class A/S, 6.5064% 9/15/56 (e)	1,105,000	1,180,370
Class A3, 6.5064% 9/15/56 (e)	5,900,000	6,359,536
Series 2023-C22 Class C, 7.3633% 11/15/56 (e)	2,818,000	2,969,954
Series 2024-C26 Class C, 6% 5/15/57	520,000	518,574
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(e)	868,000	751,286
Class E, 3.7292% 8/14/36 (b)(e)	637,000	533,901
Series 2019-C3 Class C, 4.178% 5/15/52	477,000	406,359
Series 2019-C5 Class D, 2.5% 11/15/52 (b)	333,000	255,226
Series 2020-C7:
Class A/S, 2.444% 4/15/53	226,000	191,212
Class B, 3.152% 4/15/53	851,000	704,216
Series 2022-C15, Class A5, 3.662% 4/15/55	2,126,000	1,954,266
Series 2022-C16:
Class A5, 4.6% 6/15/55	3,210,000	3,174,574
Class B, 4.6% 6/15/55	791,000	723,291
Series 2022-C17 Class B, 4.889% 9/15/55	1,050,000	994,036
Series 2022-C18, Class B, 6.3483% 12/15/55 (e)	1,323,000	1,359,883
Series 2023 C19 Class B, 6.5448% 4/15/56 (e)	846,000	873,416
Series 2023-C21 Class C, 6.5064% 9/15/56 (e)	2,214,000	2,212,090
Bbcms Mtg Trust 2024-C24 sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	790,000	790,858
Class C, 6% 2/15/57	338,000	335,697
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5 Class C, 7.205% 1/10/57 (e)	977,000	999,251
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	8,900,000	9,171,996
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	2,871,060
Series 2018-B7 Class A4, 4.51% 5/15/53	2,200,000	2,164,293
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(e)	719,000	14,991
Class 225E, 3.4041% 12/15/62 (b)(e)	485,000	4,867
Series 2019-B15 Class AAB, 2.859% 12/15/72	2,500,000	2,389,716
Series 2020-B20 Class E, 2% 10/15/53 (b)	1,029,000	569,262
Series 2020-B21 Class A5, 1.9775% 12/17/53	1,502,000	1,270,434
Series 2020-B22, Class A5, 1.973% 1/15/54	1,043,000	873,724
Series 2021-B29, Class A5, 2.3879% 9/15/54	3,032,000	2,591,024
Series 2022-B34 Class A5, 3.786% 4/15/55	942,000	852,658
Series 2022-B36 Class A5, 4.4699% 7/15/55	1,094,000	1,069,112
Series 2022-B37 Class A5, 5.7506% 11/15/55 (e)	1,270,000	1,355,714
Series 2023-B38 Class A4, 5.5246% 4/15/56	1,084,000	1,134,939
Series 2023-B39 Class A5, 5.7536% 7/15/56	2,406,000	2,562,321
Series 2023-C5 Class A5, 5.7653% 6/15/56	1,355,000	1,442,609
Series 2023-V3 Class A3, 6.3629% 7/15/56	2,200,000	2,310,980
Series 2018-B6 Class D, 3.2427% 10/10/51 (b)(e)	1,089,000	796,438
Series 2018-B7 Class D, 3% 5/15/53 (b)(e)	614,000	447,740
Series 2019-B12 Class B, 3.5702% 8/15/52	840,000	732,098
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	1,197,000	855,073
Series 2019-B14 Class XA, 0.8924% 12/15/62 (e)(n)	32,956,583	753,407
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (b)(e)	1,995,000	1,846,101
Class D, 2.25% 7/15/53 (b)	1,365,000	745,365
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	592,000	487,289
Class D, 2% 12/17/53 (b)(h)	798,000	521,462
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (b)(e)(h)	546,000	316,770
Class D, 3.4028% 9/15/48 (b)(e)	2,679,000	1,016,543
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(e)	1,400,000	1,021,890
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (b)(e)(h)	1,520,000	712,607
Class 300E, 2.9942% 4/15/54 (b)(e)(h)	504,000	178,392
Series 2022 B37 Class B, 5.9423% 11/15/55 (e)	767,000	773,594
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	1,701,000	1,115,520
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,092,000	1,050,983
Class D, 2.5% 7/15/55 (b)	1,259,000	776,660
Series 2022-B37 Class C, 5.7506% 11/15/55 (e)	1,456,000	1,291,397
Series 2023 B38:
Class B, 6.4527% 4/15/56 (e)	1,058,000	1,082,586
Class C, 6.4527% 4/15/56 (e)	1,415,000	1,274,703
Series 2023-B39 Class C, 6.7933% 7/15/56 (e)	1,638,000	1,692,527
Series 2023-V4 Class C, 7.709% 11/15/56 (e)	1,070,000	1,112,428
Bfld 2024-Wrhs floater Series 2024-WRHS Class E, CME Term SOFR 1 Month Index + 3.680% 9.0258% 8/15/26 (b)(e)(f)	2,026,000	2,010,304
BLP Commercial Mortgage Trust:
floater Series 2024-IND2 Class D, CME Term SOFR 1 Month Index + 2.590% 7.9273% 3/15/41 (b)(e)(f)	1,116,000	1,104,840
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(e)(f)	12,651,000	12,587,745
BMO 2024-5C3 Mortgage Trust Series 2024-5C3 Class C, 6.8592% 2/15/57 (e)	280,000	287,556
Bmo 2024-5C5 Mtg Trust sequential payer Series 2024-5C5 Class A3, 5.8574% 2/15/57	3,600,000	3,749,062
BMO Mortgage Trust:
sequential payer:
Series 2022-C1 Class A5, 3.374% 2/15/55	2,917,000	2,643,137
Series 2023-5C1 Class A3, 6.534% 8/15/56	2,600,000	2,741,138
Series 2023-C6 Class A5, 5.9562% 9/15/56	1,107,000	1,193,869
Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(e)	798,000	561,627
Class 360E, 4.0699% 2/17/55 (b)(e)	966,000	636,699
Series 2022-C3 Class D, 2.5% 9/15/54 (b)	639,000	378,961
Series 2023-C4:
Class B, 5.5913% 2/15/56 (e)	835,000	844,070
Class C, 6.0584% 2/15/56 (e)	2,333,000	2,359,899
Class D, 6.0584% 2/15/56 (b)(e)	520,000	454,532
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (e)	1,096,000	1,192,912
Series 2023-C7 Class B, 6.6738% 12/15/56 (e)	2,200,000	2,356,803
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(e)(f)	17,666,000	17,594,232
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9785% 6/15/41 (b)(e)(f)	8,722,000	8,656,634
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1782% 6/15/41 (b)(e)(f)	6,167,000	6,113,039
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(e)(f)	55,733,000	55,802,666
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7839% 4/15/37 (b)(e)(f)	17,226,000	17,247,533
Class D, CME Term SOFR 1 Month Index + 3.690% 9.0319% 4/15/37 (b)(e)(f)	2,373,000	2,370,036
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, CME Term SOFR 1 Month Index + 2.570% 7.909% 6/15/35 (b)(e)(f)	294,000	287,742
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.4515% 11/15/32 (b)(e)(f)	265,300	264,305
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6833% 4/15/34 (b)(e)(f)	11,328,000	11,158,327
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9833% 4/15/34 (b)(e)(f)	7,490,000	7,349,765
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2833% 4/15/34 (b)(e)(f)	7,862,000	7,685,360
Class G, CME Term SOFR 1 Month Index + 3.640% 8.9833% 4/15/34 (b)(e)(f)	1,533,000	1,448,893
Series 2020-VKNG:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5515% 10/15/37 (b)(e)(f)	463,400	456,758
Class F, CME Term SOFR 1 Month Index + 2.860% 8.2015% 10/15/37 (b)(e)(f)	1,228,500	1,207,357
Class G, CME Term SOFR 1 Month Index + 3.360% 8.7015% 10/15/37 (b)(e)(f)	1,087,800	1,062,008
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.4515% 2/15/36 (b)(e)(f)	1,144,302	1,072,082
Series 2021-BXMF Class G, CME Term SOFR 1 Month Index + 3.460% 8.801% 10/15/26 (b)(e)(f)	3,094,443	2,969,334
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (b)(e)(f)	5,800,000	5,743,813
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8515% 2/15/36 (b)(e)(f)	947,000	908,959
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8515% 2/15/36 (b)(e)(f)	270,457	259,592
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4515% 2/15/36 (b)(e)(f)	2,779,000	2,603,611
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5383% 4/15/34 (b)(e)(f)	709,000	593,930
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(e)(f)	37,565,000	37,201,089
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3503% 10/15/36 (b)(e)(f)	4,838,000	4,744,264
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5501% 10/15/36 (b)(e)(f)	6,475,000	6,329,313
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7498% 10/15/36 (b)(e)(f)	6,286,000	6,117,064
Class E, CME Term SOFR 1 Month Index + 2.060% 7.399% 10/15/36 (b)(e)(f)	21,856,000	21,418,880
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3976% 10/15/36 (b)(e)(f)	1,428,000	1,382,315
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.8015% 6/15/38 (b)(e)(f)	2,054,197	2,035,255
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2515% 6/15/38 (b)(e)(f)	3,466,621	3,391,709
Class J, CME Term SOFR 1 Month Index + 3.860% 9.2015% 6/15/38 (b)(e)(f)	2,618,816	2,574,696
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2538% 5/15/38 (b)(e)(f)	1,441,901	1,413,324
Class G, CME Term SOFR 1 Month Index + 4.060% 9.4038% 5/15/38 (b)(e)(f)	2,545,677	2,492,934
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8514% 9/15/36 (b)(e)(f)	4,693,000	4,616,836
Class G, CME Term SOFR 1 Month Index + 2.960% 8.3014% 9/15/36 (b)(e)(f)	6,499,000	6,352,338
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8279% 4/15/37 (b)(e)(f)	21,382,099	21,302,592
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6869% 1/15/39 (b)(e)(f)	2,072,000	2,032,321
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5369% 1/15/39 (b)(e)(f)	651,000	638,641
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(e)(f)	32,366,972	32,063,532
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6492% 2/15/39 (b)(e)(f)	11,422,699	11,244,220
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8986% 2/15/39 (b)(e)(f)	9,752,381	9,587,810
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2977% 2/15/39 (b)(e)(f)	9,752,381	9,578,667
Class G, CME Term SOFR 1 Month Index + 4.100% 9.4427% 2/15/39 (b)(e)(f)	2,630,751	2,586,351
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(e)(f)	15,167,037	15,204,955
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5277% 12/9/40 (b)(e)(f)	3,353,391	3,352,338
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9771% 12/9/40 (b)(e)(f)	1,816,214	1,813,944
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9257% 12/9/40 (b)(e)(f)	2,268,616	2,267,903
Series 2024-MF Class E, CME Term SOFR 1 Month Index + 3.730% 9.0752% 2/15/39 (b)(e)(f)	2,111,000	2,085,276
Series 2024-WPT Class E, CME Term SOFR 1 Month Index + 3.580% 8.9253% 3/15/34 (b)(e)(f)	1,930,000	1,912,268
Series 2024-XL5 Class E, CME Term SOFR 1 Month Index + 3.680% 9.0252% 3/15/41 (b)(e)(f)	5,894,866	5,868,120
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3275% 11/15/32 (b)(e)(f)	2,009,763	2,007,879
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (b)(e)(f)	10,114,868	10,020,179
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(e)(f)	14,324,142	14,167,472
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(e)(f)	67,802,944	67,591,059
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	3,131,000	2,876,979
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (b)(e)	168,000	153,024
Class E, 4.0755% 12/9/41 (b)(e)	10,841,000	9,562,618
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(e)	5,861,000	5,141,965
Class E, 3.667% 3/11/44 (b)(e)	5,065,000	4,275,818
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1284% 2/15/39 (b)(e)(f)	3,588,198	3,565,772
Class E, CME Term SOFR 1 Month Index + 4.180% 9.525% 2/15/39 (b)(e)(f)	3,438,485	3,423,660
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (b)(e)(f)	11,583,550	11,482,272
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2778% 3/15/41 (b)(e)(f)	15,378,244	15,205,371
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(e)(f)	28,507,610	28,471,976
BX Commercial Mtg Trust floater Series 2024-MDHS:
Class A, 6.9782% 5/15/41 (b)(e)	38,421,891	38,349,900
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0252% 5/15/41 (b)(e)(f)	3,249,359	3,186,888
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 9.0248% 5/15/34 (b)(e)(f)	5,972,000	5,876,145
BX Trust floater:
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7465% 11/15/38 (b)(e)(f)	1,520,684	1,489,324
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4515% 1/15/34 (b)(e)(f)	2,640,400	2,573,671
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3515% 1/15/34 (b)(e)(f)	142,800	138,205
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(e)(f)	17,159,008	17,180,438
Class D, CME Term SOFR 1 Month Index + 4.060% 9.3979% 8/15/43 (b)(e)(f)	2,501,762	2,493,942
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2769% 4/15/37 (b)(e)(f)	12,381,021	12,350,282
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6269% 4/15/37 (b)(e)(f)	2,459,756	2,455,169
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1759% 4/15/37 (b)(e)(f)	2,058,935	2,055,091
Class F, CME Term SOFR 1 Month Index + 4.780% 10.1229% 4/15/37 (b)(e)(f)	3,086,550	3,074,406
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6359% 1/15/39 (b)(e)(f)	783,000	770,454
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(e)(f)	44,865,399	44,668,614
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0284% 4/15/41 (b)(e)(f)	7,151,007	7,063,854
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2781% 4/15/41 (b)(e)(f)	5,936,424	5,817,695
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0255% 4/15/41 (b)(e)(f)	5,100,656	5,017,997
Series 2024-VLT4:
Class E, CME Term SOFR 1 Month Index + 2.880% 8.2263% 7/15/29 (b)(e)(f)	2,450,000	2,429,328
Class F, CME Term SOFR 1 Month Index + 3.930% 9.2748% 7/15/29 (b)(e)(f)	6,050,000	5,959,315
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (b)(e)	336,000	230,732
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.666% 3/15/35 (b)(e)	2,721,000	2,697,960
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(e)	1,743,000	1,015,495
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.704% 12/15/37 (b)(e)(f)	1,538,000	1,537,039
Class E, CME Term SOFR 1 Month Index + 2.440% 7.784% 12/15/37 (b)(e)(f)	4,468,000	4,459,623
Class F, CME Term SOFR 1 Month Index + 2.840% 8.184% 12/15/37 (b)(e)(f)	151,000	150,240
Class G, CME Term SOFR 1 Month Index + 3.540% 8.884% 12/15/37 (b)(e)(f)	6,423,000	6,327,273
CD Mortgage Trust:
Series 2016-CD2:
Class C, 4.1087% 11/10/49 (e)	619,000	454,196
Class D, 2.8587% 11/10/49 (e)(h)	546,000	268,218
Series 2017-CD3:
Class C, 4.6882% 2/10/50 (e)	1,482,000	602,441
Class D, 3.25% 2/10/50 (b)(h)	1,340,000	451,815
Series 2017-CD4:
Class C, 4.3497% 5/10/50 (e)	1,316,000	1,178,880
Class D, 3.3% 5/10/50 (b)	312,000	255,682
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.9504% 2/15/39 (b)(e)(f)	3,948,000	3,351,912
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	36,435,022	33,929,335
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	4,691,805	4,535,507
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	3,193,235	3,069,123
Class A4, 3.458% 8/15/50	1,400,000	1,333,407
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	3,539,305	3,435,205
Series 2018-B2 Class A4, 4.009% 3/10/51	4,200,000	4,082,599
Series 2019-C7 Class A4, 3.102% 12/15/72	1,596,000	1,475,634
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	9,694,680	9,216,723
Series 2020-GC46 Class AAB, 2.614% 2/15/53	5,700,000	5,383,545
Series 2015-GC27 Class A5, 3.137% 2/10/48	12,200,000	12,143,189
Series 2015-GC29 Class XA, 1.1463% 4/10/48 (e)(n)	30,946,952	81,115
Series 2015-GC33 Class XA, 1.0182% 9/10/58 (e)(n)	49,483,047	288,437
Series 2016-P4 Class D, 4.0944% 7/10/49 (b)(e)	1,707,000	1,367,078
Series 2016-P6 Class XA, 0.692% 12/10/49 (e)(n)	36,430,076	354,895
Series 2019-GC41 Class D, 3% 8/10/56 (b)	378,000	285,352
Series 2020-420K:
Class D, 3.4222% 11/10/42 (b)(e)	496,000	429,210
Class E, 3.4222% 11/10/42 (b)(e)	2,374,000	1,921,463
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	1,806,000	1,147,340
Series 2023-PRM3:
Class C, 6.5717% 7/10/28 (b)(e)	525,000	530,745
Class D, 6.5717% 7/10/28 (b)(e)	1,195,000	1,168,599
Series 2023-SMRT Class D, 6.0475% 10/12/40 (b)(e)	2,143,000	2,094,247
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.683% 9/15/33 (b)(e)(f)	468,000	164,437
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6893% 9/15/33 (b)(e)(f)	544,000	136,531
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	959,000	834,330
Series 2012-CR1:
Class D, 5.3084% 5/15/45 (b)(e)	1,491,617	1,178,377
Class G, 2.462% 5/15/45 (b)(h)	264,578	3,548
Series 2012-LC4 Class C, 5.4799% 12/10/44 (e)	166,000	147,624
Series 2013-LC6 Class D, 4.068% 1/10/46 (b)(e)	493,136	459,750
Series 2014-CR15 Class D, 4.0793% 2/10/47 (b)(e)	298,000	268,171
Series 2014-CR17 Class E, 4.8841% 5/10/47 (b)(e)(h)	255,000	138,338
Series 2014-CR20:
Class AM, 3.938% 11/10/47	276,000	270,985
Class C, 4.5346% 11/10/47 (e)	1,020,000	972,288
Class XA, 0.8921% 11/10/47 (e)(n)	31,411,086	732
Series 2014-LC17 Class XA, 0.6896% 10/10/47 (e)(n)	18,866,174	336
Series 2014-UBS2 Class D, 4.9869% 3/10/47 (b)(e)	994,000	775,330
Series 2014-UBS6 Class XA, 0.8612% 12/10/47 (e)(n)	48,611,141	1,035
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(e)	1,538,000	1,276,867
Series 2015-DC1:
Class B, 4.035% 2/10/48 (e)	2,059,000	1,947,083
Class C, 4.4163% 2/10/48 (e)	1,690,000	1,485,153
Series 2015-LC19:
Class B, 3.829% 2/10/48	177,000	169,264
Class C, 4.3787% 2/10/48 (e)	2,097,600	1,960,040
Class D, 2.867% 2/10/48 (b)	2,184,000	1,945,367
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	368,000	296,914
Computershare Corporate Trust:
sequential payer Series 2020-C58 Class A4, 2.092% 7/15/53	2,055,000	1,758,632
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	6,632,343
Cone Trust 2024-Dfw1 floater Series 2024-DFW1 Class E, CME Term SOFR 1 Month Index + 3.880% 9.2254% 8/15/41 (b)(e)(f)	2,124,000	2,117,826
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 3.0967% 11/13/39 (b)(e)	1,687,000	1,228,971
Class F, 3.0967% 11/13/39 (b)(e)	1,196,000	848,044
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.430% 9.7682% 6/15/34 (b)(f)(h)	1,135,200	380,884
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	4,113,777	3,920,724
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.9107% 5/9/25 (b)(e)(f)	1,394,720	1,341,444
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	3,580,000	3,474,414
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class C, 4.4093% 6/15/50 (e)	2,305,000	1,939,284
Series 2018-CX11 Class C, 4.9806% 4/15/51 (e)	495,000	451,593
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	1,113,000	970,402
Series 2019-C18 Class A/S, 3.3214% 12/15/52	849,706	753,993
CSMC Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(e)	3,429,000	2,768,015
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.7957% 10/15/51 (e)	355,000	309,505
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(e)	1,188,000	685,171
DBJPM Mortgage Trust:
Series 2016-C3 Class C, 3.619% 8/10/49 (e)	382,000	305,069
Series 2020-C9:
Class AM, 2.34% 8/15/53	639,000	535,661
Class D, 2.25% 9/15/53 (b)	377,000	254,001
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5328% 8/10/44 (b)(e)	679,637	612,094
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)(e)	449,000	262,360
Dk Trust 2024-Spbx floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 9.3369% 3/15/34 (b)(e)(f)	2,848,000	2,831,419
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 6.038% 1/15/41 (b)(e)	5,523,000	5,649,843
Class C, 6.6891% 1/15/41 (b)(e)	621,000	630,291
Class D, 6.9552% 1/15/41 (b)(e)	5,078,000	5,127,932
Class E, 5.9685% 1/15/41 (b)(e)	810,000	761,829
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(e)(f)	57,379,212	56,626,109
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1185% 11/15/38 (b)(e)(f)	5,045,128	4,945,489
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5675% 11/15/38 (b)(e)(f)	1,967,710	1,901,451
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0664% 11/15/38 (b)(e)(f)	4,948,240	4,772,359
Eqt Trust 2024-Extr:
sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(e)	18,258,000	18,593,253
Series 2024-EXTR:
Class B, 1 month U.S. LIBOR + 0.000% 5.6546% 7/5/41 (b)(e)(f)	1,911,000	1,946,617
Class C, 6.0464% 7/5/41 (b)(e)	1,614,000	1,640,348
Class D, 6.6819% 7/5/41 (b)(e)	341,000	346,476
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5315% 7/15/38 (b)(e)(f)	15,423,849	15,356,369
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8315% 7/15/38 (b)(e)(f)	18,311,603	18,151,534
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1515% 7/15/38 (b)(e)(f)	5,494,830	5,446,839
Class D, CME Term SOFR 1 Month Index + 2.360% 7.7015% 7/15/38 (b)(e)(f)	11,101,213	11,045,760
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1515% 7/15/38 (b)(e)(f)	6,352,161	6,348,195
Freddie Mac sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	14,028,623	13,918,286
Series 2015-K049 Class A2, 3.01% 7/25/25	2,129,166	2,094,908
Series 2016-K055 Class A2, 2.673% 3/25/26	27,600,000	26,843,743
Series 2019-K735 Class A2, 2.862% 5/25/26	2,908,165	2,835,007
Series 2019-K736 Class A2, 2.282% 7/25/26	15,000,000	14,477,184
Series 2023-K751 Class A2, 4.412% 3/25/30	4,614,000	4,663,652
Series K058 Class A2, 2.653% 8/25/26	4,839,000	4,687,652
FS Commercial Mortgage Trust Series 2023-4SZN:
Class C, 8.3916% 11/10/39 (b)(e)	2,396,000	2,500,589
Class D, 9.3827% 11/10/39 (b)(e)	555,000	581,075
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.4015% 9/15/31 (b)(e)(f)	13,429,816	13,356,405
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(e)(f)	18,953,000	18,669,061
Class B, CME Term SOFR 1 Month Index + 1.260% 6.6015% 10/15/36 (b)(e)(f)	2,930,000	2,857,842
Class C, CME Term SOFR 1 Month Index + 1.660% 7.0015% 10/15/36 (b)(e)(f)	2,414,000	2,353,725
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	1,157,715	1,135,559
Series 2017-GS6 Class A2, 3.164% 5/10/50	1,809,917	1,725,834
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,900,000	2,798,172
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,087,000	1,933,747
Series 2020-GC45 Class A5, 2.9106% 2/13/53	2,023,000	1,845,042
Series 2023-SHIP:
Class D, 6.273% 9/10/38 (b)(e)	1,752,000	1,730,294
Class E, 7.6814% 9/10/38 (b)(e)	4,514,000	4,520,458
Series 2010-C1:
Class B, 5.148% 8/10/43 (b)	30,064	29,915
Class X, 0.5486% 8/10/43 (b)(e)(n)	384,708	6
Series 2011-GC5:
Class C, 5.2958% 8/10/44 (b)(e)	908,923	700,677
Class D, 5.2958% 8/10/44 (b)(e)	623,936	322,251
Class E, 5.2958% 8/10/44 (b)(e)(h)	773,957	86,529
Class F, 4.5% 8/10/44 (b)(h)	1,339,218	4,018
Series 2012-GCJ9:
Class D, 4.7543% 11/10/45 (b)(e)	1,572,836	1,431,280
Class E, 4.7543% 11/10/45 (b)(e)	896,000	734,720
Series 2013-GC10 Class D, 4.6881% 2/10/46 (b)(e)	586,000	530,217
Series 2015-GC34 Class XA, 1.3458% 10/10/48 (e)(n)	15,029,237	128,021
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	703,000	611,132
Series 2016-GS4 Class C, 4.0753% 11/10/49 (e)	464,000	389,864
Series 2018-GS9 Class D, 3% 3/10/51 (b)	835,000	631,475
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,000,000	760,826
Series 2019-GC39 Class D, 3% 5/10/52 (b)	1,176,000	828,942
Series 2019-GC42:
Class C, 3.8256% 9/10/52 (e)	1,750,000	1,439,773
Class D, 2.8% 9/10/52 (b)	408,000	289,635
Series 2019-GS5 Class C, 4.299% 3/10/50 (e)(h)	1,155,000	793,014
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)(h)	952,000	691,458
Class SWD, 3.3258% 12/13/39 (b)(e)	735,000	581,758
Series 2020-GC47 Class D, 3.5681% 5/12/53 (b)(e)	336,000	239,003
Gs Mtg Securities Corp. Trust 2024-Rvr sequential payer Series 2024-RVR Class B, 5.7226% 8/10/29 (b)(e)	989,000	988,236
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(e)	5,051,000	4,802,462
Class F, 4.3333% 11/5/38 (b)(e)	5,070,000	4,786,055
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	543,435	507,589
Class F, 4.101% 9/17/39 (b)	88,413	81,602
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/39 (b)(e)	861,000	701,734
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	1,064,000	978,005
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.3684% 8/15/39 (b)(e)(f)	1,087,000	1,086,998
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8256% 8/15/39 (b)(e)(f)	27,660,000	27,685,931
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4659% 9/15/39 (b)(e)(f)	1,653,000	1,653,051
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C23 Class A5, 3.9342% 9/15/47	1,433,973	1,430,367
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	194,000	183,543
Series 2014-C26 Class D, 3.9904% 1/15/48 (b)(e)	3,811,000	2,996,671
Series 2015-C30 Class XA, 0.5551% 7/15/48 (e)(n)	36,176,484	79,404
Series 2015-C32 Class C, 4.8037% 11/15/48 (e)	1,942,000	782,282
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5123% 12/15/49 (b)(e)	1,251,000	911,600
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2016-C4 Class A2, 2.8822% 12/15/49	3,040,167	2,925,105
Series 2016-C4:
Class C, 3.1667% 12/15/49 (e)	603,000	467,704
Class D, 3.1667% 12/15/49 (b)(e)	1,242,000	905,853
Series 2018-C8 Class D, 3.4157% 6/15/51 (b)(e)	406,000	294,365
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)(h)	567,000	245,826
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)	714,000	337,378
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	1,569,000	1,429,777
Class D, 3.9089% 6/5/39 (b)(e)	876,000	759,754
Series 2011-C3:
Class E, 5.7093% 2/15/46 (b)(e)	1,156,000	439,280
Class G, 4.409% 2/15/46 (b)(e)	368,000	34,934
Class H, 4.409% 2/15/46 (b)(e)(h)	828,000	57,244
Class J, 4.409% 2/15/46 (b)(e)(h)	106,000	322
Series 2012-CBX:
Class E, 4.8459% 6/15/45 (b)(e)	1,393,676	1,276,603
Class F, 4% 6/15/45 (b)	1,124,000	931,490
Class G 4% 6/15/45 (b)	1,233,000	695,345
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (e)	1,025,000	688,042
Class D, 4.5176% 4/15/46 (e)	1,638,000	718,689
Class F, 3.25% 4/15/46 (b)(e)(h)	1,851,000	79,778
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(e)(h)	945,000	2,359
Class E, 3.9314% 6/10/27 (b)(e)(h)	1,519,000	3,697
Series 2018-AON Class F, 4.767% 7/5/31 (b)(e)	743,000	149,520
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	8,593,000	7,851,308
Class CFX, 4.9498% 7/5/33 (b)	2,322,000	1,793,946
Class DFX, 5.3503% 7/5/33 (b)	4,241,000	3,073,395
Class XAFX, 1.2948% 7/5/33 (b)(e)(n)	35,039,000	693,478
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(e)	1,690,000	1,438,502
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	723,000	269,411
Class FFX, 4.6254% 1/16/37 (b)	1,145,000	355,007
Class GFX, 4.6882% 1/16/37 (b)(e)(h)	441,000	112,446
KNDR Trust floater Series 2021-KIND:
Class D, CME Term SOFR 1 Month Index + 2.410% 7.7545% 8/15/38 (b)(e)(f)	850,020	813,890
Class F, CME Term SOFR 1 Month Index + 4.060% 9.4045% 8/15/38 (b)(e)(f)	1,968,832	1,874,082
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class C, CME Term SOFR 1 Month Index + 3.430% 8.7754% 12/15/36 (b)(e)(f)	1,597,000	1,599,992
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 9.025% 6/15/26 (b)(e)(f)	860,000	845,126
Class F, CME Term SOFR 1 Month Index + 4.430% 9.7739% 6/15/26 (b)(e)(f)	1,570,000	1,542,299
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	2,924,026	2,797,028
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6321% 5/15/39 (b)(e)(f)	41,422,000	40,524,493
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1308% 5/15/39 (b)(e)(f)	24,765,000	23,714,516
Class C, CME Term SOFR 1 Month Index + 2.090% 7.43% 5/15/39 (b)(e)(f)	13,877,000	13,058,948
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8788% 5/15/39 (b)(e)(f)	12,332,000	11,494,922
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(e)(f)	18,868,663	18,521,940
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3315% 3/15/38 (b)(e)(f)	5,325,103	5,195,738
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5515% 3/15/38 (b)(e)(f)	3,350,199	3,257,332
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8515% 3/15/38 (b)(e)(f)	4,659,664	4,533,629
Class E, CME Term SOFR 1 Month Index + 1.860% 7.2015% 3/15/38 (b)(e)(f)	4,071,158	3,908,848
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (b)(e)	819,000	444,691
Merit floater Series 2021-STOR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 7/15/38 (b)(e)(f)	3,100,000	3,066,094
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6515% 7/15/38 (b)(e)(f)	6,070,000	5,987,857
Class G, CME Term SOFR 1 Month Index + 2.860% 8.2015% 7/15/38 (b)(e)(f)	1,752,000	1,728,286
Class J, CME Term SOFR 1 Month Index + 4.060% 9.4015% 7/15/38 (b)(e)(f)	1,281,000	1,259,325
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (b)(e)(h)	707,000	418,999
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0524% 4/15/38 (b)(e)(f)	2,031,759	1,986,116
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6524% 4/15/38 (b)(e)(f)	4,040,869	3,940,004
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5961% 1/15/27 (b)(e)(f)	346,413	341,488
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2944% 1/15/27 (b)(e)(f)	1,033,770	1,020,423
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	867,000	888,849
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (b)(e)	475,000	250,239
Class E, 3.5926% 2/10/42 (b)(e)	349,000	130,980
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5046% 11/15/45 (b)(e)(h)	1,469,000	1,175,229
Series 2012-C6, Class F, 4.5046% 11/15/45 (b)(e)(h)	693,000	93,565
Series 2013-C12 Class D, 4.9641% 10/15/46 (b)(e)	1,299,000	1,138,249
Series 2013-C7 Class C, 4.1771% 2/15/46 (e)	50,350	48,084
Series 2013-C9:
Class C, 3.8493% 5/15/46 (e)	920,000	814,200
Class D, 3.9373% 5/15/46 (b)(e)	1,700,000	1,445,000
Class E, 3.9373% 5/15/46 (b)(e)	722,000	577,600
Series 2015-C25 Class XA, 1.1751% 10/15/48 (e)(n)	23,959,400	133,955
Series 2016-C30 Class C, 4.1721% 9/15/49 (e)	266,000	221,443
Series 2016-C31 Class C, 4.399% 11/15/49 (e)	603,000	511,311
Series 2016-C32 Class C, 4.4104% 12/15/49 (e)	415,000	366,080
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	947,000	784,019
Morgan Stanley Capital I Trust:
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	3,580,000	3,436,515
Series 2018-L1 Class A3, 4.139% 10/15/51	5,038,740	4,957,554
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	32,166,000	30,803,538
Series 2021-L5 Class A4, 2.728% 5/15/54	3,345,000	2,951,780
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	1,474,816	1,528,389
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(e)	810,152	773,696
Class F, 5.385% 6/15/44 (b)(e)	748,000	432,494
Class XB, 0.5154% 6/15/44 (b)(e)(n)	2,469,388	8,540
Series 2011-C3:
Class E, 5.1076% 7/15/49 (b)(e)	377,946	367,495
Class F, 5.1076% 7/15/49 (b)(e)	332,000	304,214
Class G, 5.1076% 7/15/49 (b)(e)	1,123,200	960,128
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(e)	166,237	154,600
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(e)	418,000	244,530
Class F, 4.4382% 9/9/32 (b)(e)	734,000	254,573
Series 2015-MS1:
Class B, 4.1571% 5/15/48 (e)	467,000	437,898
Class C, 4.1571% 5/15/48 (e)	779,000	683,733
Class D, 4.1571% 5/15/48 (b)(e)	1,371,000	1,011,992
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)	1,456,000	739,285
Class D, 4.009% 11/15/49 (e)	603,000	450,482
Series 2017-H1:
Class A/S, 3.773% 6/15/50	1,125,000	1,066,068
Class C, 4.281% 6/15/50	1,985,000	1,807,939
Class D, 2.546% 6/15/50 (b)	3,406,000	2,769,374
Series 2017-HR2 Class D, 2.73% 12/15/50	2,054,000	1,729,216
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	7,511,880
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(e)	1,711,000	1,089,125
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(e)	4,445,000	4,212,272
Class C, 3.283% 11/10/36 (b)(e)	4,265,000	3,977,722
Series 2020-CNP Class D, 2.5085% 4/5/42 (b)(e)	462,000	311,031
Series 2020-HR8 Class D, 2.5% 7/15/53 (b)	756,000	525,173
Series 2020-L4, Class C, 3.536% 2/15/53	205,000	166,052
Series 2021-L6 Class XA, 1.3148% 6/15/54 (e)(n)	25,921,279	1,308,605
Series 2024-BPR2 Class X, 1.0727% 5/5/29 (b)(e)(n)	65,918,101	2,394,963
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(e)	311,000	261,601
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	1,625,000	1,727,265
Class C, 6.9056% 5/15/56 (e)	1,083,000	1,138,474
Series 2023-2:
Class B, 7.1101% 12/15/56 (e)	1,126,000	1,221,075
Class C, 7.2521% 12/15/56 (e)	878,000	930,694
Class D, 4% 12/15/56 (b)	369,000	284,267
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(e)	307,000	201,085
Series 2019-10K:
Class E, 4.2724% 5/15/39 (b)(e)	1,321,000	1,131,563
Class F, 4.2724% 5/15/39 (b)(e)	1,374,000	1,143,884
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (b)(e)	735,000	453,911
Class AMZ3, 3.6167% 1/15/37 (b)(e)	336,000	173,927
NYT Mortgage Trust floater Series 2019-NYT Class F, CME Term SOFR 1 Month Index + 3.290% 8.634% 12/15/35 (b)(e)(f)	1,385,000	933,540
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(e)(f)	14,550,896	14,678,216
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1749% 10/15/28 (b)(e)(f)	8,767,559	8,800,348
Class C, CME Term SOFR 1 Month Index + 5.230% 10.5728% 10/15/28 (b)(e)(f)	1,179,851	1,184,263
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0206% 10/15/28 (b)(e)(f)	3,704,894	3,723,368
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7664% 10/15/28 (b)(e)(f)	1,573,434	1,581,280
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8495% 10/15/36 (b)(e)(f)	602,550	588,946
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7975% 10/15/36 (b)(e)(f)	638,300	617,854
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.8015% 7/15/38 (b)(e)(f)	986,000	645,846
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4515% 7/15/38 (b)(e)(f)(h)	280,000	119,237
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (b)	3,045,000	2,458,229
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.8061% 12/15/37 (b)(e)(f)	1,419,983	1,420,606
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	662,686	679,484
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(e)	1,360,000	1,078,499
Series 2020-COVE Class F, 3.8518% 3/15/37 (b)(e)	2,364,000	1,967,907
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.037% 1/15/39 (b)(e)(f)	2,039,000	1,942,992
Class F, CME Term SOFR 1 Month Index + 3.350% 8.687% 1/15/39 (b)(e)(f)	800,000	752,160
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(e)(h)	1,113,000	447,359
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3369% 2/15/39 (b)(e)(f)	7,618,000	7,456,754
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9869% 2/15/39 (b)(e)(f)	3,962,000	3,851,002
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.028% 7/15/36 (b)(e)(f)	4,344,000	4,294,795
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7173% 10/15/38 (b)(e)(f)	1,487,000	1,439,546
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(e)(f)	32,154,421	31,762,539
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (b)(e)(f)	16,326,951	16,123,111
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7804% 11/15/38 (b)(e)(f)	10,139,877	9,987,962
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0296% 11/15/38 (b)(e)(f)	6,663,594	6,530,322
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4252% 11/15/38 (b)(e)(f)	5,465,601	5,363,242
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.419% 11/15/36 (b)(e)(f)	1,090,000	1,057,400
Class J, CME Term SOFR 1 Month Index + 4.020% 9.367% 11/15/36 (b)(e)(f)	3,205,000	3,129,138
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0676% 10/15/34 (b)(e)(f)	798,000	777,577
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.354% 11/15/36 (b)(e)(f)	2,268,000	2,220,015
Class F, CME Term SOFR 1 Month Index + 3.660% 9.002% 11/15/36 (b)(e)(f)	2,492,000	2,444,565
Class G, CME Term SOFR 1 Month Index + 4.310% 9.651% 11/15/36 (b)(e)(f)	525,000	510,367
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/41 (b)(e)	185,000	117,448
TPGI Trust floater Series 2021-DGWD:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4545% 6/15/26 (b)(e)(f)	984,800	973,977
Class G, CME Term SOFR 1 Month Index + 3.960% 9.3045% 6/15/26 (b)(e)(f)	367,200	363,503
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	2,499,000	2,574,639
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,000,000	1,921,054
Series 2012-C1:
Class E, 5% 5/10/45 (b)(e)	446,067	412,681
Class F, 5% 5/10/45 (b)(e)(h)	762,700	186,871
Series 2017-C7 Class XA, 1.1325% 12/15/50 (e)(n)	41,420,146	1,083,667
Series 2018-C8 Class C, 4.8396% 2/15/51 (e)	336,000	292,946
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(e)	746,000	608,657
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (b)(e)	110,000	98,064
Class E, 4.3793% 6/10/30 (b)(e)(h)	849,000	614,413
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4515% 7/15/39 (b)(e)(f)(h)	315,000	143,500
floater sequential payer Series 2021-VASA:
Class B, CME Term SOFR 1 Month Index + 1.360% 6.7015% 7/15/39 (b)(e)(f)	1,019,000	852,194
Class F, CME Term SOFR 1 Month Index + 4.010% 9.3515% 7/15/39 (b)(e)(f)	1,383,000	713,012
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	25,554,000	20,889,322
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,600,000	1,306,300
Class X, 0.5162% 10/10/42 (b)(e)(n)	35,000,000	763,147
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (b)(e)(f)	3,200,000	3,191,654
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (b)(e)(f)	12,400,000	12,367,665
Wells Fargo Commercial Mortgag Series 2024-1CHI Class E, 7.5743% 7/15/35 (b)(e)	1,215,000	1,215,500
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (b)(e)(f)	17,572,000	17,124,343
Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9515% 2/15/40 (b)(e)(f)	310,400	305,750
Class E, CME Term SOFR 1 Month Index + 3.760% 9.1015% 2/15/40 (b)(e)(f)	220,800	217,805
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	1,034,000	785,527
Series 2021-C60 Class A4, 2.342% 8/15/54	2,113,000	1,812,876
Series 2021-C61 Class A4, 2.658% 11/15/54	1,095,000	952,227
Series 2015-C31 Class XA, 1.0985% 11/15/48 (e)(n)	19,557,690	133,268
Series 2015-NXS4 Class D, 3.8264% 12/15/48 (e)	861,000	786,530
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	288,029
Class D, 3% 8/15/49 (b)	487,000	215,589
Series 2016-C34 Class XA, 2.2161% 6/15/49 (e)(n)	15,789,427	300,760
Series 2016-LC25 Class C, 4.4752% 12/15/59 (e)	575,000	515,801
Series 2016-NXS6:
Class C, 4.5379% 11/15/49 (e)	1,323,000	1,213,659
Class D, 3.059% 11/15/49 (b)	1,337,000	1,117,156
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	367,735
Series 2018-C44 Class D, 3% 5/15/51 (b)	2,676,000	1,967,505
Series 2018-C46 Class XA, 1.0782% 8/15/51 (e)(n)	41,692,000	954,142
Series 2019-AA Class D, 3.514% 10/15/52	1,142,000	1,006,506
Series 2019-C49 Class C, 4.866% 3/15/52 (e)	2,887,000	2,713,334
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	880,000	621,664
Wells Fargo Commercial Mtg Trust 2019-C sequential payer Series 2019-C51 Class ASB, 3.16% 6/15/52	2,370,528	2,292,904
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	4,000,000	3,791,170
Wells Fargo Commercial Mtg Trust 2024-5 sequential payer Series 2024-5C1 Class A3, 5.928% 7/15/57	7,300,000	7,629,630
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)(h)	372,000	27,916
Series 2011-C3 Class D, 6.0497% 3/15/44 (b)(e)	439,833	158,252
Series 2011-C4:
Class D, 4.5552% 6/15/44 (b)(e)	351,792	313,095
Class E, 4.5552% 6/15/44 (b)(e)	335,432	271,700
Series 2013-C11:
Class D, 4.1974% 3/15/45 (b)(e)	801,251	640,335
Class E, 4.1974% 3/15/45 (b)(e)	1,774,872	1,116,695
Series 2013-C13 Class D, 4.1422% 5/15/45 (b)(e)	532,364	473,277
Series 2013-C16 Class D, 4.7662% 9/15/46 (b)(e)	127,353	117,801
Series 2014-C21 Class XA, 0.7162% 8/15/47 (e)(n)	4,310,698	76
Series 2014-C24 Class XA, 0.9584% 11/15/47 (e)(n)	9,997,102	249
WFCM:
Series 2022-C62:
Class C, 4.3513% 4/15/55 (e)	1,923,000	1,583,158
Class D, 2.5% 4/15/55 (b)	1,365,000	866,350
Series 2022-C62, Class A4, 4% 4/15/55	1,461,000	1,384,170
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(e)	348,000	24,360
Class F, 3.7154% 11/10/36 (b)(e)	1,960,000	98,000
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(e)	528,000	436,738
Class PR2, 3.6332% 6/5/35 (b)(e)	1,378,000	1,110,811
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,083,804,519)		2,027,332,525

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		880,000	881,373
Angola Republic:
8.25% 5/9/28 (b)		2,170,000	2,074,384
8.75% 4/14/32 (b)		795,000	721,963
9.375% 5/8/48 (b)		1,610,000	1,384,600
9.5% 11/12/25 (b)		2,245,000	2,286,392
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		45,000	37,589
7.5% 1/31/27 (b)		2,427,000	2,373,909
7.5% 2/16/61 (b)		3,225,000	2,226,258
7.6003% 3/1/29 (b)		1,765,000	1,660,203
7.625% 5/29/32 (b)		1,110,000	950,438
7.903% 2/21/48 (b)		1,891,000	1,392,249
8.5% 1/31/47 (b)		1,586,000	1,226,672
8.7002% 3/1/49 (b)		1,420,000	1,110,255
Argentine Republic:
0.75% 7/9/30 (g)		21,034,259	11,957,976
1% 7/9/29		1,948,999	1,172,323
3.5% 7/9/41 (g)		3,950,000	1,645,175
4.125% 7/9/35 (g)		13,968,323	6,194,951
5% 1/9/38 (g)		5,332,281	2,594,155
Bahamian Republic 6% 11/21/28 (b)		1,035,000	956,081
Bahrain Kingdom:
5.625% 5/18/34 (b)		790,000	740,625
7.5% 2/12/36 (b)		580,000	613,169
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		780,000	798,470
6.25% 10/31/28 (b)		500,000	533,245
6.25% 7/9/54 (b)		1,805,000	1,949,274
Barbados Government 6.5% 10/1/29 (b)		1,880,000	1,800,100
Bermuda Government:
2.375% 8/20/30 (b)		385,000	336,875
3.375% 8/20/50 (b)		630,000	458,128
3.717% 1/25/27 (b)		2,220,000	2,163,806
4.75% 2/15/29 (b)		965,000	959,094
5% 7/15/32 (b)		490,000	491,072
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		2,369,670	1,925,736
Brazilian Federative Republic:
3.875% 6/12/30		2,310,000	2,119,425
6% 10/20/33		1,900,000	1,902,470
7.125% 1/20/37		2,250,000	2,443,793
7.125% 5/13/54		1,435,000	1,469,469
8.25% 1/20/34		2,809,000	3,255,350
Canadian Government:
2.75% 6/1/33	CAD	2,150,000	1,551,082
3% 6/1/34	CAD	700,000	512,420
Chilean Republic:
2.45% 1/31/31		4,855,000	4,296,675
2.75% 1/31/27		790,000	757,168
3.1% 1/22/61		3,325,000	2,182,863
3.5% 1/31/34		520,000	471,575
4% 1/31/52		455,000	370,684
4.34% 3/7/42		915,000	823,958
5.33% 1/5/54		1,440,000	1,428,307
Colombian Republic:
3% 1/30/30		2,720,000	2,302,480
3.125% 4/15/31		1,455,000	1,189,463
3.25% 4/22/32		1,245,000	992,265
4.125% 5/15/51		600,000	375,570
5% 6/15/45		5,260,000	3,813,237
5.2% 5/15/49		1,660,000	1,218,357
6.125% 1/18/41		105,000	91,508
7.375% 9/18/37		630,000	634,095
7.5% 2/2/34		630,000	649,530
8% 4/20/33		1,040,000	1,108,120
8% 11/14/35		8,500,000	9,018,500
8.75% 11/14/53		11,670,000	12,696,377
Costa Rican Republic:
5.625% 4/30/43 (b)		980,000	906,500
7.3% 11/13/54 (b)		1,245,000	1,348,098
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		635,000	331,591
6.825% (b)(d)		2,215,000	1,169,808
6.85% (b)(d)		900,000	482,625
7.55% (b)(d)		615,000	324,413
7.85% (b)(d)		1,545,000	821,264
Dominican Republic:
4.5% 1/30/30 (b)		1,355,000	1,283,470
4.875% 9/23/32 (b)		5,535,000	5,209,819
5.875% 1/30/60 (b)		1,685,000	1,546,830
5.95% 1/25/27 (b)		1,881,000	1,897,459
6% 7/19/28 (b)		1,011,000	1,030,593
6.5% 2/15/48 (b)		635,000	642,544
6.6% 6/1/36 (b)		816,000	857,616
6.85% 1/27/45 (b)		1,143,000	1,202,299
6.875% 1/29/26 (b)		2,522,000	2,564,559
7.05% 2/3/31 (b)		1,295,000	1,386,298
7.45% 4/30/44 (b)		794,000	887,049
Ecuador Republic:
5.5% 7/31/35 (b)(g)		3,250,000	1,795,625
6.9% 7/31/30 (b)		3,100,000	2,205,650
El Salvador Republic:
0.25% 4/17/30 (b)		1,055,000	26,903
6.375% 1/18/27 (b)		195,000	182,691
7.1246% 1/20/50 (b)		1,000,000	692,810
7.625% 2/1/41 (b)		230,000	169,625
7.65% 6/15/35 (b)		855,000	669,893
9.25% 4/17/30 (b)		1,055,000	997,191
Emirate of Abu Dhabi:
3% 9/15/51 (b)		3,520,000	2,510,218
3.125% 9/30/49 (b)		5,230,000	3,844,050
3.875% 4/16/50 (b)		2,400,000	2,020,512
5.5% 4/30/54 (b)		1,425,000	1,529,203
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		3,300,000	2,539,350
5.25% 1/30/43 (Reg. S)		890,000	883,325
Export Credit Bank of Turkey 9% 1/28/27 (b)		1,080,000	1,142,100
Gabonese Republic:
6.625% 2/6/31 (b)		1,880,000	1,436,438
7% 11/24/31 (b)		1,245,000	949,313
Georgia Republic 2.75% 4/22/26 (b)		1,580,000	1,484,706
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	4,545,000	4,158,622
2.1% 11/15/29(Reg. S)	EUR	2,100,000	2,312,273
2.5% 7/4/44	EUR	7,280,000	7,975,185
3.25% 7/4/42 (l)	EUR	23,900,000	28,980,577
Ghana Republic:
7.75% (b)(d)		1,150,000	602,313
8.627% (b)(d)		875,000	453,359
10.75% 10/14/30 (b)		1,600,000	1,093,008
Guatemalan Republic:
4.875% 2/13/28 (b)		305,000	299,948
4.9% 6/1/30 (b)		890,000	866,638
6.125% 6/1/50 (b)		915,000	869,822
6.6% 6/13/36 (b)		835,000	870,913
Hungarian Republic:
2.125% 9/22/31 (b)		880,000	724,680
3.125% 9/21/51 (b)		1,660,000	1,097,675
5.25% 6/16/29 (b)		1,305,000	1,317,724
5.5% 6/16/34 (b)		1,745,000	1,766,267
6.125% 5/22/28 (b)		610,000	632,684
6.25% 9/22/32 (b)		615,000	658,265
6.75% 9/25/52 (b)		430,000	484,288
Indonesian Republic:
3.2% 9/23/61		1,380,000	944,869
3.5% 2/14/50		1,165,000	909,428
3.85% 10/15/30		855,000	822,938
4.1% 4/24/28		1,955,000	1,938,505
4.2% 10/15/50		44,910,000	39,366,422
4.35% 1/11/48		1,225,000	1,108,242
5.125% 1/15/45 (b)		4,090,000	4,142,475
5.25% 1/17/42 (b)		660,000	676,913
5.95% 1/8/46 (b)		985,000	1,085,963
6.75% 1/15/44 (b)		690,000	831,450
7.75% 1/17/38 (b)		2,648,000	3,352,203
8.5% 10/12/35 (b)		4,030,000	5,240,008
Islamic Republic of Pakistan:
6% 4/8/26 (b)		2,270,000	2,082,725
6.875% 12/5/27 (b)		740,000	641,950
7.375% 4/8/31 (b)		2,260,000	1,799,525
Israeli State:
3.375% 1/15/50		2,760,000	1,863,707
5.75% 3/12/54		955,000	916,800
Ivory Coast:
6.125% 6/15/33 (b)		2,490,000	2,276,016
6.375% 3/3/28 (b)		3,770,000	3,743,685
8.25% 1/30/37 (b)		1,505,000	1,499,356
Jamaican Government:
6.75% 4/28/28		745,000	783,300
7.875% 7/28/45		430,000	519,896
Japan Government 0.005% 2/1/25	JPY	683,100,000	4,669,509
Jordanian Kingdom:
4.95% 7/7/25 (b)		1,535,000	1,507,658
7.375% 10/10/47 (b)		640,000	580,800
7.5% 1/13/29 (b)		755,000	766,325
7.75% 1/15/28 (b)		825,000	844,487
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		2,285,000	1,892,266
3.25% 10/22/30 (b)		10,790,000	10,058,870
3.45% 2/2/61 (b)		4,585,000	3,180,844
3.625% 3/4/28 (b)		785,000	765,620
3.75% 1/21/55 (b)		1,250,000	932,422
4.5% 10/26/46 (b)		2,465,000	2,171,511
4.5% 4/22/60 (b)		7,675,000	6,535,742
4.625% 10/4/47 (b)		1,355,000	1,213,995
5% 1/18/53 (b)		1,010,000	936,775
5.75% 1/16/54 (b)		950,000	969,000
Lebanese Republic:
5.8% (d)		1,814,000	117,348
6.375% (d)		1,956,000	125,918
Mongolia Government 7.875% 6/5/29 (b)		245,000	255,719
Moroccan Kingdom 6.5% 9/8/33 (b)		1,735,000	1,852,269
Panamanian Republic:
2.252% 9/29/32		1,515,000	1,133,978
3.298% 1/19/33		1,135,000	920,655
3.87% 7/23/60		2,230,000	1,360,991
4.5% 5/15/47		645,000	470,805
4.5% 4/16/50		2,915,000	2,071,399
6.4% 2/14/35		1,935,000	1,930,453
6.853% 3/28/54		525,000	514,663
7.875% 3/1/57		865,000	947,720
8% 3/1/38		915,000	1,008,504
Peruvian Republic:
2.783% 1/23/31		2,035,000	1,799,194
3% 1/15/34		1,130,000	959,088
3.3% 3/11/41		1,735,000	1,355,469
Philippine Republic:
2.65% 12/10/45		1,655,000	1,134,709
2.95% 5/5/45		430,000	311,347
5% 7/17/33		920,000	937,538
5.5% 1/17/48		805,000	841,225
5.6% 5/14/49		1,075,000	1,136,141
5.609% 4/13/33		825,000	873,984
5.95% 10/13/47		1,320,000	1,457,775
Polish Government:
5.5% 4/4/53		585,000	597,554
5.5% 3/18/54		1,110,000	1,135,885
5.75% 11/16/32		1,500,000	1,610,025
Provincia de Cordoba:
6.875% 12/10/25 (b)		790,753	752,085
6.99% 6/1/27 (b)		1,310,721	1,137,496
Republic of Armenia 3.6% 2/2/31 (b)		1,030,000	865,844
Republic of Benin 7.96% 2/13/38 (b)		2,355,000	2,254,177
Republic of Kenya:
6.3% 1/23/34 (b)		605,000	464,338
7.25% 2/28/28 (b)		640,000	587,200
9.75% 2/16/31 (b)		1,050,000	1,017,188
Republic of Montenegro 7.25% 3/12/31 (b)		1,650,000	1,704,141
Republic of Nigeria:
6.125% 9/28/28 (b)		4,410,000	3,969,000
6.5% 11/28/27 (b)		600,000	558,750
7.143% 2/23/30 (b)		1,650,000	1,492,734
7.625% 11/21/25 (b)		1,505,000	1,507,822
7.696% 2/23/38 (b)		1,110,000	889,388
7.875% 2/16/32 (b)		1,840,000	1,637,600
Republic of Paraguay:
2.739% 1/29/33 (b)		1,045,000	880,413
4.95% 4/28/31 (b)		1,525,000	1,506,891
5.4% 3/30/50 (b)		930,000	851,843
6% 2/9/36 (b)		560,000	584,153
Republic of Senegal 6.25% 5/23/33 (b)		1,085,000	941,577
Republic of Serbia:
2.125% 12/1/30 (b)		2,910,000	2,397,113
6% 6/12/34 (b)		1,215,000	1,230,643
6.5% 9/26/33 (b)		1,650,000	1,721,363
Republic of Uzbekistan:
3.7% 11/25/30 (b)		725,000	616,703
3.9% 10/19/31 (b)		495,000	418,584
Republic of Zambia:
0.5% 12/31/53 (b)		172,927	85,707
5.75% 6/30/33 (b)		184,200	161,002
Romanian Republic:
3% 2/27/27 (b)		1,076,000	1,020,048
3% 2/14/31 (b)		2,911,000	2,502,790
3.625% 3/27/32 (b)		1,206,000	1,059,773
4% 2/14/51 (b)		1,665,000	1,189,043
6.625% 2/17/28 (b)		610,000	634,095
7.125% 1/17/33 (b)		350,000	378,766
Rwanda Republic 5.5% 8/9/31 (b)		1,800,000	1,446,188
South African Republic:
4.85% 9/27/27		1,010,000	996,648
4.85% 9/30/29		620,000	591,654
5% 10/12/46		1,415,000	1,063,769
5.65% 9/27/47		760,000	613,153
5.75% 9/30/49		2,045,000	1,646,225
5.875% 4/20/32		1,415,000	1,376,130
State of Qatar:
4.4% 4/16/50 (b)		3,580,000	3,293,600
4.625% 6/2/46 (b)		3,535,000	3,395,809
4.817% 3/14/49 (b)		3,480,000	3,420,188
5.103% 4/23/48 (b)		3,255,000	3,316,031
9.75% 6/15/30 (b)		722,000	930,252
Sultanate of Oman:
5.625% 1/17/28 (b)		4,775,000	4,874,977
6% 8/1/29 (b)		1,185,000	1,233,585
6.25% 1/25/31 (b)		895,000	951,197
6.5% 3/8/47 (b)		325,000	343,281
6.75% 1/17/48 (b)		4,039,000	4,381,053
7% 1/25/51 (b)		185,000	206,680
Turkish Republic:
4.25% 4/14/26		2,845,000	2,797,880
4.75% 1/26/26		2,780,000	2,755,675
4.875% 10/9/26		3,940,000	3,891,981
4.875% 4/16/43		2,105,000	1,544,544
5.125% 2/17/28		2,945,000	2,874,136
5.25% 3/13/30		1,055,000	999,138
5.75% 5/11/47		3,093,000	2,443,470
6% 3/25/27		440,000	443,163
6% 1/14/41		3,615,000	3,110,030
6.625% 2/17/45		1,020,000	904,613
7.125% 7/17/32		880,000	886,600
7.625% 5/15/34		990,000	1,029,600
9.125% 7/13/30		1,120,000	1,250,200
9.375% 3/14/29		2,305,000	2,572,956
9.375% 1/19/33		3,315,000	3,799,819
9.875% 1/15/28		3,115,000	3,469,331
Ukraine Government:
0% 2/1/30 (b)(r)		424,979	179,554
0% 2/1/34 (b)(r)		1,588,089	488,337
0% 2/1/35 (b)(r)		1,342,050	536,820
0% 2/1/36 (b)(r)		1,118,373	442,876
0% 8/1/41 (b)(e)		975,000	672,750
1.75% 2/1/29 (b)(g)		2,910,680	1,731,855
1.75% 2/1/34 (b)(g)		2,514,930	1,100,282
1.75% 2/1/35 (b)(g)		1,408,520	605,664
1.75% 2/1/36 (b)(g)		945,870	401,995
United Mexican States:
2.659% 5/24/31		1,235,000	1,048,978
3.25% 4/16/30		2,460,000	2,232,450
3.5% 2/12/34		2,315,000	1,950,388
3.75% 1/11/28		2,265,000	2,192,095
3.75% 4/19/71		3,325,000	2,091,633
3.771% 5/24/61		800,000	514,750
4.5% 4/22/29		905,000	886,339
4.875% 5/19/33		895,000	849,131
5.75% 10/12/2110		2,265,000	1,939,406
6% 5/7/36		2,400,000	2,422,500
6.05% 1/11/40		1,810,000	1,812,263
6.338% 5/4/53		1,260,000	1,237,556
6.35% 2/9/35		1,240,000	1,288,825
Uruguay Republic:
5.1% 6/18/50		2,260,000	2,243,050
5.75% 10/28/34		1,080,000	1,169,775
Venezuelan Republic:
9.25% (d)		10,096,000	1,607,788
11.95% (Reg. S) (d)		1,641,700	256,105
12.75% (d)		450,400	72,064
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $518,067,182)			495,707,571

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 6/17/27	EUR	5,300,000	5,471,248
3% 11/15/28 (Reg. S)	EUR	20,700,000	23,324,308
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $27,708,937)			28,795,556

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
New Cineworld Ltd. (h)(s)	137,267	2,264,906
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (h)	16,305	52,013
TOTAL COMMUNICATION SERVICES		2,316,919
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (s)	22,300	1,595,119
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (h)(s)	65,301	857,402
Specialty Retail - 0.0%
JOANN, Inc. (h)	945,558	2,184,239
TOTAL CONSUMER DISCRETIONARY		4,636,760
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	111,144	5,831,726
California Resources Corp. warrants 10/27/24 (s)	6,440	109,802
Chesapeake Energy Corp.	91,908	6,846,227
Chesapeake Energy Corp. (t)	619	46,109
EP Energy Corp. (h)(s)	6,556	9,113
Exxon Mobil Corp.	22,714	2,678,889
Mesquite Energy, Inc. (h)(s)	113,725	9,551,773
		25,073,639
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (h)	39,857	3,466,762
Carnelian Point Holdings LP warrants (h)(s)	1,766	5,157
Lime Tree Bay Ltd. (h)(s)	809	57,196
		3,529,115
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (h)	196,812	2,182,645
Cano Health, Inc. warrants (h)(s)	10,520	38,293
Centene Corp. (s)	22,300	1,757,909
		3,978,847
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (h)(s)	83,132	130,517
TNT Crane & Rigging LLC warrants 10/31/25 (h)(s)	3,648	0
		130,517
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (s)	28,000	2,182,600
IT Services - 0.0%
GTT Communications, Inc. (h)(s)	80,353	3,030,112
TOTAL INFORMATION TECHNOLOGY		5,212,712
TOTAL COMMON STOCKS (Cost $26,161,258)		44,878,509

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	536,674
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50%	66,700	1,664,165
Arbor Realty Trust, Inc. Series F, 6.25% (e)	40,700	761,497
Dynex Capital, Inc. Series C 6.90%	20,200	502,374
Franklin BSP Realty Trust, Inc. 7.50%	34,000	748,000
MFA Financial, Inc. Series B, 7.50%	24,975	555,444
		4,231,480
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	1,166	16,954
Series C, 6.50%	26,075	359,835
DiamondRock Hospitality Co. 8.25%	12,600	319,410
National Storage Affiliates Trust Series A, 6.00%	12,600	288,288
Realty Income Corp. 6.00%	18,100	457,387
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	690,193
		2,132,067
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	546,235
Series I, 7.15%	30,500	733,116
		1,279,351
TOTAL REAL ESTATE		3,411,418

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,642,898
TOTAL PREFERRED STOCKS (Cost $8,622,502)		8,179,572

Bank Loan Obligations - 5.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8014% 8/15/28 (e)(f)(u)	18,490,880	14,014,608
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (e)(f)(u)	6,336,236	4,777,522
CME Term SOFR 3 Month Index + 7.500% 13.0962% 7/31/25 (e)(f)(u)	165,848	166,262
Tranche 2LN, term loan CME Term SOFR 3 Month Index + 8.650% 14.6462% 11/1/25 (e)(f)(u)	3,805,620	520,114
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (e)(f)(h)(u)	378,725	378,725
Connect U.S. Finco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.7467% 12/12/26 (e)(f)(u)	249,352	249,457
CME Term SOFR 1 Month Index + 4.500% 9.7467% 9/13/29 (e)(f)(u)	2,240,890	2,176,465
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 8.763% 7/1/31 (e)(f)(u)	6,200,000	6,200,000
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 4/17/31 (e)(f)(u)	1,261,838	1,264,992
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.8542% 8/1/29 (e)(f)(u)	2,137,780	1,985,014
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5967% 9/21/27 (e)(f)(u)	4,310,247	4,334,513
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3612% 3/9/27 (e)(f)(u)	13,769,224	12,687,789
CME Term SOFR 1 Month Index + 4.320% 9.4967% 3/9/27 (e)(f)(u)	1,050,813	974,187
		49,729,648
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9846% 2/10/27 (e)(f)(u)	8,072,137	5,317,520
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8612% 9/1/27 (e)(f)(u)	2,187,000	1,918,305
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8612% 9/1/27 (e)(f)(u)	4,085,000	3,542,471
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.8612% 7/31/28 (e)(f)(u)	658,196	668,069
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 8/30/30 (e)(f)(u)	1,388,025	1,391,495
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6112% 8/5/28 (e)(f)(u)	2,970,687	2,970,687
		15,808,547
Interactive Media & Services - 0.0%
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 7/8/31 (e)(f)(u)	1,275,000	1,272,348
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8325% 10/28/27 (e)(f)(u)	3,405,446	3,323,613
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3014% 10/31/27 (e)(f)(u)	1,691,733	1,505,642
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2554% 10/30/30 (e)(f)(u)	2,719,185	2,724,297
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.0816% 2/1/27 (e)(f)(u)	15,363,340	15,348,438
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.7014% 1/31/28 (e)(f)(u)	6,532,000	6,447,084
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4514% 10/15/29 (e)(f)(u)	1,415,000	1,404,826
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9514% 4/15/27 (e)(f)(u)	1,169,040	982,578
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8369% 1/18/28 (e)(f)(u)	7,783,507	7,413,791
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4423% 5/25/26 (e)(f)(u)	2,018,970	1,838,696
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% (d)(f)(u)	11,143,754	139,297
term loan 10% 8/2/27 (u)	2,247,241	2,865,233
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3006% 12/1/28 (e)(f)(u)	7,584,171	7,574,691
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2014% 9/25/28 (e)(f)(u)	960,000	881,280
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.8612% 9/19/26 (e)(f)(u)	3,717,523	3,720,609
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6042% 2/10/31 (e)(f)(u)	2,750,000	2,765,125
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/24/29 (e)(f)(u)	2,845,500	2,808,167
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6112% 3/24/26 (e)(f)(u)	1,674,087	1,672,212
CME Term SOFR 1 Month Index + 3.250% 8.6112% 1/31/29 (e)(f)(u)	4,727,407	4,579,675
CME Term SOFR 1 Month Index + 3.500% 8.8612% 1/31/29 (e)(f)(u)	1,660,000	1,608,640
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9514% 1/31/28 (e)(f)(u)	3,841,000	3,704,952
Tranche Y 1LN, term loan CME Term SOFR 6 Month Index + 3.250% 8.6562% 3/6/31 (e)(f)(u)	4,580,000	4,384,068
		77,692,914
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2521% 1/30/31 (e)(f)(u)	6,270,000	6,306,554
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.25% 1/27/31 (e)(f)(u)	904,979	905,865
		7,212,419
TOTAL COMMUNICATION SERVICES		151,715,876
CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0967% 3/5/28 (e)(f)(u)	3,710,623	3,415,629
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 5/6/30 (e)(f)(u)	4,673,288	4,677,166
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0975% 6/30/28 (e)(f)(u)	2,094,475	1,887,269
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4975% 12/22/28 (e)(f)(u)	1,751,561	1,743,906
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (e)(f)(u)	3,764,566	3,613,983
		15,337,953
Automobiles - 0.0%
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 12/13/29 (e)(f)(u)	2,957,551	2,958,083
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/22/31 (e)(f)(u)	1,268,884	1,269,201
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8905% 6/3/28 (e)(f)(u)	6,536,759	6,220,838
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4911% 4/22/30 (e)(f)(u)	3,684,906	3,680,299
		14,128,421
Broadline Retail - 0.2%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (e)(f)(u)	9,033,899	7,779,000
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7521% 11/8/27 (e)(f)(u)	4,370,806	4,379,591
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 3/5/28 (e)(f)(u)	60,543,543	60,518,114
		72,676,705
Distributors - 0.1%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7467% 12/26/28 (e)(f)(u)	3,999,825	4,016,505
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 12/25/28 (e)(f)(u)	7,162,070	7,166,583
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3612% 1/6/28 (e)(f)(u)	1,219,044	1,216,764
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3115% 8/1/30 (e)(f)(u)	3,860,874	3,871,723
		16,271,575
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8426% 7/30/28 (e)(f)(u)	9,306,541	9,315,290
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.750% 8.8072% 2/26/31 (e)(f)(u)	389,025	391,359
CME Term SOFR 3 Month Index + 4.000% 9.0572% 1/26/28 (e)(f)(u)	2,157,674	2,167,556
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8346% 6/12/30 (e)(f)(u)	12,019,326	12,066,082
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2479% 8/11/28 (e)(f)(u)	2,233,153	2,240,411
Sotheby's Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.063% 1/15/27 (e)(f)(u)	2,619,529	2,557,682
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (e)(f)(u)	25,876,625	21,904,563
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (e)(u)	1,361,997	1,127,052
		51,769,995
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 9/23/30 (e)(f)(u)	4,468,450	4,430,066
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7003% 2/7/29 (e)(f)(u)	4,139,588	4,049,883
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 8/17/28 (e)(f)(u)	4,265,412	4,268,611
Aramark Services, Inc.:
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1112% 1/15/27 (e)(f)(u)	2,289,288	2,289,288
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 6/24/30 (e)(f)(u)	2,228,546	2,235,232
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 11/24/28 (e)(f)(u)	2,398,580	2,403,569
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4115% 9/9/26 (e)(f)(u)	1,092,516	1,092,516
Bulldog Purchaser, Inc.:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/30/31 (e)(f)(u)	1,465,000	1,467,930
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.0846% 6/14/32 (e)(f)(u)	430,000	426,418
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/26/30 (e)(f)(u)	16,581,250	16,573,457
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.9967% 2/6/31 (e)(f)(u)	4,847,850	4,839,754
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.9967% 8/9/27 (e)(f)(u)	1,974,388	1,980,568
CME Term SOFR 1 Month Index + 2.750% 7.9967% 10/18/28 (e)(f)(u)	4,453,823	4,456,985
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3924% 7/21/30 (e)(f)(u)	18,540,365	18,447,664
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5962% 9/18/26 (e)(f)(u)	8,557,619	8,566,176
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5% 6/29/29 (e)(f)(u)	2,973,059	2,967,499
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5846% 1/15/30 (e)(f)(u)	6,040,000	6,062,650
Entain Holdings Gibraltar Ltd. Tranche B4 1LN, term loan CME Term SOFR 6 Month Index + 2.250% 7.864% 3/16/27 (e)(f)(u)	1,843,000	1,847,220
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 2.750% 8.014% 10/31/29 (e)(f)(u)	3,097,972	3,101,845
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0869% 1/27/29 (e)(f)(u)	28,407,882	28,341,408
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5053% 2/12/29 (e)(f)(u)	1,745,625	1,739,079
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.5846% 11/25/30 (e)(f)(u)	6,776,945	6,775,725
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6112% 12/1/28 (e)(f)(u)	1,484,072	1,485,556
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 11/30/29 (e)(f)(u)	5,153,645	5,166,529
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5016% 5/26/30 (e)(f)(u)	4,410,450	4,404,937
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.2467% 8/27/28 (e)(f)(u)	1,337,188	1,338,297
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.4967% 1/17/31 (e)(f)(u)	2,608,463	2,596,829
CME Term SOFR 1 Month Index + 3.000% 7.7467% 8/2/28 (e)(f)(u)	13,676,320	13,657,036
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.028% 11/8/30 (e)(f)(u)	2,008,852	2,011,142
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6112% 4/26/28 (e)(f)(u)	1,692,473	1,686,837
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 1/15/26 (e)(f)(u)	1,029,032	1,031,389
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5916% 4/16/29 (e)(f)(u)	3,351,663	3,349,987
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 4/1/31 (e)(f)(u)	3,220,000	3,209,954
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 8/1/30 (e)(f)(u)	3,014,850	3,013,765
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 11/10/28 (e)(f)(u)	1,477,164	1,474,860
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3416% 7/18/31 (e)(f)(u)	2,255,817	2,240,906
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.652% 3/1/26 (e)(f)(u)	892,775	879,383
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 4/1/29 (e)(f)(u)	3,964,588	3,747,170
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 8/25/28 (e)(f)(u)	412,925	412,281
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 3/14/31 (e)(f)(u)	6,528,638	6,523,610
Tait LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8/14/31 (f)(u)(v)	1,315,000	1,308,425
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 3 Month Index + 7.000% 13.5932% 9/29/28 (e)(f)(u)	3,341,264	2,874,990
United PF Holdings LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (e)(f)(u)	11,604,314	10,548,321
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0137% 12/30/27 (e)(f)(u)	500,000	365,000
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.500% 14.0137% 12/30/26 (e)(f)(u)	745,938	716,100
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 8/3/28 (e)(f)(u)	6,796,142	6,798,725
		209,205,572
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (e)(f)(u)	5,230,078	5,227,253
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.6717% 10/21/28 (e)(f)(u)	1,779,050	890,646
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 10/30/27 (e)(f)(u)	2,134,029	1,977,092
		8,094,991
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 3/18/30 (e)(f)(u)	4,884,363	4,833,467
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.065% 11/6/27 (e)(f)(u)	1,458,237	1,453,381
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.565% 7/24/28 (e)(f)(u)	1,750,500	617,051
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.000% 7.319% 4/28/28 (e)(f)(u)	815,784	817,571
CME Term SOFR 3 Month Index + 2.250% 7.6292% 4/13/29 (e)(f)(u)	895,950	899,310
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5137% 4/1/28 (e)(f)(u)	1,455,000	1,050,714
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6872% 6/5/31 (e)(f)(u)	1,405,000	1,384,880
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.352% 5/16/31 (e)(f)(u)	2,530,000	2,527,470
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0846% 3/13/28 (e)(f)(u)	957,600	962,388
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1395% 6/6/31 (e)(f)(u)	11,670,599	11,313,829
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0967% 2/8/28 (e)(f)(u)	3,265,607	2,913,379
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0844% 9/10/29 (e)(f)(u)	9,533,000	8,675,030
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6112% 4/16/28 (e)(f)(u)	3,938,488	3,943,411
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5967% 1/30/31 (e)(f)(u)	3,515,000	3,517,917
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3462% 12/21/27 (e)(f)(u)	2,700,693	1,814,542
		41,890,873
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 2/20/29 (e)(f)(u)	3,310,154	3,319,688
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 11/23/28 (e)(f)(u)	594,402	590,937
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7/26/31 (f)(u)(v)	5,285,000	5,260,213
		9,170,838
TOTAL CONSUMER DISCRETIONARY		443,380,390
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6846% 1/24/29 (e)(f)(u)	4,521,289	3,903,636
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4346% 1/24/30 (e)(f)(u)	1,930,000	1,419,766
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8462% 3/31/28 (e)(f)(u)	12,370,643	12,362,231
		17,685,633
Consumer Staples Distribution & Retail - 0.0%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1112% 10/1/26 (e)(f)(u)	57,000	50,217
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3416% 2/3/29 (e)(f)(u)	1,895,078	1,901,009
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.1846% 8/1/29 (e)(f)(u)	4,368,115	4,383,404
JP Intermediate B LLC term loan CME Term SOFR 3 Month Index + 5.500% 11.0137% 11/20/27 (e)(f)(u)	3,757,762	263,043
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 7.500% 12.5955% 12/13/28 (e)(f)(u)	1,727,000	1,737,794
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9709% 4/2/29 (e)(f)(u)	4,421,840	4,423,211
Upfield U.S.A. Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.76% 1/3/28 (e)(f)(u)	3,946,410	3,935,833
		16,694,511
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.528% 12/23/30 (e)(f)(u)	967,575	969,394
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6112% 10/23/27 (e)(f)(u)	4,067,387	4,080,606
Del Monte Foods Corp. Ii, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.4426% 8/2/28 (e)(f)(u)	3,180,195	3,021,185
2LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6919% 8/2/28 (e)(f)(u)	6,778,280	4,066,968
Dm Escrow Corp. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.5% 9/3/24 (e)(f)(u)	379,667	360,683
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 2/12/31 (e)(f)(u)	3,350,000	3,366,750
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0932% 3/1/29 (e)(f)(u)	1,180,000	1,182,218
		17,047,804
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3143% 6/27/31 (e)(f)(u)	1,225,000	1,209,173
Resideo Funding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2516% 2/14/28 (e)(f)(u)	192,380	192,861
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3014% 5/14/31 (e)(f)(u)	1,375,000	1,375,000
		2,777,034
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 5/17/28 (e)(f)(u)	3,734,400	3,454,320
TOTAL CONSUMER STAPLES		57,659,302
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Waterbridge Midstream Operatin Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0894% 6/22/29 (e)(f)(u)	1,960,000	1,947,260
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.075% 7/9/31 (e)(f)(u)	3,140,000	3,140,000
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5975% 10/31/28 (e)(f)(u)	1,848,554	1,854,710
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8467% 11/19/29 (e)(f)(u)	5,087,083	5,082,861
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (e)(f)(u)	12,213,340	12,172,669
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0682% 6/29/29 (e)(f)(u)	4,075,000	4,072,188
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9967% 9/29/28 (e)(f)(u)	6,384,314	6,431,048
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8437% 10/31/28 (e)(f)(u)	3,550,908	3,557,584
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9967% 5/22/31 (e)(f)(u)	1,270,000	1,279,068
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(f)(h)(u)	2,102,309	0
term loan 0% (d)(e)(h)(u)	907,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.2521% 10/30/28 (e)(f)(u)	7,910,250	7,398,299
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0643% 2/28/30 (e)(f)(u)	1,872,426	1,880,852
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9967% 8/1/29 (e)(f)(u)	1,426,425	1,425,241
TPF II Power LLC Tranche B, term loan CME Term SOFR 1 Month Index + 5.250% 10.5937% 4/3/28 (e)(f)(u)	939,888	939,719
		49,234,239
TOTAL ENERGY		51,181,499
FINANCIALS - 0.7%
Capital Markets - 0.2%
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 8/9/30 (e)(f)(u)	5,431,568	5,311,313
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 2/14/31 (e)(f)(u)	7,660,800	7,673,287
Broadstreet Partners, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 6/14/31 (e)(f)(u)	4,699,188	4,695,805
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 7/29/30 (e)(f)(u)	8,525,347	8,540,266
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 5/19/31 (e)(f)(u)	3,120,000	3,114,415
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 12/31/30 (e)(f)(u)	11,755,945	11,787,216
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5777% 2/10/31 (e)(f)(u)	1,887,754	1,887,754
Focus Financial Partners LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 6/30/28 (e)(f)(u)	4,763,914	4,758,864
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6/3/31 (f)(u)(v)	4,245,000	4,216,686
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7477% 4/21/28 (e)(f)(u)	4,526,815	4,532,474
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9582% 1/26/28 (e)(f)(u)	2,372,706	2,373,750
Ngp Xi Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2846% 7/25/31 (e)(f)(u)	1,450,000	1,448,188
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 12/1/28 (e)(f)(u)	1,282,125	1,280,522
		61,620,540
Financial Services - 0.2%
Agellan Portfolio 9% 8/7/25 (h)(u)	424,000	424,000
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7477% 8/1/31 (e)(f)(u)	15,065,000	15,075,696
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7521% 12/19/30 (e)(f)(u)	4,500,467	4,418,108
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2554% 6/27/29 (e)(f)(u)	1,397,466	1,404,453
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 0% 12/31/49 (d)(f)(h)(u)	357,500	143,000
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8346% 3/10/31 (e)(f)(u)	1,105,000	1,113,055
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3369% 1/9/25 (e)(f)(h)(u)	6,198,931	5,981,968
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1021% 3/27/29 (e)(f)(u)	4,036,545	4,075,215
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 Month Index + 9.500% 14.8437% 4/28/28 (e)(f)(h)(u)	1,425,306	1,318,408
Neon Maple U.S. Debt Mergersub I Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7/21/31 (f)(u)(v)	6,275,000	6,251,469
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5967% 11/1/29 (e)(f)(u)	1,555,000	1,546,121
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (e)(f)(u)	9,408,874	9,316,762
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8077% 5/16/31 (e)(f)(u)	960,000	956,400
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7521% 2/14/30 (e)(f)(u)	2,344,125	2,349,610
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (d)(e)(f)(u)	1,442,974	18,037
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 12/1/28 (e)(f)(u)	1,848,595	1,849,427
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 6/6/31 (e)(f)(u)	2,839,091	2,839,091
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5967% 12/16/28 (e)(f)(u)	814,661	816,698
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 5.500% 10.7858% 2/9/27 (e)(f)(u)	6,083,827	6,089,546
CME Term SOFR 3 Month Index + 5.500% 10.7858% 2/15/27 (e)(f)(u)	4,138,568	4,159,261
		70,146,325
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5936% 11/6/30 (e)(f)(u)	27,715,914	27,493,078
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8115% 11/6/30 (e)(f)(u)	6,656,344	6,674,116
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6112% 2/19/28 (e)(f)(u)	6,272,072	6,279,912
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0021% 2/28/28 (e)(f)(u)	2,615,270	2,616,212
Asurion LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3467% 8/19/28 (e)(f)(u)	4,353,476	4,309,158
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5967% 8/19/28 (e)(f)(u)	6,112,378	6,071,975
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6112% 1/31/28 (e)(f)(u)	9,525,000	8,882,539
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6112% 1/20/29 (e)(f)(u)	5,814,000	5,361,613
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 12/23/26 (e)(f)(u)	16,622,792	16,540,676
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 7/31/27 (e)(f)(u)	3,665,311	3,622,170
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2554% 6/20/30 (e)(f)(u)	15,213,356	15,219,745
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3969% 3/15/30 (e)(f)(u)	1,955,150	1,954,544
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 9/1/27 (e)(f)(u)	3,616,735	3,628,779
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 3 Month Index + 4.750% 10.0846% 3/8/32 (e)(f)(u)	6,410,000	6,504,996
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5846% 5/6/31 (e)(f)(u)	7,530,000	7,531,581
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.750% 8.0846% 11/23/29 (e)(f)(u)	6,874,569	6,872,026
CME Term SOFR 3 Month Index + 2.750% 8.0846% 9/27/30 (e)(f)(u)	1,389,518	1,388,531
		130,951,651
TOTAL FINANCIALS		262,718,516
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3467% 11/8/27 (e)(f)(u)	1,420,421	1,427,920
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 3/31/29 (e)(f)(u)	3,794,690	3,720,087
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.9846% 1/6/29 (e)(f)(u)	2,475,382	2,472,511
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 8/1/31 (e)(f)(u)	7,960,000	7,979,900
Medline Borrower LP:
1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 10/21/28 (e)(f)(u)	4,720,000	4,723,540
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 10/23/28 (e)(f)(u)	14,229,670	14,257,560
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5846% 11/30/27 (e)(f)(u)	5,012,980	5,021,352
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 5/30/31 (e)(f)(u)	2,170,000	2,167,288
		41,770,158
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7346% 2/15/29 (e)(f)(u)	2,508,601	1,990,424
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.3346% 6/28/29 (e)(f)(h)(u)	1,154,312	1,151,426
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0767% 2/11/28 (e)(f)(u)	2,971,239	2,986,927
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 5/9/31 (e)(f)(u)	3,570,000	3,569,250
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (e)(f)(u)	15,574,800	14,088,653
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.35% 10/29/27 (e)(f)(u)	1,319,585	1,317,381
CME Term SOFR 1 Month Index + 5.000% 10.45% 10/29/27 (e)(f)(u)	2,179,590	2,175,950
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.35% 10/29/27 (e)(f)(u)	166,980	166,701
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.000% 7.3346% 7/3/28 (e)(f)(u)	1,830,191	1,838,921
CME Term SOFR 3 Month Index + 2.000% 7.3346% 7/3/28 (e)(f)(u)	455,993	458,168
IVC Acquisition Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0846% 12/6/28 (e)(f)(u)	4,193,951	4,185,228
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 4/7/31 (e)(f)(u)	3,267,924	3,272,009
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0816% 7/1/31 (e)(f)(u)	1,990,000	1,937,763
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5916% 3/17/31 (e)(f)(u)	1,551,113	1,555,549
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 2/21/31 (e)(f)(u)	2,648,363	2,650,720
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 11/15/28 (e)(f)(u)	8,919,212	8,948,913
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 6/21/29 (e)(f)(u)	1,775,962	1,777,738
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9967% 7/18/31 (e)(f)(u)	2,040,000	2,040,000
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0615% 12/19/30 (e)(f)(u)	3,025,232	3,028,136
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.815% 10/1/29 (e)(f)(h)(u)	565,000	468,950
U.S. Radiology Specialists, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0361% 12/15/27 (e)(f)(u)	1,155,000	1,156,155
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 1/8/27 (e)(f)(u)	2,187,261	2,189,535
		62,954,497
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 2/15/29 (e)(f)(u)	15,159,013	15,029,101
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (u)	1,300,000	1,296,750
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 5/1/31 (e)(f)(u)	7,760,550	7,757,291
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 9/28/29 (e)(f)(u)	4,054,838	4,057,798
		28,140,940
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3115% 2/22/28 (e)(f)(u)	1,660,838	1,662,914
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0506% 8/1/27 (e)(f)(u)	6,066,940	6,058,629
Endo Finance Holdings, Inc. Tranche B-EXIT 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.783% 4/23/31 (e)(f)(u)	3,170,000	3,162,075
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 5/5/28 (e)(f)(u)	8,307,302	8,310,791
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8416% 5/17/31 (e)(f)(u)	4,085,137	4,103,030
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5967% 4/20/29 (e)(f)(u)	2,376,220	2,364,339
		25,661,778
TOTAL HEALTH CARE		158,527,373
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 10/31/30 (f)(u)(v)	1,555,000	1,561,811
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5137% 12/31/27 (e)(f)(u)	1,766,994	1,768,761
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8346% 4/21/31 (e)(f)(u)	1,920,000	1,926,394
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0846% 8/24/28 (e)(f)(u)	13,823,909	13,877,545
Tranche K 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0846% 3/22/30 (e)(f)(u)	2,385,997	2,394,872
		21,529,383
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3467% 11/23/29 (e)(f)(h)(u)	1,525,000	1,525,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.0709% 3/18/30 (e)(f)(u)	2,481,601	2,477,581
STG Logistics, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4846% 3/24/28 (e)(f)(h)(u)	1,823,038	891,465
		4,894,046
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (e)(f)(u)	11,713,072	8,792,184
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 1/3/29 (e)(f)(u)	3,936,141	3,942,124
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 5/11/29 (e)(f)(u)	505,285	508,443
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.5967% 10/22/28 (e)(f)(u)	442,730	441,968
CME Term SOFR 1 Month Index + 3.750% 8.7467% 11/3/28 (e)(f)(u)	1,586,025	1,584,042
Copeland LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5572% 6/18/31 (e)(f)(u)	1,625,000	1,623,846
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3406% 1/24/29 (e)(f)(u)	3,097,825	3,092,032
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5713% 2/25/29 (e)(f)(u)	16,342,302	16,219,735
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 3/28/31 (e)(f)(u)	1,205,000	1,210,025
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.5846% 4/29/29 (e)(f)(u)	6,578,419	6,520,858
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3115% 9/22/28 (e)(f)(u)	1,264,436	1,268,710
		45,203,967
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 12/21/28 (e)(f)(u)	18,230,515	18,272,263
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0334% 9/7/28 (e)(f)(u)	1,482,152	1,481,233
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0967% 5/14/28 (e)(f)(u)	10,088,372	10,024,513
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.278% 2/15/29 (e)(f)(u)	4,813,113	4,810,129
CME Term SOFR 1 Month Index + 4.000% 9.3612% 1/23/27 (e)(f)(u)	3,511,754	3,511,754
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1112% 1/31/28 (e)(f)(u)	1,590,448	1,587,474
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.75% 11/16/28 (e)(f)(u)	1,470,759	1,477,201
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.48% 11/16/28 (e)(f)(u)	4,143,651	4,147,794
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0411% 7/9/28 (e)(f)(u)	4,158,336	4,163,534
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6112% 6/30/28 (e)(f)(u)	2,522,830	2,524,092
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8346% 2/10/31 (e)(f)(u)	3,361,575	3,326,917
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4967% 5/31/28 (e)(f)(u)	2,264,325	2,271,412
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (e)(f)(u)	11,506,400	11,405,719
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3346% 5/2/30 (e)(f)(u)	1,250,000	1,254,688
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1521% 5/3/29 (e)(f)(u)	2,695,000	2,065,879
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.5894% 2/10/31 (e)(f)(u)	1,198,975	1,198,232
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (e)(f)(u)	5,038,071	5,048,903
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 10/21/28 (e)(f)(u)	3,621,879	3,630,427
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8357% 10/21/30 (e)(f)(u)	3,700,725	3,704,907
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6112% 4/21/27 (e)(f)(u)	2,754,394	1,662,966
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8892% 6/21/28 (e)(f)(u)	6,324,496	6,329,871
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 3 Month Index + 4.750% 10.154% 10/11/28 (e)(f)(u)	992,425	942,556
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.404% 4/11/29 (e)(f)(u)	11,499,425	10,989,196
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5292% 7/25/30 (e)(f)(u)	4,795,548	4,810,558
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5292% 7/31/26 (e)(f)(u)	3,520,083	3,087,606
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8346% 3/24/31 (e)(f)(u)	4,255,000	4,265,638
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3612% 3/19/28 (e)(f)(u)	1,698,107	1,701,826
Reworld Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.7437% 11/30/28 (e)(f)(u)	1,863,883	1,864,461
CME Term SOFR 1 Month Index + 2.750% 8.0869% 11/30/28 (e)(f)(u)	3,271,426	3,274,927
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.5877% 11/30/28 (e)(f)(u)	142,830	142,875
CME Term SOFR 1 Month Index + 2.750% 8.0869% 11/30/28 (e)(f)(u)	178,858	179,049
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6112% 7/8/28 (e)(f)(u)	1,959,750	1,895,235
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4259% 12/10/26 (e)(f)(u)	2,118,968	2,129,562
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.4967% 4/14/29 (e)(f)(u)	2,166,653	2,190,573
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.3711% 2/24/31 (e)(f)(u)	2,010,794	2,000,740
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.7467% 11/3/29 (e)(f)(u)	1,435,876	1,437,671
		134,812,381
Construction & Engineering - 0.0%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0816% 3/21/31 (e)(f)(u)	1,755,000	1,697,963
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.0917% 5/14/28 (e)(f)(u)	1,561,969	1,421,392
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 3 Month Index + 3.500% 8.7521% 2/16/28 (e)(f)(u)	1,345,896	1,347,295
		4,466,650
Electrical Equipment - 0.0%
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6759% 10/14/27 (e)(f)(u)	1,822,135	1,817,124
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2006% 3/2/27 (e)(f)(u)	5,379,623	5,392,211
		7,209,335
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3467% 3/16/29 (e)(f)(u)	1,140,013	1,138,941
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3346% 4/10/31 (e)(f)(u)	3,505,000	3,503,913
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0892% 3/3/30 (e)(f)(u)	7,113,339	7,139,232
		11,782,086
Machinery - 0.1%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3612% 7/22/29 (e)(f)(u)	2,242,156	2,249,286
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.8246% 3/18/30 (e)(f)(u)	4,323,014	4,331,141
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7006% 9/28/28 (e)(f)(u)	2,359,069	2,265,438
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8115% 6/17/30 (e)(f)(u)	756,276	752,495
STS Operating, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3467% 3/25/31 (e)(f)(u)	4,872,788	4,840,286
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5877% 4/11/30 (e)(f)(u)	2,447,157	2,455,061
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.3432% 4/16/25 (e)(f)(h)(u)	936,343	866,960
		17,760,667
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2936% 4/20/28 (e)(f)(u)	6,595,500	6,818,956
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.8474% 3/21/31 (e)(f)(u)	1,640,888	1,639,526
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7749% 6/4/29 (e)(f)(u)	2,195,000	2,181,281
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.032% 10/20/27 (e)(f)(u)	1,919,321	1,959,377
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0334% 2/24/31 (e)(f)(u)	4,234,388	4,240,993
		16,840,133
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8612% 2/4/28 (e)(f)(u)	4,490,175	4,506,205
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9967% 12/30/28 (e)(f)(u)	648,643	649,895
CHG Healthcare Services, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 9/30/28 (e)(f)(u)	1,412,446	1,415,977
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 9/29/28 (e)(f)(u)	1,712,500	1,717,090
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 6/2/28 (e)(f)(u)	14,671,629	14,469,895
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 3/3/31 (e)(f)(u)	1,775,000	1,773,900
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5937% 8/16/28 (e)(f)(u)	2,872,921	2,862,147
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0021% 4/29/29 (e)(f)(u)	3,054,831	2,506,489
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 5/30/31 (e)(f)(u)	1,120,000	1,122,453
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2521% 7/31/31 (e)(f)(u)	3,293,706	3,296,440
		34,320,491
Trading Companies & Distributors - 0.0%
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.286% 1/29/31 (e)(f)(u)	6,313,125	6,106,496
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 2/14/31 (e)(f)(u)	2,084,775	2,095,199
		8,201,695
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9681% 4/6/28 (e)(f)(u)	3,055,989	3,055,347
ASP LS Acquisition Corp.:
2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.0962% 5/7/29 (e)(f)(u)	575,000	235,750
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 5/7/28 (e)(f)(u)	2,134,513	1,469,078
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 7/26/28 (e)(f)(u)	2,912,148	2,920,447
		7,680,622
TOTAL INDUSTRIALS		314,701,456
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.3462% 8/10/25 (e)(f)(u)	5,509,568	3,935,430
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3357% 10/24/30 (e)(f)(u)	1,106,042	1,108,807
		5,044,237
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 7/2/29 (e)(f)(u)	5,689,518	5,700,897
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1112% 3/31/29 (e)(f)(u)	600,000	570,936
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 3/31/28 (e)(f)(u)	2,551,185	2,547,638
Go Daddy Operating Co. LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 11/12/29 (e)(f)(u)	2,433,567	2,433,908
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 6/2/31 (e)(f)(u)	5,468,125	5,461,837
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3455% 8/18/31 (e)(f)(u)	4,675,000	4,689,633
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4506% 5/30/30 (e)(f)(u)	1,822,213	1,819,935
		23,224,784
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (e)(f)(u)	1,581,624	1,577,892
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7984% 2/3/31 (e)(f)(u)	1,958,863	1,960,821
Amazon Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7/30/31 (f)(u)(v)	9,260,000	9,236,850
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5657% 2/10/28 (e)(f)(u)	4,169,286	4,016,065
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (e)(f)(u)	1,016,331	741,921
Ion Trading Finance Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3461% 4/3/28 (e)(f)(u)	3,141,984	3,146,477
Mitchell International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 6/17/31 (e)(f)(u)	4,935,000	4,887,081
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0967% 2/1/28 (e)(f)(u)	16,470,576	16,099,988
Plano Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8/4/31 (f)(u)(v)	1,605,000	1,609,013
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 8/31/28 (e)(f)(u)	1,545,938	1,549,586
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 6/23/31 (e)(f)(u)	4,000,000	4,000,000
		48,825,694
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5586% 8/17/29 (e)(f)(u)	3,743,773	3,750,324
Software - 0.6%
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.2856% 2/24/31 (e)(f)(u)	5,835,525	5,857,408
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 8/19/30 (e)(f)(u)	6,553,178	6,559,338
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0967% 12/10/29 (e)(f)(u)	3,100,000	2,968,250
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8467% 12/10/28 (e)(f)(u)	10,186,238	10,162,402
BYJU's Alpha, Inc.:
term loan:
CME Term SOFR 3 Month Index + 8.000% 13.3185% 4/9/26 (e)(f)(h)(u)	56,821	56,821
CME Term SOFR 3 Month Index + 8.000% 13.3185% 4/9/26 (e)(f)(h)(u)	16,646	16,646
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (d)(e)(f)(u)	3,386,224	757,668
Tranche DD 1 term loan CME Term SOFR 3 Month Index + 8.000% 4/3/26 (f)(h)(u)(w)	28,968	28,968
Tranche DD 2 term loan CME Term SOFR 1 Month Index + 8.000% 13.3416% 4/9/26 (e)(f)(h)(u)	29,023	29,023
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/31/31 (e)(f)(u)	8,651,350	8,651,350
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5846% 7/6/29 (e)(f)(u)	1,428,161	1,414,237
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 9.3346% 3/29/29 (e)(f)(u)	11,055,291	11,044,678
CME Term SOFR 3 Month Index + 4.500% 9.8346% 3/24/31 (e)(f)(u)	1,980,000	1,987,425
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.0962% 9/30/28 (e)(f)(u)	5,290,188	5,293,521
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 10/16/26 (e)(f)(u)	11,176,140	10,935,182
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2467% 2/19/29 (e)(f)(u)	2,493,409	2,131,092
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (e)(f)(h)(u)	83,791	83,791
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8467% 10/7/29 (e)(f)(u)	6,739,015	6,751,684
Epicor Software Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 5/23/31 (e)(f)(u)	4,377,591	4,392,344
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (e)(f)(h)(u)	3,587,759	3,587,759
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8357% 3/3/28 (e)(f)(u)	4,029,739	4,042,352
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 9/12/29 (e)(f)(u)	7,079,418	7,069,578
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 12/1/27 (e)(f)(u)	4,101,250	4,115,481
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0846% 7/15/30 (e)(f)(u)	1,356,098	1,356,098
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (f)(u)(v)	6,440,000	6,376,952
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (f)(u)(v)	2,465,000	2,411,583
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 3/1/29 (e)(f)(u)	9,574,065	9,536,631
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4967% 5/3/28 (e)(f)(u)	17,103,328	17,048,940
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.5021% 2/23/29 (e)(f)(u)	2,065,000	2,024,567
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8316% 7/1/31 (e)(f)(u)	9,625,000	9,211,895
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4967% 1/31/30 (e)(f)(u)	5,272,042	5,295,713
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (e)(f)(u)	1,495,000	1,470,243
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 6/2/28 (e)(f)(u)	20,399,229	20,228,487
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0021% 10/28/30 (e)(f)(u)	5,187,000	5,210,030
Project Boost Purchaser LLC:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7861% 7/2/31 (e)(f)(u)	1,820,000	1,824,095
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5361% 7/17/32 (e)(f)(u)	875,000	879,926
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 8/31/28 (e)(f)(u)	8,235,680	8,237,986
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.154% 5/15/28 (e)(f)(u)	6,072,278	2,990,597
CME Term SOFR 1 Month Index + 6.250% 11.654% 5/15/28 (e)(f)(u)	2,006,797	2,019,841
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3612% 4/22/28 (e)(f)(u)	6,178,748	5,916,151
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8467% 9/30/28 (e)(f)(u)	2,028,912	1,947,756
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4967% 4/8/30 (e)(f)(u)	6,825,153	6,819,693
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5846% 11/23/29 (e)(f)(u)	2,161,270	2,165,506
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8612% 8/11/28 (e)(f)(u)	1,346,550	1,347,156
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 5/9/31 (e)(f)(u)	6,017,789	6,032,834
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5546% 2/10/31 (e)(f)(u)	18,823,784	18,863,879
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5869% 4/14/31 (e)(f)(u)	4,326,032	4,326,032
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 3/19/31 (e)(f)(u)	947,625	948,222
		242,427,811
TOTAL INFORMATION TECHNOLOGY		323,272,850
MATERIALS - 0.4%
Chemicals - 0.3%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5846% 12/14/29 (e)(f)(u)	2,618,438	2,511,239
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (e)(f)(u)	751,128	591,889
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8467% 9/30/28 (e)(f)(u)	7,304,936	7,290,764
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.3467% 10/1/29 (e)(f)(u)	675,000	626,063
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9967% 11/24/27 (e)(f)(u)	1,773,000	1,758,231
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.0967% 11/24/28 (e)(f)(u)	935,000	890,195
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 11/24/27 (e)(f)(u)	3,100,321	3,067,396
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3069% 8/29/29 (e)(f)(u)	951,086	953,463
Axalta Coating Systems U.S. Holdings, Inc. Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3346% 12/20/29 (e)(f)(u)	1,011,063	1,013,490
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8346% 5/29/29 (e)(f)(u)	2,308,027	2,315,251
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (e)(f)(u)	4,418,925	4,094,885
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8423% 11/1/30 (e)(f)(u)	2,912,700	2,916,341
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (e)(f)(u)	10,276,584	10,265,588
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2375% 5/27/28 (e)(f)(u)	2,211,166	2,087,186
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3596% 7/3/28 (e)(f)(u)	2,606,916	2,498,573
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (e)(f)(u)	11,994,625	11,923,976
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.7842% 3/15/30 (e)(f)(u)	1,815,000	1,625,931
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0967% 3/1/30 (e)(f)(u)	1,287,000	1,286,459
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5967% 4/2/29 (e)(f)(u)	4,934,513	4,940,681
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.34% 4/10/30 (e)(f)(u)	3,049,296	3,056,919
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/25/31 (e)(f)(u)	5,790,000	5,428,125
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.9157% 12/1/26 (e)(f)(u)	2,068,129	1,923,360
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8209% 4/3/28 (e)(f)(u)	1,637,625	1,643,766
CME Term SOFR 3 Month Index + 3.500% 8.6284% 4/3/28 (e)(f)(u)	4,398,468	4,411,311
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8474% 6/23/31 (e)(f)(u)	9,645,536	9,668,299
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7554% 3/16/27 (e)(f)(u)	1,609,934	1,610,384
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 8/18/28 (e)(f)(u)	7,408,446	7,389,925
Touchdown Acquirer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5602% 2/21/31 (e)(f)(u)	3,420,000	3,415,725
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.4967% 9/22/28 (e)(f)(u)	1,783,835	1,787,402
		102,992,817
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 8/5/30 (e)(f)(u)	907,200	905,504
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.778% 4/2/29 (e)(f)(u)	1,639,520	1,649,767
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 3/27/28 (e)(f)(u)	3,309,411	3,325,958
White Capital Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 10/19/29 (e)(f)(u)	2,049,345	2,035,574
		7,916,803
Containers & Packaging - 0.1%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 3/3/28 (e)(f)(u)	4,703,660	4,686,680
Berlin Packaging, LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9641% 6/7/31 (e)(f)(u)	8,613,332	8,604,375
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.3162% 7/1/29 (e)(f)(u)	3,376,560	3,386,825
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4967% 12/1/27 (e)(f)(u)	4,495,787	4,504,913
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 8.4217% 4/13/29 (e)(f)(u)	15,927,355	15,895,819
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 8/4/27 (e)(f)(u)	4,253,838	4,251,924
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 9.7229% 2/9/26 (e)(f)(u)	3,207,460	3,019,599
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 5/1/31 (e)(f)(u)	1,275,000	1,278,188
Pactiv Evergreen Group Holdings, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 9/25/28 (e)(f)(u)	1,859,793	1,860,258
Pregis TopCo Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2467% 8/3/26 (e)(f)(u)	1,089,297	1,089,983
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0967% 1/30/27 (e)(f)(u)	3,118,452	3,128,587
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4967% 4/21/31 (e)(f)(u)	952,613	960,472
		52,667,623
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5602% 8/19/30 (e)(f)(u)	2,908,062	2,911,697
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3462% 2/4/28 (e)(f)(u)	2,255,401	2,246,943
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 5/23/31 (e)(f)(u)	2,582,415	2,586,986
		4,833,929
TOTAL MATERIALS		171,322,869
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1112% 8/21/25 (e)(f)(u)	18,334	18,311
CME Term SOFR 1 Month Index + 3.000% 8.2467% 1/31/30 (e)(f)(u)	749,083	747,210
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0586% 8/21/30 (e)(f)(u)	2,408,584	2,411,595
		3,177,116
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/20/31 (e)(f)(u)	6,790,000	6,793,938
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 8/22/29 (e)(f)(u)	2,009,671	2,023,075
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7467% 6/23/27 (e)(f)(u)	2,290,000	2,296,687
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 12/20/30 (e)(f)(u)	5,002,167	5,013,772
		16,127,472
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 7/31/30 (e)(f)(u)	1,605,000	1,602,384
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (e)(f)(h)(u)	5,655,471	5,344,420
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1112% 3/25/28 (e)(f)(u)	1,494,000	1,395,232
		8,342,036
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 6/23/28 (e)(f)(u)	176,373	175,233
TOTAL UTILITIES		24,644,741
TOTAL BANK LOAN OBLIGATIONS (Cost $2,000,357,270)		1,962,301,988

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (e)(f)	8,844,000	9,086,078
KeyBank NA 6.95% 2/1/28	1,259,000	1,325,819
Regions Bank 6.45% 6/26/37	15,683,000	16,699,203
TOTAL BANK NOTES (Cost $25,774,261)		27,111,100

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(j)		2,030,000	1,951,062
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (Reg. S) (e)(j)	EUR	9,000,000	9,431,735
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		2,363,000	2,429,006
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (e)(j)	EUR	9,250,000	10,041,573
TOTAL CONSUMER STAPLES			12,470,579
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (e)(j)		1,235,000	1,204,889
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (e)(f)(j)		2,995,000	3,050,229
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.4897% (e)(f)(j)		6,233,000	6,229,753
			10,484,871
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(j)	EUR	3,600,000	4,059,358
Banco de Credito e Inversiones 8.75% (b)(e)(j)		1,075,000	1,157,728
Banco del Estado de Chile 7.95% (b)(e)(j)		935,000	1,008,730
Banco Do Brasil SA 10-Year Treasury Constant Maturity Rate + 4.390% 8.748% (b)(e)(f)(j)		1,895,000	1,979,864
Banco Mercantil del Norte SA:
6.75% (b)(e)(j)		1,465,000	1,478,615
7.625% (b)(e)(j)		2,633,000	2,685,214
Bank of America Corp.:
5.875% (e)(j)		3,830,000	3,907,404
6.25% (e)(j)		2,441,000	2,512,365
Barclays PLC:
5.875% (Reg. S) (e)(j)	GBP	2,950,000	3,922,742
7.125% (e)(j)	GBP	645,000	859,721
8.875% (e)(j)	GBP	1,600,000	2,214,848
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(e)		1,500,000	1,431,119
5.35% 11/12/29 (b)(e)		485,000	486,938
8.45% 6/29/38 (b)(e)		885,000	964,142
Citigroup, Inc. 7.125% (e)(j)		2,120,000	2,208,335
Citigroup, Inc. 4.7% (e)(j)		1,915,000	1,909,367
JPMorgan Chase & Co.:
4.6% (e)(j)		2,510,000	2,506,432
6.1% (e)(j)		3,287,000	3,370,261
Lloyds Banking Group PLC 5.125% (e)(j)	GBP	435,000	572,909
M&T Bank Corp.:
3.5% (e)(j)		490,000	433,463
5.125% (e)(j)		965,000	955,141
NBK Tier 1 Ltd. 3.625% (b)(e)(j)		835,000	791,197
Tinkoff Bank JSC 6% (b)(d)(e)(h)(j)		715,000	35,750
Wells Fargo & Co. 6.85% (e)(j)		2,160,000	2,235,726
			43,687,369
Capital Markets - 0.0%
Credit Suisse Group AG Claim (d)(e)(j)		15,540,000	1,709,400
UBS Group AG 7% (Reg. S) (e)(j)		940,000	975,807
			2,685,207
Consumer Finance - 0.1%
Ally Financial, Inc.:
4.7% (e)(j)		3,166,000	2,884,167
4.7% (e)(j)		3,804,000	3,175,259
			6,059,426
TOTAL FINANCIALS			52,432,002
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (e)(j)	GBP	1,540,000	1,909,892
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (e)(j)		2,800,000	2,815,704
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (e)		8,890,000	9,083,638
Air Lease Corp. 4.125% (e)(j)		4,242,000	3,905,359
Aircastle Ltd. 5.25% (b)(e)(j)		4,937,000	4,970,369
			17,959,366
TOTAL INDUSTRIALS			22,684,962
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(e)(j)		645,000	627,520
5.65% (b)(e)(j)		2,145,000	2,184,324
			2,811,844
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(e)(j)		3,310,000	3,322,919
9.125% (b)(e)(j)		1,800,000	1,992,953
			5,315,872
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown Finance Sarl 7.875% (e)(j)		13,000,000	10,335,486
Aroundtown SA 3.375% (Reg. S) (e)(j)	EUR	6,200,000	4,924,183
Citycon Oyj 7.875% (Reg. S) (e)(j)	EUR	2,550,000	2,369,482
CPI Property Group SA 3.75% (Reg. S) (e)(j)	EUR	6,840,000	4,980,302
Grand City Properties SA 1.5% (Reg. S) (e)(j)	EUR	10,500,000	9,452,990
Heimstaden Bostad AB:
3.248% (Reg. S) (e)(j)	EUR	11,640,000	11,545,637
3.625% (Reg. S) (e)(j)	EUR	600,000	547,558
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(e)(j)	EUR	5,240,000	2,041,784
			46,197,422
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (e)(j)	GBP	3,300,000	4,283,989
TOTAL PREFERRED SECURITIES (Cost $201,601,217)			168,064,338

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (x)	1,266,504,374	1,266,757,675
Fidelity Securities Lending Cash Central Fund 5.39% (x)(y)	65,286,034	65,292,563
TOTAL MONEY MARKET FUNDS (Cost $1,331,994,283)		1,332,050,238

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	22,700,000	304,320
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	55,300,000	1,664,339
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	40,800,000	1,380,092
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	23,000,000	284,347
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.455% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	57,200,000	2,299,230
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	17,100,000	660,481
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	59,600,000	853,096
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	35,900,000	409,142

TOTAL PUT OPTIONS			7,855,047
Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	22,700,000	963,622
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	55,300,000	2,907,462
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	40,800,000	1,837,264
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	23,000,000	1,029,102
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.455% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	57,200,000	2,198,484
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	17,100,000	683,488
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	59,600,000	3,238,190
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	35,900,000	1,704,103

TOTAL CALL OPTIONS			14,561,715
TOTAL PURCHASED SWAPTIONS (Cost $23,581,098)			22,416,762

TOTAL INVESTMENT IN SECURITIES - 111.2% (Cost $45,278,192,131)	43,966,443,462
NET OTHER ASSETS (LIABILITIES) - (11.2)%	(4,413,180,927)
NET ASSETS - 100.0%	39,553,262,535

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(27,100,000)	(22,816,776)
3% 9/1/54	(33,650,000)	(30,430,193)
3% 9/1/54	(65,000,000)	(58,780,462)
3.5% 9/1/54	(6,900,000)	(6,421,327)
5% 9/1/54	(54,550,000)	(54,434,714)
5% 9/1/54	(67,000,000)	(66,858,402)
5.5% 9/1/54	(70,150,000)	(70,598,721)
6% 9/1/54	(133,950,000)	(135,892,530)

TOTAL GINNIE MAE		(446,233,125)

Uniform Mortgage Backed Securities
2% 9/1/39	(25,700,000)	(23,240,430)
2% 9/1/54	(264,350,000)	(216,209,380)
2% 9/1/54	(17,975,000)	(14,701,584)
2% 9/1/54	(17,975,000)	(14,701,584)
2% 9/1/54	(104,450,000)	(85,428,673)
2% 9/1/54	(105,350,000)	(86,164,775)
2% 9/1/54	(278,400,000)	(227,700,743)
2% 9/1/54	(800,000)	(654,312)
2.5% 9/1/54	(187,200,000)	(159,580,680)
2.5% 9/1/54	(12,600,000)	(10,741,007)
2.5% 9/1/54	(12,700,000)	(10,826,253)
3% 9/1/54	(25,450,000)	(22,564,011)
3% 9/1/54	(4,400,000)	(3,901,047)
3% 9/1/54	(50,700,000)	(44,950,701)
3% 9/1/54	(6,300,000)	(5,585,590)
3% 9/1/54	(12,500,000)	(11,082,520)
3% 9/1/54	(22,350,000)	(19,815,546)
3% 9/1/54	(18,700,000)	(16,579,450)
3% 10/1/54	(18,700,000)	(16,595,519)
3.5% 9/1/54	(25,700,000)	(23,655,043)
3.5% 9/1/54	(12,800,000)	(11,781,500)
4% 9/1/54	(7,000,000)	(6,638,242)
4% 9/1/54	(26,300,000)	(24,940,824)
4.5% 9/1/54	(16,100,000)	(15,667,942)
5% 9/1/54	(6,225,000)	(6,179,528)
6% 9/1/54	(3,700,000)	(3,768,074)
6% 9/1/54	(26,700,000)	(27,191,237)
6% 9/1/54	(39,550,000)	(40,277,657)
6% 9/1/54	(12,750,000)	(12,984,580)
6% 9/1/54	(22,000,000)	(22,404,765)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,186,513,197)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,620,630,637)		(1,632,746,322)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
TME 10 Year Canadian Note Contracts (Canada)	315	Dec 2024	28,764,071	(292,662)	(292,662)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	100	Sep 2024	7,890,434	202,584	202,584
CBOT 10-Year U.S. Treasury Note Contracts (United States)	11	Dec 2024	1,249,188	(10,161)	(10,161)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	95	Dec 2024	19,716,953	(26,140)	(26,140)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	24,192	Dec 2024	2,646,567,000	(11,381,671)	(11,381,671)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	167	Dec 2024	20,561,875	(408,691)	(408,691)

TOTAL TREASURY CONTRACTS					(11,624,079)

TOTAL PURCHASED					(11,916,741)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	19	Dec 2024	2,462,831	15,889	15,889

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,612	Dec 2024	296,625,250	2,382,640	2,382,640
CBOT Long Term U.S. Treasury Bond Contracts (United States)	200	Dec 2024	24,625,000	487,112	487,112

TOTAL TREASURY CONTRACTS					2,869,752

TOTAL SOLD					2,885,641

TOTAL FUTURES CONTRACTS					(9,031,100)
The notional amount of futures purchased as a percentage of Net Assets is 6.9%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,824,000	USD	2,019,589	BNP Paribas S.A.	9/04/24	(3,340)
USD	172,898	AUD	258,000	UBS AG	10/03/24	(1,855)
USD	2,404,616	CAD	3,284,000	Bank of America, N.A.	10/03/24	(34,468)
USD	3,940,318	EUR	3,554,000	BNP Paribas S.A.	10/03/24	6,508
USD	431,873,241	EUR	390,675,000	Bank of America, N.A.	10/03/24	(552,558)
USD	247,137	EUR	222,000	Brown Brothers Harriman & Co	10/03/24	1,412
USD	446,468	EUR	400,000	JPMorgan Chase Bank, N.A.	10/03/24	3,720
USD	150,226,922	GBP	115,945,000	State Street Bank and Trust Co	10/03/24	(2,084,891)
USD	4,663,765	JPY	677,750,000	Brown Brothers Harriman & Co	10/03/24	8,093

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,657,379)
Unrealized Appreciation						19,733
Unrealized Depreciation						(2,677,112)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,050,000	(25,950)	24,405	(1,545)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,050,000	(25,950)	24,405	(1,545)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	4,350,000	(55,064)	51,798	(3,266)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	5,050,000	8,861	(46,606)	(37,745)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	4,100,000	(116,980)	100,265	(16,715)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	2,100,000	(59,916)	51,561	(8,355)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	3,150,000	(89,875)	77,377	(12,498)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	3,050,000	(87,021)	74,902	(12,119)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,120,000	20,204	(65,380)	(45,176)
CMBX N.A. AAA Index Series 13		Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly		6,260,000	20,666	(103,710)	(83,044)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		7,500,000	79,649	(85,958)	(6,309)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,010,000	149,089	(276,058)	(126,969)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,820,000	268,655	(517,075)	(248,420)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,400,000	206,657	(340,261)	(133,604)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,650,000	391,173	(641,663)	(250,490)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		500,000	73,806	(114,754)	(40,948)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,410,000	208,133	(312,891)	(104,758)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,200,000	324,747	(575,424)	(250,677)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,610,000	532,881	(806,970)	(274,089)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,750,000	258,322	(417,605)	(159,283)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		900,000	132,851	(173,641)	(40,790)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		510,000	75,282	(133,324)	(58,042)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,970,000	438,409	(852,792)	(414,383)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,230,000	329,176	(567,672)	(238,496)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		4,910,000	724,777	(1,430,672)	(705,895)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,800,000	265,702	(505,509)	(239,807)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,340,000	197,801	(373,114)	(175,313)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	177,135	(315,247)	(138,112)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	188,944	(385,221)	(196,277)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,990,000	293,749	(467,923)	(174,174)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,460,000	215,514	(334,084)	(118,570)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	246,513	(397,935)	(151,422)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	246,513	(410,490)	(163,977)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,680,000	247,989	(414,987)	(166,998)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,380,000	351,318	(598,502)	(247,184)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	132,851	(149,636)	(16,785)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,800,000	265,702	(301,529)	(35,827)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		1,600,000	176,088	(258,765)	(82,677)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		1,400,000	154,077	(199,831)	(45,754)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		1,800,000	198,099	(232,580)	(34,481)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		800,000	88,044	(105,330)	(17,286)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	88,044	(114,189)	(26,145)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,500,000	165,082	(208,894)	(43,812)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	4,100,000	(899,074)	832,171	(66,903)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	1,650,000	(361,823)	333,455	(28,368)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	5,150,000	72,261	(110,340)	(38,079)
Societe Generale		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	5,650,000	68,827	(37,211)	31,616
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	4,600,000	64,011	(96,443)	(32,432)

TOTAL BUY PROTECTION								6,425,949	(11,909,877)	(5,483,928)
Sell Protection
5-Year CDX N.A. EM Series 41	NR	Jun 2029	ICE	1%	Quarterly		18,500,000	74,851	0	74,851
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	(40,870)	287,027	246,157
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		5,700,000	(84,465)	90,143	5,678
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		29,340,000	(434,775)	590,741	155,966
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		5,500,000	(109,734)	115,024	5,290
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		13,000,000	(259,372)	324,510	65,138
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		37,600,000	(750,184)	944,588	194,404
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly		5,100,000	(101,754)	115,134	13,380

TOTAL SELL PROTECTION								(1,706,303)	2,467,167	760,864
TOTAL CREDIT DEFAULT SWAPS								4,719,646	(9,442,710)	(4,723,064)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	181,306,000	(2,127,106)	0	(2,127,106)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	321,500,000	(4,498,572)	0	(4,498,572)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	75,127,000	(1,517,439)	0	(1,517,439)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	151,636,000	(3,517,967)	0	(3,517,967)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	68,931,000	(1,271,930)	0	(1,271,930)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	4,235,000	121,625	0	121,625
TOTAL INTEREST RATE SWAPS							(12,811,389)	0	(12,811,389)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,746,536,838 or 19.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,606,676.
(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $7,650,451.

(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $24,482,065.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(s)	Non-income producing
(t)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,109 or 0.0% of net assets.

(u)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(v)	The coupon rate will be determined upon settlement of the loan after period end.
(w)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $28,968 and $28,968, respectively.

(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	552,247,527	13,578,939,860	12,864,430,135	57,073,760	423	-	1,266,757,675	2.8%
Fidelity Securities Lending Cash Central Fund 5.39%	264,834,750	5,112,263,962	5,311,806,149	376,609	-	-	65,292,563	0.3%
Total	817,082,277	18,691,203,822	18,176,236,284	57,450,369	423	-	1,332,050,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,316,919	-	-	2,316,919
Consumer Discretionary	4,636,760	1,595,119	-	3,041,641
Energy	25,073,639	15,512,753	-	9,560,886
Financials	7,760,595	4,231,480	-	3,529,115
Health Care	3,978,847	1,757,909	-	2,220,938
Industrials	130,517	-	-	130,517
Information Technology	5,212,712	2,182,600	-	3,030,112
Real Estate	3,948,092	3,411,418	536,674	-

Corporate Bonds	10,971,390,587	-	10,970,666,971	723,616

U.S. Government and Government Agency Obligations	13,763,654,212	-	13,763,654,212	-

U.S. Government Agency - Mortgage Securities	9,518,109,966	-	9,518,109,966	-

Asset-Backed Securities	2,909,108,683	-	2,909,108,676	7

Collateralized Mortgage Obligations	687,341,855	-	687,341,840	15

Commercial Mortgage Securities	2,027,332,525	-	2,019,056,711	8,275,814

Foreign Government and Government Agency Obligations	495,707,571	-	495,707,571	-

Supranational Obligations	28,795,556	-	28,795,556	-

Bank Loan Obligations	1,962,301,988	-	1,940,004,658	22,297,330

Bank Notes	27,111,100	-	27,111,100	-

Preferred Securities	168,064,338	-	168,028,588	35,750

Money Market Funds	1,332,050,238	1,332,050,238	-	-

Purchased Swaptions	22,416,762	-	22,416,762	-
Total Investments in Securities:	43,966,443,462	1,360,741,517	42,550,539,285	55,162,660
Derivative Instruments: Assets
Futures Contracts	3,088,225	3,088,225	-	-
Forward Foreign Currency Contracts	19,733	-	19,733	-
Swaps	8,344,078	-	8,344,078	-
Total Assets	11,452,036	3,088,225	8,363,811	-
Liabilities
Futures Contracts	(12,119,325)	(12,119,325)	-	-
Forward Foreign Currency Contracts	(2,677,112)	-	(2,677,112)	-
Swaps	(16,435,821)	-	(16,435,821)	-
Total Liabilities	(31,232,258)	(12,119,325)	(19,112,933)	-
Total Derivative Instruments:	(19,780,222)	(9,031,100)	(10,749,122)	-
Other Financial Instruments:
TBA Sale Commitments	(1,632,746,322)	-	(1,632,746,322)	-
Total Other Financial Instruments:	(1,632,746,322)	-	(1,632,746,322)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	8,222,453	(3,502,807)
Total Credit Risk	8,222,453	(3,502,807)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	19,733	(2,677,112)
Total Foreign Exchange Risk	19,733	(2,677,112)
Interest Rate Risk
Futures Contracts (d)	3,088,225	(12,119,325)
Purchased Swaptions (e)	22,416,762	0
Swaps (a)	121,625	(12,933,014)
Total Interest Rate Risk	25,626,612	(25,052,339)
Total Value of Derivatives	33,868,798	(31,232,258)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $62,783,030) - See accompanying schedule:
Unaffiliated issuers (cost $43,946,197,848)	$42,634,393,224
Fidelity Central Funds (cost $1,331,994,283)	1,332,050,238

Total Investment in Securities (cost $45,278,192,131)		$43,966,443,462
Segregated cash with brokers for derivative instruments		2,079,363
Cash		2,433,364
Foreign currency held at value (cost $8,481,834)		8,474,337
Receivable for investments sold
Regular delivery		32,159,186
Delayed delivery		85,684
Receivable for TBA sale commitments		1,620,630,637
Unrealized appreciation on forward foreign currency contracts		19,733
Receivable for fund shares sold		61,584,332
Dividends receivable		127,045
Interest receivable		340,484,649
Distributions receivable from Fidelity Central Funds		4,580,786
Receivable for daily variation margin on centrally cleared swaps		1,369,116
Bi-lateral OTC swaps, at value		8,147,602
Receivable from investment adviser for expense reductions		280,767
Other receivables		456,698
Total assets		46,049,356,761
Liabilities
Payable for investments purchased
Regular delivery	$178,526,716
Delayed delivery	4,544,728,735
TBA sale commitments, at value	1,632,746,322
Unrealized depreciation on forward foreign currency contracts	2,677,112
Payable for fund shares redeemed	33,874,915
Distributions payable	14,827,334
Bi-lateral OTC swaps, at value	3,502,807
Accrued management fee	9,176,206
Distribution and service plan fees payable	376,667
Payable for daily variation margin on futures contracts	4,199,443
Other affiliated payables	5,573,400
Other payables and accrued expenses	592,006
Collateral on securities loaned	65,292,563
Total liabilities		6,496,094,226
Net Assets		$39,553,262,535
Net Assets consist of:
Paid in capital		$42,699,290,753
Total accumulated earnings (loss)		(3,146,028,218)
Net Assets		$39,553,262,535

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($990,346,966 ÷ 102,197,581 shares)(a)		$9.69
Maximum offering price per share (100/96.00 of $9.69)		$10.09
Class M :
Net Asset Value and redemption price per share ($306,533,872 ÷ 31,690,204 shares)(a)		$9.67
Maximum offering price per share (100/96.00 of $9.67)		$10.07
Class C :
Net Asset Value and offering price per share ($133,012,466 ÷ 13,722,013 shares)(a)		$9.69
Total Bond :
Net Asset Value, offering price and redemption price per share ($15,368,724,757 ÷ 1,586,674,262 shares)		$9.69
Class I :
Net Asset Value, offering price and redemption price per share ($12,786,951,992 ÷ 1,322,225,722 shares)		$9.67
Class Z :
Net Asset Value, offering price and redemption price per share ($9,967,692,482 ÷ 1,030,639,256 shares)		$9.67
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$11,216,793
Interest		1,695,146,934
Income from Fidelity Central Funds (including $376,609 from security lending)		57,450,369
Total income		1,763,814,096
Expenses
Management fee	$100,486,629
Transfer agent fees	36,557,159
Distribution and service plan fees	4,166,211
Fund wide operations fee	21,400,972
Independent trustees' fees and expenses	102,724
Legal	225,773
Total expenses before reductions	162,939,468
Expense reductions	(3,504,676)
Total expenses after reductions		159,434,792
Net Investment income (loss)		1,604,379,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(343,059,728)
Fidelity Central Funds	423
Forward foreign currency contracts	4,499,730
Foreign currency transactions	381,940
Futures contracts	19,583,305
Swaps	(7,369,641)
Written options	211,675
Total net realized gain (loss)		(325,752,296)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,664,354,768
Forward foreign currency contracts	(10,227,734)
Assets and liabilities in foreign currencies	207,310
Futures contracts	(5,428,371)
Swaps	(16,019,046)
TBA Sale commitments	(5,433,049)
Total change in net unrealized appreciation (depreciation)		1,627,453,878
Net gain (loss)		1,301,701,582
Net increase (decrease) in net assets resulting from operations		$2,906,080,886
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,604,379,304	$1,238,601,056
Net realized gain (loss)	(325,752,296)	(1,202,593,379)
Change in net unrealized appreciation (depreciation)	1,627,453,878	16,691,444
Net increase (decrease) in net assets resulting from operations	2,906,080,886	52,699,121
Distributions to shareholders	(1,532,149,641)	(1,223,895,143)

Share transactions - net increase (decrease)	6,332,684,003	3,426,795,976
Total increase (decrease) in net assets	7,706,615,248	2,255,599,954

Net Assets
Beginning of period	31,846,647,287	29,591,047,333
End of period	$39,553,262,535	$31,846,647,287

Financial Highlights
Fidelity Advisor® Total Bond Fund Class A

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$9.70	$11.23	$11.52	$11.00
Income from Investment Operations
Net investment income (loss) A,B	.404	.367	.237	.224	.269
Net realized and unrealized gain (loss)	.331	(.364)	(1.524)	.006	.521
Total from investment operations	.735	.003	(1.287)	.230	.790
Distributions from net investment income	(.385)	(.363)	(.238)	(.214)	(.260)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)
Total distributions	(.385)	(.363)	(.243)	(.520)	(.270)
Net asset value, end of period	$9.69	$9.34	$9.70	$11.23	$11.52
Total Return C,D	8.09%	.07%	(11.59)%	2.09%	7.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.31%	3.90%	2.25%	2.01%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$990,347	$835,581	$729,405	$900,239	$803,222
Portfolio turnover rate G	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Total Bond Fund Class M

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.32	$9.68	$11.21	$11.50	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.403	.367	.237	.224	.268
Net realized and unrealized gain (loss)	.331	(.365)	(1.525)	.006	.522
Total from investment operations	.734	.002	(1.288)	.230	.790
Distributions from net investment income	(.384)	(.362)	(.237)	(.214)	(.260)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)
Total distributions	(.384)	(.362)	(.242)	(.520)	(.270)
Net asset value, end of period	$9.67	$9.32	$9.68	$11.21	$11.50
Total Return C,D	8.10%	.06%	(11.62)%	2.09%	7.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.31%	3.90%	2.25%	2.01%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$306,534	$291,127	$301,768	$373,315	$369,850
Portfolio turnover rate G	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Total Bond Fund Class C

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$9.70	$11.24	$11.53	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.332	.295	.157	.139	.184
Net realized and unrealized gain (loss)	.331	(.364)	(1.535)	.006	.521
Total from investment operations	.663	(.069)	(1.378)	.145	.705
Distributions from net investment income	(.313)	(.291)	(.157)	(.129)	(.175)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)
Total distributions	(.313)	(.291)	(.162)	(.435)	(.185)
Net asset value, end of period	$9.69	$9.34	$9.70	$11.24	$11.53
Total Return C,D	7.27%	(.70)%	(12.35)%	1.31%	6.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.51%	1.52%	1.52%	1.51%	1.51%
Expenses net of fee waivers, if any	1.51%	1.52%	1.52%	1.51%	1.51%
Expenses net of all reductions	1.51%	1.52%	1.52%	1.51%	1.51%
Net investment income (loss)	3.55%	3.13%	1.49%	1.24%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$133,012	$109,821	$112,311	$171,689	$205,949
Portfolio turnover rate G	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Total Bond Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.33	$9.69	$11.23	$11.52	$11.00
Income from Investment Operations
Net investment income (loss) A,B	.432	.396	.267	.258	.301
Net realized and unrealized gain (loss)	.341	(.365)	(1.533)	.005	.522
Total from investment operations	.773	.031	(1.266)	.263	.823
Distributions from net investment income	(.413)	(.391)	(.269)	(.247)	(.293)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)
Total distributions	(.413)	(.391)	(.274)	(.553)	(.303)
Net asset value, end of period	$9.69	$9.33	$9.69	$11.23	$11.52
Total Return C	8.52%	.36%	(11.42)%	2.39%	7.62%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.61%	4.20%	2.55%	2.30%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$15,368,725	$14,131,225	$14,816,563	$16,260,424	$16,158,697
Portfolio turnover rate F	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Total Bond Fund Class I

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.32	$9.68	$11.21	$11.50	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.426	.390	.262	.252	.296
Net realized and unrealized gain (loss)	.331	(.364)	(1.524)	.006	.521
Total from investment operations	.757	.026	(1.262)	.258	.817
Distributions from net investment income	(.407)	(.386)	(.263)	(.242)	(.287)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)
Total distributions	(.407)	(.386)	(.268)	(.548)	(.297)
Net asset value, end of period	$9.67	$9.32	$9.68	$11.21	$11.50
Total Return C	8.36%	.31%	(11.40)%	2.34%	7.58%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	4.56%	4.15%	2.50%	2.25%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$12,786,952	$9,287,826	$7,251,751	$8,422,197	$7,629,091
Portfolio turnover rate F	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Total Bond Fund Class Z

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.32	$9.68	$11.21	$11.50	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.439	.403	.278	.267	.311
Net realized and unrealized gain (loss)	.331	(.364)	(1.525)	.006	.522
Total from investment operations	.770	.039	(1.247)	.273	.833
Distributions from net investment income	(.420)	(.399)	(.278)	(.257)	(.303)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)
Total distributions	(.420)	(.399)	(.283)	(.563)	(.313)
Net asset value, end of period	$9.67	$9.32	$9.68	$11.21	$11.50
Total Return C	8.51%	.45%	(11.27)%	2.48%	7.73%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.70%	4.29%	2.64%	2.39%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$9,967,692	$7,191,067	$6,379,250	$8,023,946	$5,723,315
Portfolio turnover rate F	206%	177%	129%	195%	222%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$456,694

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain conversion ratio adjustments, swaps, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$712,150,296
Gross unrealized depreciation	(1,949,586,565)
Net unrealized appreciation (depreciation)	$(1,237,436,269)
Tax Cost	$45,179,384,288

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$35,606,422
Capital loss carryforward	$(1,898,258,960)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,283,375,679)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(847,723,985)
Long-term	(1,050,534,975)
Total capital loss carryforward	$(1,898,258,960)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$1,532,149,641	$1,223,895,143
Total	$1,532,149,641	$1,223,895,143

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond Fund
Credit Risk
Swaps	(1,705,797)	(3,804,074)
Total Credit Risk	(1,705,797)	(3,804,074)
Foreign Exchange Risk
Forward Foreign Currency Contracts	4,499,730	(10,227,734)
Total Foreign Exchange Risk	4,499,730	(10,227,734)
Interest Rate Risk
Futures Contracts	19,583,305	(5,428,371)
Purchased Options	40,762	(1,177,800)
Written Options	211,675	-
Swaps	(5,663,844)	(12,214,972)
Total Interest Rate Risk	14,171,898	(18,821,143)
Totals	16,965,831	(32,852,951)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	45,058,617,619	42,890,277,293
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Prior to March 1, 2024 the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,235,117	145,626
Class M	- %	.25%	737,326	-
Class C	.75%	.25%	1,193,768	366,116
			4,166,211	511,742

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	180,269
Class M	11,293
Class C A	2,071
193,633

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,325,695.15
Class M	434,222.15
Class C	194,961.16
Total Bond	14,265,538.10
Class I	16,098,701.15
Class Z	4,238,042.05
	36,557,159

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Total Bond Fund	.06%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total Bond Fund	174

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Total Bond Fund	-	258,178	87,520

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services. Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Bond Fund	39,101	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	3,378,440

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $126,236.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Total Bond Fund
Distributions to shareholders
Class A	$36,709,476	$29,313,852
Class M	12,114,707	11,280,779
Class C	3,984,300	3,292,973
Total Bond	628,273,268	580,079,347
Class I	470,331,447	331,812,591
Class Z	380,736,443	268,115,601
Total	$1,532,149,641	$1,223,895,143
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Total Bond Fund
Class A
Shares sold	32,860,021	31,496,069	$308,442,427	$297,683,264
Reinvestment of distributions	3,846,939	3,041,689	36,094,984	28,656,228
Shares redeemed	(24,002,077)	(20,276,514)	(224,770,645)	(191,091,866)
Net increase (decrease)	12,704,883	14,261,244	$119,766,766	$135,247,626
Class M
Shares sold	8,815,065	7,723,677	$82,692,715	$72,808,141
Reinvestment of distributions	1,288,003	1,193,780	12,055,549	11,223,357
Shares redeemed	(9,650,276)	(8,862,373)	(90,465,251)	(83,493,790)
Net increase (decrease)	452,792	55,084	$4,283,013	$537,708
Class C
Shares sold	5,606,352	4,274,731	$52,877,814	$40,409,231
Reinvestment of distributions	417,246	340,360	3,916,370	3,207,040
Shares redeemed	(4,060,232)	(4,437,146)	(38,019,970)	(41,762,472)
Net increase (decrease)	1,963,366	177,945	$18,774,214	$1,853,799
Total Bond
Shares sold	441,968,746	408,163,826	$4,152,083,958	$3,836,234,230
Reinvestment of distributions	59,241,274	54,228,842	555,422,831	510,422,634
Shares redeemed	(428,711,040)	(477,138,941)	(3,991,860,778)	(4,459,488,339)
Net increase (decrease)	72,498,980	(14,746,273)	$715,646,011	$(112,831,475)
Class I
Shares sold	610,250,086	486,572,554	$5,711,743,511	$4,574,529,789
Reinvestment of distributions	49,027,768	33,954,063	459,378,367	319,340,003
Shares redeemed	(333,832,619)	(273,236,836)	(3,121,420,022)	(2,565,015,312)
Net increase (decrease)	325,445,235	247,289,781	$3,049,701,856	$2,328,854,480
Class Z
Shares sold	458,461,019	339,028,298	$4,288,499,369	$3,195,114,991
Reinvestment of distributions	31,853,441	22,583,760	298,470,213	212,295,381
Shares redeemed	(231,379,685)	(249,165,559)	(2,162,457,439)	(2,334,276,534)
Net increase (decrease)	258,934,775	112,446,499	$2,424,512,143	$1,073,133,838
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 25.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,069,242,092 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,532,152,916 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.789692.122
TBD-ANN-1024
Fidelity® Environmental Bond Fund

Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Environmental Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 44.0%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.8%
AT&T, Inc. 5.4% 2/15/34		150,000	154,897
Elisa Corp. 4% 1/27/29 (Reg. S)	EUR	100,000	113,778
NTT Finance Corp.:
4.372% 7/27/27 (b)		100,000	99,724
5.104% 7/2/27 (b)		200,000	203,562
TELUS Corp. 3.4% 5/13/32		300,000	269,807
Verizon Communications, Inc.:
2.55% 3/21/31		50,000	43,982
3.875% 2/8/29		450,000	439,792
5.05% 5/9/33		100,000	101,786
			1,427,328
Entertainment - 0.3%
Netflix, Inc. 4.9% 8/15/34		100,000	102,430
Media - 0.7%
Comcast Corp. 4.65% 2/15/33		250,000	249,925
Wireless Telecommunication Services - 0.2%
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)		100,000	87,730
TOTAL COMMUNICATION SERVICES			1,867,413
CONSUMER DISCRETIONARY - 2.0%
Automobile Components - 0.8%
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	104,277
ZF North America Capital, Inc.:
6.75% 4/23/30 (b)		100,000	102,797
6.875% 4/23/32 (b)		100,000	103,902
			310,976
Automobiles - 1.2%
Ford Motor Co. 3.25% 2/12/32		175,000	149,052
General Motors Co.:
5.4% 10/15/29		200,000	204,721
5.6% 10/15/32		75,000	77,558
			431,331
TOTAL CONSUMER DISCRETIONARY			742,307
CONSUMER STAPLES - 2.5%
Beverages - 0.2%
PepsiCo, Inc. 3.9% 7/18/32		100,000	97,029
Consumer Staples Distribution & Retail - 1.0%
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	100,000	117,375
Walmart, Inc. 1.8% 9/22/31		300,000	257,442
			374,817
Food Products - 1.3%
General Mills, Inc. 2.25% 10/14/31		450,000	385,683
Mondelez International, Inc. 4.75% 8/28/34		100,000	99,443
			485,126
TOTAL CONSUMER STAPLES			956,972
FINANCIALS - 13.9%
Banks - 9.8%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(c)		200,000	182,038
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	125,000	135,444
Bank of America Corp.:
2.456% 10/22/25 (c)		200,000	199,143
5.425% 8/15/35 (c)		100,000	100,217
6.204% 11/10/28 (c)		290,000	303,952
Bank of Ireland Group PLC 5% 7/4/31 (Reg. S) (c)	EUR	100,000	118,429
BNP Paribas SA:
0.5% 5/30/28 (Reg. S) (c)	EUR	100,000	102,525
1.675% 6/30/27 (b)(c)		200,000	189,073
5.497% 5/20/30 (b)(c)		200,000	205,240
Danske Bank A/S 4.75% 6/21/30 (Reg. S) (c)	EUR	100,000	116,667
DNB Bank ASA 4% 3/14/29 (Reg. S) (c)	EUR	100,000	113,560
Fifth Third Bancorp 1.707% 11/1/27 (c)		300,000	281,148
HAT Holdings I LLC/HAT Holdings II LLC 3.75% 9/15/30 (b)		100,000	88,931
ING Groep NV 0.875% 6/9/32 (Reg. S) (c)	EUR	100,000	102,278
JPMorgan Chase & Co. 6.07% 10/22/27 (c)		200,000	206,514
Lloyds Banking Group PLC 3.875% 5/14/32 (Reg. S) (c)	EUR	100,000	112,382
Mizuho Financial Group, Inc. 5.778% 7/6/29 (c)		200,000	207,816
NatWest Group PLC:
3.673% 8/5/31 (Reg. S) (c)	EUR	100,000	111,114
4.964% 8/15/30 (c)		200,000	200,883
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (c)		200,000	199,710
5.401% 7/23/35 (c)		100,000	102,417
5.676% 1/22/35 (c)		150,000	156,544
Santander Holdings U.S.A., Inc. 5.807% 9/9/26 (c)		43,000	43,169
Wells Fargo & Co. 4.54% 8/15/26 (c)		100,000	99,554
			3,678,748
Capital Markets - 1.3%
Moody's Corp. 5% 8/5/34		100,000	101,104
Nuveen LLC 5.55% 1/15/30 (b)		18,000	18,662
S&P Global, Inc. 2.7% 3/1/29		400,000	373,735
			493,501
Financial Services - 1.7%
ACEF Holding SCA 1.25% 4/26/30 (Reg. S)	EUR	100,000	96,206
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	100,000	115,964
KfW 2.75% 2/14/33 (Reg. S)	EUR	50,000	55,859
Rexford Industrial Realty LP 2.15% 9/1/31		414,000	344,443
			612,472
Insurance - 1.1%
ASR Nederland NV 3.625% 12/12/28 (Reg. S)	EUR	100,000	111,813
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(c)		200,000	205,306
Pine Street Trust III 6.223% 5/15/54 (b)		100,000	105,842
			422,961
TOTAL FINANCIALS			5,207,682
HEALTH CARE - 2.1%
Health Care Providers & Services - 1.4%
CVS Health Corp.:
5.25% 1/30/31		100,000	101,681
5.875% 6/1/53		50,000	49,322
Humana, Inc. 5.375% 4/15/31		122,000	124,938
ICON Investments Six Designated Activity 6% 5/8/34		200,000	210,607
Kaiser Foundation Hospitals 3.15% 5/1/27		50,000	48,760
			535,308
Pharmaceuticals - 0.7%
Merck & Co., Inc. 1.9% 12/10/28		300,000	273,502
TOTAL HEALTH CARE			808,810
INDUSTRIALS - 0.4%
Ground Transportation - 0.1%
CSX Corp. 3.8% 4/15/50		50,000	40,510
Marine Transportation - 0.3%
A.P. Moller - Maersk A/S 5.875% 9/14/33 (b)		100,000	105,802
TOTAL INDUSTRIALS			146,312
INFORMATION TECHNOLOGY - 2.6%
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc. 1.7% 10/1/28		300,000	272,336
Micron Technology, Inc. 2.703% 4/15/32		200,000	171,344
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.5% 5/11/31		100,000	86,142
5% 1/15/33		200,000	199,777
			729,599
Software - 0.7%
Autodesk, Inc. 2.4% 12/15/31		300,000	258,374
TOTAL INFORMATION TECHNOLOGY			987,973
MATERIALS - 1.9%
Chemicals - 1.4%
Air Products & Chemicals, Inc. 4.8% 3/3/33		100,000	102,065
Evonik Industries AG 1.375% 9/2/81 (Reg. S) (c)	EUR	100,000	103,640
LYB International Finance III LLC 5.625% 5/15/33		100,000	104,978
The Dow Chemical Co. 5.15% 2/15/34		200,000	202,149
			512,832
Construction Materials - 0.0%
HeidelbergCement AG 3.95% 7/19/34 (Reg. S)	EUR	10,000	11,179
Containers & Packaging - 0.5%
Smurfit Kappa Treasury ULC 5.2% 1/15/30 (b)		200,000	204,642
TOTAL MATERIALS			728,653
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Homes 4 Rent LP 5.5% 2/1/34		50,000	50,918
Boston Properties, Inc. 6.75% 12/1/27		22,000	22,995
Healthpeak OP, LLC 2.125% 12/1/28		150,000	135,788
Hudson Pacific Properties LP 5.95% 2/15/28		151,000	134,872
UDR, Inc. 1.9% 3/15/33		375,000	295,491
WP Carey, Inc. 2.45% 2/1/32		150,000	125,975
			766,039
Real Estate Management & Development - 0.8%
Blackstone Property Partners Europe LP 1.625% 4/20/30 (Reg. S)	EUR	100,000	96,550
CTP BV 1.5% 9/27/31 (Reg. S)	EUR	100,000	93,312
Lend Lease Finance Ltd. 3.4% 10/27/27 (Reg. S)	AUD	20,000	12,636
P3 Group SARL 0.875% 1/26/26 (Reg. S)	EUR	100,000	106,342
			308,840
TOTAL REAL ESTATE			1,074,879
UTILITIES - 10.7%
Electric Utilities - 8.2%
Amprion GmbH 3.875% 9/7/28 (Reg. S)	EUR	100,000	113,016
CenterPoint Energy Houston Electric LLC 5.3% 4/1/53		50,000	49,756
Clearway Energy Operating LLC 3.75% 1/15/32 (b)		100,000	88,823
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		325,000	309,312
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/80 (Reg. S) (c)	EUR	100,000	106,176
ENEL Finance International NV 5.125% 6/26/29 (b)		400,000	406,035
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (c)	EUR	100,000	108,121
MidAmerican Energy Co.:
5.3% 2/1/55		50,000	49,806
5.35% 1/15/34		150,000	157,095
Northern States Power Co. 2.25% 4/1/31		500,000	435,639
NSTAR Electric Co. 4.95% 9/15/52		200,000	190,285
Oglethorpe Power Corp. 5.8% 6/1/54 (b)		100,000	101,970
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		100,000	96,549
Pacific Gas & Electric Co. 6.7% 4/1/53		100,000	109,405
Public Service Electric & Gas Co. 4.65% 3/15/33		100,000	99,912
Puget Sound Energy, Inc. 5.448% 6/1/53		100,000	100,983
Scottish Hydro Electric Transmission PLC 3.375% 9/4/32 (Reg. S)	EUR	100,000	109,749
Wisconsin Electric Power Co. 4.75% 9/30/32		400,000	406,319
Wisconsin Power & Light Co. 4.95% 4/1/33		50,000	50,203
			3,089,154
Independent Power and Renewable Electricity Producers - 1.9%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		100,000	99,087
RWE Finance U.S. LLC 6.25% 4/16/54 (b)		150,000	154,488
The AES Corp.:
2.45% 1/15/31		400,000	341,113
5.45% 6/1/28		100,000	101,850
			696,538
Multi-Utilities - 0.3%
New York State Electric & Gas Corp. 5.3% 8/15/34 (b)		100,000	100,965
Water Utilities - 0.3%
Severn Trent Utilities Finance PLC 4% 3/5/34 (Reg. S)	EUR	100,000	111,198
TOTAL UTILITIES			3,997,855
TOTAL NONCONVERTIBLE BONDS (Cost $16,714,969)			16,518,856

U.S. Government and Government Agency Obligations - 27.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 1.5% 9/15/31	200,000	168,380
U.S. Treasury Obligations - 27.0%
U.S. Treasury Bonds:
2% 11/15/41 (d)	1,770,000	1,277,511
2.875% 5/15/52	625,000	483,008
3% 8/15/52	235,000	186,412
3.625% 2/15/53	100,000	89,699
3.625% 5/15/53	405,000	363,535
4.125% 8/15/53	270,000	265,138
4.25% 2/15/54	420,000	421,641
4.25% 8/15/54	70,000	70,438
4.625% 5/15/54	350,000	374,063
4.75% 11/15/53	190,000	206,981
U.S. Treasury Notes:
2.875% 5/15/32	63,000	58,939
3.5% 1/31/28	53,000	52,524
3.75% 8/31/31	330,000	328,711
4% 7/31/30	1,520,000	1,536,917
4% 1/31/31	800,000	808,781
4% 2/15/34	170,000	171,063
4.125% 7/31/28	750,000	759,785
4.125% 7/31/31	700,000	712,955
4.25% 2/28/29	905,000	924,161
4.25% 2/28/31	150,000	153,820
4.375% 11/30/30	300,000	309,492
4.5% 11/15/33	350,000	365,900
4.625% 9/30/28 (d)	190,000	196,145
TOTAL U.S. TREASURY OBLIGATIONS		10,117,619
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,720,812)		10,285,999

U.S. Government Agency - Mortgage Securities - 21.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 9.7%
2% 8/1/35 to 8/1/51	692,659	603,246
2.5% 12/1/51 to 4/1/52	274,437	234,606
3% 1/1/52	906,948	806,841
4.5% 12/1/52	568,773	553,677
5% 5/1/53 to 1/1/54	1,066,427	1,058,710
5.5% 5/1/53 to 11/1/53	324,401	326,748
6.5% 5/1/53	63,242	65,186
TOTAL FANNIE MAE		3,649,014
Freddie Mac - 9.0%
2% 4/1/51 to 3/1/52	1,028,038	841,743
2.5% 2/1/52 to 3/1/52	1,619,949	1,383,393
3.5% 6/1/52	93,412	85,987
4% 12/1/52	370,625	351,333
5% 6/1/53	188,132	186,760
5.5% 10/1/53	190,865	192,246
6.5% 1/1/53 to 6/1/53	113,913	117,523
1.5% 12/1/31	211,480	195,840
TOTAL FREDDIE MAC		3,354,825
Ginnie Mae - 0.4%
2% 2/20/51	185,390	156,144
Uniform Mortgage Backed Securities - 2.1%
3.5% 9/1/54 (e)	200,000	184,086
4% 9/1/54 (e)	200,000	189,664
6.5% 9/1/54 (e)	400,000	411,859
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		785,609
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,136,668)		7,945,592

Asset-Backed Securities - 3.2%
	Principal Amount (a)	Value ($)
Goodleap Sustainable Home Solutions:
Series 2023-4C Class A, 6.48% 3/20/57 (b)	93,838	97,102
Series 2024-1GS Class A, 6.25% 6/20/57 (b)	97,756	99,914
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS Class A, 2.31% 10/20/48 (b)	294,212	241,277
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/27 (b)	100,000	100,819
Mosaic Solar Loans LLC Series 2024-1 Class A, 5.5% 9/20/49 (b)	88,974	88,741
Sunnova Helios Viii Issuer LLC Series 2022-A Class A, 2.79% 2/22/49 (b)	213,572	188,436
Sunrun Callisto Issuer, LLC Series 2021-2A Class A, 2.27% 1/30/57 (b)	171,334	146,439
Sunrun Julius Issuer 2023-2 Ll Series 2023-2A Class A1, 6.6% 1/30/59 (b)	147,059	148,813
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	51,000	51,176
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	38,000	38,653
TOTAL ASSET-BACKED SECURITIES (Cost $1,291,081)		1,201,370

Commercial Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
DC Commercial Morgage Trust sequential payer Series 2023-DC Class A, 6.3143% 9/12/40 (b)	100,000	103,899
Freddie Mac:
sequential payer:
Series 2020-KG03 Class A2, 1.297% 6/25/30	160,000	136,875
Series 2022-KG07 Class A2, 3.123% 8/25/32	200,000	184,713
Series 2022-KSG4 Class A2, 3.4% 8/25/32 (c)	200,000	188,192
Series 2023-KG08 Class A2, 4.134% 5/25/33	300,000	296,065
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $933,374)		909,744

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
Dominican Republic 6.6% 6/1/36 (b)		150,000	157,650
German Federal Republic:
0% 8/15/30 (Reg. S)	EUR	22,000	21,464
2.3% 2/15/33(Reg. S)	EUR	20,000	22,275
United Kingdom, Great Britain and Northern Ireland:
0.375% 10/22/30 (Reg. S)	GBP	55,000	58,964
4.25% 6/7/32	GBP	20,000	26,978
Uruguay Republic 5.75% 10/28/34		100,000	108,313
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $372,981)			395,644

Preferred Securities - 0.6%
		Principal Amount (a)	Value ($)
UTILITIES - 0.6%
Electric Utilities - 0.6%
TenneT Holding BV 4.625% (Reg. S) (c)(f)	EUR	100,000	111,960
Terna - Rete Elettrica Nazionale 2.375% (Reg. S) (c)(f)	EUR	100,000	105,654
TOTAL PREFERRED SECURITIES (Cost $221,136)			217,614

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $674,248)	674,113	674,248

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $39,065,269)	38,149,067
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(647,132)
NET ASSETS - 100.0%	37,501,935

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5	Dec 2024	546,992	(2,352)	(2,352)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	8	Dec 2024	1,051,987	1,676	1,676
Eurex Euro-Bund Contracts (Germany)	4	Dec 2024	589,841	1,456	1,456
Eurex Euro-Schatz Contracts (Germany)	11	Dec 2024	1,296,800	963	963

TOTAL SOLD					4,095

TOTAL FUTURES CONTRACTS					1,743
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 7.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	220,339	EUR	199,000	BNP Paribas S.A.	9/04/24	364
EUR	199,000	USD	220,631	BNP Paribas S.A.	10/03/24	(364)
EUR	3,000	USD	3,339	Citibank, N. A.	10/03/24	(19)
USD	12,733	AUD	19,000	UBS AG	10/03/24	(137)
USD	3,120,697	EUR	2,823,000	Bank of America, N.A.	10/03/24	(3,993)
USD	2,227	EUR	2,000	Bank of America, N.A.	10/03/24	13
USD	4,465	EUR	4,000	JPMorgan Chase Bank, N.A.	10/03/24	37
USD	98,471	GBP	76,000	State Street Bank and Trust Co	10/03/24	(1,367)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(5,466)
Unrealized Appreciation						414
Unrealized Depreciation						(5,880)

Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,317,538 or 11.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $54,170.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	847,713	13,072,096	13,245,564	41,812	3	-	674,248	0.0%
Total	847,713	13,072,096	13,245,564	41,812	3	-	674,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	16,518,856	-	16,518,856	-

U.S. Government and Government Agency Obligations	10,285,999	-	10,285,999	-

U.S. Government Agency - Mortgage Securities	7,945,592	-	7,945,592	-

Asset-Backed Securities	1,201,370	-	1,201,370	-

Commercial Mortgage Securities	909,744	-	909,744	-

Foreign Government and Government Agency Obligations	395,644	-	395,644	-

Preferred Securities	217,614	-	217,614	-

Money Market Funds	674,248	674,248	-	-
Total Investments in Securities:	38,149,067	674,248	37,474,819	-
Derivative Instruments: Assets
Futures Contracts	4,095	4,095	-	-
Forward Foreign Currency Contracts	414	-	414	-
Total Assets	4,509	4,095	414	-
Liabilities
Futures Contracts	(2,352)	(2,352)	-	-
Forward Foreign Currency Contracts	(5,880)	-	(5,880)	-
Total Liabilities	(8,232)	(2,352)	(5,880)	-
Total Derivative Instruments:	(3,723)	1,743	(5,466)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	414	(5,880)
Total Foreign Exchange Risk	414	(5,880)
Interest Rate Risk
Futures Contracts (b)	4,095	(2,352)
Total Interest Rate Risk	4,095	(2,352)
Total Value of Derivatives	4,509	(8,232)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $38,391,021)	$37,474,819
Fidelity Central Funds (cost $674,248)	674,248

Total Investment in Securities (cost $39,065,269)		$38,149,067
Cash		237
Foreign currency held at value (cost $146,136)		146,106
Receivable for investments sold		216,579
Unrealized appreciation on forward foreign currency contracts		414
Receivable for fund shares sold		20,011
Interest receivable		291,683
Distributions receivable from Fidelity Central Funds		2,969
Receivable from investment adviser for expense reductions		694
Total assets		38,827,760
Liabilities
Payable for investments purchased
Regular delivery	$450,001
Delayed delivery	783,555
Unrealized depreciation on forward foreign currency contracts	5,880
Payable for fund shares redeemed	3,430
Distributions payable	68,767
Accrued management fee	10,914
Distribution and service plan fees payable	1,019
Payable for daily variation margin on futures contracts	17
Other affiliated payables	2,167
Other payables and accrued expenses	75
Total liabilities		1,325,825
Net Assets		$37,501,935
Net Assets consist of:
Paid in capital		$48,971,574
Total accumulated earnings (loss)		(11,469,639)
Net Assets		$37,501,935

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,011,043 ÷ 117,242 shares)(a)		$8.62
Maximum offering price per share (100/96.00 of $8.62)		$8.98
Class M :
Net Asset Value and redemption price per share ($780,024 ÷ 90,453 shares)(a)		$8.62
Maximum offering price per share (100/96.00 of $8.62)		$8.98
Class C :
Net Asset Value and offering price per share ($777,473 ÷ 90,245 shares)(a)		$8.62
Fidelity Environmental Bond Fund :
Net Asset Value, offering price and redemption price per share ($11,610,260 ÷ 1,346,333 shares)		$8.62
Class I :
Net Asset Value, offering price and redemption price per share ($392,970 ÷ 45,608 shares)		$8.62
Class Z :
Net Asset Value, offering price and redemption price per share ($22,930,165 ÷ 2,659,059 shares)		$8.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$7,306
Interest		1,376,370
Income from Fidelity Central Funds		41,812
Total income		1,425,488
Expenses
Management fee	$120,006
Transfer agent fees	24,011
Distribution and service plan fees	11,693
Independent trustees' fees and expenses	102
Total expenses before reductions	155,812
Expense reductions	(10,190)
Total expenses after reductions		145,622
Net Investment income (loss)		1,279,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(635,639)
Fidelity Central Funds	3
Forward foreign currency contracts	25,844
Foreign currency transactions	1,345
Futures contracts	(5,669)
Total net realized gain (loss)		(614,116)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,951,972
Forward foreign currency contracts	(46,004)
Assets and liabilities in foreign currencies	1,450
Futures contracts	11,002
Total change in net unrealized appreciation (depreciation)		1,918,420
Net gain (loss)		1,304,304
Net increase (decrease) in net assets resulting from operations		$2,584,170
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,279,866	$899,397
Net realized gain (loss)	(614,116)	(1,736,621)
Change in net unrealized appreciation (depreciation)	1,918,420	453,905
Net increase (decrease) in net assets resulting from operations	2,584,170	(383,319)
Distributions to shareholders	(1,175,819)	(1,186,567)

Share transactions - net increase (decrease)	3,329,779	3,956,209
Total increase (decrease) in net assets	4,738,130	2,386,323

Net Assets
Beginning of period	32,763,805	30,377,482
End of period	$37,501,935	$32,763,805

Financial Highlights
Fidelity Advisor® Environmental Bond Fund Class A

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.289	.223	.101	.010
Net realized and unrealized gain (loss)	.304	(.337)	(1.386)	.101
Total from investment operations	.593	(.114)	(1.285)	.111
Distributions from net investment income	(.263)	(.306)	(.100) D	(.011)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.263)	(.306)	(.105)	(.011)
Net asset value, end of period	$8.62	$8.29	$8.71	$10.10
Total Return E,F,G	7.31%	(1.30)%	(12.79)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.69%	.71%	.67%	.65% J
Expenses net of fee waivers, if any	.69%	.71%	.67%	.65% J
Expenses net of all reductions	.69%	.70%	.67%	.65% J
Net investment income (loss)	3.47%	2.66%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,011	$1,000	$778	$809
Portfolio turnover rate K	97%	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class M

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.290	.225	.101	.010
Net realized and unrealized gain (loss)	.305	(.337)	(1.386)	.101
Total from investment operations	.595	(.112)	(1.285)	.111
Distributions from net investment income	(.265)	(.308)	(.100) D	(.011)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.265)	(.308)	(.105)	(.011)
Net asset value, end of period	$8.62	$8.29	$8.71	$10.10
Total Return E,F,G	7.33%	(1.28)%	(12.78)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68%	.69%	.67%	.65% J
Expenses net of fee waivers, if any	.68%	.69%	.67%	.65% J
Expenses net of all reductions	.67%	.69%	.66%	.65% J
Net investment income (loss)	3.48%	2.68%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$780	$729	$736	$809
Portfolio turnover rate K	97%	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class C

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.28	$8.70	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.226	.162	.030	(.005)
Net realized and unrealized gain (loss)	.315	(.337)	(1.382)	.095
Total from investment operations	.541	(.175)	(1.352)	.090
Distributions from net investment income	(.201)	(.245)	(.033) D	- E
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.201)	(.245)	(.038)	- E
Net asset value, end of period	$8.62	$8.28	$8.70	$10.09
Total Return F,G,H	6.65%	(2.02)%	(13.42)%	.90%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.44%	1.43%	1.42%	1.39% K
Expenses net of fee waivers, if any	1.44%	1.43%	1.42%	1.39% K
Expenses net of all reductions	1.43%	1.43%	1.42%	1.39% K
Net investment income (loss)	2.72%	1.93%	.32%	(.25)% K
Supplemental Data
Net assets, end of period (000 omitted)	$777	$732	$741	$808
Portfolio turnover rate L	97%	84%	198%	12% M

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
EAmount represents less than $.0005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MAmount not annualized.
Fidelity® Environmental Bond Fund

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.309	.245	.120	.015
Net realized and unrealized gain (loss)	.304	(.337)	(1.385)	.101
Total from investment operations	.613	(.092)	(1.265)	.116
Distributions from net investment income	(.283)	(.328)	(.120) D	(.016)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.283)	(.328)	(.125)	(.016)
Net asset value, end of period	$8.62	$8.29	$8.71	$10.10
Total Return E,F	7.57%	(1.05)%	(12.60)%	1.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% I
Expenses net of all reductions	.45%	.45%	.45%	.45% I
Net investment income (loss)	3.71%	2.91%	1.29%	.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,610	$10,241	$10,796	$7,663
Portfolio turnover rate J	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class I

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.28	$8.70	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.303	.236	.109	.016
Net realized and unrealized gain (loss)	.315	(.339)	(1.372)	.100
Total from investment operations	.618	(.103)	(1.263)	.116
Distributions from net investment income	(.278)	(.317)	(.132) D	(.016)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.278)	(.317)	(.137)	(.016)
Net asset value, end of period	$8.62	$8.28	$8.70	$10.10
Total Return E,F	7.63%	(1.18)%	(12.58)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.57%	.58%	.60%	.40% I
Expenses net of fee waivers, if any	.52%	.58%	.60%	.40% I
Expenses net of all reductions	.52%	.57%	.59%	.40% I
Net investment income (loss)	3.64%	2.79%	1.14%	.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$393	$482	$996	$809
Portfolio turnover rate J	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class Z

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.316	.252	.130	.017
Net realized and unrealized gain (loss)	.305	(.337)	(1.386)	.101
Total from investment operations	.621	(.085)	(1.256)	.118
Distributions from net investment income	(.291)	(.335)	(.129) D	(.018)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.291)	(.335)	(.134)	(.018)
Net asset value, end of period	$8.62	$8.29	$8.71	$10.10
Total Return E,F	7.67%	(.96)%	(12.52)%	1.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40%	.40%	.40%	.40% I
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.36%	.36%	.36%	.36% I
Net investment income (loss)	3.80%	3.00%	1.38%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$22,930	$19,580	$16,331	$809
Portfolio turnover rate J	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Environmental Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. The Fund also will be affected by a decrease in governmental or other support for environmental initiatives.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carry forwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$731,729
Gross unrealized depreciation	(1,657,292)
Net unrealized appreciation (depreciation)	$(925,563)
Tax Cost	$39,083,852

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,684
Capital loss carryforward	$(10,571,219)
Net unrealized appreciation (depreciation) on securities and other investments	$(924,467)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,880,600)
Long-term	(1,690,619)
Total capital loss carryforward	$(10,571,219)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$1,175,819	$ 1,186,567

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Environmental Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	25,844	(46,004)
Total Foreign Exchange Risk	25,844	(46,004)
Interest Rate Risk
Futures Contracts	(5,669)	11,002
Total Interest Rate Risk	(5,669)	11,002
Totals	20,175	(35,002)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environmental Bond Fund	27,837,233	25,506,682
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,503	1,938
Class M	- %	.25%	1,854	1,773
Class C	.75%	.25%	7,336	7,093
			11,693	10,804

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13
Class M	8
21

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	928.09
Class M	573.08
Class C	652.09
Fidelity Environmental Bond Fund	10,437.10
Class I	945.22
Class Z	10,476.05
	24,011

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.45%A	228
Class Z	.36%	8,365
		8,593

A Expense limitation effective March 1, 2024.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,597.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Environmental Bond Fund
Distributions to shareholders
Class A	$31,659	$31,286
Class M	23,579	26,484
Class C	17,738	21,134
Fidelity Environmental Bond Fund	355,569	430,440
Class I	14,010	25,677
Class Z	733,264	651,546
Total	$1,175,819	$1,186,567
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Environmental Bond Fund
Class A
Shares sold	805	28,410	$6,715	$238,142
Reinvestment of distributions	3,798	3,721	31,655	31,286
Shares redeemed	(7,975)	(805)	(66,981)	(6,774)
Net increase (decrease)	(3,372)	31,326	$(28,611)	$262,654
Class M
Shares sold	368	1,293	$3,060	$10,953
Reinvestment of distributions	2,827	3,149	23,568	26,467
Shares redeemed	(705)	(993)	(5,892)	(8,362)
Net increase (decrease)	2,490	3,449	$20,736	$29,058
Class C
Shares sold	2,248	943	$18,938	$8,011
Reinvestment of distributions	2,127	2,516	17,717	21,134
Shares redeemed	(2,504)	(192)	(20,421)	(1,599)
Net increase (decrease)	1,871	3,267	$16,234	$27,546
Fidelity Environmental Bond Fund
Shares sold	253,726	368,998	$2,138,894	$3,117,905
Reinvestment of distributions	38,933	44,374	324,640	372,993
Shares redeemed	(181,609)	(417,550)	(1,519,593)	(3,486,711)
Net increase (decrease)	111,050	(4,178)	$943,941	$4,187
Class I
Shares sold	2,162	21,555	$17,936	$181,063
Reinvestment of distributions	1,564	2,898	13,011	24,339
Shares redeemed	(16,262)	(80,804)	(134,626)	(675,129)
Net increase (decrease)	(12,536)	(56,351)	$(103,679)	$(469,727)
Class Z
Shares sold	514,452	700,912	$4,288,702	$5,884,450
Reinvestment of distributions	5,118	4,754	42,627	39,895
Shares redeemed	(222,445)	(218,707)	(1,850,171)	(1,821,854)
Net increase (decrease)	297,125	486,959	$2,481,158	$4,102,491
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Environmental Bond Fund	18%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Environmental Bond Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Environmental Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2024 and for the period June 15, 2021 (commencement of operations) through August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the three years in the period ended August 31, 2024 and for the period June 15, 2021 (commencement of operations) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 29.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $789,963 of distributions paid in the calendar year 2023 as indicated in the QII memo as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $ $1,175,819 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901918.103
ENB-ANN-1024
Fidelity® Total Bond K6 Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Total Bond K6 Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 25.2%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26		1,530,000	952,560
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Itron, Inc. 1.375% 7/15/30 (b)		90,000	92,070
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		232,000	238,844
Wolfspeed, Inc. 1.875% 12/1/29		1,381,000	526,442
			765,286
TOTAL INFORMATION TECHNOLOGY			857,356

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		250,000	212,500
Redfin Corp. 0.5% 4/1/27		932,000	638,420
			850,920
UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		230,000	245,410
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International, Inc.:
0.25% 12/1/26		455,000	344,624
2.625% 2/15/28		232,000	149,756
			494,380
TOTAL UTILITIES			739,790

TOTAL CONVERTIBLE BONDS			3,400,626
Nonconvertible Bonds - 25.2%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
Altice France SA:
5.125% 1/15/29(b)		750,000	520,694
5.125% 7/15/29(b)		1,730,000	1,206,999
5.5% 1/15/28(b)		69,000	49,100
5.5% 10/15/29(b)		491,000	340,676
AT&T, Inc.:
2.55% 12/1/33		8,339,000	6,906,876
3.8% 12/1/57		4,105,000	3,008,790
4.3% 2/15/30		559,000	553,333
5.15% 11/15/46		1,000,000	958,270
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		95,000	81,147
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		252,000	250,092
Consolidated Communications, Inc. 5% 10/1/28 (b)		148,000	129,200
Frontier Communications Holdings LLC:
6% 1/15/30(b)		500,000	461,188
8.625% 3/15/31(b)		475,000	502,621
IHS Holding Ltd.:
5.625% 11/29/26(b)		575,000	558,469
6.25% 11/29/28(b)		55,000	50,566
Iliad Holding SAS:
7% 10/15/28(b)		26,000	26,389
8.5% 4/15/31(b)		400,000	423,867
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	200,000	222,074
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		44,000	27,390
3.875% 10/15/30(b)		85,000	57,840
4% 4/15/31(b)		25,000	16,750
4.5% 4/1/30(b)		1,080,000	791,674
10.5% 5/15/30(b)		550,000	589,309
11% 11/15/29(b)		130,000	142,520
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		955,000	593,800
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		170,000	151,672
Sable International Finance Ltd. 5.75% 9/7/27 (b)		220,000	216,768
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		535,000	507,715
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		255,000	252,928
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	386,500
Telstra Group Ltd. 3.5% 9/3/36 (Reg. S)	EUR	550,000	606,383
Verizon Communications, Inc.:
2.55% 3/21/31		1,065,000	936,809
3.75% 2/28/36	EUR	193,000	213,798
4.78% 2/15/35(b)		1,330,000	1,311,444
4.862% 8/21/46		1,250,000	1,181,278
5.012% 4/15/49		16,000	15,871
Windstream Escrow LLC 7.75% 8/15/28 (b)		370,000	361,159
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)		500,000	436,417
			25,048,376
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		445,000	409,955
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	289,000	330,890
			740,845
Interactive Media & Services - 0.0%
Baidu, Inc. 2.375% 10/9/30		225,000	198,502
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		110,000	105,861
2.39% 6/3/30(b)		225,000	200,602
3.975% 4/11/29(b)		80,000	78,165
			583,130
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		605,000	567,224
Altice Financing SA:
5% 1/15/28(b)		285,000	228,892
5.75% 8/15/29(b)		1,195,000	920,514
Altice France Holding SA 6% 2/15/28 (b)		375,000	120,779
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 5/1/32		1,440,000	1,229,550
5% 2/1/28(b)		3,015,000	2,905,258
5.125% 5/1/27(b)		700,000	686,056
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32		5,000,000	3,994,040
4.4% 4/1/33		6,526,000	5,931,574
5.25% 4/1/53		4,181,000	3,423,723
5.375% 5/1/47		3,320,000	2,768,683
5.5% 4/1/63		2,499,000	2,003,533
5.75% 4/1/48		861,000	747,490
6.1% 6/1/29		2,402,000	2,481,693
6.55% 6/1/34		6,310,000	6,536,448
6.65% 2/1/34		11,000,000	11,456,543
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		250,000	244,228
7.5% 6/1/29(b)		445,000	375,234
7.875% 4/1/30(b)(c)		400,000	417,943
9% 9/15/28(b)(c)		250,000	265,742
Comcast Corp. 6.45% 3/15/37		365,000	414,734
CSC Holdings LLC:
3.375% 2/15/31(b)		2,025,000	1,302,161
4.125% 12/1/30(b)		5,000	3,297
4.5% 11/15/31(b)		365,000	242,746
4.625% 12/1/30(b)		500,000	195,497
5.375% 2/1/28(b)		100,000	76,889
Discovery Communications LLC 3.625% 5/15/30		708,000	628,428
DISH DBS Corp.:
5.75% 12/1/28(b)		485,000	373,163
5.875% 11/15/24		120,000	116,481
DISH Network Corp. 11.75% 11/15/27 (b)		890,000	904,921
Fox Corp.:
4.709% 1/25/29		312,000	314,186
5.476% 1/25/39		308,000	306,838
Lamar Media Corp. 3.625% 1/15/31		1,155,000	1,045,864
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		655,000	528,974
6.75% 10/15/27(b)		421,000	384,917
Sirius XM Radio, Inc. 5.5% 7/1/29 (b)(c)		1,225,000	1,192,236
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		400,000	363,752
Time Warner Cable LLC:
6.75% 6/15/39		545,000	541,894
7.3% 7/1/38		2,420,000	2,530,898
Univision Communications, Inc.:
7.375% 6/30/30(b)		1,160,000	1,113,414
8.5% 7/31/31(b)		605,000	603,798
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		1,855,000	1,638,155
VTR Finance BV 6.375% 7/15/28 (b)		290,000	265,350
Warnermedia Holdings, Inc.:
3.755% 3/15/27		973,000	932,177
4.054% 3/15/29		337,000	314,849
4.279% 3/15/32		27,816,000	24,315,381
4.693% 5/17/33 (Reg. S)	EUR	350,000	382,136
5.05% 3/15/42		738,000	591,385
5.141% 3/15/52		3,903,000	2,968,616
Ziggo BV 4.875% 1/15/30 (b)		450,000	419,543
			92,317,827
Wireless Telecommunication Services - 0.3%
AXIAN Telecom 7.375% 2/16/27 (b)		465,000	463,983
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		1,860,000	1,831,093
CT Trust 5.125% 2/3/32 (b)		305,000	273,356
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		525,000	504,104
Millicom International Cellular SA:
4.5% 4/27/31(b)		165,000	146,748
5.125% 1/15/28(b)		693,000	670,221
6.25% 3/25/29(b)		1,440,000	1,419,120
7.375% 4/2/32(b)		205,000	206,927
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		145,000	146,359
T-Mobile U.S.A., Inc.:
3.75% 4/15/27		1,250,000	1,227,313
3.875% 4/15/30		2,100,000	2,020,402
4.375% 4/15/40		269,000	242,440
4.5% 4/15/50		528,000	458,128
5.05% 7/15/33		8,000,000	8,097,856
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(d)	GBP	106,000	137,648
6.25% 10/3/78 (Reg. S)(d)		427,000	426,962
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		70,000	60,288
5.125% 1/15/28(b)		315,000	288,915
			18,621,863
TOTAL COMMUNICATION SERVICES			137,312,041

CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.1%
Dana, Inc. 4.5% 2/15/32		185,000	164,067
Hertz Corp. 12.625% 7/15/29 (b)(c)		25,000	26,629
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		75,000	78,053
8.125% 3/30/29(b)		365,000	387,894
8.375% 5/1/28(b)		860,000	911,199
Metalsa SA de CV 3.75% 5/4/31 (b)		205,000	171,688
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	300,000	344,037
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	300,000	338,975
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	200,000	213,895
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	400,000	417,110
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		35,000	34,693
6.875% 4/14/28(b)		650,000	671,541
			3,759,781
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		245,000	249,503
Ford Motor Co. 3.25% 2/12/32		4,000,000	3,406,902
McLaren Finance PLC 7.5% 8/1/26 (b)		300,000	263,549
RCI Banque SA 5.5% 10/9/34 (Reg. S) (d)	EUR	200,000	225,251
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(d)(e)		365,000	365,030
Thor Industries, Inc. 4% 10/15/29 (b)		240,000	219,109
			4,729,344
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		135,000	115,856
JD.com, Inc. 3.375% 1/14/30		380,000	357,880
John Lewis PLC 6.125% 1/21/25	GBP	1,656,000	2,177,729
Kohl's Corp. 4.25% 7/17/25		25,000	24,762
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	339,000	434,830
Match Group Holdings II LLC 4.125% 8/1/30 (b)		855,000	787,572
Nordstrom, Inc. 4.375% 4/1/30 (c)		315,000	289,278
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	100,000	92,127
3.061% 7/13/31(b)		200,000	171,563
3.68% 1/21/30(b)		170,000	156,613
4.027% 8/3/50(b)		270,000	189,506
4.193% 1/19/32(b)		85,000	77,138
			4,874,854
Distributors - 0.0%
The Gates Corp. 6.875% 7/1/29 (b)		280,000	287,208
Diversified Consumer Services - 0.1%
Service Corp. International 5.125% 6/1/29		850,000	839,973
Sotheby's 7.375% 10/15/27 (b)		380,000	362,880
StoneMor, Inc. 8.5% 5/15/29 (b)		118,000	104,997
TKC Holdings, Inc.:
6.875% 5/15/28(b)		320,000	317,928
10.5% 5/15/29(b)		810,000	807,961
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		865,000	861,027
			3,294,766
Hotels, Restaurants & Leisure - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		655,000	625,484
6.125% 6/15/29(b)		565,000	577,020
Aramark Services, Inc. 5% 2/1/28 (b)(c)		830,000	814,095
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		75,000	76,125
6.4% 1/15/34(b)		155,000	169,434
Boyd Gaming Corp. 4.75% 12/1/27		650,000	637,824
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)(c)		700,000	662,136
6.5% 2/15/32(b)		620,000	637,131
Carnival Corp.:
6% 5/1/29(b)		400,000	401,788
7.625% 3/1/26(b)		735,000	742,446
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		1,000,000	898,958
Garden SpinCo Corp. 8.625% 7/20/30 (b)(c)		75,000	81,841
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		265,000	236,927
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		915,000	820,145
5.875% 4/1/29(b)(c)		1,095,000	1,115,883
Hilton Grand Vacations Borrower Escrow LLC:
5% 6/1/29(b)(c)		500,000	472,737
6.625% 1/15/32(b)		50,000	50,603
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	254,000	314,174
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		223,000	212,743
Life Time, Inc. 5.75% 1/15/26 (b)		250,000	250,041
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		250,000	235,690
McDonald's Corp. 3.5% 7/1/27		353,000	345,431
Meituan:
2.125% 10/28/25(b)		125,000	120,639
3.05% 10/28/30(b)		290,000	259,736
Melco Resorts Finance Ltd.:
5.375% 12/4/29(b)		270,000	246,134
5.75% 7/21/28(b)		405,000	385,593
Merlin Entertainments Group 7.375% 2/15/31 (b)		150,000	149,445
MGM Resorts International 5.75% 6/15/25		310,000	309,959
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		165,000	165,282
5.5% 8/31/26(b)		1,755,000	1,757,487
6% 2/1/33(b)		800,000	819,510
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	249,000	302,329
3.375% 10/16/25 (Reg. S)	GBP	1,045,000	1,342,429
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)(c)		2,105,000	2,091,000
Yum! Brands, Inc.:
3.625% 3/15/31		805,000	738,872
4.625% 1/31/32		750,000	710,826
			19,777,897
Household Durables - 0.1%
Century Communities, Inc. 3.875% 8/15/29 (b)		215,000	199,196
Landsea Homes Corp. 8.875% 4/1/29 (b)		280,000	289,812
LGI Homes, Inc. 8.75% 12/15/28 (b)		201,000	214,155
Newell Brands, Inc. 6.875% 4/1/36 (c)(f)		285,000	271,013
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)		1,190,000	1,046,585
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	648,000	677,595
TopBuild Corp. 4.125% 2/15/32 (b)		385,000	350,421
Vestel Elektonik Sanayi ve Ticaret A/S 9.75% 5/15/29 (b)		200,000	201,222
			3,249,999
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)(c)		740,000	752,014
Specialty Retail - 0.2%
Arko Corp. 5.125% 11/15/29 (b)		250,000	222,045
Asbury Automotive Group, Inc.:
4.625% 11/15/29(b)(c)		1,070,000	1,018,708
5% 2/15/32(b)		575,000	541,565
AutoNation, Inc. 4.75% 6/1/30		156,000	154,125
AutoZone, Inc. 4% 4/15/30		1,110,000	1,078,284
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		510,000	516,371
Carvana Co.:
5.625% 10/1/25(b)		510,000	498,530
12% 12/1/28 pay-in-kind(b)(d)		238,500	247,554
13% 6/1/30 pay-in-kind(b)(d)		266,250	284,236
Champions Financing, Inc. 8.75% 2/15/29 (b)		430,000	441,032
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)		55,000	55,952
Hudson Automotive Group 8% 5/15/32 (b)		140,000	147,665
LBM Acquisition LLC 6.25% 1/15/29 (b)		525,000	474,581
LCM Investments Holdings 4.875% 5/1/29 (b)		80,000	76,208
Lowe's Companies, Inc.:
3.35% 4/1/27		149,000	145,319
3.75% 4/1/32		459,000	431,295
4.25% 4/1/52		1,870,000	1,533,834
4.45% 4/1/62		2,116,000	1,727,322
O'Reilly Automotive, Inc. 4.2% 4/1/30		246,000	241,581
Sally Holdings LLC 6.75% 3/1/32 (c)		235,000	239,717
Staples, Inc.:
10.75% 9/1/29(b)		450,000	423,857
12.75% 1/15/30(b)		338,275	261,444
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		300,000	314,289
			11,075,514
Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		65,000	61,208
Levi Strauss & Co. 3.5% 3/1/31 (b)		765,000	690,098
Tapestry, Inc.:
7% 11/27/26		896,000	924,217
7.05% 11/27/25		332,000	338,154
7.35% 11/27/28		1,433,000	1,503,113
7.7% 11/27/30		1,598,000	1,701,557
7.85% 11/27/33		1,598,000	1,709,904
Wolverine World Wide, Inc. 4% 8/15/29 (b)		250,000	212,890
			7,141,141
TOTAL CONSUMER DISCRETIONARY			58,942,518

CONSUMER STAPLES - 0.9%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		720,000	664,098
4.5% 6/1/50		1,000,000	932,694
4.75% 4/15/58		613,000	573,215
5.45% 1/23/39		800,000	841,823
5.55% 1/23/49		1,824,000	1,911,447
5.8% 1/23/59 (Reg. S)		1,933,000	2,122,039
Central American Bottling Corp. 5.25% 4/27/29 (b)		235,000	226,555
Molson Coors Beverage Co. 5% 5/1/42		2,945,000	2,797,589
The Coca-Cola Co.:
3.375% 3/25/27		1,279,000	1,258,823
3.45% 3/25/30		713,000	686,676
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		455,000	449,959
			12,464,918
Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.875% 2/15/30(b)		650,000	635,286
6.5% 2/15/28(b)		350,000	354,508
C&S Group Enterprises LLC 5% 12/15/28 (b)		595,000	449,465
KeHE Distributor / Nextwave 9% 2/15/29 (b)		475,000	495,556
Kroger Co.:
4.65% 9/15/29		2,680,000	2,679,864
4.9% 9/15/31		2,680,000	2,677,995
5% 9/15/34		2,680,000	2,671,670
Minerva Luxembourg SA 8.875% 9/13/33 (b)		125,000	134,929
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		270,000	270,759
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	400,000	469,499
Sigma Holdco BV 7.875% 5/15/26 (b)		611,000	602,703
Sysco Corp.:
5.95% 4/1/30		471,000	502,696
6.6% 4/1/50		710,000	816,039
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	380,000	447,753
U.S. Foods, Inc.:
4.625% 6/1/30(b)(c)		790,000	756,178
7.25% 1/15/32(b)		180,000	190,001
United Natural Foods, Inc. 6.75% 10/15/28 (b)		87,000	81,709
Walgreens Boots Alliance, Inc. 8.125% 8/15/29		200,000	200,225
			14,436,835
Food Products - 0.0%
Adecoagro SA 6% 9/21/27 (b)		75,000	74,133
Camposol SA 6% 2/3/27 (b)		200,000	180,414
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		640,000	636,674
6% 6/15/30(b)(c)		110,000	111,346
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		925,000	852,042
MARB BondCo PLC 3.95% 1/29/31 (b)		160,000	135,360
Post Holdings, Inc.:
5.625% 1/15/28(b)		376,000	375,028
6.375% 3/1/33(b)		600,000	604,380
			2,969,377
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 4/30/31 (b)(c)		500,000	453,073
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31(b)		120,000	123,477
10.75% 6/30/32(b)		120,000	119,628
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	378,000	424,255
Resideo Funding, Inc. 6.5% 7/15/32 (b)		210,000	213,793
			1,334,226
Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46		1,521,000	1,163,486
4.25% 8/9/42		932,000	783,165
4.5% 5/2/43		632,000	544,824
4.8% 2/14/29		173,000	173,993
5.95% 2/14/49		600,000	618,299
BAT Capital Corp.:
4.7% 4/2/27		1,252,000	1,255,850
4.906% 4/2/30		1,500,000	1,508,364
5.282% 4/2/50		1,500,000	1,367,806
5.834% 2/20/31		79,000	82,920
6% 2/20/34		10,000,000	10,543,837
6.421% 8/2/33		1,137,000	1,232,874
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	582,000	645,291
Imperial Brands Finance Netherlands BV 5.25% 2/15/31 (Reg. S)	EUR	602,000	708,120
Imperial Brands Finance PLC 6.125% 7/27/27 (b)		764,000	790,632
Reynolds American, Inc. 7.25% 6/15/37		75,000	85,097
			21,504,558
TOTAL CONSUMER STAPLES			52,709,914

ENERGY - 3.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)		300,000	303,742
Guara Norte SARL 5.198% 6/15/34 (b)		186,334	176,395
Kodiak Gas Services LLC 7.25% 2/15/29 (b)		325,000	336,580
Nabors Industries, Inc. 8.875% 8/15/31 (b)		150,000	150,302
Oleoducto Central SA 4% 7/14/27 (b)		195,000	186,164
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		540,000	570,013
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		410,000	416,919
Star Holding LLC 8.75% 8/1/31 (b)		95,000	93,067
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		200,000	210,980
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		240,000	249,675
8.375% 11/7/28(b)		80,000	86,650
Transocean, Inc.:
8% 2/1/27(b)		300,000	299,969
8.25% 5/15/29(b)		560,000	566,933
8.5% 5/15/31(b)		575,000	583,457
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)		230,000	236,247
Valaris Ltd. 8.375% 4/30/30 (b)		280,000	292,106
Vallourec SA 7.5% 4/15/32 (b)		595,000	626,549
Viridien 8.75% 4/1/27 (b)		500,000	479,015
Yinson Boronia Production BV 8.947% 7/31/42 (b)		455,000	476,863
			6,341,626
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)		1,855,000	1,847,793
Baytex Energy Corp. 7.375% 3/15/32 (b)		285,000	295,170
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		80,000	83,213
7.25% 7/15/32(b)		80,000	83,879
California Resources Corp. 8.25% 6/15/29 (b)		730,000	752,942
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		200,000	196,641
Canacol Energy Ltd. 5.75% 11/24/28 (b)		740,000	426,425
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,400,000	5,262,406
3.85% 6/1/27		2,700,000	2,647,961
3.9% 2/1/25		525,000	521,851
5.85% 2/1/35		525,000	544,811
Cenovus Energy, Inc.:
3.75% 2/15/52		210,000	152,767
5.25% 6/15/37		717,000	704,867
5.4% 6/15/47		146,000	140,072
6.75% 11/15/39		58,000	64,853
Cheniere Energy Partners LP:
3.25% 1/31/32		705,000	625,517
5.75% 8/15/34(b)		270,000	279,543
CNX Midstream Partners LP 4.75% 4/15/30 (b)		745,000	694,851
Columbia Pipeline Group, Inc. 5.8% 6/1/45		10,000	10,121
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		290,000	304,631
6.036% 11/15/33(b)		781,000	824,600
6.497% 8/15/43(b)		233,000	253,266
6.544% 11/15/53(b)		420,000	465,794
6.714% 8/15/63(b)		252,000	280,162
Comstock Resources, Inc.:
5.875% 1/15/30(b)		380,000	359,260
6.75% 3/1/29(b)(c)		525,000	516,411
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		350,000	354,827
CVR Energy, Inc.:
5.75% 2/15/28(b)		430,000	405,508
8.5% 1/15/29(b)		925,000	942,390
DCP Midstream Operating LP 5.125% 5/15/29		659,000	669,804
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		70,000	70,543
8.625% 3/15/29(b)		297,000	312,289
Ecopetrol SA:
4.625% 11/2/31		160,000	135,312
8.375% 1/19/36		115,000	116,474
8.875% 1/13/33		515,000	546,415
EG Global Finance PLC 12% 11/30/28 (b)		1,805,000	1,968,936
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		565,000	494,905
Empresa Nacional de Petroleo:
5.95% 7/30/34(b)		200,000	207,500
6.15% 5/10/33(b)		50,000	52,250
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		455,000	463,007
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		395,000	375,596
5.375% 3/30/28 (Reg. S)(b)		115,000	103,880
Energean PLC 6.5% 4/30/27 (b)		559,000	551,811
Energy Transfer LP:
3.75% 5/15/30		481,000	454,987
4.95% 6/15/28		494,000	499,119
5% 5/15/50		4,089,000	3,626,564
5.25% 4/15/29		350,000	357,815
5.4% 10/1/47		1,023,000	956,497
5.75% 2/15/33		4,000,000	4,159,632
5.8% 6/15/38		275,000	281,793
6% 6/15/48		1,279,000	1,291,529
6.125% 12/15/45		100,000	102,681
6.25% 4/15/49		241,000	250,757
6.55% 12/1/33		9,000,000	9,842,762
7.375% 2/1/31(b)		185,000	196,964
EnLink Midstream LLC 5.625% 1/15/28 (b)		460,000	468,472
EQM Midstream Partners LP:
4.75% 1/15/31(b)(c)		70,000	67,256
5.5% 7/15/28		455,000	458,037
7.5% 6/1/27(b)		355,000	365,850
Exxon Mobil Corp. 3.482% 3/19/30		3,150,000	3,033,485
FEL Energy VI SARL 5.75% 12/1/40 (b)		113,968	107,629
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		137,768	121,279
2.625% 3/31/36(b)		670,000	566,988
GeoPark Ltd. 5.5% 1/17/27 (b)		205,000	193,342
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		250,000	251,788
7% 8/1/27		850,000	857,292
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		550,000	534,531
Harbour Energy PLC 5.5% 10/15/26 (b)		55,000	54,595
Harvest Midstream I LP 7.5% 5/15/32 (b)		435,000	457,296
Hess Corp.:
5.6% 2/15/41		549,000	561,394
5.8% 4/1/47		874,000	906,609
7.125% 3/15/33		201,000	228,965
7.3% 8/15/31		2,102,000	2,398,427
Hess Midstream Operations LP:
5.125% 6/15/28(b)		565,000	558,544
5.625% 2/15/26(b)		295,000	294,192
6.5% 6/1/29(b)		550,000	567,487
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25% 11/1/28(b)		190,000	191,001
6.25% 4/15/32(b)		1,000,000	996,591
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)		520,000	538,336
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		155,000	132,089
5.375% 4/24/30(b)		30,000	29,663
5.75% 4/19/47(b)		80,000	72,775
Kinder Morgan Energy Partners LP 6.55% 9/15/40		1,365,000	1,461,360
Kinder Morgan, Inc. 5.55% 6/1/45		415,000	402,574
Kinetik Holdings LP:
5.875% 6/15/30(b)		520,000	521,670
6.625% 12/15/28(b)		395,000	407,001
Kosmos Energy Ltd.:
7.125% 4/4/26(b)		585,000	580,431
7.5% 3/1/28(b)		280,000	271,250
7.75% 5/1/27(b)		120,000	118,688
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		215,000	211,437
Matador Resources Co. 6.5% 4/15/32 (b)		390,000	395,805
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		505,329	455,902
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		275,000	275,096
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		315,000	333,309
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		50,000	50,578
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)		300,000	302,581
MPLX LP:
4.8% 2/15/29		175,000	176,654
4.875% 12/1/24		272,000	271,562
4.95% 9/1/32		5,463,000	5,407,571
5% 3/1/33		2,000,000	1,979,151
5.5% 2/15/49		525,000	503,415
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		435,000	393,572
NAK Naftogaz Ukraine:
7.625% 11/8/28(b)		100,000	79,000
7.65% (Reg. S)		133,369	115,364
New Fortress Energy, Inc.:
6.5% 9/30/26(b)(c)		1,790,000	1,549,471
6.75% 9/15/25(b)		785,000	765,483
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		250,000	255,614
Occidental Petroleum Corp.:
5.55% 3/15/26		831,000	837,839
6.2% 3/15/40		700,000	731,566
6.45% 9/15/36		600,000	650,261
6.6% 3/15/46		807,000	871,395
6.625% 9/1/30		8,000,000	8,618,360
7.5% 5/1/31		927,000	1,051,619
7.875% 9/15/31		4,000,000	4,618,012
Ovintiv, Inc.:
5.15% 11/15/41		1,916,000	1,670,423
6.625% 8/15/37		350,000	373,738
7.375% 11/1/31		435,000	486,037
8.125% 9/15/30		1,083,000	1,251,303
Parkland Corp.:
4.625% 5/1/30(b)		250,000	233,821
6.625% 8/15/32(b)		750,000	757,856
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28(c)		400,000	396,072
7.875% 9/15/30(b)		250,000	259,966
Permian Resources Operating LLC:
5.875% 7/1/29(b)		245,000	245,000
6.25% 2/1/33(b)		115,000	117,921
7% 1/15/32(b)		635,000	666,122
Petroleos de Venezuela SA:
5.375%(g)		200,000	20,410
5.5%(g)		15,000	1,529
6%(b)(g)		480,000	48,720
6%(b)(g)		385,000	38,308
9.75%(b)(g)		50,000	5,775
12.75%(b)(g)		51,667	6,368
Petroleos Mexicanos:
5.95% 1/28/31		29,470,000	24,377,289
6.35% 2/12/48		3,548,000	2,342,106
6.49% 1/23/27		570,000	552,976
6.5% 3/13/27		375,000	360,656
6.5% 6/2/41		85,000	59,819
6.625% 6/15/35		870,000	675,990
6.7% 2/16/32		4,920,000	4,223,820
6.75% 9/21/47		13,340,000	9,076,403
6.84% 1/23/30		1,532,000	1,379,413
6.875% 8/4/26		200,000	197,126
6.95% 1/28/60		1,224,000	833,703
7.69% 1/23/50		3,735,000	2,772,117
Petronas Capital Ltd.:
3.404% 4/28/61(b)		205,000	145,076
3.5% 4/21/30(b)		105,000	99,514
Petrorio Luxembourg Holding SA 6.125% 6/9/26 (b)		190,000	188,694
Phillips 66 Co. 3.85% 4/9/25		125,000	123,933
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,767,000	4,487,206
3.6% 11/1/24		266,000	265,078
Prairie Acquiror LP 9% 8/1/29 (b)		310,000	324,241
PT Adaro Indonesia 4.25% 10/31/24 (b)		280,000	278,555
PT Pertamina Persero 4.175% 1/21/50 (b)		100,000	81,775
QatarEnergy:
1.375% 9/12/26(b)		350,000	330,204
2.25% 7/12/31(b)		740,000	645,650
3.125% 7/12/41(b)		535,000	422,650
3.3% 7/12/51(b)		650,000	482,463
Rockies Express Pipeline LLC:
4.8% 5/15/30(b)		550,000	510,552
4.95% 7/15/29(b)		285,000	272,389
6.875% 4/15/40(b)		110,000	106,622
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		340,000	322,044
Sabine Pass Liquefaction LLC 4.5% 5/15/30		1,622,000	1,605,050
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		445,000	387,984
3.25% 11/24/50(b)		345,000	241,931
3.5% 4/16/29(b)		560,000	535,325
3.5% 11/24/70(b)		135,000	91,125
4.25% 4/16/39(b)		620,000	562,743
4.375% 4/16/49(b)		95,000	81,641
5.875% 7/17/64(b)		200,000	202,570
Seplat Energy PLC 7.75% 4/1/26 (b)		45,000	44,789
SM Energy Co.:
6.75% 8/1/29(b)		55,000	55,858
7% 8/1/32(b)		55,000	56,346
Southwestern Energy Co. 5.375% 2/1/29		975,000	962,549
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		150,000	144,016
5.875% 3/15/28		110,000	110,107
6% 4/15/27		705,000	706,022
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		325,000	313,584
6% 3/1/27(b)		555,000	553,432
6% 12/31/30(b)		1,365,000	1,301,737
Talos Production, Inc. 9% 2/1/29 (b)		95,000	100,921
Teine Energy Ltd. 6.875% 4/15/29 (b)		100,000	99,556
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		285,000	243,498
The Williams Companies, Inc.:
3.5% 11/15/30		1,727,000	1,618,149
4.65% 8/15/32		3,526,000	3,468,577
5.3% 8/15/52		346,000	331,284
5.4% 3/2/26		823,000	830,945
5.65% 3/15/33		4,000,000	4,154,460
5.75% 6/24/44		35,000	35,297
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		207,000	192,186
Tullow Oil PLC:
7% 3/1/25(b)		360,000	350,777
10.25% 5/15/26(b)		639,000	618,360
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		225,000	212,711
3.875% 11/1/33(b)		185,000	164,568
Venture Global LNG, Inc.:
7% 1/15/30(b)		30,000	30,670
8.125% 6/1/28(b)		550,000	575,989
Western Midstream Operating LP:
4.05% 2/1/30		6,000,000	5,743,203
4.5% 3/1/28		200,000	197,243
4.65% 7/1/26		138,000	137,291
4.75% 8/15/28		168,000	167,199
			187,556,984
TOTAL ENERGY			193,898,610

FINANCIALS - 9.3%
Banks - 4.3%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	500,000	561,140
Access Bank PLC 6.125% 9/21/26 (b)		95,000	90,221
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(d)	EUR	1,000,000	1,073,006
5.25% 10/23/31 (Reg. S)(d)	EUR	125,000	149,962
6.608% 9/13/29(b)(d)		434,000	460,121
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (d)		400,000	416,192
Banco Do Brasil SA 6% 3/18/31 (b)		165,000	167,261
Bancolombia SA 8.625% 12/24/34 (d)		200,000	209,562
Bank of America Corp.:
2.299% 7/21/32(d)		1,880,000	1,600,295
3.705% 4/24/28(d)		528,000	516,108
4.376% 4/27/28(d)		10,000,000	9,946,988
5.015% 7/22/33(d)		13,317,000	13,472,135
5.288% 4/25/34(d)		11,000,000	11,281,950
5.872% 9/15/34(d)		9,000,000	9,565,356
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(d)		400,000	409,414
Barclays PLC:
5.088% 6/20/30(d)		1,421,000	1,415,670
5.2% 5/12/26		1,318,000	1,321,449
5.262% 1/29/34 (Reg. S)(d)	EUR	821,000	988,048
5.69% 3/12/30(d)		3,094,000	3,189,738
5.829% 5/9/27(d)		2,370,000	2,403,373
6.224% 5/9/34(d)		8,576,000	9,110,959
6.49% 9/13/29(d)		2,400,000	2,542,359
6.692% 9/13/34(d)		2,000,000	2,192,070
8.407% 11/14/32 (Reg. S)(d)	GBP	317,000	442,665
BNP Paribas SA:
2.159% 9/15/29(b)(d)		532,000	479,748
2.219% 6/9/26(b)(d)		1,520,000	1,484,875
2.5% 3/31/32 (Reg. S)(d)	EUR	300,000	319,043
4.125% 5/24/33 (Reg. S)	EUR	500,000	581,498
BPCE SA 5.716% 1/18/30 (b)(d)		250,000	256,114
Citigroup, Inc.:
3.07% 2/24/28(d)		2,000,000	1,929,894
4.3% 11/20/26		6,314,000	6,274,392
4.4% 6/10/25		933,000	927,867
4.412% 3/31/31(d)		2,221,000	2,184,636
4.45% 9/29/27		4,372,000	4,351,407
4.91% 5/24/33(d)		16,224,000	16,137,303
6.27% 11/17/33(d)		2,000,000	2,166,722
Commerzbank AG:
4.875% 10/16/34 (Reg. S)(d)	EUR	200,000	225,125
8.625% 2/28/33 (Reg. S)(d)	GBP	200,000	283,631
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		517,000	482,366
Cooperatieve Rabobank UA:
3.822% 7/26/34 (Reg. S)	EUR	100,000	112,987
4% 1/10/30 (Reg. S)	EUR	600,000	685,587
4.375% 8/4/25		500,000	496,399
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(d)	GBP	615,000	755,863
3.875% 1/9/32 (Reg. S)(d)	EUR	900,000	1,007,290
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (d)	EUR	279,000	277,193
First Citizens Bank & Trust Co. 6.125% 3/9/28		210,000	217,568
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		765,000	732,835
8% 6/15/27(b)		240,000	251,468
HSBC Holdings PLC:
2.804% 5/24/32(d)		298,000	258,815
4.787% 3/10/32 (Reg. S)(d)	EUR	547,000	642,486
4.856% 5/23/33 (Reg. S)(d)	EUR	640,000	758,763
6.8% 9/14/31(d)	GBP	139,000	197,462
8.201% 11/16/34 (Reg. S)(d)	GBP	225,000	324,835
ING Groep NV:
4.5% 5/23/29 (Reg. S)(d)	EUR	400,000	457,997
4.75% 5/23/34 (Reg. S)(d)	EUR	1,200,000	1,423,265
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(d)		242,000	211,722
5.71% 1/15/26(b)		3,773,000	3,785,648
6.625% 6/20/33(b)		599,000	642,368
JPMorgan Chase & Co.:
2.956% 5/13/31(d)		880,000	800,417
3.761% 3/21/34 (Reg. S)(d)	EUR	251,000	280,303
3.882% 7/24/38(d)		1,000,000	892,141
4.323% 4/26/28(d)		5,000,000	4,977,096
4.452% 12/5/29(d)		5,500,000	5,478,376
4.493% 3/24/31(d)		3,000,000	2,990,351
4.586% 4/26/33(d)		2,682,000	2,647,430
4.912% 7/25/33(d)		9,234,000	9,284,837
5.299% 7/24/29(d)		6,500,000	6,669,700
5.336% 1/23/35(d)		5,000,000	5,149,156
5.35% 6/1/34(d)		14,000,000	14,443,743
5.717% 9/14/33(d)		2,700,000	2,824,246
Jyske Bank A/S 5.125% 5/1/35 (Reg. S) (d)	EUR	223,000	257,371
KBC Group NV 6.324% 9/21/34 (b)(d)		913,000	979,776
Lloyds Banking Group PLC:
1.985% 12/15/31(d)	GBP	459,000	560,294
4.5% 1/11/29 (Reg. S)(d)	EUR	260,000	298,428
4.75% 9/21/31 (Reg. S)(d)	EUR	925,000	1,084,258
Magyar Export-Import Bank 6.125% 12/4/27 (b)		75,000	76,383
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(d)	GBP	638,000	780,880
3.073% 5/22/28(d)		951,000	911,762
3.622% 8/14/30 (Reg. S)(d)	GBP	237,000	306,506
4.771% 2/16/29 (Reg. S)(d)	EUR	592,000	682,062
5.847% 3/2/27(d)		3,394,000	3,443,134
7.416% 6/6/33 (Reg. S)(d)	GBP	341,000	470,227
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	626,000	713,298
Societe Generale:
1.488% 12/14/26(b)(d)		1,953,000	1,860,475
4.75% 11/24/25(b)		470,000	465,171
6.691% 1/10/34(b)(d)		798,000	855,297
Synchrony Bank:
5.4% 8/22/25		1,384,000	1,384,946
5.625% 8/23/27		1,253,000	1,270,774
UniCredit SpA:
5.861% 6/19/32(b)(d)		80,000	79,819
7.296% 4/2/34(b)(d)		205,000	215,476
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (d)	GBP	586,000	836,252
Wells Fargo & Co.:
2.879% 10/30/30(d)		5,000,000	4,583,330
3.526% 3/24/28(d)		2,047,000	1,993,213
4.478% 4/4/31(d)		3,026,000	2,994,957
4.897% 7/25/33(d)		7,711,000	7,673,447
5.013% 4/4/51(d)		2,194,000	2,102,285
5.389% 4/24/34(d)		7,133,000	7,310,094
5.499% 1/23/35(d)		686,000	707,921
5.557% 7/25/34(d)		2,000,000	2,064,003
5.574% 7/25/29(d)		6,500,000	6,712,126
6.303% 10/23/29(d)		2,000,000	2,121,513
Western Alliance Bancorp. 3% 6/15/31 (d)		105,000	94,952
Westpac Banking Corp. 4.11% 7/24/34 (d)		744,000	713,435
			237,892,875
Capital Markets - 2.4%
Ares Capital Corp. 3.875% 1/15/26		2,603,000	2,553,231
AssuredPartners, Inc. 5.625% 1/15/29 (b)		500,000	477,832
Athene Global Funding:
5.339% 1/15/27(b)		4,562,000	4,616,833
5.583% 1/9/29(b)		5,040,000	5,175,612
Blackstone Private Credit Fund:
4.7% 3/24/25		3,937,000	3,915,493
7.05% 9/29/25		1,775,000	1,803,009
Coinbase Global, Inc. 3.625% 10/1/31 (b)		250,000	206,014
Deutsche Bank AG:
4.5% 4/1/25		3,804,000	3,779,951
4.5% 7/12/35 (Reg. S)(d)	EUR	100,000	112,775
6.125% 12/12/30 (Reg. S)(d)	GBP	900,000	1,213,867
Deutsche Bank AG New York Branch:
4.1% 1/13/26		1,100,000	1,085,648
5.882% 7/8/31(d)		5,000,000	5,065,132
6.72% 1/18/29(d)		980,000	1,031,728
6.819% 11/20/29(d)		2,377,000	2,529,319
Goldman Sachs Group, Inc.:
2.383% 7/21/32(d)		9,922,000	8,448,238
3.102% 2/24/33(d)		8,272,000	7,317,041
3.691% 6/5/28(d)		4,660,000	4,549,767
3.75% 5/22/25		525,000	519,959
3.8% 3/15/30		3,630,000	3,499,910
3.814% 4/23/29(d)		6,025,000	5,855,253
4.017% 10/31/38(d)		1,000,000	885,800
4.223% 5/1/29(d)		2,500,000	2,465,485
6.75% 10/1/37		278,000	313,337
Hightower Holding LLC 9.125% 1/31/30 (b)		495,000	512,574
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		555,000	529,716
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		65,000	61,767
Moody's Corp.:
3.25% 1/15/28		10,000	9,687
3.75% 3/24/25		1,044,000	1,036,887
Morgan Stanley:
3.622% 4/1/31(d)		2,099,000	1,991,585
3.955% 3/21/35 (Reg. S)(d)	EUR	270,000	302,174
4.431% 1/23/30(d)		2,242,000	2,227,887
4.656% 3/2/29(d)	EUR	279,000	321,838
4.889% 7/20/33(d)		10,947,000	10,920,553
5.164% 4/20/29(d)		6,000,000	6,112,993
5.424% 7/21/34(d)		7,000,000	7,191,034
5.449% 7/20/29(d)		1,318,000	1,358,459
5.831% 4/19/35(d)		6,000,000	6,346,672
StoneX Group, Inc. 7.875% 3/1/31 (b)		200,000	210,302
UBS Group AG:
1.494% 8/10/27(b)(d)		1,190,000	1,115,671
2.125% 11/15/29 (Reg. S)(d)	GBP	385,000	450,012
2.593% 9/11/25(b)(d)		2,086,000	2,084,635
3.75% 3/26/25		1,200,000	1,190,532
3.869% 1/12/29(b)(d)		1,570,000	1,521,450
4.125% 9/24/25(b)		500,000	495,480
4.125% 6/9/33 (Reg. S)(d)	EUR	378,000	427,632
4.194% 4/1/31(b)(d)		2,010,000	1,942,267
4.55% 4/17/26		388,000	386,726
4.75% 3/17/32 (Reg. S)(d)	EUR	1,093,000	1,284,026
5.428% 2/8/30(b)(d)		5,000,000	5,122,773
6.537% 8/12/33(b)(d)		10,000,000	10,846,033
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		290,000	300,848
			133,723,447
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		622,000	617,996
2.45% 10/29/26		868,000	827,277
3% 10/29/28		3,909,000	3,655,887
3.3% 1/30/32		5,872,000	5,219,485
4.45% 4/3/26		561,000	556,842
5.75% 6/6/28		2,000,000	2,068,443
6.45% 4/15/27		4,752,000	4,944,588
6.5% 7/15/25		731,000	738,042
Ally Financial, Inc.:
4.75% 6/9/27		2,500,000	2,491,028
5.125% 9/30/24		465,000	464,675
5.75% 11/20/25		1,560,000	1,564,146
5.8% 5/1/25		1,072,000	1,074,145
6.992% 6/13/29(d)		2,000,000	2,121,211
7.1% 11/15/27		2,060,000	2,187,670
8% 11/1/31		2,549,000	2,909,182
Capital One Financial Corp.:
2.636% 3/3/26(d)		1,062,000	1,047,030
3.273% 3/1/30(d)		1,358,000	1,265,301
3.65% 5/11/27		2,746,000	2,678,938
3.8% 1/31/28		877,000	850,886
4.927% 5/10/28(d)		2,786,000	2,799,684
4.985% 7/24/26(d)		1,448,000	1,444,846
5.247% 7/26/30(d)		2,210,000	2,232,653
6.312% 6/8/29(d)		5,000,000	5,230,110
7.624% 10/30/31(d)		7,238,000	8,170,594
Capstone Borrower, Inc. 8% 6/15/30 (b)		125,000	131,661
Discover Financial Services:
3.95% 11/6/24		4,380,000	4,365,860
4.1% 2/9/27		284,000	279,106
4.5% 1/30/26		803,000	798,128
6.7% 11/29/32		361,000	393,435
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		655,000	685,407
9.25% 4/1/29(b)		190,000	202,255
Ford Motor Credit Co. LLC:
4.063% 11/1/24		4,206,000	4,193,382
4.445% 2/14/30	EUR	212,000	236,939
6.8% 5/12/28		2,000,000	2,098,233
6.86% 6/5/26	GBP	304,000	408,004
7.122% 11/7/33		4,000,000	4,321,101
Navient Corp.:
5.625% 8/1/33		80,000	69,004
6.75% 6/15/26(c)		1,555,000	1,581,827
OneMain Finance Corp.:
3.5% 1/15/27		490,000	464,507
7.125% 3/15/26		315,000	320,964
7.125% 11/15/31		750,000	757,822
7.5% 5/15/31		40,000	41,382
7.875% 3/15/30		410,000	428,810
PRA Group, Inc. 8.875% 1/31/30 (b)		180,000	186,047
Shriram Finance Ltd.:
4.15% 7/18/25(b)		215,000	211,104
6.625% 4/22/27(b)		90,000	90,844
SLM Corp. 4.2% 10/29/25		184,000	181,864
Synchrony Financial:
3.95% 12/1/27		3,042,000	2,931,108
5.15% 3/19/29		1,483,000	1,477,055
			84,016,508
Financial Services - 0.8%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (b)		200,000	210,876
Block, Inc.:
2.75% 6/1/26		180,000	172,870
6.5% 5/15/32(b)		1,335,000	1,384,412
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	289,000	335,135
Corebridge Financial, Inc.:
3.5% 4/4/25		445,000	440,365
3.65% 4/5/27		1,551,000	1,518,591
3.85% 4/5/29		623,000	601,468
3.9% 4/5/32		9,241,000	8,555,758
4.35% 4/5/42		169,000	145,402
4.4% 4/5/52		498,000	413,803
Cosan Luxembourg SA 7.25% 6/27/31 (b)		320,000	331,600
Cruise Yacht Upper Holdco Ltd. 11.875% 7/5/28		200,000	204,000
Equitable Holdings, Inc. 4.572% 2/15/29 (b)		265,000	262,569
GGAM Finance Ltd.:
6.875% 4/15/29(b)		1,090,000	1,124,820
7.75% 5/15/26(b)		440,000	451,479
8% 2/15/27(b)		275,000	286,681
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)		340,000	343,403
Gn Bondco LLC 9.5% 10/15/31 (b)(c)		390,000	396,970
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		1,050,000	1,011,938
6.25% 5/15/26		1,580,000	1,570,936
9% 6/15/30(b)		120,000	121,416
Jackson Financial, Inc.:
3.125% 11/23/31		194,000	167,883
5.17% 6/8/27		682,000	691,274
5.67% 6/8/32		734,000	757,706
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		1,945,000	1,846,675
3% 5/15/32		6,955,000	5,943,990
3.625% 1/15/32		353,000	317,201
5.125% 2/1/28		735,000	738,707
5.5% 1/15/30		342,000	344,479
5.75% 4/1/33		6,910,000	7,073,484
KfW:
0% 3/31/27 (Reg. S)	EUR	316,000	327,621
0.75% 1/15/29 (Reg. S)	EUR	957,000	980,947
2.875% 5/29/26 (Reg. S)	EUR	497,000	551,658
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	528,000	515,686
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		170,000	182,856
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		240,000	223,222
4.375% 11/22/33(b)		120,000	116,850
5.084% 5/22/53(b)		330,000	326,288
5.5% 4/28/33(b)		125,000	131,992
Pine Street Trust II 5.568% 2/15/49 (b)		1,000,000	965,444
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		105,000	74,306
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		270,000	287,456
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)		340,000	350,766
			42,800,983
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(b)		225,000	214,879
7.5% 11/6/30(b)		270,000	277,129
8.25% 2/1/29(b)		125,000	128,655
8.5% 6/15/29(b)		120,000	124,617
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	385,000	569,459
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		250,000	240,947
6.75% 10/15/27(b)		500,000	497,563
American International Group, Inc. 5.125% 3/27/33		1,500,000	1,529,690
AmWINS Group, Inc. 4.875% 6/30/29 (b)		400,000	381,307
Argentum Netherlands BV:
5.625% 8/15/52 (Reg. S)(d)		393,000	392,684
5.75% 8/15/50 (Reg. S)(d)		775,000	773,244
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		1,354,000	1,352,308
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	300,000	323,734
Five Corners Funding Trust II 2.85% 5/15/30 (b)		6,287,000	5,738,078
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)		55,000	59,778
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		678,000	680,516
Pacific LifeCorp 5.125% 1/30/43 (b)		950,000	911,431
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		250,000	260,403
Pricoa Global Funding I 5.375% 5/15/45 (d)		1,045,000	1,037,777
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		690,000	631,970
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(d)	GBP	318,000	367,581
6.75% 12/2/44 (Reg. S)(d)		540,000	540,000
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		150,000	145,155
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		200,000	199,660
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		80,000	79,803
Unum Group:
3.875% 11/5/25		50,000	49,385
4% 6/15/29		852,000	828,001
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		374,000	324,822
			18,660,576
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 8% 4/1/29 (b)		125,000	124,406
Starwood Property Trust, Inc.:
3.625% 7/15/26(b)		65,000	62,560
4.75% 3/15/25		56,000	55,632
			242,598
TOTAL FINANCIALS			517,336,987

HEALTH CARE - 1.7%
Biotechnology - 0.1%
Amgen, Inc.:
5.25% 3/2/30		828,000	857,723
5.25% 3/2/33		1,934,000	1,987,528
5.6% 3/2/43		888,000	907,564
5.65% 3/2/53		1,441,000	1,482,087
5.75% 3/2/63		804,000	824,605
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		1,066,000	791,477
Grifols SA % (b)		145,000	137,741
			6,988,725
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)(c)		750,000	685,743
Avantor Funding, Inc. 4.625% 7/15/28 (b)		335,000	326,012
Embecta Corp. 5% 2/15/30 (b)		120,000	108,193
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		1,020,000	1,051,442
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		100,000	104,584
Teleflex, Inc. 4.25% 6/1/28 (b)		155,000	148,958
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	600,000	686,077
			3,111,009
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (b)		590,000	553,270
Akumin, Inc. 8% 8/1/28 (b)		185,000	153,550
Auna SA 10% 12/15/29 (b)		115,000	120,318
Centene Corp.:
2.45% 7/15/28		1,670,000	1,527,966
2.625% 8/1/31		4,800,000	4,071,632
3% 10/15/30		3,000,000	2,665,313
3.375% 2/15/30		3,815,000	3,493,225
4.25% 12/15/27		880,000	860,376
4.625% 12/15/29		3,670,000	3,570,514
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		1,410,000	1,202,625
5.25% 5/15/30(b)		1,745,000	1,564,627
5.625% 3/15/27(b)		775,000	750,004
6.125% 4/1/30(b)		720,000	570,172
6.875% 4/15/29(b)		720,000	619,582
10.875% 1/15/32(b)		470,000	508,785
Cigna Group:
3.05% 10/15/27		500,000	480,761
4.8% 8/15/38		550,000	527,402
CVS Health Corp.:
3% 8/15/26		125,000	121,079
3.625% 4/1/27		375,000	367,097
4.78% 3/25/38		2,092,000	1,921,781
5% 1/30/29		801,000	812,359
5.125% 2/21/30		4,000,000	4,063,006
5.25% 1/30/31		5,329,000	5,418,558
DaVita, Inc.:
4.625% 6/1/30(b)		320,000	301,728
6.875% 9/1/32(b)		895,000	915,637
HCA Holdings, Inc.:
3.5% 9/1/30		8,709,000	8,120,082
3.625% 3/15/32		195,000	177,284
5.5% 6/1/33		2,000,000	2,046,437
5.625% 9/1/28		1,054,000	1,086,963
5.875% 2/1/29		981,000	1,019,159
Humana, Inc.:
3.7% 3/23/29		585,000	564,666
5.375% 4/15/31		5,071,000	5,193,124
LifePoint Health, Inc.:
5.375% 1/15/29(b)		433,000	404,166
10% 6/1/32(b)		135,000	146,519
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		98,000	70,116
Molina Healthcare, Inc. 3.875% 5/15/32 (b)		745,000	668,436
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		500,000	478,139
Prime Healthcare Services 9.375% 9/1/29 (b)		150,000	151,213
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)		600,822	577,540
Sabra Health Care LP 3.2% 12/1/31		4,971,000	4,311,610
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		335,000	351,857
Tenet Healthcare Corp.:
4.625% 6/15/28		1,625,000	1,587,888
5.125% 11/1/27		1,255,000	1,244,079
Toledo Hospital 5.325% 11/15/28		319,000	313,418
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		185,000	189,256
			65,863,319
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		835,000	782,441
Pharmaceuticals - 0.3%
1375209 BC Ltd. 9% 1/30/28 (b)		500,000	485,924
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		370,000	276,390
5.25% 1/30/30(b)		240,000	120,000
5.5% 11/1/25(b)		1,201,000	1,156,101
11% 9/30/28(b)		230,000	210,450
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	200,000	231,607
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		3,209,000	3,172,056
Bayer U.S. Finance LLC:
6.375% 11/21/30(b)		617,000	655,970
6.5% 11/21/33(b)		709,000	755,769
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		194,000	200,892
Jazz Securities DAC 4.375% 1/15/29 (b)		1,005,000	956,429
Mylan NV 4.55% 4/15/28		450,000	445,590
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		565,000	540,150
5.125% 4/30/31(b)		525,000	491,685
6.75% 5/15/34(b)(c)		90,000	93,270
7.875% 5/15/34(b)		200,000	210,736
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		120,000	117,930
7.875% 9/15/29		215,000	236,761
Utah Acquisition Sub, Inc. 3.95% 6/15/26		1,370,000	1,350,529
Viatris, Inc. 2.7% 6/22/30		4,571,000	4,023,920
			15,732,159
TOTAL HEALTH CARE			92,477,653

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		1,040,000	1,038,205
Bombardier, Inc.:
7% 6/1/32(b)		930,000	968,122
7.875% 4/15/27(b)		344,000	345,170
BWX Technologies, Inc. 4.125% 6/30/28 (b)		500,000	482,499
Embraer Netherlands Finance BV:
5.4% 2/1/27		75,000	75,516
6.95% 1/17/28(b)		115,000	120,534
7% 7/28/30(b)		280,000	299,950
Moog, Inc. 4.25% 12/15/27 (b)		730,000	703,125
The Boeing Co.:
3.5% 3/1/39		3,000,000	2,259,544
5.15% 5/1/30		6,303,000	6,286,814
5.705% 5/1/40		720,000	699,843
5.805% 5/1/50		1,130,000	1,066,545
5.93% 5/1/60		720,000	680,082
6.259% 5/1/27(b)		766,000	788,050
6.298% 5/1/29(b)		983,000	1,026,601
6.388% 5/1/31(b)		5,744,000	6,050,534
6.528% 5/1/34(b)		796,000	843,053
6.858% 5/1/54(b)		1,199,000	1,291,007
7.008% 5/1/64(b)		1,132,000	1,219,187
TransDigm, Inc. 6.375% 3/1/29 (b)		1,085,000	1,118,159
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		1,130,000	926,613
7.875% 5/1/27(b)		399,000	374,477
			28,663,630
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		250,000	249,218
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		90,000	70,707
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)(c)		530,000	506,150
Rand Parent LLC 8.5% 2/15/30 (b)(c)		1,455,000	1,455,023
			2,281,098
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		940,000	925,468
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		985,000	899,942
Carrier Global Corp.:
4.5% 11/29/32	EUR	164,000	192,798
5.9% 3/15/34		223,000	240,549
6.2% 3/15/54		138,000	156,470
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30(b)		1,420,000	1,454,128
6.75% 7/15/31(b)		595,000	613,143
MasterBrand, Inc. 7% 7/15/32 (b)		195,000	200,851
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)		250,000	237,027
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		385,000	361,514
Sisecam UK PLC 8.625% 5/2/32 (b)		300,000	310,500
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		1,245,000	1,164,044
			6,756,434
Commercial Services & Supplies - 0.2%
ADT Corp.:
4.125% 8/1/29(b)(c)		180,000	170,936
4.875% 7/15/32(b)		180,000	171,106
Allied Universal Holdco LLC 7.875% 2/15/31 (b)(h)		1,160,000	1,177,729
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		690,000	691,622
Artera Services LLC 8.5% 2/15/31 (b)		1,470,000	1,471,671
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		270,000	294,184
Cimpress PLC 7% 6/15/26		55,000	54,825
Clean Harbors, Inc. 6.375% 2/1/31 (b)		425,000	434,313
CoreCivic, Inc.:
4.75% 10/15/27		215,000	205,068
8.25% 4/15/29		195,000	205,709
Garda World Security Corp. 8.25% 8/1/32 (b)		250,000	254,088
GFL Environmental, Inc. 6.75% 1/15/31 (b)		1,205,000	1,258,716
Madison IAQ LLC 5.875% 6/30/29 (b)		475,000	452,632
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		155,000	154,806
Reworld Holding Corp. 4.875% 12/1/29 (b)		260,000	241,258
The GEO Group, Inc.:
8.625% 4/15/29		425,000	440,883
10.25% 4/15/31		250,000	264,121
Williams Scotsman, Inc. 6.625% 6/15/29 (b)		395,000	407,812
Wrangler Holdco Corp. 6.625% 4/1/32 (b)		870,000	898,234
			9,249,713
Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		520,000	497,492
Greensaif Pipelines Bidco SARL:
5.8528% 2/23/36(b)		200,000	205,850
6.1027% 8/23/42(b)		200,000	204,250
6.129% 2/23/38(b)		400,000	420,250
6.51% 2/23/42(b)		120,000	128,213
Pike Corp.:
5.5% 9/1/28(b)		400,000	389,647
8.625% 1/31/31(b)		500,000	539,769
Railworks Holdings LP 8.25% 11/15/28 (b)		500,000	510,828
			2,896,299
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		125,000	100,298
Sensata Technologies BV 4% 4/15/29 (b)		50,000	47,077
			147,375
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	233,000	251,112
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		545,000	557,028
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	736,000	805,577
Uber Technologies, Inc. 4.5% 8/15/29 (b)(c)		1,405,000	1,377,932
XPO, Inc.:
6.25% 6/1/28(b)		280,000	285,662
7.125% 2/1/32(b)		150,000	156,926
			3,434,237
Industrial Conglomerates - 0.0%
GRUP KUO, S.A.B. de CV 5.75% 7/7/27 (b)		200,000	192,916
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27(b)		455,000	441,551
7% 7/15/31(b)		245,000	254,733
			889,200
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		375,000	375,551
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		155,000	153,692
3.75% 4/6/27(b)		370,000	360,880
Seaspan Corp. 5.5% 8/1/29 (b)		265,000	252,410
			766,982
Passenger Airlines - 0.1%
American Airlines, Inc.:
7.25% 2/15/28(b)(c)		580,000	583,607
8.5% 5/15/29(b)		310,000	322,295
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		207,083	206,011
Azul Secured Finance LLP:
11.5% 5/28/29(b)		285,000	173,776
11.93% 8/28/28(b)		120,000	110,700
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)		477,125	485,618
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)		340,000	336,046
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		205,000	128,026
United Airlines, Inc. 4.375% 4/15/26 (b)		1,090,000	1,063,697
			3,409,776
Professional Services - 0.0%
TriNet Group, Inc.:
3.5% 3/1/29(b)		300,000	277,523
7.125% 8/15/31(b)		180,000	186,678
			464,201
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.375% 7/1/25		1,294,000	1,275,435
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		195,000	200,249
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32(b)		245,000	256,317
7.875% 12/1/30(b)		275,000	295,127
Foundation Building Materials, Inc. 6% 3/1/29 (b)		130,000	116,627
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	332,000	419,047
			2,562,802
Transportation Infrastructure - 0.3%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/34 (b)		200,000	206,750
Avolon Holdings Funding Ltd.:
4.25% 4/15/26(b)		290,000	285,503
4.375% 5/1/26(b)		880,000	866,816
5.75% 3/1/29(b)		3,000,000	3,072,271
5.75% 11/15/29(b)		3,135,000	3,209,488
6.375% 5/4/28(b)		4,704,000	4,889,710
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		170,000	162,297
DP World Ltd. 5.625% 9/25/48 (b)		175,000	174,234
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	505,000	668,488
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	249,000	237,268
			13,772,825
TOTAL INDUSTRIALS			75,670,123

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
CommScope, Inc.:
4.75% 9/1/29(b)		490,000	394,450
6% 3/1/26(b)		250,000	240,625
HTA Group Ltd. 7.5% 6/4/29 (b)		1,365,000	1,373,804
IHS Netherlands Holdco BV 8% 9/18/27 (b)		495,000	493,453
ViaSat, Inc. 5.625% 9/15/25 (b)		516,000	510,859
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		365,000	324,753
			3,337,944
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. 5% 12/15/29 (b)(c)		625,000	604,365
CPI CG, Inc. 10% 7/15/29 (b)		130,000	136,726
Dell International LLC/EMC Corp. 6.2% 7/15/30		418,000	450,472
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		190,000	196,671
Lightning Power LLC 7.25% 8/15/32 (b)		265,000	273,824
Sensata Technologies, Inc.:
3.75% 2/15/31(b)		670,000	604,981
6.625% 7/15/32(b)		420,000	434,581
TTM Technologies, Inc. 4% 3/1/29 (b)		595,000	561,537
			3,263,157
IT Services - 0.1%
Acuris Finance U.S.:
5% 5/1/28(b)		325,000	290,931
9% 8/1/29(b)		290,000	290,000
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		490,000	470,121
Amentum Escrow Corp. 7.25% 8/1/32 (b)		295,000	308,452
ASGN, Inc. 4.625% 5/15/28 (b)		790,000	763,274
CA Magnum Holdings 5.375% 10/31/26 (b)		265,000	258,209
Cogent Communications Group, Inc. 7% 6/15/27 (b)		430,000	434,985
Gartner, Inc.:
3.75% 10/1/30(b)		265,000	245,384
4.5% 7/1/28(b)		345,000	338,823
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		430,000	399,818
5.25% 12/1/27(b)		700,000	696,900
Unisys Corp. 6.875% 11/1/27 (b)		70,000	65,522
Virtusa Corp. 7.125% 12/15/28 (b)		50,000	47,060
			4,609,479
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		351,000	322,671
2.45% 2/15/31(b)		8,421,000	7,347,617
2.6% 2/15/33(b)		17,032,000	14,277,821
3.187% 11/15/36(b)		813,000	672,696
3.5% 2/15/41(b)		2,410,000	1,925,573
Entegris, Inc.:
3.625% 5/1/29(b)		1,200,000	1,104,861
4.375% 4/15/28(b)		55,000	52,830
ON Semiconductor Corp. 3.875% 9/1/28 (b)		310,000	294,612
			25,998,681
Software - 0.2%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		220,000	221,097
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		200,000	197,149
8.25% 6/30/32(b)		1,465,000	1,533,903
9% 9/30/29(b)		500,000	503,231
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		240,000	247,798
Elastic NV 4.125% 7/15/29 (b)		205,000	190,997
Gen Digital, Inc. 5% 4/15/25 (b)		500,000	498,077
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		280,000	291,543
ION Trading Technologies Ltd.:
5.75% 5/15/28(b)		375,000	352,971
9.5% 5/30/29(b)		195,000	207,057
MicroStrategy, Inc. 6.125% 6/15/28 (b)		490,000	477,622
Open Text Corp.:
3.875% 2/15/28(b)		885,000	839,087
3.875% 12/1/29(b)		600,000	553,147
Oracle Corp.:
1.65% 3/25/26		1,241,000	1,184,871
2.3% 3/25/28		1,961,000	1,819,904
UKG, Inc. 6.875% 2/1/31 (b)		200,000	206,884
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		125,000	114,265
			9,439,603
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		220,000	200,956
Seagate HDD Cayman:
5.75% 12/1/34		300,000	300,171
8.25% 12/15/29		1,535,000	1,663,817
Western Digital Corp.:
2.85% 2/1/29		419,000	375,917
3.1% 2/1/32		400,000	336,581
4.75% 2/15/26		31,000	30,720
			2,908,162
TOTAL INFORMATION TECHNOLOGY			49,557,026

MATERIALS - 0.9%
Chemicals - 0.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		600,000	590,375
Braskem Idesa SAPI:
6.99% 2/20/32(b)		180,000	140,344
7.45% 11/15/29(b)		260,000	218,239
Braskem Netherlands BV:
5.875% 1/31/50(b)		120,000	92,100
7.25% 2/13/33(b)		350,000	344,470
8.5% 1/12/31(b)		235,000	245,270
Celanese U.S. Holdings LLC:
6.35% 11/15/28		1,024,000	1,077,364
6.379% 7/15/32		6,000,000	6,342,256
6.55% 11/15/30		1,038,000	1,113,152
6.7% 11/15/33		607,000	656,167
Consolidated Energy Finance SA 12% 2/15/31 (b)		425,000	418,296
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		250,000	242,681
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		245,000	236,961
Herens HoldCo Sarl 4.75% 5/15/28 (b)		140,000	122,101
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		123,000	132,667
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		670,000	549,400
MEGlobal BV:
2.625% 4/28/28(b)		125,000	115,430
4.25% 11/3/26(b)		100,000	98,438
MEGlobal Canada, Inc. 5% 5/18/25 (b)		155,000	154,248
Methanex Corp.:
5.125% 10/15/27		795,000	782,535
5.25% 12/15/29		315,000	309,599
5.65% 12/1/44		451,000	402,836
NOVA Chemicals Corp.:
5% 5/1/25(b)		1,000,000	993,956
5.25% 6/1/27(b)		595,000	587,343
Nufarm Australia Ltd. 5% 1/27/30 (b)		450,000	417,074
OCP SA:
3.75% 6/23/31(b)		160,000	143,300
6.75% 5/2/34(b)		255,000	271,894
6.875% 4/25/44(b)		160,000	161,280
7.5% 5/2/54(b)		80,000	85,716
Olin Corp. 5% 2/1/30		975,000	942,478
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		375,000	352,229
7.25% 6/15/31(b)		1,000,000	1,033,590
9.75% 11/15/28(b)		250,000	266,297
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		275,000	259,875
2.875% 5/11/31(b)		140,000	118,318
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		470,000	452,375
5.5% 3/18/31		100,000	87,933
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		250,000	239,244
The Chemours Co. LLC:
4.625% 11/15/29(b)(c)		600,000	527,826
5.375% 5/15/27		1,445,000	1,404,065
Tronox, Inc. 4.625% 3/15/29 (b)(c)		550,000	501,231
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		620,000	606,297
5.625% 8/15/29(b)		130,000	120,541
7.375% 3/1/31(b)		65,000	67,515
			24,025,306
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		500,000	506,427
Knife River Holding Co. 7.75% 5/1/31 (b)		435,000	460,528
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		335,000	359,589
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		1,205,000	1,266,756
			2,593,300
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		580,000	526,233
4% 9/1/29(b)		600,000	517,050
6% 6/15/27(b)		20,000	19,941
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		250,000	215,610
Ball Corp.:
2.875% 8/15/30(c)		1,020,000	901,536
6% 6/15/29		450,000	463,031
Clydesdale Acquisition Holdings, Inc.:
6.875% 1/15/30(b)		285,000	286,051
8.75% 4/15/30(b)		625,000	623,601
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		31,000	30,706
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		100,000	98,833
Graphic Packaging International, Inc.:
3.75% 2/1/30(b)		485,000	448,570
6.375% 7/15/32(b)		230,000	235,159
OI European Group BV 4.75% 2/15/30 (b)		360,000	337,905
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)(c)		90,000	90,407
Sealed Air Corp.:
5% 4/15/29(b)(c)		1,180,000	1,157,361
6.5% 7/15/32(b)		140,000	143,209
6.875% 7/15/33(b)		340,000	363,901
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)		360,000	378,321
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		260,000	256,701
8.5% 8/15/27(b)		375,000	374,516
			7,468,642
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		680,000	715,110
Antofagasta PLC:
2.375% 10/14/30(b)		320,000	275,072
5.625% 5/13/32(b)		110,000	112,756
Aris Mining Corp. 6.875% 8/9/26 (b)		275,000	267,267
Cleveland-Cliffs, Inc.:
4.875% 3/1/31(b)(c)		960,000	881,648
6.75% 4/15/30(b)(c)		370,000	375,118
7% 3/15/32(b)		270,000	271,149
Commercial Metals Co. 3.875% 2/15/31		380,000	344,709
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		150,000	146,625
Constellium NV 6.375% 8/15/32 (b)		250,000	253,750
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		50,000	45,391
3.15% 1/14/30(b)		125,000	113,516
3.7% 1/30/50(b)		495,000	359,648
5.125% 2/2/33(b)		115,000	113,095
5.95% 1/8/34(b)		125,000	129,688
6.3% 9/8/53(b)		115,000	119,564
6.44% 1/26/36(b)		80,000	85,775
CSN Inova Ventures 6.75% 1/28/28 (b)		195,000	186,591
CSN Resources SA:
5.875% 4/8/32(b)		155,000	128,650
8.875% 12/5/30(b)		200,000	198,900
Eldorado Gold Corp. 6.25% 9/1/29 (b)		154,000	152,110
Endeavour Mining PLC 5% 10/14/26 (b)		295,000	283,283
ERO Copper Corp. 6.5% 2/15/30 (b)		670,000	652,908
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		480,000	474,749
8.625% 6/1/31(b)		235,000	235,073
9.375% 3/1/29(b)		630,000	670,323
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)		950,000	918,823
Fresnillo PLC 4.25% 10/2/50 (b)		155,000	118,401
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		65,000	64,102
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		635,000	603,024
Mineral Resources Ltd. 8% 11/1/27 (b)		1,210,000	1,229,028
Nexa Resources SA:
6.5% 1/18/28(b)		160,000	164,550
6.75% 4/9/34(b)		60,000	62,925
Novelis Corp. 3.875% 8/15/31 (b)		1,855,000	1,663,213
POSCO:
5.75% 1/17/28(b)		240,000	247,664
5.875% 1/17/33(b)		70,000	73,824
PT Freeport Indonesia:
4.763% 4/14/27(b)		95,000	94,927
5.315% 4/14/32(b)		265,000	265,663
6.2% 4/14/52(b)		110,000	114,469
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		390,000	393,631
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(d)		979,337	912,928
Stillwater Mining Co. 4% 11/16/26 (b)		175,000	163,625
Vale Overseas Ltd. 6.4% 6/28/54		305,000	311,100
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		380,000	346,662
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		185,000	158,349
			15,499,376
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		255,000	239,669
Inversiones CMPC SA 3% 4/6/31 (b)		235,000	206,654
LABL, Inc. 9.5% 11/1/28 (b)		100,000	102,201
Mercer International, Inc. 5.125% 2/1/29		150,000	122,617
Suzano Austria GmbH 3.75% 1/15/31		95,000	86,422
			757,563
TOTAL MATERIALS			50,344,187

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		857,000	866,558
American Homes 4 Rent LP:
2.375% 7/15/31		153,000	129,205
3.625% 4/15/32		3,681,000	3,347,407
5.5% 2/1/34		387,000	394,108
American Tower Corp. 5.45% 2/15/34		160,000	165,233
Boston Properties, Inc.:
2.9% 3/15/30		2,000,000	1,764,617
3.25% 1/30/31		792,000	697,270
4.5% 12/1/28		605,000	589,400
6.75% 12/1/27		1,120,000	1,170,643
Brixmor Operating Partnership LP:
3.85% 2/1/25		2,100,000	2,084,543
4.05% 7/1/30		1,055,000	1,010,630
4.125% 5/15/29		2,000,000	1,939,963
5.5% 2/15/34		3,000,000	3,034,320
Corporate Office Properties LP:
2% 1/15/29		1,000,000	879,498
2.25% 3/15/26		348,000	333,656
2.75% 4/15/31		235,000	201,568
2.9% 12/1/33		5,000,000	4,089,597
Healthcare Realty Holdings LP:
3.1% 2/15/30		260,000	236,538
3.5% 8/1/26		270,000	263,793
Healthpeak OP, LLC:
3.25% 7/15/26		113,000	110,255
3.5% 7/15/29		129,000	122,592
Hudson Pacific Properties LP 4.65% 4/1/29		1,473,000	1,217,704
Invitation Homes Operating Partnership LP:
2.3% 11/15/28		1,000,000	907,137
4.15% 4/15/32		1,126,000	1,060,950
Kite Realty Group Trust 4.75% 9/15/30		79,000	78,244
LXP Industrial Trust (REIT):
2.375% 10/1/31		1,000,000	824,306
2.7% 9/15/30		387,000	339,324
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		605,000	413,247
5% 10/15/27(c)		1,835,000	1,557,407
5.25% 8/1/26(c)		940,000	884,210
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		10,029,000	8,485,824
3.375% 2/1/31		6,201,000	5,527,751
3.625% 10/1/29		2,155,000	2,005,424
4.75% 1/15/28		3,349,000	3,320,086
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		160,000	164,004
Piedmont Operating Partnership LP 2.75% 4/1/32		297,000	233,372
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S)	EUR	100,000	113,917
Realty Income Corp.:
2.2% 6/15/28		172,000	158,277
2.85% 12/15/32		211,000	181,420
3.25% 1/15/31		213,000	195,624
3.4% 1/15/28		320,000	308,957
Safehold Operating Partnership LP:
2.85% 1/15/32		250,000	214,285
6.1% 4/1/34		145,000	150,826
SBA Communications Corp.:
3.125% 2/1/29		1,355,000	1,246,893
3.875% 2/15/27		355,000	343,422
Simon Property Group LP 2.45% 9/13/29		333,000	302,910
Store Capital LLC:
2.75% 11/18/30		424,000	366,626
4.625% 3/15/29		315,000	306,442
Sun Communities Operating LP:
2.3% 11/1/28		341,000	308,413
2.7% 7/15/31		880,000	753,601
4.2% 4/15/32		6,100,000	5,657,373
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		450,000	329,661
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		815,000	716,595
6.5% 2/15/29(b)		1,185,000	907,214
10.5% 2/15/28(b)		970,000	995,274
10.5% 2/15/28(b)		320,000	328,338
Ventas Realty LP:
3% 1/15/30		1,531,000	1,401,140
3.5% 2/1/25		1,265,000	1,253,382
4% 3/1/28		218,000	213,256
4.75% 11/15/30		2,100,000	2,099,038
VICI Properties LP:
4.375% 5/15/25		176,000	174,340
4.75% 2/15/28		1,390,000	1,384,530
4.95% 2/15/30		4,092,000	4,077,316
5.125% 5/15/32		6,485,000	6,410,436
5.75% 4/1/34		411,000	423,353
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26(b)		365,000	360,314
4.625% 6/15/25(b)		160,000	158,586
Vornado Realty LP 2.15% 6/1/26		374,000	353,812
WP Carey, Inc.:
3.85% 7/15/29		246,000	236,756
4.25% 7/23/32	EUR	100,000	112,659
			82,995,370
Real Estate Management & Development - 0.3%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	504,000	225,913
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (d)	EUR	1,800,000	617,311
Alpha Star Holding VIII Ltd. 8.375% 4/12/27 (Reg. S)		200,000	206,688
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	1,093,000	1,086,296
1.75% 3/12/29 (Reg. S)	EUR	617,000	615,894
2.625% 10/20/28 (Reg. S)	GBP	254,000	296,211
Brandywine Operating Partnership LP:
3.95% 11/15/27		421,000	394,404
4.55% 10/1/29		260,000	238,231
8.05% 3/15/28		1,521,000	1,618,463
CBRE Group, Inc. 2.5% 4/1/31		1,070,000	922,140
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	355,000	395,607
Essex Portfolio LP 5.5% 4/1/34		5,681,000	5,831,051
Extra Space Storage LP 5.4% 2/1/34		260,000	264,672
Greystar Real Estate Partners 7.75% 9/1/30 (b)		85,000	90,447
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	568,000	556,045
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	700,000	621,732
Howard Hughes Corp. 4.375% 2/1/31 (b)		190,000	170,306
Kennedy-Wilson, Inc. 4.75% 2/1/30		360,000	317,677
Logicor Financing SARL:
1.625% 1/17/30 (Reg. S)	EUR	181,000	176,116
2% 1/17/34 (Reg. S)	EUR	428,000	391,940
4.25% 7/18/29 (Reg. S)	EUR	100,000	111,543
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		195,000	139,959
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	135,000	114,906
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	421,093
Tanger Properties LP:
2.75% 9/1/31		897,000	764,345
3.125% 9/1/26		2,775,000	2,668,915
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)		365,000	368,038
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	235,000	247,757
			19,873,700
TOTAL REAL ESTATE			102,869,070

UTILITIES - 1.2%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32		1,447,000	1,298,889
Amprion GmbH:
3.125% 8/27/30 (Reg. S)	EUR	200,000	218,378
3.625% 5/21/31 (Reg. S)	EUR	100,000	111,944
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		67,550	69,788
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		680,000	617,016
4.75% 3/15/28(b)		95,000	92,293
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,173,000	1,981,349
3.743% 5/1/26		1,337,000	1,309,740
DPL, Inc. 4.35% 4/15/29		400,000	373,978
Duke Energy Corp.:
2.45% 6/1/30		565,000	505,034
3.85% 6/15/34	EUR	349,000	381,620
4.5% 8/15/32		7,000,000	6,819,162
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		276,000	238,773
2.775% 1/7/32(b)		935,000	790,519
Edison International 5.75% 6/15/27		2,985,000	3,058,722
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	400,000	473,332
5.5% 1/25/35 (Reg. S)	GBP	400,000	513,521
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (d)	EUR	600,000	591,295
EnBW International Finance BV 3.5% 7/22/31 (Reg. S)	EUR	200,000	222,252
ENEL Finance International NV 5.5% 6/26/34 (b)		300,000	304,551
Entergy Corp. 2.8% 6/15/30		580,000	524,564
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		240,000	240,074
7.125% 2/11/25(b)		395,000	395,123
8.45% 8/10/28(b)		95,000	98,508
Exelon Corp.:
3.35% 3/15/32		389,000	354,394
4.05% 4/15/30		7,865,000	7,666,752
4.1% 3/15/52		288,000	232,935
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		260,000	223,267
Lamar Funding Ltd. 3.958% 5/7/25 (b)		205,000	203,089
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		303,581	292,291
NextEra Energy Partners LP:
4.25% 9/15/24(b)		75,000	74,357
7.25% 1/15/29(b)(c)		395,000	413,553
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	555,000	574,564
NRG Energy, Inc.:
5.25% 6/15/29(b)		925,000	914,370
5.75% 1/15/28		660,000	660,149
6.625% 1/15/27		170,000	170,231
PG&E Corp.:
5% 7/1/28		1,025,000	1,003,919
5.25% 7/1/30		1,175,000	1,150,423
Scottish Hydro Electric Transmission PLC 3.375% 9/4/32 (Reg. S)	EUR	375,000	411,557
Southern Co. 1.875% 9/15/81 (d)	EUR	437,000	443,256
Vistra Operations Co. LLC:
5% 7/31/27(b)		1,855,000	1,836,071
5.5% 9/1/26(b)		1,030,000	1,027,828
5.625% 2/15/27(b)		480,000	479,278
7.75% 10/15/31(b)		305,000	324,526
			39,687,235
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		270,000	268,481
Independent Power and Renewable Electricity Producers - 0.3%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		155,000	153,111
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		125,000	134,028
Calpine Corp.:
4.625% 2/1/29(b)		125,000	119,227
5.125% 3/15/28(b)		57,000	55,620
Energo-Pro A/S 8.5% 2/4/27 (b)		200,000	201,188
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		540,000	461,700
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		220,000	217,318
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		80,000	80,725
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		782,000	807,300
Sunnova Energy Corp.:
5.875% 9/1/26(b)		475,000	446,239
11.75% 10/1/28(b)		165,000	153,199
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		182,000	183,764
The AES Corp.:
2.45% 1/15/31		2,504,000	2,135,369
3.3% 7/15/25(b)		3,530,000	3,460,660
3.95% 7/15/30(b)		8,288,000	7,824,711
TransAlta Corp. 6.5% 3/15/40		275,000	285,629
			16,719,788
Multi-Utilities - 0.2%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		195,000	164,898
4.696% 4/24/33(b)		135,000	136,139
4.875% 4/23/30(b)		85,000	87,356
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,556,000	2,541,818
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	231,000	256,917
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	300,000	334,521
4.25% 9/6/34 (Reg. S)	EUR	400,000	460,119
NiSource, Inc.:
2.95% 9/1/29		1,708,000	1,582,302
3.6% 5/1/30		4,000,000	3,793,071
Puget Energy, Inc.:
4.1% 6/15/30		683,000	650,877
4.224% 3/15/32		1,329,000	1,225,507
			11,233,525
Water Utilities - 0.0%
Aegea Finance SARL 9% 1/20/31 (b)		70,000	75,075
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	179,000	183,060
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	100,000	133,181
6.293% 7/30/30 (Reg. S)	GBP	305,000	418,197
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	348,000	427,803
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	222,000	242,105
2.375% 5/28/28 (Reg. S)	GBP	240,000	252,051
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	246,000	282,663
			2,014,135
TOTAL UTILITIES			69,923,164

TOTAL NONCONVERTIBLE BONDS			1,401,041,293
TOTAL CORPORATE BONDS (Cost $1,391,558,413)			1,404,441,919

U.S. Treasury Obligations - 37.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	5,717,944
1.125% 8/15/40	578,000	370,823
1.75% 8/15/41	11,769,000	8,180,834
1.875% 11/15/51	34,881,000	21,402,764
2% 11/15/41	11,400,000	8,228,039
2% 8/15/51	38,514,000	24,417,274
2.25% 8/15/46	73,000	51,317
2.25% 2/15/52	24,090,000	16,207,112
2.875% 5/15/52 (i)	24,724,000	19,107,016
3% 2/15/47	17,645,000	14,218,699
3.25% 5/15/42	9,695,000	8,447,526
3.625% 2/15/53 (j)	15,396,000	13,810,092
3.625% 5/15/53	19,116,000	17,158,850
3.875% 5/15/43 (k)	1,812,000	1,710,357
4.125% 8/15/53	32,681,000	32,092,487
4.25% 2/15/54	177,011,000	177,702,449
4.25% 8/15/54	1,860,000	1,871,625
4.375% 8/15/43	1,251,000	1,263,315
4.5% 2/15/44	1,270,000	1,301,750
4.625% 5/15/44	10,855,000	11,304,465
4.625% 5/15/54	105,640,000	112,902,750
6.25% 5/15/30	2,216,000	2,494,991
U.S. Treasury Notes:
1% 7/31/28 (j)	2,120,000	1,908,248
2.75% 4/30/27	700,000	681,160
2.875% 4/30/29	5,411,700	5,208,973
2.875% 5/15/32	3,200,400	2,994,124
3.625% 3/31/30	390,000	386,999
3.75% 8/15/27	3,220,000	3,216,478
3.75% 12/31/28	125,190,000	125,175,329
3.75% 5/31/30	537,000	536,119
3.75% 12/31/30	33,017,000	32,922,850
3.875% 8/15/33	40,616,000	40,525,566
3.875% 8/15/34	35,510,000	35,376,763
4% 1/15/27	2,670,000	2,678,031
4% 2/29/28	600,000	604,406
4% 6/30/28 (j)	7,000,000	7,059,883
4% 1/31/29	1,812,000	1,830,332
4% 7/31/29	100,000,000	101,169,330
4% 2/28/30	326,000	329,642
4% 1/31/31	25,000,000	25,274,414
4% 2/15/34	59,845,000	60,219,031
4.125% 2/15/27	8,300,000	8,351,551
4.125% 3/31/31	80,315,000	81,795,808
4.125% 7/31/31	107,000,000	108,980,238
4.25% 3/15/27	60,000	60,609
4.25% 2/28/29	26,602,000	27,165,214
4.25% 2/28/31	161,520,000	165,633,713
4.25% 6/30/31	200,010,000	205,260,227
4.375% 10/31/24	1,400,000	1,398,004
4.375% 11/30/28	1,079,000	1,105,006
4.375% 5/15/34	144,300,000	149,530,875
4.5% 5/31/29	1,860,000	1,921,395
4.5% 11/15/33	132,200,000	138,205,805
4.625% 2/28/25	1,500,000	1,498,852
4.625% 3/15/26	1,010,000	1,017,891
4.625% 11/15/26	12,568,000	12,758,975
4.625% 6/15/27	3,530,000	3,606,116
4.625% 9/30/28	168,000	173,434
4.625% 4/30/29	66,030,000	68,495,808
4.625% 9/30/30	160,000	167,156
4.625% 4/30/31	147,000,000	153,993,984
4.875% 10/31/28	732,000	763,139
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,089,881,778)		2,079,943,957

U.S. Government Agency - Mortgage Securities - 26.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.3%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.873% 10/1/35 (d)(e)	2,726	2,798
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (d)(e)	633	648
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (d)(e)	1,352	1,384
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (d)(e)	186	191
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 6.755% 1/1/35 (d)(e)	990	1,004
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.26% 2/1/33 (d)(e)	172	174
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.461% 12/1/34 (d)(e)	349	354
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 6.803% 5/1/44 (d)(e)	17	18
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.125% 9/1/33 (d)(e)	10,511	10,659
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (d)(e)	1,568	1,613
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (d)(e)	5,164	5,297
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 6.175% 4/1/44 (d)(e)	1,873	1,926
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (d)(e)	1,033	1,063
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 6.08% 4/1/44 (d)(e)	729	749
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (d)(e)	150	154
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.413% 5/1/35 (d)(e)	1,155	1,187
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.414% 3/1/33 (d)(e)	3,315	3,390
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.837% 11/1/36 (d)(e)	1,771	1,819
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.061% 5/1/36 (d)(e)	1,117	1,148
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 6.406% 7/1/43 (d)(e)	9,374	9,644
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.167% 6/1/42 (d)(e)	6,040	6,214
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (d)(e)	4,610	4,742
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.434% 8/1/41 (d)(e)	2,047	2,105
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.439% 7/1/35 (d)(e)	2,916	2,996
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.994% 2/1/37 (d)(e)	11,457	11,786
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (d)(e)	22,423	23,068
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.444% 12/1/40 (d)(e)	35,752	36,780
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 7.635% 7/1/41 (d)(e)	1,853	1,907
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (d)(e)	421	433
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (d)(e)	2,704	2,782
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (d)(e)	9,971	10,257
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 7.64% 7/1/41 (d)(e)	3,678	3,784
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (d)(e)	1,720	1,768
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (d)(e)	2,387	2,422
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.429% 4/1/36 (d)(e)	8,903	9,159
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 6.522% 8/1/35 (d)(e)	5,173	5,293
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.703% 7/1/37 (d)(e)	1,959	2,015
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (d)(e)	173	178
U.S. TREASURY 1 YEAR INDEX + 2.150% 6.429% 7/1/36 (d)(e)	968	979
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (d)(e)	512	520
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (d)(e)	921	936
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (d)(e)	833	846
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.177% 7/1/34 (d)(e)	926	944
1.5% 9/1/35 to 6/1/51	10,677,933	9,015,298
2% 2/1/28 to 3/1/52 (j)	60,370,784	51,908,940
2.5% 11/1/29 to 5/1/53	81,668,145	71,646,309
3% 2/1/31 to 3/1/52	36,864,997	33,563,913
3.5% 9/1/33 to 9/1/52	35,269,775	33,141,522
4% 3/1/36 to 4/1/52	23,880,413	23,143,253
4.5% to 4.5% 6/1/25 to 2/1/53	19,241,198	18,791,185
5% 7/1/33 to 4/1/53	3,007,094	3,032,297
5.288% 8/1/41 (d)	24,468	24,721
5.5% 8/1/25 to 8/1/54	20,967,013	21,200,728
6% to 6% 9/1/29 to 7/1/54 (j)	17,621,491	18,010,083
6.5% 7/1/32 to 7/1/54	11,868,176	12,289,193
6.723% 2/1/39 (d)	9,928	10,259
7% to 7% 8/1/25 to 6/1/32	3,883	4,039
7.5% 3/1/26 to 11/1/31	3,089	3,161
TOTAL FANNIE MAE		295,962,035
Freddie Mac - 2.8%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (d)(e)	2,796	2,837
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (d)(e)	1,915	1,952
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (d)(e)	1,464	1,494
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.04% 7/1/36 (d)(e)	9,446	9,654
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.165% 1/1/37 (d)(e)	2,291	2,331
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.415% 7/1/35 (d)(e)	1,664	1,690
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (d)(e)	13,546	13,935
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (d)(e)	40,774	41,946
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.567% 7/1/41 (d)(e)	3,372	3,469
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.422% 10/1/36 (d)(e)	11,850	12,087
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (d)(e)	1,005	1,034
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (d)(e)	3,795	3,904
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (d)(e)	26,983	27,759
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (d)(e)	877	903
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.155% 5/1/41 (d)(e)	7,085	7,289
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.54% 5/1/41 (d)(e)	6,946	7,146
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.628% 6/1/41 (d)(e)	6,823	7,020
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.785% 6/1/41 (d)(e)	2,768	2,847
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 6.601% 10/1/42 (d)(e)	16,205	16,671
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 7% 10/1/35 (d)(e)	8,298	8,457
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.635% 5/1/37 (d)(e)	1,599	1,637
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.936% 4/1/38 (d)(e)	837	861
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.635% 6/1/37 (d)(e)	3,445	3,528
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (d)(e)	33	34
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.91% 7/1/36 (d)(e)	7,224	7,432
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (d)(e)	1,199	1,234
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 3.010% 8.637% 10/1/35 (d)(e)	518	533
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.782% 6/1/33 (d)(e)	11,253	11,352
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.969% 4/1/34 (d)(e)	3,678	3,727
U.S. TREASURY 1 YEAR INDEX + 2.260% 7.127% 6/1/33 (d)(e)	3,018	3,055
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.899% 3/1/35 (d)(e)	5,256	5,342
U.S. TREASURY 1 YEAR INDEX + 2.540% 7.588% 7/1/35 (d)(e)	6,474	6,608
1.5% 8/1/35 to 4/1/51	14,750,915	12,166,658
2% 12/1/35 to 3/1/52	56,460,067	47,679,742
2.5% 1/1/31 to 1/1/52	26,338,888	23,426,466
3% 12/1/30 to 6/1/52	12,820,276	11,518,267
3.5% 3/1/32 to 4/1/52	11,513,186	10,898,989
4% 1/1/36 to 10/1/52	3,467,754	3,364,109
4% 4/1/48	1,114	1,074
4.5% 7/1/25 to 1/1/54	1,424,677	1,407,797
5% 8/1/33 to 8/1/53	6,946,615	6,984,250
5.5% 11/1/52 to 2/1/54 (k)	5,980,784	6,099,913
6% 5/1/29 to 4/1/54	25,181,624	26,014,759
6.5% 1/1/32 to 1/1/54	4,479,057	4,667,306
7% 8/1/26 to 9/1/36	8,050	8,397
7.5% 1/1/27	9	9
8% 7/1/30 to 8/1/30	142	148
8.5% 8/1/27	65	66
TOTAL FREDDIE MAC		154,457,718
Ginnie Mae - 7.3%
3.5% 11/20/41 to 12/20/49	930,133	881,477
4% 8/15/39 to 10/20/52	3,721,296	3,584,049
4.5% 6/20/33 to 5/20/54	4,753,042	4,661,427
5.5% 10/15/35 to 9/15/39	18,052	18,607
7% to 7% 4/15/28 to 8/15/32	4,135	4,270
7.5% to 7.5% 4/15/27 to 1/15/31	934	955
8% 7/15/25 to 7/15/27	15	15
8.5% 8/15/29 to 7/15/30	31	33
2% 10/20/50 to 4/20/52	57,844,373	48,677,941
2% 9/1/54 (h)	2,850,000	2,399,550
2% 9/1/54 (h)	7,100,000	5,977,826
2% 9/1/54 (h)	7,200,000	6,062,021
2% 9/1/54 (h)	2,150,000	1,810,187
2% 9/1/54 (h)	2,600,000	2,189,063
2% 9/1/54 (h)	6,900,000	5,809,436
2% 9/1/54 (h)	3,150,000	2,652,134
2% 9/1/54 (h)	3,450,000	2,904,718
2% 10/1/54 (h)	5,250,000	4,425,145
2.5% 12/20/50 to 5/20/52	43,169,203	37,574,390
2.5% 9/1/54 (h)	16,000,000	13,981,557
3% 2/20/31 to 2/20/50	2,150,251	2,066,400
3% 9/1/54 (h)	4,625,000	4,182,456
3% 9/1/54 (h)	13,900,000	12,569,976
3% 9/1/54 (h)	1,600,000	1,446,904
3% 9/1/54 (h)	1,600,000	1,446,904
3% 9/1/54 (h)	1,600,000	1,446,904
3% 9/1/54 (h)	3,900,000	3,526,828
3% 9/1/54 (h)	8,650,000	7,822,323
3% 9/1/54 (h)	1,475,000	1,333,864
3% 10/1/54 (h)	4,000,000	3,620,072
3% 10/1/54 (h)	7,800,000	7,059,140
3.5% 9/1/54 (h)	10,500,000	9,771,585
3.5% 9/1/54 (h)	800,000	744,502
3.5% 9/1/54 (h)	7,075,000	6,584,187
3.5% 9/1/54 (h)	5,250,000	4,885,792
3.5% 9/1/54 (h)	5,225,000	4,862,527
4% 9/1/54 (h)	10,600,000	10,128,948
4.5% 9/1/54 (h)	2,450,000	2,398,132
4.5% 9/1/54 (h)	250,000	244,707
5% 9/20/33 to 4/20/48	326,274	332,246
5% 9/1/54 (h)	5,150,000	5,139,116
5% 9/1/54 (h)	700,000	698,521
5% 9/1/54 (h)	6,300,000	6,286,686
5% 9/1/54 (h)	3,350,000	3,342,920
5% 9/1/54 (h)	2,225,000	2,220,298
5% 10/1/54 (h)	7,950,000	7,922,019
5% 10/1/54 (h)	6,250,000	6,228,003
5% 10/1/54 (h)	3,525,000	3,512,593
5.47% 8/20/59 (d)(l)	174	168
5.5% 9/1/54 (h)	4,400,000	4,428,145
5.5% 9/1/54 (h)	2,750,000	2,767,591
5.5% 9/1/54 (h)	4,350,000	4,377,825
5.5% 9/1/54 (h)	4,400,000	4,428,145
5.5% 9/1/54 (h)	13,600,000	13,686,994
5.5% 10/1/54 (h)	15,575,000	15,670,976
6% 11/20/31 to 5/15/40	186,227	192,725
6% 9/1/54 (h)	2,700,000	2,739,155
6% 9/1/54 (h)	250,000	253,625
6% 9/1/54 (h)	125,000	126,813
6% 9/1/54 (h)	3,400,000	3,449,306
6% 9/1/54 (h)	2,025,000	2,054,366
6% 9/1/54 (h)	1,500,000	1,521,753
6% 9/1/54 (h)	8,000,000	8,116,015
6% 9/1/54 (h)	8,550,000	8,673,991
6% 9/1/54 (h)	2,750,000	2,789,880
6% 9/1/54 (h)	23,100,000	23,434,994
6% 10/1/54 (h)	21,850,000	22,157,480
6.5% 3/20/31 to 9/15/34	605	626
6.5% 9/1/54 (h)	2,325,000	2,373,796
6.5% 9/1/54 (h)	4,125,000	4,211,573
6.5% 9/1/54 (h)	3,650,000	3,726,604
6.5% 9/1/54 (h)	10,300,000	10,516,171
TOTAL GINNIE MAE		407,138,071
Uniform Mortgage Backed Securities - 10.8%
2% 9/1/39 (h)	4,700,000	4,250,195
2% 9/1/39 (h)	8,325,000	7,528,272
2% 10/1/39 (h)	5,650,000	5,116,340
2% 9/1/54 (h)	95,800,000	78,353,919
2% 9/1/54 (h)	9,350,000	7,647,277
2% 9/1/54 (h)	9,350,000	7,647,277
2% 9/1/54 (h)	9,550,000	7,810,855
2% 9/1/54 (h)	2,750,000	2,249,199
2% 9/1/54 (h)	3,775,000	3,087,537
2% 9/1/54 (h)	18,700,000	15,294,554
2% 9/1/54 (h)	15,300,000	12,513,726
2% 9/1/54 (h)	32,500,000	26,581,445
2% 9/1/54 (h)	200,000	163,578
2% 10/1/54 (h)	43,550,000	35,666,766
2% 10/1/54 (h)	45,400,000	37,181,887
2.5% 9/1/39 (h)	4,300,000	3,987,074
2.5% 9/1/54 (h)	26,950,000	22,973,821
2.5% 9/1/54 (h)	8,200,000	6,990,179
2.5% 9/1/54 (h)	8,000,000	6,819,687
2.5% 9/1/54 (h)	4,550,000	3,878,697
2.5% 9/1/54 (h)	3,500,000	2,983,613
2.5% 9/1/54 (h)	31,800,000	27,108,257
2.5% 9/1/54 (h)	350,000	298,361
2.5% 10/1/54 (h)	31,650,000	27,012,534
3% 9/1/54 (h)	25,850,000	22,918,651
3% 10/1/54 (h)	14,200,000	12,601,945
3.5% 9/1/54 (h)	8,375,000	7,708,599
4% 9/1/54 (h)	8,125,000	7,705,102
4% 9/1/54 (h)	825,000	782,364
4.5% 9/1/54 (h)	3,050,000	2,968,151
5% 9/1/39 (h)	5,000,000	5,034,961
5% 9/1/39 (h)	5,750,000	5,790,205
5% 9/1/39 (h)	4,450,000	4,481,115
5.5% 9/1/39 (h)	16,000,000	16,245,000
5.5% 9/1/54 (h)	9,350,000	9,413,916
5.5% 9/1/54 (h)	14,850,000	14,951,513
5.5% 9/1/54 (h)	28,400,000	28,594,140
6% 9/1/54 (h)	1,150,000	1,171,158
6% 9/1/54 (h)	1,350,000	1,374,838
6% 9/1/54 (h)	1,300,000	1,323,918
6% 9/1/54 (h)	350,000	356,439
6% 9/1/54 (h)	14,200,000	14,461,257
6% 9/1/54 (h)	31,900,000	32,486,909
6% 9/1/54 (h)	1,600,000	1,629,437
6% 9/1/54 (h)	7,000,000	7,128,789
6.5% 9/1/54 (h)	11,725,000	12,072,627
6.5% 9/1/54 (h)	21,000,000	21,622,616
6.5% 9/1/54 (h)	12,800,000	13,179,500
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		599,148,200
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,441,354,982)		1,456,706,024

Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	2,140,064	2,210,631
Class A2, 6.261% 5/16/49 (b)	2,032,419	2,099,436
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	264,268	189,479
Series 2019-1 Class A, 3.844% 5/15/39 (b)	51,085	49,299
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	673,430	642,323
Class B, 4.458% 10/16/39 (b)	220,258	132,157
Series 2021-1A Class A, 2.95% 11/16/41 (b)	6,553,777	6,093,354
Series 2021-2A Class A, 2.798% 1/15/47 (b)	1,803,804	1,635,049
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	1,301,170	1,301,523
Affirm Asset Securitization Trust:
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	600,000	605,535
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	752,416	754,448
Aimco:
Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 6.692% 7/22/37 (b)(d)(e)	1,558,000	1,563,791
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.7861% 4/16/37 (b)(d)(e)	2,803,000	2,811,361
Aimco Clo 17 Ltd. / Aimco Clo 1 Series 2024-17A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(d)(e)	3,344,966	3,346,100
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(d)(e)	4,549,000	4,566,536
AIMCO CLO Ltd. Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 6.5839% 7/17/37 (b)(d)(e)	3,208,000	3,207,952
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5336% 4/20/34 (b)(d)(e)	2,222,000	2,223,180
Allegro Clo Xii Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.440% 6.7236% 7/21/37 (b)(d)(e)	4,615,000	4,621,923
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.782% 7/20/35 (b)(d)(e)	1,188,000	1,188,757
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6836% 7/20/34 (b)(d)(e)	992,000	990,756
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	1,530,000	1,542,952
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,220,000	1,228,049
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	243,158	232,218
Class B, 4.335% 1/16/40 (b)	138,939	114,959
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(d)(e)	3,193,000	3,193,619
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.5762% 4/25/34 (b)(d)(e)	657,000	657,048
Ares Ln Funding V Ltd. / Ares Ln Fund Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/27/37 (b)(d)(e)	2,845,000	2,852,326
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/22/37 (b)(d)(e)(h)	100,000	100,000
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.693% 7/15/34 (b)(d)(e)	923,000	924,019
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6314% 1/15/35 (b)(d)(e)	1,808,000	1,809,237
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.633% 4/15/34 (b)(d)(e)	3,233,000	3,233,521
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (b)	797,000	804,398
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 10/15/36 (b)(d)(e)	860,000	860,808
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.5662% 4/25/34 (b)(d)(e)	1,437,000	1,437,568
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7636% 1/20/32 (b)(d)(e)	978,614	978,614
Series 2024-4A Class AR, 0% 10/20/37 (b)(d)	2,246,000	2,246,000
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.032% 1/20/37 (b)(d)(e)	2,868,000	2,901,392
Bbam U.S. Clo Iv Ltd. Series 2024-4A Class D, CME Term SOFR 3 Month Index + 6.250% 11.5729% 7/15/39 (b)(d)(e)	250,000	247,802
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.5858% 1/17/35 (b)(d)(e)	1,857,000	1,857,297
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.693% 1/15/35 (b)(d)(e)	1,299,000	1,300,337
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.8014% 7/15/37 (b)(d)(e)	250,000	245,030
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,676,096	1,526,200
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 1.35% 10/20/37 (b)(d)(e)(h)	3,992,000	3,993,357
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	638,000	648,368
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.553% 4/15/29 (b)(d)(e)	183,911	184,027
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7329% 7/25/37 (b)(d)(e)	3,813,000	3,813,183
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	1,162,000	1,185,826
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,036,000	1,058,699
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27	593,000	595,454
Class A3, 5.4% 11/15/28	471,000	477,588
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	628,814	575,385
Class B, 5.095% 4/15/39 (b)	488,890	333,779
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	130,201	121,421
Series 2021-1A Class A, 3.474% 1/15/46 (b)	167,300	160,730
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 6.833% 4/23/37 (b)(d)(e)	7,100,000	7,136,899
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(d)(e)	1,037,000	1,037,190
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(d)(e)	838,000	838,604
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.602% 4/20/35 (b)(d)(e)	1,721,000	1,720,883
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.132% 7/20/36 (b)(d)(e)	1,424,000	1,429,900
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.5936% 4/20/34 (b)(d)(e)	1,199,000	1,198,741
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	378,437	371,325
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	1,000,000	1,014,002
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	571,108	579,382
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	1,302,192	1,315,004
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	900,000	910,990
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7136% 10/20/34 (b)(d)(e)	4,015,000	4,019,011
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7436% 4/20/34 (b)(d)(e)	1,620,000	1,621,234
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 0.550% 0% 10/15/36 (b)(d)(e)(h)	150,000	150,000
Cyrusone Data Centers Issuer I Series 2024-3A Class A2, 4.65% 5/20/49 (b)	360,000	334,650
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	1,077,503	1,078,819
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	446,930	433,838
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	5,414,050	5,249,528
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	9,243,613	7,944,757
Class A2I, 2.045% 11/20/51 (b)	1,582,258	1,482,622
Class A2II, 2.493% 11/20/51 (b)	2,158,950	1,951,292
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	700,000	697,591
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	359,978	361,214
Class A3, 5.64% 2/22/28 (b)	421,000	428,868
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	700,000	701,604
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	529,000	539,950
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	1,500,000	1,503,730
Dominos Pizza Master Issuer LLC:
Series 2018-1A Class A2II, 4.328% 7/25/48 (b)	1,626,858	1,596,830
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	2,321,280	2,176,907
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	148,793	135,884
Class A2II, 3.151% 4/25/51 (b)	12,328,383	10,976,473
Dryden 108 Clo Ltd. / Dryden 10 Series 2024-108A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6386% 7/18/37 (b)(d)(e)	5,608,000	5,609,677
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.582% 4/20/35 (b)(d)(e)	2,199,000	2,203,185
Dryden CLO, Ltd. Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(d)(e)	2,761,000	2,763,921
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6474% 7/17/34 (b)(d)(e)	9,421,000	9,434,660
Dryden Senior Loan Fund:
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.52% 2/20/35 (b)(d)(e)	1,503,000	1,505,248
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8158% 4/17/37 (b)(d)(e)	3,479,000	3,490,644
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 6.6814% 7/15/37 (b)(d)(e)	3,032,000	3,036,697
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 1/15/35 (b)(d)(e)	1,578,000	1,578,549
Series 2024-1A:
Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(d)(e)	2,790,000	2,803,752
Class ARR, CME Term SOFR 3 Month Index + 1.390% 6.6914% 10/15/37 (b)(d)(e)	3,618,000	3,631,756
Class D2, CME Term SOFR 3 Month Index + 4.500% 9.8014% 10/15/37 (b)(d)(e)	200,000	200,029
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.813% 1/15/34 (b)(d)(e)	4,175,000	4,175,501
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	1,561,000	1,575,529
Class A3, 5.61% 4/20/28 (b)	1,066,000	1,091,701
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,571,238	1,600,502
Flatiron CLO Ltd.:
Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6511% 7/19/34 (b)(d)(e)	902,000	903,431
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.4371% 11/16/34 (b)(d)(e)	798,000	796,030
Series 2024-1A Class A1R, 0% 10/19/37 (b)(d)	2,487,000	2,487,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.5084% 5/20/36 (b)(d)(e)	4,613,000	4,616,667
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	3,045,000	3,061,468
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	1,600,000	1,630,936
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	122,108	122,120
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	869,000	879,061
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	419,000	421,244
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	1,624,000	1,653,055
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 11.0251% 7/20/37 (b)(d)(e)	250,000	249,407
Golub Capital Partners Clo 76 B Lt Series 2024-76A Class E, CME Term SOFR 3 Month Index + 5.750% 0% 10/25/37 (b)(d)(e)(h)	175,000	175,000
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	834,000	836,451
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	500,000	504,648
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	301,028	278,450
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,230,449	1,138,162
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (b)	700,000	708,957
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	2,400,000	2,432,956
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	1,629,000	1,648,499
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/22/34 (b)(d)(e)	960,000	961,043
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(d)(e)	2,354,000	2,363,124
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(d)(e)	2,253,000	2,271,013
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6314% 4/15/35 (b)(d)(e)	2,253,000	2,254,115
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	1,500,000	1,529,558
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.882% 1/22/37 (b)(d)(e)	7,328,000	7,369,989
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6811% 4/19/34 (b)(d)(e)	1,690,000	1,690,483
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6436% 1/22/35 (b)(d)(e)	1,540,000	1,540,634
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.683% 7/15/34 (b)(d)(e)	1,325,000	1,324,988
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(d)(e)	2,929,000	2,931,832
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.082% 4/22/36 (b)(d)(e)	881,000	885,525
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.6836% 10/20/34 (b)(d)(e)	305,000	305,469
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(d)(e)	1,565,000	1,567,534
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5636% 4/20/34 (b)(d)(e)	1,158,000	1,159,481
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6762% 1/25/35 (b)(d)(e)	1,132,000	1,133,760
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.5917% 7/15/37 (b)(d)(e)	2,024,000	2,024,164
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	202,620	202,795
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	1,895,000	1,929,059
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)	751,933	760,756
Series 2024-1A Class A, 5.82% 4/20/37 (b)	1,600,000	1,620,514
Midocean Credit Clo Xv Ltd. Series 2024-15A Class E, CME Term SOFR 3 Month Index + 6.250% 11.5923% 7/21/37 (b)(d)(e)	250,000	249,400
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6136% 10/20/30 (b)(d)(e)	844,910	846,189
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(d)(e)	2,803,000	2,805,867
Oak Hill Credit Partners:
Series 2024-13A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(d)(e)	5,028,000	5,029,704
Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(d)	3,375,000	3,384,703
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(d)(e)	250,000	251,061
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 11.2908% 7/20/37 (b)(d)(e)	200,000	199,180
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 0% 10/20/37 (b)(d)(e)(h)	100,000	100,000
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 10.9939% 7/20/37 (b)(d)(e)	500,000	499,990
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/20/34 (b)(d)(e)	1,254,000	1,254,662
Peebles Park CLO Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8043% 4/21/37 (b)(d)(e)	18,000,000	18,068,976
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	679,000	692,001
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	924,440	861,329
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,273,683	1,218,218
Class A2II, 4.008% 12/5/51 (b)	981,410	903,795
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	686,141	631,263
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	527,877	515,681
Retained Vantage Data Ctrs Iss Series 2023-1A Class B, 5.75% 9/15/48 (b)	250,000	242,913
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6636% 4/20/34 (b)(d)(e)	1,717,000	1,718,514
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 6% 10/15/39 (b)(d)(e)(h)	125,000	125,000
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6414% 1/15/37 (b)(d)(e)	1,862,000	1,862,780
RR Ltd. / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(d)(e)	17,800,000	17,830,580
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 7.0314% 1/15/36 (b)(d)(e)	7,000,000	7,026,733
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	795,509	730,126
Class B, 4.335% 3/15/40 (b)	184,322	145,660
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,198,661
1.884% 7/15/50 (b)	498,000	476,588
2.328% 7/15/52 (b)	381,000	349,099
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	1,600,000	1,623,095
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	318,885	319,476
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	953,000	971,104
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	8,453,000	8,832,557
Class A2I, 6.028% 7/30/54 (b)	9,130,000	9,367,411
Class A2II, 6.268% 7/30/54 (b)	5,805,000	6,017,821
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/54 (b)	750,000	766,083
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.603% 4/23/35 (b)(d)(e)	1,936,000	1,932,416
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(d)(e)	2,102,000	2,111,303
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/33 (b)(d)(e)	1,785,228	1,787,013
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	636,582	636,876
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	1,193,702	1,195,530
Class A3, 6.13% 9/21/26 (b)	1,200,000	1,210,596
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,000,000	1,003,447
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	571,985	526,244
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,051,540	946,386
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	891,000	889,818
Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,100,000	1,110,377
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (b)	1,300,000	1,314,994
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,500,000	1,545,588
Class F, 8.871% 5/15/54 (b)	340,000	352,352
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/29	550,000	556,016
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	1,010,000	1,023,246
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.082% 1/20/37 (b)(d)(e)	2,007,000	2,026,839
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(d)(e)	2,051,000	2,051,769
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7011% 7/19/34 (b)(d)(e)	432,000	432,089
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.6936% 10/20/34 (b)(d)(e)	4,736,000	4,736,260
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,739,970	1,751,897
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	1,400,000	1,413,969
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	3,132,000	3,145,318
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	805,026	855,255
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	944,000	943,170
Series 2023-C Class A3, 5.15% 11/15/28	514,000	517,495
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	304,980	305,042
TOTAL ASSET-BACKED SECURITIES (Cost $381,551,181)		383,120,777

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)	90,753	89,834
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	1,077,431	1,078,661
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	558,194	550,366
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(d)	912,000	894,581
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(d)	1,304,679	1,247,696
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	381,735	369,736
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	364,073	341,752
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (b)(d)	595,517	564,051
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	367,201	343,423
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	197,296	181,721
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	472,745	443,951
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	141,966	138,288
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	179,632	174,313
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(d)	298,270	270,431
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	939,341	894,749
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.8012% 7/25/54 (b)(d)(e)	1,136,991	1,133,476
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)	1,200,188	1,173,247
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(d)	1,266,440	1,220,512
PRPM, LLC Series 2024-RPL1 Class A1, 4.2% 12/25/64 (b)	2,707,475	2,632,776
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	615,004	582,611
TOTAL PRIVATE SPONSOR		14,326,175
U.S. Government Agency - 1.4%
Fannie Mae:
floater:
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4433% 8/25/31 (d)(e)	1,859	1,873
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2633% 2/25/32 (d)(e)	215	215
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4677% 3/18/32 (d)(e)	392	395
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 4/25/32 (d)(e)	806	813
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 10/25/32 (d)(e)	521	526
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2133% 1/25/32 (d)(e)	197	198
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9133% 11/25/32 (d)(e)	4,604	4,601
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 11/25/32 (d)(e)	789	796
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 12/25/33 (d)(m)(n)	7,935	1,190
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2167% 11/25/36 (d)(m)(n)	5,852	622
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3933% 6/25/36 (d)(e)	164,143	165,397
Series 2012-70 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9133% 7/25/42 (d)(e)	1,468,343	1,455,674
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	1,650	1,678
Series 1999-32 Class PL, 6% 7/25/29	2,323	2,363
Series 1999-33 Class PK, 6% 7/25/29	1,688	1,716
Series 2001-52 Class YZ, 6.5% 10/25/31	349	360
Series 2003-70 Class BJ, 5% 7/25/33	13,051	13,059
Series 2005-68 Class CZ, 5.5% 8/25/35	175,013	179,491
Series 2005-81 Class PC, 5.5% 9/25/35	4,500	4,626
Series 2006-12 Class BO 10/25/35 (o)	5,237	4,624
Series 2006-15 Class OP 3/25/36 (o)	7,840	6,661
Series 2006-45 Class OP 6/25/36 (o)	2,430	2,017
Series 2006-62 Class KP 4/25/36 (o)	3,808	3,179
Series 2010-118 Class PB, 4.5% 10/25/40	136,715	137,519
Series 2012-149:
Class DA, 1.75% 1/25/43	41,489	38,482
Class GA, 1.75% 6/25/42	49,953	46,236
Series 2017-32 Class PA, 2.7% 5/25/47	5,272,388	4,802,763
Series 2017-37 Class AB, 2.55% 9/25/46	1,042,015	956,167
Series 2019-76 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9633% 12/25/49 (d)(e)	763,848	748,153
Series 2021-45 Class DA, 3% 7/25/51	376,828	339,904
Series 2021-69 Class JK, 1.5% 10/25/51	197,340	166,687
Series 2022-2 Class TH, 2.5% 2/25/52	150,974	138,886
Series 2022-20 Class HC, 2.5% 4/25/52	1,980,069	1,811,914
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	270	277
Series 1999-25 Class Z, 6% 6/25/29	1,847	1,857
Series 2001-20 Class Z, 6% 5/25/31	2,205	2,252
Series 2001-31 Class ZC, 6.5% 7/25/31	980	994
Series 2002-16 Class ZD, 6.5% 4/25/32	1,016	1,051
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0867% 11/25/32 (d)(m)(n)	959	24
Series 2004-52 Class KZ, 5.5% 7/25/34	61,178	61,948
Series 2004-91 Class Z, 5% 12/25/34	139,057	139,153
Series 2005-117 Class JN, 4.5% 1/25/36	10,710	10,609
Series 2005-14 Class ZB, 5% 3/25/35	42,945	42,976
Series 2006-72 Class CY, 6% 8/25/26	7,681	7,700
Series 2009-59 Class HB, 5% 8/25/39	76,328	76,840
Series 2012-67 Class AI, 4.5% 7/25/27 (m)	558	7
Series 2020-43 Class MA, 2% 1/25/45	616,879	569,558
Series 2020-47 Class DG, 2% 4/25/42	3,736,549	3,517,307
Series 2020-49:
Class JA, 2% 8/25/44	102,345	95,025
Class LA, 2% 3/25/43	2,742,191	2,581,479
Series 2020-51 Class BA, 2% 6/25/46	746,492	660,127
Series 2020-56 Class AH, 2% 5/25/45	714,799	668,193
Series 2020-80 Class BA, 1.5% 3/25/45	385,814	339,732
Series 2021-85 Class L, 2.5% 8/25/48	117,506	104,701
Series 2021-95:
Class 0, 2.5% 9/25/48	578,917	517,094
Class BA, 2.5% 6/25/49	880,261	782,233
Series 2021-96:
Class AH, 2.5% 3/25/49	4,258,955	3,838,791
Class HA, 2.5% 2/25/50	189,241	168,408
Series 2022-1 Class KA, 3% 5/25/48	181,541	168,800
Series 2022-11 Class B, 3% 6/25/49	222,480	207,992
Series 2022-13:
Class HA, 3% 8/25/46	210,507	198,722
Class JA, 3% 5/25/48	396,889	372,190
Class MA, 3% 5/25/44	3,242,541	3,093,743
Series 2022-15 Class GC, 3% 1/25/47	193,509	181,909
Series 2022-17 Class BH, 3% 5/25/47	211,362	200,622
Series 2022-25 Class AB, 4% 9/25/47	374,694	367,592
Series 2022-3:
Class D, 2% 2/25/48	851,853	766,257
Class N, 2% 10/25/47	2,156,549	1,930,954
Series 2022-30 Class E, 4.5% 7/25/48	472,504	466,619
Series 2022-4 Class B, 2.5% 5/25/49	137,573	122,943
Series 2022-49 Class TC, 4% 12/25/48	148,105	143,569
Series 2022-5:
Class 0, 2.5% 6/25/48	278,354	252,732
Class BA, 2.5% 12/25/49	352,366	308,275
Class DA, 2.25% 11/25/47	771,570	696,538
Series 2022-69 Class AB, 4.5% 1/25/44	634,852	624,638
Series 2022-7:
Class A, 3% 5/25/48	258,573	240,438
Class E, 2.5% 11/25/47	845,144	772,033
Series 2022-9 Class BA, 3% 5/25/48	218,583	203,266
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1767% 12/25/36 (d)(m)(n)	3,950	423
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9767% 5/25/37 (d)(m)(n)	1,936	230
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 3/25/33 (d)(m)(n)	418	46
Series 2005-72 Class ZC, 5.5% 8/25/35	31,858	32,367
Series 2005-79 Class ZC, 5.9% 9/25/35	19,017	19,392
Series 2007-66 Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (d)(e)(n)	2,456	3,131
Series 2010-135 Class ZA, 4.5% 12/25/40	8,405	8,524
Series 2010-150 Class ZC, 4.75% 1/25/41	75,641	75,889
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3833% 3/25/36 (d)(e)	114,107	114,981
Series 2010-95 Class ZC, 5% 9/25/40	157,109	159,138
Series 2011-39 Class ZA, 6% 11/25/32	9,156	9,519
Series 2011-4 Class PZ, 5% 2/25/41	25,614	25,183
Series 2011-67 Class AI, 4% 7/25/26 (m)	2,229	33
Series 2012-100 Class WI, 3% 9/25/27 (m)	18,666	544
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0867% 6/25/41 (d)(m)(n)	782	3
Series 2013-133 Class IB, 3% 4/25/32 (m)	4,407	51
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5867% 1/25/44 (d)(m)(n)	9,591	1,077
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2567% 6/25/35 (d)(m)(n)	10,191	821
Series 2015-42 Class IL, 6% 6/25/45 (m)	53,379	8,529
Series 2015-70 Class JC, 3% 10/25/45	60,981	58,158
Series 2017-30 Class AI, 5.5% 5/25/47 (m)	29,906	4,817
Series 2018-45 Class GI, 4% 6/25/48 (m)	381,359	79,700
Series 2020-39 Class MG, 1.5% 6/25/40	1,087,854	919,244
Series 2020-45:
Class JC, 1.5% 7/25/40	1,109,610	937,621
Class JL, 3% 7/25/40	18,806	17,293
Series 2020-59 Class MC, 1.5% 8/25/40	1,219,974	1,030,363
Series 2021-21 Class HG, 2% 11/25/47	2,113,244	1,884,252
Series 2021-59 Class H, 2% 6/25/48	123,480	102,645
Series 2021-66:
Class DA, 2% 1/25/48	132,364	110,541
Class DM, 2% 1/25/48	140,665	117,474
Series 2022-28 Class A, 2.5% 2/25/52	693,261	654,498
Series 2023-13 Class CK, 1.5% 11/25/50	1,297,469	1,050,204
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (m)	1,992	300
Series 343 Class 16, 5.5% 5/25/34 (m)	1,858	282
Series 348 Class 14, 6.5% 8/25/34 (d)(m)	1,208	222
Series 351 Class 13, 6% 3/25/34 (m)	1,156	201
Series 384 Class 6, 5% 7/25/37 (m)	7,739	1,273
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.268% 1/15/32 (d)(e)	156	156
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (d)(e)	226	227
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.468% 3/15/32 (d)(e)	211	213
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 6/15/31 (d)(e)	362	363
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (d)(e)	131	131
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.868% 11/15/32 (d)(e)	2,524	2,516
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 2/15/33 (d)(e)	43,762	44,008
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.868% 3/15/34 (d)(e)	60,721	60,218
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	145,761	123,585
Series 2021-5148:
Class AD, 1.5% 10/25/51	195,984	165,936
Class PC, 1.5% 10/25/51	193,701	162,410
Series 2022-5214 Class CG, 3.5% 4/25/52	276,366	263,987
Series 2022-5220 Class PK, 3.5% 1/25/51	443,684	421,320
Series 2095 Class PE, 6% 11/15/28	2,196	2,234
Series 2101 Class PD, 6% 11/15/28	1,205	1,228
Series 2121 Class MG, 6% 2/15/29	948	965
Series 2131 Class BG, 6% 3/15/29	6,682	6,810
Series 2137 Class PG, 6% 3/15/29	1,113	1,134
Series 2154 Class PT, 6% 5/15/29	1,729	1,762
Series 2162 Class PH, 6% 6/15/29	332	338
Series 2520 Class BE, 6% 11/15/32	3,877	4,008
Series 2693 Class MD, 5.5% 10/15/33	8,638	8,761
Series 2802 Class OB, 6% 5/15/34	6,279	6,437
Series 2996 Class MK, 5.5% 6/15/35	2,014	2,055
Series 3002 Class NE, 5% 7/15/35	9,121	9,287
Series 3110 Class OP 9/15/35 (o)	1,194	1,146
Series 3119 Class PO 2/15/36 (o)	9,174	7,502
Series 3123 Class LO 3/15/36 (o)	5,049	4,167
Series 3189 Class PD, 6% 7/15/36	8,334	8,734
Series 3258 Class PM, 5.5% 12/15/36	2,879	2,959
Series 3415 Class PC, 5% 12/15/37	29,071	29,355
Series 3832 Class PE, 5% 3/15/41	37,258	37,950
Series 3857 Class ZP, 5% 5/15/41	324,624	331,363
Series 4135 Class AB, 1.75% 6/15/42	38,462	35,808
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	611	614
Series 2017-4690 Class CA, 3% 11/15/36	1,850,417	1,778,132
Series 2020-4993 Class LA, 2% 8/25/44	585,596	544,009
Series 2020-5018:
Class LC, 3% 10/25/40	127,277	117,281
Class LY, 3% 10/25/40	96,686	89,069
Series 2020-5058 Class BE, 3% 11/25/50	429,968	381,183
Series 2021-5083 Class BA, 2.5% 5/25/32	707,979	694,702
Series 2021-5115 Class A, 2% 3/25/40	532,391	475,904
Series 2021-5139 Class JC, 2% 8/25/40	509,094	449,990
Series 2021-5147 Class WN, 2% 1/25/40	547,343	484,825
Series 2021-5169:
Class BA, 2.5% 5/25/49	553,930	492,129
Class TP, 2.5% 6/25/49	198,354	176,069
Series 2021-5175 Class CB, 2.5% 4/25/50	684,073	607,500
Series 2021-5178:
Class CT, 2% 11/25/40	555,663	489,211
Class TP, 2.5% 4/25/49	476,708	424,422
Series 2021-5180 Class KA, 2.5% 10/25/47	136,535	124,260
Series 2022-5189:
Class DA, 2.5% 5/25/49	122,140	108,904
Class TP, 2.5% 5/25/49	309,556	276,347
Series 2022-5190:
Class BA, 2.5% 11/25/47	134,368	122,168
Class CA, 2.5% 5/25/49	258,795	231,007
Series 2022-5191 Class CA, 2.5% 4/25/50	160,277	141,433
Series 2022-5197:
Class A, 2.5% 6/25/49	258,795	231,007
Class DA, 2.5% 11/25/47	101,998	92,843
Series 2022-5198 Class BA, 2.5% 11/25/47	422,277	386,142
Series 2022-5200 Class LA, 3% 10/25/48	556,110	516,449
Series 2022-5202:
Class AG, 3% 1/25/49	137,128	127,054
Class BC, 3% 5/25/48	562,675	523,250
Class LB, 2.5% 10/25/47	109,326	99,589
Class UA, 3% 4/25/50	211,289	194,757
Series 2022-5210 Class TA, 3.5% 11/25/46	126,135	119,856
Series 2135 Class JE, 6% 3/15/29	361	369
Series 2145 Class MZ, 6.5% 4/15/29	6,936	7,051
Series 2274 Class ZM, 6.5% 1/15/31	656	665
Series 2281 Class ZB, 6% 3/15/30	1,175	1,201
Series 2303 Class ZV, 6% 4/15/31	3,579	3,674
Series 2357 Class ZB, 6.5% 9/15/31	12,163	12,503
Series 2502 Class ZC, 6% 9/15/32	1,506	1,556
Series 2519 Class ZD, 5.5% 11/15/32	2,096	2,147
Series 2877 Class ZD, 5% 10/15/34	172,323	172,649
Series 2998 Class LY, 5.5% 7/15/25	329	329
Series 3007 Class EW, 5.5% 7/15/25	1,019	1,017
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.132% 2/15/36 (d)(m)(n)	2,718	267
Series 2013-4281 Class AI, 4% 12/15/28 (m)	234	2
Series 2017-4683 Class LM, 3% 5/15/47	76,389	73,328
Series 2020-5000 Class BA, 2% 4/25/45	541,544	496,853
Series 2020-5041:
Class LA, 1.5% 11/25/40	1,264,763	1,065,855
Class LB, 3% 11/25/40	216,589	199,724
Series 2020-5046 Class PT, 1.5% 11/25/40	960,789	809,583
Series 2021-5077 Class ME, 2% 8/15/48	5,277,668	4,538,234
Series 2021-5083 Class VA, 1% 8/15/38	431,627	407,827
Series 2021-5092 Class CL, 3% 4/25/41	1,472,739	1,334,870
Series 2021-5182 Class A, 2.5% 10/25/48	898,016	801,168
Series 2022-5213 Class AH, 2.25% 4/25/37	487,977	455,739
Series 2022-5214 Class CB, 3.25% 4/25/52	844,450	799,703
Series 2022-5236 Class P, 5% 4/25/48	247,784	249,180
Series 2022-5266 Class CD, 4.5% 10/25/44	536,329	533,510
Series 2933 Class ZM, 5.75% 2/15/35	41,300	42,813
Series 2947 Class XZ, 6% 3/15/35	16,815	17,515
Series 2996 Class ZD, 5.5% 6/15/35	27,573	28,347
Series 3237 Class C, 5.5% 11/15/36	36,864	37,805
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.192% 11/15/36 (d)(m)(n)	11,959	1,117
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.112% 6/15/37 (d)(m)(n)	7,678	927
Series 3843 Class PZ, 5% 4/15/41	228,027	231,528
Series 3949 Class MK, 4.5% 10/15/34	6,224	6,207
Series 4055 Class BI, 3.5% 5/15/31 (m)	1,371	3
Series 4314 Class AI, 5% 3/15/34 (m)	445	6
Series 4427 Class LI, 3.5% 2/15/34 (m)	24,609	1,093
Series 4471 Class PA 4% 12/15/40	21,043	20,789
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.718% 5/15/37 (d)(e)	9,693	9,446
Series 2156 Class TC, 6.25% 5/15/29	306	306
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	611	621
Series 2056 Class Z, 6% 5/15/28	1,765	1,797
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	247,865	210,256
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	195,655	174,410
Class GC, 2% 11/25/47	109,308	97,420
Series 2021-5164 Class M, 2.5% 7/25/48	199,419	177,844
Series 4341 Class ML, 3.5% 11/15/31	149,395	145,320
Series 4386 Class AZ, 4.5% 11/15/40	89,993	88,490
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2369% 6/16/37 (d)(m)(n)	5,009	542
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9502% 7/20/37 (d)(e)	37,939	37,700
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9302% 1/20/38 (d)(e)	9,662	9,592
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.3102% 8/20/38 (d)(e)	54,262	54,703
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3502% 9/20/38 (d)(e)	38,917	39,291
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0531% 11/16/39 (d)(e)	51,168	50,969
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9831% 12/16/39 (d)(e)	30,570	30,382
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0116% 3/20/60 (d)(e)(l)	25,942	25,905
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 7/20/60 (d)(e)(l)	303,490	302,406
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7464% 9/20/60 (d)(e)(l)	259,007	257,560
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7464% 8/20/60 (d)(e)(l)	241,311	240,206
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8264% 12/20/60 (d)(e)(l)	128,409	127,936
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 12/20/60 (d)(e)(l)	96,047	95,853
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 2/20/61 (d)(e)(l)	97,328	97,095
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9364% 2/20/61 (d)(e)(l)	112,196	111,878
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 4/20/61 (d)(e)(l)	106,026	105,835
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (d)(e)(l)	100,695	100,443
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (d)(e)(l)	109,628	109,435
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9764% 6/20/61 (d)(e)(l)	118,052	117,886
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9964% 9/20/61 (d)(e)(l)	39,288	39,236
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 10/20/61 (d)(e)(l)	111,271	111,185
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8502% 8/20/42 (d)(e)	41,006	40,283
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 11/20/61 (d)(e)(l)	136,129	136,220
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 1/20/62 (d)(e)(l)	63,594	63,634
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 1/20/62 (d)(e)(l)	127,751	127,691
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 3/20/62 (d)(e)(l)	64,365	64,252
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0964% 5/20/61 (d)(e)(l)	2,171	2,165
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0464% 8/20/63 (d)(e)(l)	4,471	4,468
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 1/20/64 (d)(e)(l)	8,169	8,163
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0464% 12/20/63 (d)(e)(l)	12,552	12,538
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 6/20/64 (d)(e)(l)	28,564	28,507
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7264% 5/20/63 (d)(e)(l)	3,131	3,092
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6464% 4/20/63 (d)(e)(l)	3,031	2,993
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8464% 12/20/62 (d)(e)(l)	1,678	1,660
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	227,071	232,521
Series 2011-136 Class WI, 4.5% 5/20/40 (m)	11,562	618
Series 2011-68 Class EC, 3.5% 4/20/41	19,510	19,050
Series 2016-69 Class WA, 3% 2/20/46	43,581	40,857
Series 2017-134 Class BA, 2.5% 11/20/46	58,570	53,956
Series 2017-153 Class GA, 3% 9/20/47	117,434	108,097
Series 2017-182 Class KA, 3% 10/20/47	93,368	86,575
Series 2018-13 Class Q, 3% 4/20/47	111,646	105,543
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	13,569	13,502
Series 2010-160 Class DY, 4% 12/20/40	111,496	109,510
Series 2010-170 Class B, 4% 12/20/40	24,580	24,118
Series 2011-69 Class GX, 4.5% 5/16/40	141,898	140,985
Series 2014-H04 Class HA, 2.75% 2/20/64 (l)	59,378	58,730
Series 2017-139 Class BA, 3% 9/20/47	207,197	189,144
Series 2018-H12 Class HA, 3.25% 8/20/68 (l)	385,652	372,984
Series 2004-22 Class M1, 5.5% 4/20/34	88,857	93,490
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0469% 5/16/34 (d)(m)(n)	2,811	203
Series 2010-116 Class QB, 4% 9/16/40	8,183	7,901
Series 2010-169 Class Z, 4.5% 12/20/40	395,933	372,434
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 5/20/60 (d)(e)(l)	17,538	17,479
Series 2010-H16 Class BA, 3.55% 7/20/60 (l)	22,885	22,112
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6498% 7/20/41 (d)(m)(n)	10,237	1,044
Series 2013-149 Class MA, 2.5% 5/20/40	60,398	58,853
Series 2013-H01 Class FA, 1.65% 1/20/63 (l)	1	1
Series 2013-H04 Class BA, 1.65% 2/20/63 (l)	173	159
Series 2014-2 Class BA, 3% 1/20/44	221,010	205,394
Series 2014-21 Class HA, 3% 2/20/44	82,319	77,071
Series 2014-25 Class HC, 3% 2/20/44	140,305	130,037
Series 2014-5 Class A, 3% 1/20/44	114,028	105,945
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	652	628
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(l)	13,158	12,717
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.6% 5/20/66 (d)(e)(l)	128,497	127,965
Series 2017-186 Class HK, 3% 11/16/45	120,398	112,206
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.45% 8/20/66 (d)(e)(l)	222,035	220,984
Series 2090-118 Class XZ, 5% 12/20/39	833,765	851,401
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (b)	385,157	374,236
TOTAL U.S. GOVERNMENT AGENCY		76,398,319
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $88,611,841)		90,724,494

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class ASB, 2.2446% 6/15/54 (b)	1,500,000	1,374,490
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(d)(e)	1,005,000	990,721
Class B, CME Term SOFR 1 Month Index + 1.550% 6.887% 1/15/39 (b)(d)(e)	190,000	186,479
Class C, CME Term SOFR 1 Month Index + 2.150% 7.487% 1/15/39 (b)(d)(e)	136,000	133,185
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,451,250
Class ANM, 3.112% 11/5/32 (b)	778,000	723,540
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	113,850
Class CNM, 3.8425% 11/5/32 (b)(d)	100,000	72,750
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	800,000	769,937
Series 2018-BN10:
Class A5, 3.688% 2/15/61	690,000	666,839
Class ASB, 3.641% 2/15/61	346,588	340,485
Series 2018-BN14 Class A4, 4.231% 9/15/60	1,600,000	1,569,430
Series 2019-BN19 Class ASB, 3.071% 8/15/61	629,996	603,720
Series 2019-BN20 Class ASB, 2.933% 9/15/62	100,000	95,499
Series 2019-BN21 Class A5, 2.851% 10/17/52	962,049	868,251
Series 2019-BN23 Class ASB, 2.846% 12/15/52	100,000	95,505
Series 2023-BNK45 Class B, 6.148% 2/15/56 (d)	200,000	205,116
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	300,000	291,022
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9847% 7/15/49 (d)	713,000	677,055
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,000,000	963,280
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	600,000	638,997
BBCMS Mortgage Trust:
sequential payer:
Series 2023-C21 Class A3, 6.5064% 9/15/56 (d)	400,000	431,155
Series 2024-C26 Class C, 6% 5/15/57	150,000	149,589
Series 2020-C7 Class B, 3.152% 4/15/53	500,000	413,758
Series 2022-C16 Class B, 4.6% 6/15/55	200,000	182,880
Bbcms Trust sequential payer Series 2024-5C27 Class C, 6.7% 7/15/57 (d)	500,000	506,146
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	1,200,000	1,236,674
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B2 Class ASB, 3.7802% 2/15/51	723,797	712,115
Series 2018-B4 Class A5, 4.121% 7/15/51	4,151,000	4,035,817
Series 2019-B15 Class AAB, 2.859% 12/15/72	1,800,000	1,720,595
Series 2021-B28 Class ASB, 1.9804% 8/15/54	2,000,000	1,787,309
Series 2021-B29 Class ASB, 2.205% 9/15/54	5,200,000	4,703,641
Series 2019-B12 Class XA, 1.2096% 8/15/52 (d)(m)	7,419,614	256,329
Series 2019-B14 Class XA, 0.8924% 12/15/62 (d)(m)	4,498,525	102,839
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(d)	600,000	555,218
Bfld 2024-Wrhs floater Series 2024-WRHS Class E, CME Term SOFR 1 Month Index + 3.680% 9.0258% 8/15/26 (b)(d)(e)	500,000	496,126
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(d)(e)	3,227,000	3,210,865
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(d)(e)	2,072,000	2,063,583
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9785% 6/15/41 (b)(d)(e)	1,023,000	1,015,333
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1782% 6/15/41 (b)(d)(e)	723,000	716,674
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(d)(e)	3,387,000	3,391,234
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7839% 4/15/37 (b)(d)(e)	900,000	901,125
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6833% 4/15/34 (b)(d)(e)	614,000	604,803
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9833% 4/15/34 (b)(d)(e)	406,000	398,399
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2833% 4/15/34 (b)(d)(e)	426,000	416,429
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (b)(d)(e)	200,000	198,063
Class EJV, CME Term SOFR 1 Month Index + 2.110% 7.4515% 2/15/36 (b)(d)(e)	1,345,000	1,306,752
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(d)(e)	2,316,000	2,293,564
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3503% 10/15/36 (b)(d)(e)	268,000	262,808
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5501% 10/15/36 (b)(d)(e)	2,044,000	1,998,010
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7498% 10/15/36 (b)(d)(e)	349,000	339,621
Class E, CME Term SOFR 1 Month Index + 2.060% 7.399% 10/15/36 (b)(d)(e)	2,036,000	1,995,280
Series 2021-SOAR:
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8515% 6/15/38 (b)(d)(e)	1,227,433	1,204,035
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2515% 6/15/38 (b)(d)(e)	2,873,070	2,820,995
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2515% 6/15/38 (b)(d)(e)	1,315,107	1,286,688
Series 2021-VOLT:
Class D, CME Term SOFR 1 Month Index + 1.760% 7.1014% 9/15/36 (b)(d)(e)	1,000,000	983,804
Class E, CME Term SOFR 1 Month Index + 2.110% 7.4514% 9/15/36 (b)(d)(e)	1,000,000	982,870
Class G, CME Term SOFR 1 Month Index + 2.960% 8.3014% 9/15/36 (b)(d)(e)	500,000	488,717
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8279% 4/15/37 (b)(d)(e)	1,810,736	1,804,003
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(d)(e)	1,938,328	1,920,157
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6492% 2/15/39 (b)(d)(e)	741,773	730,183
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8986% 2/15/39 (b)(d)(e)	583,852	574,000
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2977% 2/15/39 (b)(d)(e)	583,852	573,452
Series 2023-VLT3 Class C, CME Term SOFR 1 Month Index + 3.430% 8.7749% 11/15/28 (b)(d)(e)	1,000,000	988,561
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(d)(e)	1,429,030	1,432,603
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5277% 12/9/40 (b)(d)(e)	321,140	321,039
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9771% 12/9/40 (b)(d)(e)	170,889	170,676
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (b)(d)(e)	383,377	379,788
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(d)(e)	4,473,116	4,424,192
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(d)(e)	11,952,759	11,915,406
Series 2019-OC11:
Class E, 4.0755% 12/9/41 (b)(d)	1,363,000	1,202,274
Class XA, 0.8735% 12/9/41 (b)(d)(m)	50,900,000	1,744,272
Series 2020-VIVA Class D, 3.667% 3/11/44 (b)(d)	170,000	149,144
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1284% 2/15/39 (b)(d)(e)	569,305	565,747
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (b)(d)(e)	1,257,226	1,246,234
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2778% 3/15/41 (b)(d)(e)	1,668,630	1,649,872
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(d)(e)	4,314,112	4,308,719
BX Commercial Mtg Trust floater Series 2024-MDHS:
Class A, 6.9782% 5/15/41 (b)(d)	6,740,882	6,728,251
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0252% 5/15/41 (b)(d)(e)	945,956	927,769
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 9.0248% 5/15/34 (b)(d)(e)	2,025,000	1,992,497
BX Trust floater:
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7465% 11/15/38 (b)(d)(e)	563,239	551,624
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(d)(e)	2,309,395	2,312,279
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2769% 4/15/37 (b)(d)(e)	688,287	686,578
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6269% 4/15/37 (b)(d)(e)	155,587	155,297
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1759% 4/15/37 (b)(d)(e)	130,397	130,153
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6359% 1/15/39 (b)(d)(e)	823,000	809,813
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(d)(e)	4,923,612	4,902,016
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0284% 4/15/41 (b)(d)(e)	784,336	774,777
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2781% 4/15/41 (b)(d)(e)	651,800	638,764
Series 2024-VLT4:
Class E, CME Term SOFR 1 Month Index + 2.880% 8.2263% 7/15/29 (b)(d)(e)	657,000	651,457
Class F, CME Term SOFR 1 Month Index + 3.930% 9.2748% 7/15/29 (b)(d)(e)	1,750,000	1,723,769
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.704% 12/15/37 (b)(d)(e)	100,000	99,938
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,833,060	1,706,998
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	228,740	221,120
Series 2017-C8 Class A3, 3.3048% 6/15/50	245,012	235,350
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	290,294	279,011
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	400,000	388,235
Series 2018-B2 Class A4, 4.009% 3/10/51	1,700,000	1,652,480
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	866,971	824,229
Series 2020-GC46 Class AAB, 2.614% 2/15/53	500,000	472,241
Series 2015-GC27 Class A5, 3.137% 2/10/48	400,000	398,137
Series 2015-GC29 Class XA, 1.1463% 4/10/48 (d)(m)	2,613,823	6,851
Series 2020-420K:
Class D, 3.4222% 11/10/42 (b)(d)	375,000	324,504
Class E, 3.4222% 11/10/42 (b)(d)	600,000	485,627
Series 2023-PRM3 Class C, 6.5717% 7/10/28 (b)(d)	632,000	638,916
Series 2023-SMRT Class C, 6.0475% 10/12/40 (b)(d)	150,000	149,019
COMM Mortgage Trust:
sequential payer Series 2015-DC1 Class A4, 3.078% 2/10/48	975,965	972,391
Series 2014-CR20 Class C, 4.5346% 11/10/47 (d)	145,000	138,217
Series 2014-LC17 Class XA, 0.6896% 10/10/47 (d)(m)	1,138,629	20
Series 2015-DC1:
Class B, 4.035% 2/10/48 (d)	275,000	260,052
Class C, 4.4163% 2/10/48 (d)	398,000	349,758
Series 2015-LC19 Class C, 4.3787% 2/10/48 (d)	255,000	238,277
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	824,434	810,304
Cone Trust 2024-Dfw1 floater Series 2024-DFW1 Class E, CME Term SOFR 1 Month Index + 3.880% 9.2254% 8/15/41 (b)(d)(e)	175,000	174,491
CPT Mortgage Trust sequential payer Series 2019-CPT Class E, 3.0967% 11/13/39 (b)(d)	100,000	72,850
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	223,434	212,948
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	280,000	271,742
CSAIL Commercial Mortgage Trust:
sequential payer:
Series 2017-CX10 Class ASB, 3.3269% 11/15/50	489,420	480,723
Series 2019-C15 Class A4, 4.0529% 3/15/52	4,481,768	4,333,052
Series 2017-C8 Class C, 4.4093% 6/15/50 (d)	490,000	412,256
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.634% 12/15/30 (b)(d)(e)	1,296,000	1,210,572
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/40 (b)(d)	184,000	184,610
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 6.038% 1/15/41 (b)(d)	524,000	536,034
Class D, 6.9552% 1/15/41 (b)(d)	1,100,000	1,110,816
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(d)(e)	8,091,582	7,985,380
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5717% 11/15/38 (b)(d)(e)	1,134,679	1,115,555
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0664% 11/15/38 (b)(d)(e)	1,498,256	1,445,002
Eqt Trust 2024-Extr:
sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(d)	2,221,000	2,261,782
Series 2024-EXTR:
Class B, 1 month U.S. LIBOR + 0.000% 5.6546% 7/5/41 (b)(d)(e)	158,000	160,945
Class C, 6.0464% 7/5/41 (b)(d)	133,000	135,171
Class D, 6.6819% 7/5/41 (b)(d)	100,000	101,606
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5315% 7/15/38 (b)(d)(e)	4,325,335	4,306,411
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8315% 7/15/38 (b)(d)(e)	3,373,545	3,344,056
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1515% 7/15/38 (b)(d)(e)	2,988,511	2,962,410
Class D, CME Term SOFR 1 Month Index + 2.360% 7.7015% 7/15/38 (b)(d)(e)	613,535	610,471
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1515% 7/15/38 (b)(d)(e)	539,767	539,430
Freddie Mac sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,052,459	1,044,181
Series 2015-K049 Class A2, 3.01% 7/25/25	155,696	153,191
Series 2016-K055 Class A2, 2.673% 3/25/26	2,600,000	2,528,758
Series 2019-K736 Class A2, 2.282% 7/25/26	1,400,000	1,351,204
Series 2023-K751 Class A2, 4.412% 3/25/30	300,000	303,228
Series K058 Class A2, 2.653% 8/25/26	1,126,000	1,090,782
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/39 (b)(d)	500,000	523,491
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.4015% 9/15/31 (b)(d)(e)	648,090	644,548
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(d)(e)	2,253,000	2,219,247
Class B, CME Term SOFR 1 Month Index + 1.260% 6.6015% 10/15/36 (b)(d)(e)	160,000	156,060
Class C, CME Term SOFR 1 Month Index + 1.660% 7.0015% 10/15/36 (b)(d)(e)	132,000	128,704
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	95,259	90,833
Series 2018-GS9 Class A4, 3.992% 3/10/51	200,000	192,977
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	700,000	648,598
Series 2019-GC42 Class C, 3.8256% 9/10/52 (d)	441,000	362,823
Gs Mtg Securities Corp. Trust 2024-Rvr sequential payer Series 2024-RVR Class B, 5.7226% 8/10/29 (b)(d)	100,000	99,923
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(d)	1,000,000	950,794
Class F, 4.3333% 11/5/38 (b)(d)	1,000,000	943,995
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8256% 8/15/39 (b)(d)(e)	2,256,000	2,258,115
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2015-C33 Class A3, 3.5043% 12/15/48	282,040	277,365
Series 2014-C26 Class D, 3.9904% 1/15/48 (b)(d)	300,000	235,896
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4:
Class A2, 2.8822% 12/15/49	212,105	204,077
Class ASB, 2.9941% 12/15/49	281,821	275,375
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	434,915
Class CFX, 4.9498% 7/5/33 (b)	103,000	79,576
Class DFX, 5.3503% 7/5/33 (b)	159,000	115,225
Class XAFX, 1.2948% 7/5/33 (b)(d)(m)	2,000,000	39,583
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.6271% 12/15/36 (b)(d)(e)	2,700,000	2,707,594
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 9.025% 6/15/26 (b)(d)(e)	1,000,000	982,705
Class F, CME Term SOFR 1 Month Index + 4.430% 9.7739% 6/15/26 (b)(d)(e)	215,000	211,207
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	1,261,810	1,207,006
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6321% 5/15/39 (b)(d)(e)	2,726,000	2,666,935
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1308% 5/15/39 (b)(d)(e)	1,630,000	1,560,859
Class C, CME Term SOFR 1 Month Index + 2.090% 7.43% 5/15/39 (b)(d)(e)	913,000	859,178
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8788% 5/15/39 (b)(d)(e)	812,000	756,883
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(d)(e)	967,624	949,843
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3315% 3/15/38 (b)(d)(e)	267,286	260,793
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5515% 3/15/38 (b)(d)(e)	168,144	163,484
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8515% 3/15/38 (b)(d)(e)	233,975	227,646
Class E, CME Term SOFR 1 Month Index + 1.860% 7.2015% 3/15/38 (b)(d)(e)	204,629	196,470
MCR Mortgage Trust sequential payer Series 2024-TWA Class F, 10.382% 6/12/39 (b)	200,000	202,524
Merit floater Series 2021-STOR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 7/15/38 (b)(d)(e)	200,000	197,813
Class G, CME Term SOFR 1 Month Index + 2.860% 8.2015% 7/15/38 (b)(d)(e)	1,500,000	1,479,697
MHC Commercial Mortgage Trust floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 2.710% 8.0524% 4/15/38 (b)(d)(e)	1,509,978	1,476,057
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5961% 1/15/27 (b)(d)(e)	895,205	882,476
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2944% 1/15/27 (b)(d)(e)	1,115,815	1,101,408
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	794,431	777,393
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	1,000,000	955,397
Morgan Stanley Capital I Trust:
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	500,000	482,947
Series 2017-HR2 Class A4, 3.587% 12/15/50	270,000	259,179
Series 2018-L1 Class A3, 4.139% 10/15/51	1,070,000	1,052,760
Series 2019-L2 Class A3, 3.806% 3/15/52	391,713	375,676
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,798,000	1,721,842
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	209,548	217,159
Series 2017 H1 Class B, 4.075% 6/15/50	515,000	481,179
Series 2017-H1 Class C, 4.281% 6/15/50	180,000	163,944
Series 2017-HR2 Class D, 2.73% 12/15/50	296,000	249,196
Series 2018-H4 Class A4, 4.31% 12/15/51	5,485,000	5,346,828
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	246,000	233,120
Class C, 3.283% 11/10/36 (b)(d)	235,000	219,171
Series 2024-BPR2 Class X, 1.0727% 5/5/29 (b)(d)(m)	7,990,073	290,299
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(d)(e)	1,283,189	1,294,417
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1749% 10/15/28 (b)(d)(e)	3,019,268	3,030,560
OPG Trust floater Series 2021-PORT:
Class A, CME Term SOFR 1 Month Index + 0.590% 5.9355% 10/15/36 (b)(d)(e)	175,065	172,165
Class B, CME Term SOFR 1 Month Index + 0.820% 6.1645% 10/15/36 (b)(d)(e)	905,450	885,360
Class C, CME Term SOFR 1 Month Index + 0.940% 6.2835% 10/15/36 (b)(d)(e)	1,576,250	1,535,366
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8495% 10/15/36 (b)(d)(e)	975,000	952,987
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3369% 2/15/39 (b)(d)(e)	457,000	447,327
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9869% 2/15/39 (b)(d)(e)	237,000	230,360
SREIT Trust floater:
Series 2021-FLWR Class F, CME Term SOFR 1 Month Index + 2.780% 8.124% 7/15/36 (b)(d)(e)	1,000,000	985,850
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(d)(e)	12,516,724	12,364,176
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (b)(d)(e)	4,748,910	4,689,621
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7804% 11/15/38 (b)(d)(e)	578,902	570,229
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0296% 11/15/38 (b)(d)(e)	380,831	373,215
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4252% 11/15/38 (b)(d)(e)	956,863	938,943
STWD Trust floater sequential payer Series 2021-LIH Class F, CME Term SOFR 1 Month Index + 3.660% 9.002% 11/15/36 (b)(d)(e)	1,230,000	1,206,587
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,493,725	1,464,162
Series 2018-C12 Class A4, 4.0299% 8/15/51	5,000,000	4,898,932
Series 2017-C7 Class XA, 1.1325% 12/15/50 (d)(m)	1,137,979	29,773
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,129,727
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	1,276,000	1,041,774
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (b)(d)(e)	400,000	398,957
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (b)(d)(e)	1,500,000	1,496,088
Wells Fargo Commercial Mortgag Series 2024-1CHI Class E, 7.5743% 7/15/35 (b)(d)	173,000	173,071
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C35 Class A4FL, CME Term SOFR 1 Month Index + 1.160% 6.5031% 7/15/48 (b)(d)(e)	2,800,000	2,798,524
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (b)(d)(e)	953,000	928,722
Series 2021-SAVE Class D, CME Term SOFR 1 Month Index + 2.610% 7.9515% 2/15/40 (b)(d)(e)	460,800	453,897
sequential payer:
Series 2017-C38 Class ASB, 3.261% 7/15/50	479,956	471,465
Series 2017-C42 Class ASB, 3.488% 12/15/50	490,892	482,721
Series 2016-NXS6 Class C, 4.5379% 11/15/49 (d)	320,000	293,553
Series 2017-C42 Class XA, 1.004% 12/15/50 (d)(m)	3,482,159	80,191
Series 2018-C46 Class XA, 1.0782% 8/15/51 (d)(m)	2,285,847	52,313
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	917,635	894,305
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	400,000	379,117
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 0.7162% 8/15/47 (d)(m)	80,284	1
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $258,153,088)		258,121,186

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		125,000	125,195
Angola Republic:
8.25% 5/9/28 (b)		245,000	234,205
8.75% 4/14/32 (b)		200,000	181,626
9.375% 5/8/48 (b)		200,000	172,000
9.5% 11/12/25 (b)		315,000	320,808
Arab Republic of Egypt:
7.5% 1/31/27 (b)		305,000	298,328
7.5% 2/16/61 (b)		410,000	283,028
7.6003% 3/1/29 (b)		200,000	188,125
7.625% 5/29/32 (b)		135,000	115,594
7.903% 2/21/48 (b)		200,000	147,250
8.5% 1/31/47 (b)		295,000	228,164
8.7002% 3/1/49 (b)		200,000	156,374
Argentine Republic:
0.75% 7/9/30 (f)		3,412,810	1,940,182
1% 7/9/29		405,245	243,755
3.5% 7/9/41 (f)		460,000	191,590
4.125% 7/9/35 (f)		3,099,989	1,374,845
5% 1/9/38 (f)		825,000	401,363
Bahamian Republic 6% 11/21/28 (b)		200,000	184,750
Bahrain Kingdom:
5.625% 5/18/34 (b)		150,000	140,625
7.5% 2/12/36 (b)		100,000	105,719
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		75,000	76,776
6.25% 10/31/28 (b)		70,000	74,654
6.25% 7/9/54 (b)		300,000	323,979
Barbados Government 6.5% 10/1/29 (b)		275,000	263,313
Bermuda Government:
3.375% 8/20/50 (b)		100,000	72,719
3.717% 1/25/27 (b)		300,000	292,406
4.75% 2/15/29 (b)		200,000	198,776
5% 7/15/32 (b)		140,000	140,306
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		342,507	278,342
Brazilian Federative Republic:
3.875% 6/12/30		270,000	247,725
6% 10/20/33		200,000	200,260
7.125% 1/20/37		340,000	369,284
7.125% 5/13/54		100,000	102,402
8.25% 1/20/34		475,000	550,478
Canadian Government 2.75% 6/1/33	CAD	400,000	288,573
Chilean Republic:
2.45% 1/31/31		670,000	592,950
2.75% 1/31/27		200,000	191,688
3.1% 1/22/61		480,000	315,120
4.34% 3/7/42		200,000	180,100
5.33% 1/5/54		200,000	198,376
Colombian Republic:
3% 1/30/30		345,000	292,043
3.125% 4/15/31		240,000	196,200
3.25% 4/22/32		200,000	159,400
4.125% 5/15/51		200,000	125,190
5% 6/15/45		590,000	427,721
5.2% 5/15/49		285,000	209,176
7.375% 9/18/37		100,000	100,650
8% 4/20/33		130,000	138,515
8% 11/14/35		1,055,000	1,119,355
8.75% 11/14/53		1,350,000	1,468,733
Costa Rican Republic:
5.625% 4/30/43 (b)		200,000	185,000
7.3% 11/13/54 (b)		200,000	216,562
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(g)		200,000	104,438
6.825% (b)(g)		200,000	105,626
6.85% (b)(g)		85,000	45,581
7.55% (b)(g)		200,000	105,500
7.85% (b)(g)		225,000	119,602
Dominican Republic:
4.5% 1/30/30 (b)		1,350,000	1,278,734
4.875% 9/23/32 (b)		705,000	663,581
5.875% 1/30/60 (b)		150,000	137,700
5.95% 1/25/27 (b)		3,105,000	3,132,169
6% 7/19/28 (b)		715,000	728,857
6.5% 2/15/48 (b)		150,000	151,782
6.6% 6/1/36 (b)		135,000	141,885
6.85% 1/27/45 (b)		135,000	142,004
6.875% 1/29/26 (b)		295,000	299,978
7.05% 2/3/31 (b)		150,000	160,575
7.45% 4/30/44 (b)		145,000	161,993
Ecuador Republic:
5.5% 7/31/35 (b)(f)		420,000	232,050
6.9% 7/31/30 (b)		415,000	295,273
El Salvador Republic:
0.25% 4/17/30 (b)		150,000	3,825
6.375% 1/18/27 (b)		30,000	28,106
7.1246% 1/20/50 (b)		150,000	103,922
7.65% 6/15/35 (b)		60,000	47,010
9.25% 4/17/30 (b)		150,000	141,781
Emirate of Abu Dhabi:
3% 9/15/51 (b)		400,000	285,252
3.125% 9/30/49 (b)		890,000	654,150
3.875% 4/16/50 (b)		285,000	239,936
5.5% 4/30/54 (b)		200,000	214,625
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		305,000	234,698
5.25% 1/30/43 (Reg. S)		200,000	198,500
Export Credit Bank of Turkey 9% 1/28/27 (b)		120,000	126,900
Gabonese Republic:
6.625% 2/6/31 (b)		200,000	152,813
7% 11/24/31 (b)		200,000	152,500
Georgia Republic 2.75% 4/22/26 (b)		200,000	187,938
German Federal Republic:
2.1% 11/15/29(Reg. S)	EUR	1,400,000	1,541,515
2.5% 7/4/44	EUR	1,596,000	1,748,406
3.25% 7/4/42	EUR	1,674,000	2,029,853
Ghana Republic:
7.75% (b)(g)		200,000	104,750
10.75% 10/14/30 (b)		200,000	136,626
Guatemalan Republic:
6.125% 6/1/50 (b)		200,000	190,125
6.6% 6/13/36 (b)		200,000	208,602
Hungarian Republic:
3.125% 9/21/51 (b)		200,000	132,250
5.25% 6/16/29 (b)		200,000	201,950
5.5% 6/16/34 (b)		280,000	283,413
6.25% 9/22/32 (b)		140,000	149,849
6.75% 9/25/52 (b)		100,000	112,625
Indonesian Republic:
3.2% 9/23/61		200,000	136,938
3.85% 10/15/30		125,000	120,313
4.2% 10/15/50		2,100,000	1,840,781
4.35% 1/11/48		200,000	180,938
5.125% 1/15/45 (b)		500,000	506,415
5.25% 1/17/42 (b)		200,000	205,125
5.95% 1/8/46 (b)		200,000	220,500
6.75% 1/15/44 (b)		200,000	241,000
7.75% 1/17/38 (b)		350,000	443,078
8.5% 10/12/35 (b)		515,000	669,629
Islamic Republic of Pakistan:
6% 4/8/26 (b)		305,000	279,838
7.375% 4/8/31 (b)		400,000	318,500
Israeli State:
3.375% 1/15/50		270,000	182,319
5.75% 3/12/54		200,000	192,000
Ivory Coast:
5.875% 10/17/31 (b)	EUR	365,000	375,716
6.125% 6/15/33 (b)		260,000	237,656
6.375% 3/3/28 (b)		220,000	218,464
8.25% 1/30/37 (b)		200,000	199,250
Jordanian Kingdom:
4.95% 7/7/25 (b)		260,000	255,369
7.375% 10/10/47 (b)		100,000	90,750
7.75% 1/15/28 (b)		200,000	204,724
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		305,000	252,578
3.25% 10/22/30 (b)		595,000	554,683
3.45% 2/2/61 (b)		450,000	312,188
3.625% 3/4/28 (b)		200,000	195,063
3.75% 1/21/55 (b)		210,000	156,647
4.5% 10/26/46 (b)		275,000	242,258
4.5% 4/22/60 (b)		590,000	502,422
4.625% 10/4/47 (b)		200,000	179,188
5% 1/18/53 (b)		200,000	185,500
5.75% 1/16/54 (b)		200,000	204,000
Lebanese Republic:
5.8% (g)		290,000	18,760
6.375% (g)		365,000	23,497
Moroccan Kingdom 6.5% 9/8/33 (b)		200,000	213,518
Panamanian Republic:
2.252% 9/29/32		200,000	149,700
3.298% 1/19/33		200,000	162,230
3.87% 7/23/60		255,000	155,629
4.5% 5/15/47		200,000	145,986
4.5% 4/16/50		335,000	238,051
7.875% 3/1/57		200,000	219,126
8% 3/1/38		200,000	220,438
Peruvian Republic:
2.783% 1/23/31		270,000	238,714
3% 1/15/34		190,000	161,263
3.3% 3/11/41		170,000	132,813
Philippine Republic:
2.65% 12/10/45		200,000	137,125
5.5% 1/17/48		125,000	130,625
5.6% 5/14/49		200,000	211,375
5.609% 4/13/33		200,000	211,875
5.95% 10/13/47		205,000	226,397
Polish Government:
5.5% 4/4/53		85,000	86,824
5.5% 3/18/54		115,000	117,682
5.75% 11/16/32		175,000	187,836
Provincia de Cordoba:
6.875% 12/10/25 (b)		50,001	47,556
6.99% 6/1/27 (b)		225,000	195,264
Republic of Armenia 3.6% 2/2/31 (b)		200,000	168,125
Republic of Benin:
4.875% 1/19/32 (b)	EUR	145,000	140,196
7.96% 2/13/38 (b)		200,000	191,438
Republic of Kenya:
6.3% 1/23/34 (b)		90,000	69,075
9.75% 2/16/31 (b)		200,000	193,750
Republic of Montenegro 7.25% 3/12/31 (b)		200,000	206,563
Republic of Nigeria:
6.125% 9/28/28 (b)		590,000	531,000
6.5% 11/28/27 (b)		125,000	116,406
7.143% 2/23/30 (b)		200,000	180,938
7.625% 11/21/25 (b)		205,000	205,384
7.696% 2/23/38 (b)		200,000	160,250
7.875% 2/16/32 (b)		200,000	178,000
Republic of Paraguay:
2.739% 1/29/33 (b)		125,000	105,313
4.95% 4/28/31 (b)		220,000	217,388
5.4% 3/30/50 (b)		125,000	114,495
Republic of Senegal 6.25% 5/23/33 (b)		200,000	173,563
Republic of Serbia:
2.125% 12/1/30 (b)		435,000	358,331
6% 6/12/34 (b)		150,000	151,931
6.5% 9/26/33 (b)		200,000	208,650
Republic of Uzbekistan 3.9% 10/19/31 (b)		200,000	169,125
Romanian Republic:
3% 2/27/27 (b)		105,000	99,540
3% 2/14/31 (b)		375,000	322,414
3.625% 3/27/32 (b)		200,000	175,750
4% 2/14/51 (b)		210,000	149,969
6.625% 2/17/28 (b)		90,000	93,555
7.125% 1/17/33 (b)		30,000	32,466
Rwanda Republic 5.5% 8/9/31 (b)		240,000	192,825
South African Republic:
4.85% 9/27/27		200,000	197,356
5% 10/12/46		200,000	150,356
5.65% 9/27/47		150,000	121,017
5.75% 9/30/49		250,000	201,250
5.875% 4/20/32		200,000	194,506
State of Qatar:
4.4% 4/16/50 (b)		530,000	487,600
4.625% 6/2/46 (b)		480,000	461,100
4.817% 3/14/49 (b)		370,000	363,641
5.103% 4/23/48 (b)		410,000	417,688
9.75% 6/15/30 (b)		135,000	173,939
Sultanate of Oman:
5.625% 1/17/28 (b)		395,000	403,270
6% 8/1/29 (b)		365,000	379,965
6.25% 1/25/31 (b)		200,000	212,558
6.5% 3/8/47 (b)		125,000	132,031
6.75% 1/17/48 (b)		490,000	531,497
Turkish Republic:
4.25% 4/14/26		345,000	339,286
4.75% 1/26/26		435,000	431,194
4.875% 10/9/26		430,000	424,759
4.875% 4/16/43		355,000	260,481
5.125% 2/17/28		460,000	448,931
5.25% 3/13/30		85,000	80,499
5.75% 5/11/47		200,000	158,000
6% 1/14/41		470,000	404,347
6.625% 2/17/45		200,000	177,375
7.125% 7/17/32		250,000	251,875
7.625% 5/15/34		200,000	208,000
9.125% 7/13/30		200,000	223,250
9.375% 3/14/29		400,000	446,500
9.375% 1/19/33		335,000	383,994
9.875% 1/15/28		410,000	456,638
Ukraine Government:
0% 2/1/30 (b)(p)		56,743	23,974
0% 2/1/34 (b)(p)		212,044	65,204
0% 2/1/35 (b)(p)		179,193	71,677
0% 2/1/36 (b)(p)		149,326	59,133
0% 8/1/41 (b)(d)		160,000	110,400
1.75% 2/1/29 (b)(f)		372,960	221,911
1.75% 2/1/34 (b)(f)		337,180	147,516
1.75% 2/1/35 (b)(f)		192,200	82,646
1.75% 2/1/36 (b)(f)		136,460	57,996
United Mexican States:
2.659% 5/24/31		160,000	135,900
3.25% 4/16/30		300,000	272,250
3.5% 2/12/34		260,000	219,050
3.75% 1/11/28		300,000	290,344
3.75% 4/19/71		360,000	226,463
4.875% 5/19/33		200,000	189,750
5.75% 10/12/2110		385,000	329,656
6% 5/7/36		340,000	343,188
6.05% 1/11/40		305,000	305,381
6.338% 5/4/53		200,000	196,438
6.35% 2/9/35		200,000	207,875
Uruguay Republic:
5.1% 6/18/50		305,000	302,713
5.75% 10/28/34		120,000	129,975
Venezuelan Republic:
9.25% (g)		1,285,000	204,636
11.95% (Reg. S) (g)		560,000	87,360
12.75% (g)		105,000	16,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,534,491)			66,113,239

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank 3% 11/15/28 (Reg. S) (Cost $1,423,959)	EUR	1,330,000	1,498,615

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4423% 5/25/26 (d)(e)(q)	270,000	245,892
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (d)(e)(q)	169,561	162,778
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (d)(e)(q)	1,088,711	921,594
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(q)	208,163	172,254
		1,093,848
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.0846% 6/14/32 (d)(e)(q)	50,000	49,584
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3924% 7/21/30 (d)(e)(q)	1,069,000	1,063,655
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (d)(e)(q)	628,672	571,463
		1,684,702
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (d)(e)(q)	140,000	139,924
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1395% 6/6/31 (d)(e)(q)	1,105,000	1,071,220
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0844% 9/10/29 (d)(e)(q)	265,000	241,150
		1,312,370
TOTAL CONSUMER DISCRETIONARY		4,393,622
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (d)(e)(q)	404,980	403,631
FINANCIALS - 0.0%
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (d)(e)(q)	200,000	198,042
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0816% 7/1/31 (d)(e)(q)	230,000	223,963
INDUSTRIALS - 0.0%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (d)(e)(q)	264,319	198,406
Commercial Services & Supplies - 0.0%
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (d)(e)(q)	35,000	34,694
Professional Services - 0.0%
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 6/2/28 (d)(e)(q)	473,782	467,268
TOTAL INDUSTRIALS		700,368
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (e)(q)(r)	190,000	188,140
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (e)(q)(r)	120,000	117,400
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (d)(e)(q)	180,000	177,019
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 6/2/28 (d)(e)(q)	70,000	69,414
		551,973
MATERIALS - 0.1%
Chemicals - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (d)(e)(q)	259,332	204,353
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (d)(e)(q)	620,000	616,348
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.7842% 3/15/30 (d)(e)(q)	70,000	62,708
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/25/31 (d)(e)(q)	340,000	318,750
		1,202,159
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/20/31 (d)(e)(q)	165,000	165,096
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (d)(e)(q)(s)	315,531	298,177
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1112% 3/25/28 (d)(e)(q)	170,000	158,761
		456,938
TOTAL UTILITIES		622,034
TOTAL BANK LOAN OBLIGATIONS (Cost $8,613,724)		8,541,684

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (d)(e)	401,000	411,976
Regions Bank 6.45% 6/26/37	250,000	266,199
TOTAL BANK NOTES (Cost $692,886)		678,175

Fixed-Income Funds - 4.8%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (t)	2,509,222	245,326,654
iShares Broad USD High Yield Corporate Bond ETF	410,734	15,312,164
iShares iBoxx $ High Yield Corporate Bond ETF	64,350	5,105,529
TOTAL FIXED-INCOME FUNDS (Cost $266,766,754)		265,744,347

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(u)		275,000	264,306
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (Reg. S) (d)(u)	EUR	900,000	943,173
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (u)		180,000	185,028
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(u)	EUR	975,000	1,058,436
TOTAL CONSUMER STAPLES			1,243,464
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (d)(u)		170,000	165,855
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (d)(e)(u)		280,000	285,163
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.4897% (d)(e)(u)		680,000	679,646
			1,130,664
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(u)	EUR	200,000	225,520
Banco de Credito e Inversiones 8.75% (b)(d)(u)		115,000	123,850
Banco del Estado de Chile 7.95% (b)(d)(u)		105,000	113,280
Banco Do Brasil SA 10-Year Treasury Constant Maturity Rate + 4.390% 8.748% (b)(d)(e)(u)		250,000	261,196
Banco Mercantil del Norte SA:
6.75% (b)(d)(u)		145,000	146,348
7.625% (b)(d)(u)		440,000	448,726
Bank of America Corp. 5.875% (d)(u)		240,000	244,850
Barclays PLC 8.875% (d)(u)	GBP	270,000	373,756
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)		110,000	104,949
5.35% 11/12/29 (b)(d)		80,000	80,320
8.45% 6/29/38 (b)(d)		220,000	239,674
Citigroup, Inc. 7.125% (d)(u)		245,000	255,209
JPMorgan Chase & Co.:
4.6% (d)(u)		235,000	234,666
6.1% (d)(u)		230,000	235,826
M&T Bank Corp.:
3.5% (d)(u)		55,000	48,654
5.125% (d)(u)		110,000	108,876
NBK Tier 1 Ltd. 3.625% (b)(d)(u)		105,000	99,492
Wells Fargo & Co.:
6.85% (d)(u)		250,000	258,765
7.625% (c)(d)(u)		270,000	294,560
			3,898,517
Capital Markets - 0.0%
UBS Group AG 7% (Reg. S) (d)(u)		200,000	207,618
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (d)(u)		1,310,000	1,193,386
4.7% (d)(u)		555,000	463,267
			1,656,653
TOTAL FINANCIALS			5,762,788
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(u)	GBP	202,000	250,518
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (d)(u)		450,000	452,524
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)		976,000	997,259
Air Lease Corp. 4.125% (d)(u)		500,000	460,321
Aircastle Ltd. 5.25% (b)(d)(u)		510,000	513,447
			1,971,027
TOTAL INDUSTRIALS			2,674,069
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(d)(u)		105,000	102,154
5.65% (b)(d)(u)		250,000	254,583
			356,737
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(d)(u)		555,000	557,166
9.125% (b)(d)(u)		150,000	166,079
			723,245
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (d)(u)	EUR	1,200,000	953,068
Citycon Oyj 7.875% (Reg. S) (d)(u)	EUR	218,000	202,568
CPI Property Group SA 3.75% (Reg. S) (d)(u)	EUR	501,000	364,785
Grand City Properties SA 1.5% (Reg. S) (d)(u)	EUR	800,000	720,228
Heimstaden Bostad AB 3.248% (Reg. S) (d)(u)	EUR	582,000	577,282
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(g)(u)	EUR	310,000	120,793
			2,938,724
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (d)(u)	GBP	335,000	434,890
TOTAL PREFERRED SECURITIES (Cost $15,438,548)			16,472,060

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (v)	332,770,952	332,837,506
Fidelity Securities Lending Cash Central Fund 5.39% (v)(w)	14,735,306	14,736,780
TOTAL MONEY MARKET FUNDS (Cost $347,573,541)		347,574,286

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	3,800,000	114,367
Option on an interest rate swap with Citibank N.A. to pay a fixed rate of 3.694% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	5,500,000	184,524
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	4,200,000	142,068
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.386% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	26,700,000	891,751
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.455% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	9,500,000	381,865
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	8,400,000	324,447
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	5,600,000	80,157
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	9,500,000	108,269

TOTAL PUT OPTIONS			2,227,448
Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	3,800,000	199,789
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	5,500,000	237,490
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	4,200,000	189,130
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.386% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	26,700,000	904,287
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.455% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	9,500,000	365,133
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	8,400,000	335,749
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	5,600,000	304,259
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	9,500,000	450,946

TOTAL CALL OPTIONS			2,986,783
TOTAL PURCHASED SWAPTIONS (Cost $5,432,624)			5,214,231

TOTAL INVESTMENT IN SECURITIES - 114.7% (Cost $6,361,587,810)	6,384,894,994
NET OTHER ASSETS (LIABILITIES) - (14.7)%	(818,407,731)
NET ASSETS - 100.0%	5,566,487,263

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(5,250,000)	(4,420,225)
3% 9/1/54	(4,000,000)	(3,617,259)
3% 9/1/54	(7,800,000)	(7,053,655)
3.5% 9/1/54	(1,000,000)	(930,627)
5% 9/1/54	(7,950,000)	(7,933,198)
5% 9/1/54	(6,250,000)	(6,236,791)
5% 9/1/54	(3,525,000)	(3,517,550)
5.5% 9/1/54	(15,575,000)	(15,674,627)
6% 9/1/54	(21,850,000)	(22,166,867)

TOTAL GINNIE MAE		(71,550,799)

Uniform Mortgage Backed Securities
2% 9/1/39	(2,800,000)	(2,532,031)
2% 9/1/39	(5,650,000)	(5,109,277)
2% 9/1/54	(43,550,000)	(35,619,136)
2% 9/1/54	(3,775,000)	(3,087,537)
2% 9/1/54	(3,775,000)	(3,087,537)
2% 9/1/54	(18,700,000)	(15,294,554)
2% 9/1/54	(15,300,000)	(12,513,726)
2% 9/1/54	(45,400,000)	(37,132,233)
2% 9/1/54	(7,100,000)	(5,807,023)
2% 9/1/54	(4,400,000)	(3,598,719)
2% 9/1/54	(3,600,000)	(2,944,406)
2% 9/1/54	(7,000,000)	(5,725,234)
2.5% 9/1/54	(31,650,000)	(26,980,387)
2.5% 9/1/54	(16,000,000)	(13,639,374)
2.5% 9/1/54	(7,000,000)	(5,967,226)
2.5% 9/1/54	(8,100,000)	(6,904,933)
3% 9/1/54	(125,000)	(110,825)
3% 9/1/54	(14,200,000)	(12,589,743)
3% 9/1/54	(1,700,000)	(1,507,223)
3.5% 9/1/54	(2,700,000)	(2,485,160)
4% 9/1/54	(2,600,000)	(2,465,633)
5.5% 9/1/54	(5,000,000)	(5,034,180)
5.5% 9/1/54	(13,600,000)	(13,692,968)
6% 9/1/54	(5,450,000)	(5,550,271)
6% 9/1/54	(1,750,000)	(1,782,197)
6% 9/1/54	(23,100,000)	(23,525,003)
6.5% 9/1/54	(10,300,000)	(10,605,379)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(265,291,915)

TOTAL TBA SALE COMMITMENTS (Proceeds $334,748,026)		(336,842,714)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
TME 10 Year Canadian Note Contracts (Canada)	36	Dec 2024	3,287,322	(33,447)	(33,447)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	12	Sep 2024	946,852	24,310	24,310
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3	Dec 2024	340,688	(2,771)	(2,771)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	22	Dec 2024	4,566,031	(5,034)	(5,034)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,985	Dec 2024	217,155,898	(933,888)	(933,888)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	32	Dec 2024	3,940,000	(76,046)	(76,046)

TOTAL TREASURY CONTRACTS					(993,429)

TOTAL PURCHASED					(1,026,876)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	10	Dec 2024	1,296,227	8,813	8,813

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	263	Dec 2024	29,866,938	239,906	239,906
CBOT 5-Year U.S. Treasury Note Contracts (United States)	147	Dec 2024	16,081,570	68,044	68,044
CBOT Long Term U.S. Treasury Bond Contracts (United States)	45	Dec 2024	5,540,625	109,600	109,600

TOTAL TREASURY CONTRACTS					417,550

TOTAL SOLD					426,363

TOTAL FUTURES CONTRACTS					(600,513)
The notional amount of futures purchased as a percentage of Net Assets is 4.2%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	73,000	USD	80,828	BNP Paribas S.A.	9/04/24	(134)
USD	43,560	AUD	65,000	UBS AG	10/03/24	(467)
USD	355,128	CAD	485,000	Bank of America, N.A.	10/03/24	(5,090)
USD	299,349	EUR	270,000	BNP Paribas S.A.	10/03/24	494
USD	48,956,136	EUR	44,286,000	Bank of America, N.A.	10/03/24	(62,637)
USD	19,104,713	GBP	14,745,000	State Street Bank and Trust Co	10/03/24	(265,140)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(332,974)
Unrealized Appreciation						494
Unrealized Depreciation						(333,468)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	220,000	(2,785)	2,619	(166)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	220,000	(2,785)	2,619	(166)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	460,000	(5,823)	5,477	(346)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	550,000	965	(2,616)	(1,651)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,300,000	(37,091)	32,239	(4,852)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		40,000	132	(427)	(295)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		2,900,000	30,797	(34,538)	(3,741)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		1,800,000	19,116	(20,630)	(1,514)
CMBX N.A. AAA Index Series 15		Nov 2064	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,800,000	50,975	(91,427)	(40,452)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		140,000	20,666	(39,775)	(19,109)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		280,000	41,331	(62,590)	(21,259)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		100,000	14,761	(24,304)	(9,543)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		190,000	28,046	(46,006)	(17,960)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		80,000	11,809	(21,866)	(10,057)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		160,000	23,618	(41,849)	(18,231)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		160,000	23,618	(45,942)	(22,324)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		200,000	29,522	(59,150)	(29,628)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	88,567	(115,761)	(27,194)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		460,000	67,902	(134,034)	(66,132)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		130,000	19,190	(31,630)	(12,440)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		60,000	8,857	(14,318)	(5,461)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		150,000	22,142	(38,184)	(16,042)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		40,000	5,905	(10,457)	(4,552)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		90,000	13,285	(27,086)	(13,801)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		70,000	10,333	(19,659)	(9,326)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		140,000	20,666	(38,982)	(18,316)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	20,666	(32,035)	(11,369)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	14,761	(16,626)	(1,865)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	44,284	(50,255)	(5,971)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	28,046	(45,274)	(17,228)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	19,190	(31,954)	(12,764)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	28,046	(46,933)	(18,887)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	25,094	(42,750)	(17,656)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	22,142	(35,271)	(13,129)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		300,000	33,016	(35,616)	(2,600)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		150,000	16,508	(24,259)	(7,751)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		400,000	44,022	(57,095)	(13,073)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		500,000	55,027	(64,606)	(9,579)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		300,000	33,016	(36,949)	(3,933)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		400,000	44,022	(52,665)	(8,643)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	11,005	(13,926)	(2,921)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	22,011	(28,547)	(6,536)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	600,000	(131,572)	118,322	(13,250)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	550,000	7,717	(11,784)	(4,067)
Societe Generale		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	600,000	7,309	(3,952)	3,357
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	500,000	6,958	(10,483)	(3,525)

TOTAL BUY PROTECTION								854,987	(1,400,935)	(545,948)
Sell Protection
5-Year CDX N.A. EM Series 41	NR	Jun 2029	ICE	1%	Quarterly		2,600,000	21,480	0	21,480
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	(132)	927	795
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		1,800,000	(26,673)	36,242	9,569
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		2,800,000	(55,865)	63,853	7,988
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		800,000	(15,961)	16,731	770
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		1,600,000	(31,923)	39,940	8,017
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		4,600,000	(91,778)	115,561	23,783

TOTAL SELL PROTECTION								(200,852)	273,254	72,402
TOTAL CREDIT DEFAULT SWAPS								654,135	(1,127,681)	(473,546)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	32,090,000	(376,484)	0	(376,484)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	44,062,000	(374,889)	0	(374,889)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	4,878,000	(98,527)	0	(98,527)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	23,544,000	(540,854)	0	(540,854)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	9,012,000	(159,718)	0	(159,718)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	1,008,000	28,949	0	28,949
TOTAL INTEREST RATE SWAPS							(1,521,523)	0	(1,521,523)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $990,111,954 or 17.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing - Security is in default.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $351,527.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,121,854.
(k)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $385,399.

(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(o)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(q)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(r)	The coupon rate will be determined upon settlement of the loan after period end.
(s)	Level 3 security
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(u)	Security is perpetual in nature with no stated maturity date.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	84,973,598	3,296,085,438	3,048,225,605	10,264,830	4,075	-	332,837,506	0.7%
Fidelity Emerging Markets Debt Central Fund	42,002,712	42,268,963	86,899,124	2,655,819	(7,430,938)	10,058,387	-	0.0%
Fidelity Floating Rate Central Fund	157,041,077	89,271,667	-	19,272,162	-	(986,090)	245,326,654	16.8%
Fidelity International Credit Central Fund	50,413,382	42,435,508	95,472,483	2,435,508	(11,550,128)	14,173,721	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	50,201,734	1,418,361,029	1,453,825,983	65,469	-	-	14,736,780	0.1%
Fidelity Specialized High Income Central Fund	144,791,683	81,257,382	228,742,015	7,252,524	(15,106,950)	17,799,900	-	0.0%
Total	529,424,186	4,969,679,987	4,913,165,210	41,946,312	(34,083,941)	41,045,918	592,900,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,404,441,919	-	1,404,441,919	-

U.S. Government and Government Agency Obligations	2,079,943,957	-	2,079,943,957	-

U.S. Government Agency - Mortgage Securities	1,456,706,024	-	1,456,706,024	-

Asset-Backed Securities	383,120,777	-	383,120,777	-

Collateralized Mortgage Obligations	90,724,494	-	90,724,494	-

Commercial Mortgage Securities	258,121,186	-	258,121,186	-

Foreign Government and Government Agency Obligations	66,113,239	-	66,113,239	-

Supranational Obligations	1,498,615	-	1,498,615	-

Bank Loan Obligations	8,541,684	-	8,243,507	298,177

Bank Notes	678,175	-	678,175	-

Fixed-Income Funds	265,744,347	265,744,347	-	-

Preferred Securities	16,472,060	-	16,472,060	-

Money Market Funds	347,574,286	347,574,286	-	-

Purchased Swaptions	5,214,231	-	5,214,231	-
Total Investments in Securities:	6,384,894,994	613,318,633	5,771,278,184	298,177
Derivative Instruments: Assets
Futures Contracts	450,673	450,673	-	-
Forward Foreign Currency Contracts	494	-	494	-
Swaps	1,085,472	-	1,085,472	-
Total Assets	1,536,639	450,673	1,085,966	-
Liabilities
Futures Contracts	(1,051,186)	(1,051,186)	-	-
Forward Foreign Currency Contracts	(333,468)	-	(333,468)	-
Swaps	(1,952,860)	-	(1,952,860)	-
Total Liabilities	(3,337,514)	(1,051,186)	(2,286,328)	-
Total Derivative Instruments:	(1,800,875)	(600,513)	(1,200,362)	-
Other Financial Instruments:
TBA Sale Commitments	(336,842,714)	-	(336,842,714)	-
Total Other Financial Instruments:	(336,842,714)	-	(336,842,714)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	1,056,523	(402,388)
Total Credit Risk	1,056,523	(402,388)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	494	(333,468)
Total Foreign Exchange Risk	494	(333,468)
Interest Rate Risk
Futures Contracts (d)	450,673	(1,051,186)
Purchased Swaptions (e)	5,214,231	0
Swaps (a)	28,949	(1,550,472)
Total Interest Rate Risk	5,693,853	(2,601,658)
Total Value of Derivatives	6,750,870	(3,337,514)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $14,203,677) - See accompanying schedule:
Unaffiliated issuers (cost $5,767,157,503)	$5,791,994,054
Fidelity Central Funds (cost $594,430,307)	592,900,940

Total Investment in Securities (cost $6,361,587,810)		$6,384,894,994
Segregated cash with brokers for derivative instruments		3,325,185
Cash		874,993
Foreign currency held at value (cost $1,323,068)		1,322,626
Receivable for investments sold
Regular delivery		907,103
Delayed delivery		4,974
Receivable for TBA sale commitments		334,748,026
Unrealized appreciation on forward foreign currency contracts		494
Receivable for fund shares sold		127,657,036
Interest receivable		45,577,393
Distributions receivable from Fidelity Central Funds		1,354,218
Receivable for daily variation margin on centrally cleared swaps		178,592
Bi-lateral OTC swaps, at value		1,035,043
Total assets		6,901,880,677
Liabilities
Payable for investments purchased
Regular delivery	$74,426,648
Delayed delivery	902,671,065
TBA sale commitments, at value	336,842,714
Unrealized depreciation on forward foreign currency contracts	333,468
Payable for fund shares redeemed	3,874,689
Distributions payable	475,495
Bi-lateral OTC swaps, at value	402,388
Accrued management fee	1,330,200
Payable for daily variation margin on futures contracts	299,220
Other payables and accrued expenses	747
Collateral on securities loaned	14,736,780
Total liabilities		1,335,393,414
Net Assets		$5,566,487,263
Net Assets consist of:
Paid in capital		$5,687,671,116
Total accumulated earnings (loss)		(121,183,853)
Net Assets		$5,566,487,263
Net Asset Value, offering price and redemption price per share ($5,566,487,263 ÷ 620,497,085 shares)		$8.97
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$285,468
Interest		151,212,274
Income from Fidelity Central Funds (including $65,469 from security lending)		41,946,312
Total income		193,444,054
Expenses
Management fee	$11,115,971
Independent trustees' fees and expenses	10,058
Miscellaneous	7,119
Total expenses before reductions	11,133,148
Expense reductions	(8,017)
Total expenses after reductions		11,125,131
Net Investment income (loss)		182,318,923
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(33,310,117)
Fidelity Central Funds	(34,083,941)
Forward foreign currency contracts	(1,821,561)
Foreign currency transactions	(10,180)
Futures contracts	1,076,580
Swaps	(567,238)
Total net realized gain (loss)		(68,716,457)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	180,053,369
Fidelity Central Funds	41,045,918
Forward foreign currency contracts	(332,974)
Assets and liabilities in foreign currencies	38,162
Futures contracts	(186,805)
Swaps	(1,855,029)
TBA Sale commitments	(1,442,480)
Total change in net unrealized appreciation (depreciation)		217,320,161
Net gain (loss)		148,603,704
Net increase (decrease) in net assets resulting from operations		$330,922,627
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$182,318,923	$87,478,805
Net realized gain (loss)	(68,716,457)	(56,178,803)
Change in net unrealized appreciation (depreciation)	217,320,161	(23,885,692)
Net increase (decrease) in net assets resulting from operations	330,922,627	7,414,310
Distributions to shareholders	(172,264,230)	(85,467,263)

Share transactions
Proceeds from sales of shares	4,028,174,598	1,404,417,066
Reinvestment of distributions	168,517,346	84,724,456
Cost of shares redeemed	(1,285,849,465)	(734,401,848)

Net increase (decrease) in net assets resulting from share transactions	2,910,842,479	754,739,674
Total increase (decrease) in net assets	3,069,500,876	676,686,721

Net Assets
Beginning of period	2,496,986,387	1,820,299,666
End of period	$5,566,487,263	$2,496,986,387

Other Information
Shares
Sold	461,101,298	159,841,049
Issued in reinvestment of distributions	19,311,983	9,662,098
Redeemed	(147,620,778)	(83,442,462)
Net increase (decrease)	332,792,503	86,060,685

Financial Highlights
Fidelity® Total Bond K6 Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.68	$9.03	$10.45	$10.82	$10.34
Income from Investment Operations
Net investment income (loss) A,B	.426	.376	.248	.247	.293
Net realized and unrealized gain (loss)	.268	(.357)	(1.388)	.013	.494
Total from investment operations	.694	.019	(1.140)	.260	.787
Distributions from net investment income	(.404)	(.369)	(.244)	(.240)	(.287)
Distributions from net realized gain	-	-	(.036)	(.390)	(.020)
Total distributions	(.404)	(.369)	(.280)	(.630)	(.307)
Net asset value, end of period	$8.97	$8.68	$9.03	$10.45	$10.82
Total Return C	8.25%	.25%	(11.07)%	2.53%	7.77%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	4.92%	4.30%	2.55%	2.37%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$5,566,487	$2,496,986	$1,820,300	$1,833,077	$1,647,610
Portfolio turnover rate F	306%	203%	108%	137%	167%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, passive foreign investment companies (PFIC), market discount, partnerships, contingent interest, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$125,239,398
Gross unrealized depreciation	(103,197,255)
Net unrealized appreciation (depreciation)	$22,042,143
Tax Cost	$6,356,263,960

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,687,822
Capital loss carryforward	$(136,594,390)
Net unrealized appreciation (depreciation) on securities and other investments	$9,722,715

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(48,248,670)
Long-term	(88,345,720)
Total capital loss carryforward	$(136,594,390)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$172,264,230	$85,467,263
Total	$172,264,230	$85,467,263

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond K6 Fund
Credit Risk
Swaps	3,053	(385,630)
Total Credit Risk	3,053	(385,630)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(1,821,561)	(332,974)
Total Foreign Exchange Risk	(1,821,561)	(332,974)
Interest Rate Risk
Futures Contracts	1,076,580	(186,805)
Purchased Options	(8,232)	(209,942)
Swaps	(570,291)	(1,469,399)
Total Interest Rate Risk	498,057	(1,866,146)
Totals	(1,320,451)	(2,584,750)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	8,087,784,756	6,728,291,914
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Emerging Markets Debt Central Fund, Fidelity Specialized High Income Central Fund, and Fidelity International Credit Central Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized loss of $34,088,016 on the Fund's redemptions of Fidelity Emerging Markets Debt Central Fund, Fidelity Specialized High Income Central Fund, and Fidelity International Credit Central Fund, which is included in "Net Realized gain (loss): Fidelity Central Funds" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Emerging Markets Debt Central Fund	86,899,124	(7,430,938)	11,140,913
Fidelity Specialized High Income Central Fund	228,742,015	(15,106,950)	2,687,289
Fidelity International Credit Central Fund	95,472,483	(11,550,128)	1,208,359

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Bond K6 Fund	6,974	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,017.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Total Bond K6 Fund (the "Fund"), a fund of Fidelity Income Fund, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 29.68% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $172,264,230 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884015.107
TBDK6-ANN-1024
Fidelity® Government Income Fund

Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Government Income Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 43.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
5.25% 9/15/39	2,235	2,400
5.375% 4/1/56	2,737	3,012
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,412
U.S. Treasury Obligations - 42.9%
U.S. Treasury Bonds:
2% 8/15/51	56,172	35,612
2.375% 2/15/42	353	270
2.5% 2/15/45	6,151	4,619
2.875% 5/15/49	4,458	3,460
3% 2/15/49	95,774	76,189
3.625% 2/15/53	86,159	77,284
3.625% 5/15/53	11,120	9,982
4.125% 8/15/53	9,358	9,189
4.25% 2/15/54	33,340	33,470
4.25% 8/15/54	6,530	6,571
4.375% 8/15/43	85,314	86,154
4.625% 5/15/44	12,000	12,497
4.625% 5/15/54	15,120	16,160
4.75% 2/15/37	2,223	2,401
U.S. Treasury Notes:
1.125% 8/31/28	94,478	85,322
1.5% 1/31/27	22,230	21,034
1.625% 9/30/26	1,028	981
2.5% 3/31/27	46,600	45,113
2.625% 5/31/27	45,180	43,788
2.625% 7/31/29	25,679	24,389
2.75% 4/30/27	40,000	38,923
2.75% 7/31/27	33,510	32,539
2.75% 8/15/32	1,800	1,665
3.5% 1/31/28	5,750	5,698
3.75% 5/31/30	55,440	55,349
3.75% 6/30/30	26,780	26,729
3.875% 8/15/34 (b)	18,770	18,700
4% 1/15/27	1,260	1,264
4% 7/31/30	6,990	7,068
4% 1/31/31	5,660	5,722
4.125% 2/15/27	45,050	45,330
4.125% 10/31/27	24,500	24,738
4.125% 8/31/30	1,950	1,985
4.25% 3/15/27	49,820	50,326
4.25% 2/28/31	40,720	41,757
4.25% 6/30/31	4,940	5,070
4.375% 12/15/26	350	354
4.375% 7/15/27	38,630	39,219
TOTAL U.S. TREASURY OBLIGATIONS		996,921
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,594
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,060,896)		1,010,927

U.S. Government Agency - Mortgage Securities - 34.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 14.4%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.873% 10/1/35 (c)(d)	5	5
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (c)(d)	1	1
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	3	3
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 6.058% 10/1/33 (c)(d)	13	13
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (c)(d)	6	6
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 6.755% 1/1/35 (c)(d)	2	2
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.26% 2/1/33 (c)(d)	11	11
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.461% 12/1/34 (c)(d)	14	14
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.785% 3/1/35 (c)(d)	12	12
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.975% 2/1/44 (c)(d)	19	20
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 6.803% 5/1/44 (c)(d)	1	1
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.125% 9/1/33 (c)(d)	21	21
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(d)	6	6
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (c)(d)	14	15
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.939% 2/1/44 (c)(d)	52	53
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(d)	76	78
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.315% 7/1/35 (c)(d)	9	9
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 6.175% 4/1/44 (c)(d)	95	98
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (c)(d)	52	54
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 6.08% 4/1/44 (c)(d)	37	38
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.971% 3/1/36 (c)(d)	46	47
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	0	0
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.413% 5/1/35 (c)(d)	2	2
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.414% 3/1/33 (c)(d)	6	7
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.837% 11/1/36 (c)(d)	10	11
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.061% 5/1/36 (c)(d)	11	12
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 6.406% 7/1/43 (c)(d)	18	19
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.167% 6/1/42 (c)(d)	35	36
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (c)(d)	124	128
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.434% 8/1/41 (c)(d)	4	4
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.439% 7/1/35 (c)(d)	20	21
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.994% 2/1/37 (c)(d)	22	23
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	126	129
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.444% 12/1/40 (c)(d)	70	72
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 7.635% 7/1/41 (c)(d)	11	11
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(d)	1	1
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	16	16
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (c)(d)	55	56
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 7.64% 7/1/41 (c)(d)	21	22
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (c)(d)	3	3
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	13	14
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.429% 4/1/36 (c)(d)	17	18
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 6.522% 8/1/35 (c)(d)	10	10
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.703% 7/1/37 (c)(d)	4	4
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (c)(d)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.150% 6.429% 7/1/36 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (c)(d)	17	17
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.177% 7/1/34 (c)(d)	2	2
1.5% 11/1/35 to 3/1/41	10,946	9,279
2% 2/1/28 to 2/1/52	122,529	108,014
2.5% 5/1/31 to 12/1/51	54,778	49,133
3% 1/1/28 to 2/1/52	57,501	52,390
3.4% 8/1/42 to 9/1/42	24	23
3.5% 5/1/35 to 3/1/52 (e)	61,683	57,345
4% 3/1/36 to 4/1/49	6,145	5,955
4.25% 11/1/41	5	5
4.5% to 4.5% 6/1/25 to 2/1/49	2,643	2,631
5% 10/1/29 to 12/1/52	21,213	21,349
5.288% 8/1/41 (c)	48	48
5.5% 8/1/25 to 6/1/54	3,894	3,932
6% to 6% 9/1/29 to 6/1/54	17,250	17,748
6.5% 7/1/32 to 6/1/54	6,587	6,856
6.723% 2/1/39 (c)	19	20
7% to 7% 8/1/25 to 10/1/32	12	13
7.5% to 7.5% 9/1/25 to 11/1/31	7	7
TOTAL FANNIE MAE		335,908
Freddie Mac - 10.2%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 6.029% 8/1/37 (c)(d)	2	2
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(d)	5	6
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	4	4
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(d)	3	3
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.04% 7/1/36 (c)(d)	18	19
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.165% 1/1/37 (c)(d)	4	5
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.415% 7/1/35 (c)(d)	3	3
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(d)	26	27
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	216	222
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.567% 7/1/41 (c)(d)	7	7
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.422% 10/1/36 (c)(d)	23	24
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (c)(d)	2	2
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	22	22
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (c)(d)	296	304
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(d)	5	5
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.155% 5/1/41 (c)(d)	40	42
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.54% 5/1/41 (c)(d)	40	41
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.628% 6/1/41 (c)(d)	39	40
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.785% 6/1/41 (c)(d)	16	16
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 6.601% 10/1/42 (c)(d)	88	91
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 7% 10/1/35 (c)(d)	16	17
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.635% 5/1/37 (c)(d)	3	3
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.936% 4/1/38 (c)(d)	2	2
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.635% 6/1/37 (c)(d)	7	7
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	1	1
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.91% 7/1/36 (c)(d)	102	105
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	2	2
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 3.010% 8.637% 10/1/35 (c)(d)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.782% 6/1/33 (c)(d)	22	22
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.969% 4/1/34 (c)(d)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.260% 7.127% 6/1/33 (c)(d)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.899% 3/1/35 (c)(d)	10	10
U.S. TREASURY 1 YEAR INDEX + 2.540% 7.588% 7/1/35 (c)(d)	120	123
1.5% 11/1/35 to 4/1/41	10,489	8,856
2% 5/1/35 to 4/1/52	35,247	30,801
2.5% 5/1/30 to 1/1/52	63,866	57,016
3% 6/1/31 to 3/1/52	20,666	18,708
3.5% 3/1/32 to 3/1/52	32,753	30,762
4% 1/1/36 to 2/1/50	5,690	5,535
4% 4/1/48	2	2
4.5% 6/1/25 to 10/1/48	1,699	1,692
5% 8/1/33 to 12/1/52	21,006	21,120
5.5% 3/1/53 (f)(g)	13,843	14,186
6% 2/1/29 to 11/1/53	17,676	18,196
6.5% 1/1/32 to 10/1/53	26,967	28,157
7% 8/1/26 to 9/1/36	16	17
7.5% 1/1/27 to 11/1/30	0	0
8% 2/1/30 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
TOTAL FREDDIE MAC		236,243
Ginnie Mae - 5.6%
3.5% 11/15/40 to 12/20/49	2,051	1,944
4% 8/15/39 to 5/20/49	7,572	7,346
4.5% 6/20/33 to 6/20/41	1,241	1,236
5.5% 10/15/35 to 9/15/39	37	38
7% to 7% 1/15/28 to 8/15/32	10	11
7.5% to 7.5% 9/15/25 to 1/15/31	3	3
8% 7/15/25 to 12/15/27	0	0
8.5% 8/15/29 to 1/15/31	0	0
2% 10/20/50 to 1/20/52	43,641	36,743
2.5% 6/20/51 to 12/20/51	39,094	33,822
3% 5/15/42 to 2/20/50	841	771
5% 9/20/33 to 4/20/48	685	698
5.47% 8/20/59 (c)(h)	1	1
5.5% 9/1/54 (i)	16,500	16,606
5.5% 10/1/54 (i)	8,725	8,779
6% 11/20/31 to 5/15/40	1,217	1,258
6% 9/1/54 (i)	3,700	3,754
6% 9/1/54 (i)	300	304
6% 9/1/54 (i)	150	152
6% 9/1/54 (i)	4,750	4,819
6% 9/1/54 (i)	2,875	2,917
6% 9/1/54 (i)	2,125	2,156
6% 10/1/54 (i)	5,800	5,882
6.5% 3/20/31 to 8/15/36	6	6
TOTAL GINNIE MAE		129,246
Uniform Mortgage Backed Securities - 4.7%
2% 9/1/54 (i)	26,100	21,347
2% 9/1/54 (i)	3,750	3,067
2% 9/1/54 (i)	3,800	3,108
2% 9/1/54 (i)	3,750	3,067
2% 9/1/54 (i)	7,675	6,277
2% 9/1/54 (i)	7,550	6,175
2% 9/1/54 (i)	26,100	21,347
2% 9/1/54 (i)	11,425	9,344
2% 9/1/54 (i)	1,750	1,431
2.5% 9/1/54 (i)	1,350	1,151
2.5% 9/1/54 (i)	1,300	1,108
2.5% 9/1/54 (i)	1,300	1,108
2.5% 9/1/54 (i)	14,200	12,105
2.5% 9/1/54 (i)	3,450	2,941
2.5% 10/1/54 (i)	3,700	3,158
3.5% 9/1/54 (i)	1,250	1,151
5.5% 9/1/54 (i)	9,450	9,515
6% 9/1/54 (i)	2,000	2,037
6.5% 9/1/54 (i)	25	26
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		109,463
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $822,474)		810,860

Collateralized Mortgage Obligations - 12.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.1%
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	2,395	2,388
U.S. Government Agency - 12.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4433% 8/25/31 (c)(d)	19	20
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2633% 2/25/32 (c)(d)	0	0
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4677% 3/18/32 (c)(d)	1	1
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0677% 11/18/31 (c)(d)	15	15
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 4/25/32 (c)(d)	8	8
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 10/25/32 (c)(d)	1	1
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2133% 1/25/32 (c)(d)	0	0
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9133% 11/25/32 (c)(d)	9	9
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 11/25/32 (c)(d)	14	14
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 12/25/33 (c)(j)(k)	16	2
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2167% 11/25/36 (c)(j)(k)	11	1
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3933% 6/25/36 (c)(d)	1,352	1,362
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	3	3
Series 1999-32 Class PL, 6% 7/25/29	5	5
Series 1999-33 Class PK, 6% 7/25/29	3	3
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-70 Class BJ, 5% 7/25/33	26	26
Series 2005-102 Class CO 11/25/35 (l)	3	2
Series 2005-68 Class CZ, 5.5% 8/25/35	1,250	1,282
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3454% 8/25/35 (c)(d)(k)	0	0
Series 2005-81 Class PC, 5.5% 9/25/35	9	9
Series 2006-12 Class BO 10/25/35 (l)	10	9
Series 2006-15 Class OP 3/25/36 (l)	15	13
Series 2006-37 Class OW 5/25/36 (l)	2	1
Series 2006-45 Class OP 6/25/36 (l)	147	122
Series 2006-62 Class KP 4/25/36 (l)	7	6
Series 2010-118 Class PB, 4.5% 10/25/40	1,422	1,431
Series 2012-149:
Class DA, 1.75% 1/25/43	242	225
Class GA, 1.75% 6/25/42	291	270
Series 2012-93 Class QW, 5% 1/25/42	57	57
Series 2017-1 Class JP, 3.5% 4/25/45	395	385
Series 2017-22 Class JN, 4.5% 4/25/46	900	893
Series 2019-52 Class M, 3.5% 3/25/49	130	126
Series 2019-64 Class MJ, 4.5% 6/25/49	1,719	1,683
Series 2019-74 Class LB, 3% 10/25/49	749	687
Series 2021-26 Class HC, 1% 11/25/49	7,312	6,313
Series 2022-2 Class TH, 2.5% 2/25/52	1,057	972
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1	1
Series 1999-25 Class Z, 6% 6/25/29	4	4
Series 2001-20 Class Z, 6% 5/25/31	4	4
Series 2001-31 Class ZC, 6.5% 7/25/31	2	2
Series 2002-16 Class ZD, 6.5% 4/25/32	2	2
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0867% 11/25/32 (c)(j)(k)	2	0
Series 2004-52 Class KZ, 5.5% 7/25/34	120	121
Series 2004-91 Class Z, 5% 12/25/34	1,193	1,194
Series 2005-117 Class JN, 4.5% 1/25/36	56	55
Series 2005-14 Class ZB, 5% 3/25/35	368	368
Series 2006-72 Class CY, 6% 8/25/26	145	145
Series 2009-59 Class HB, 5% 8/25/39	571	575
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	1	0
Series 2017-89 Class KV, 3.5% 8/25/47	1,859	1,831
Series 2020-49 Class JA, 2% 8/25/44	963	895
Series 2020-51 Class BA, 2% 6/25/46	3,135	2,773
Series 2020-67 Class KZ, 3.25% 9/25/40	10,368	9,682
Series 2021-85 Class L, 2.5% 8/25/48	1,106	986
Series 2021-96 Class HA, 2.5% 2/25/50	1,781	1,585
Series 2022-1 Class KA, 3% 5/25/48	1,778	1,653
Series 2022-3:
Class G, 2% 11/25/47	46,291	41,089
Class N, 2% 10/25/47	14,233	12,744
Series 2022-4 Class B, 2.5% 5/25/49	1,295	1,157
Series 2022-49 Class TE, 4.5% 12/25/48	13,189	12,967
Series 2022-5:
Class 0, 2.5% 6/25/48	1,856	1,685
Class BA, 2.5% 12/25/49	1,526	1,335
Series 2022-65 Class GA, 5% 4/25/46	13,432	13,282
Series 2022-7 Class A, 3% 5/25/48	2,532	2,354
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1767% 12/25/36 (c)(j)(k)	8	1
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9767% 5/25/37 (c)(j)(k)	4	0
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 3/25/33 (c)(j)(k)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	62	63
Series 2005-79 Class ZC, 5.9% 9/25/35	37	38
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.8401% 6/25/37 (c)(d)(k)	3	4
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (c)(d)(k)	5	6
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (c)(d)(k)	1	1
Series 2010-135 Class ZA, 4.5% 12/25/40	16	17
Series 2010-150 Class ZC, 4.75% 1/25/41	148	148
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3833% 3/25/36 (c)(d)	938	945
Series 2010-95 Class ZC, 5% 9/25/40	307	311
Series 2011-39 Class ZA, 6% 11/25/32	18	19
Series 2011-4 Class PZ, 5% 2/25/41	50	49
Series 2011-67 Class AI, 4% 7/25/26 (j)	4	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	36	1
Series 2012-27 Class EZ, 4.25% 3/25/42	2,430	2,351
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0867% 6/25/41 (c)(j)(k)	2	0
Series 2013-133 Class IB, 3% 4/25/32 (j)	9	0
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5867% 1/25/44 (c)(j)(k)	19	2
Series 2013-51 Class GI, 3% 10/25/32 (j)	17	1
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2567% 6/25/35 (c)(j)(k)	20	2
Series 2015-42 Class IL, 6% 6/25/45 (j)	104	17
Series 2015-70 Class JC, 3% 10/25/45	119	114
Series 2016-26 Class CG, 3% 5/25/46	3,930	3,760
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	58	9
Series 2018-45 Class GI, 4% 6/25/48 (j)	745	156
Series 2020-45 Class JL, 3% 7/25/40	638	586
Series 2021-59 Class H, 2% 6/25/48	1,162	966
Series 2021-66:
Class DA, 2% 1/25/48	1,246	1,041
Class DM, 2% 1/25/48	1,324	1,106
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	4	1
Series 343 Class 16, 5.5% 5/25/34 (j)	4	1
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	2	0
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	2	0
Class 13, 6% 3/25/34 (j)	2	0
Series 359 Class 19, 6% 7/25/35 (c)(j)	1	0
Series 384 Class 6, 5% 7/25/37 (j)	15	2
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.268% 1/15/32 (c)(d)	0	0
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (c)(d)	0	0
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.468% 3/15/32 (c)(d)	0	0
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 6/15/31 (c)(d)	1	1
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (c)(d)	0	0
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.868% 11/15/32 (c)(d)	5	5
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.068% 2/15/32 (c)(d)	9	9
Series 2682 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 10/15/33 (c)(d)	483	486
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 2/15/33 (c)(d)	341	343
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.868% 3/15/34 (c)(d)	119	118
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	4,029	3,385
Series 2022-5213 Class JM, 3.5% 9/25/51	6,095	5,878
Series 2022-5214 Class CG, 3.5% 4/25/52	2,027	1,936
Series 2022-5220 Class PK, 3.5% 1/25/51	2,751	2,612
Series 2022-5224 Class DQ, 3.75% 8/25/44	3,421	3,300
Series 2095 Class PE, 6% 11/15/28	4	4
Series 2101 Class PD, 6% 11/15/28	2	2
Series 2121 Class MG, 6% 2/15/29	2	2
Series 2131 Class BG, 6% 3/15/29	13	13
Series 2137 Class PG, 6% 3/15/29	2	2
Series 2154 Class PT, 6% 5/15/29	3	3
Series 2162 Class PH, 6% 6/15/29	1	1
Series 2520 Class BE, 6% 11/15/32	8	8
Series 2682 Class LD, 4.5% 10/15/33	110	110
Series 2693 Class MD, 5.5% 10/15/33	17	17
Series 2802 Class OB, 6% 5/15/34	12	13
Series 2996 Class MK, 5.5% 6/15/35	4	4
Series 3002 Class NE, 5% 7/15/35	18	18
Series 3110 Class OP 9/15/35 (l)	2	2
Series 3119 Class PO 2/15/36 (l)	18	15
Series 3121 Class KO 3/15/36 (l)	3	3
Series 3123 Class LO 3/15/36 (l)	10	8
Series 3145 Class GO 4/15/36 (l)	11	9
Series 3189 Class PD, 6% 7/15/36	16	17
Series 3225 Class EO 10/15/36 (l)	5	4
Series 3258 Class PM, 5.5% 12/15/36	6	6
Series 3415 Class PC, 5% 12/15/37	159	160
Series 3832 Class PE, 5% 3/15/41	73	74
Series 3857 Class ZP, 5% 5/15/41	3,953	4,035
Series 4135 Class AB, 1.75% 6/15/42	224	209
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1	1
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,499	1,540
Series 2020-5018:
Class LC, 3% 10/25/40	4,301	3,963
Class LT, 3.25% 10/25/40	10,642	10,023
Class LY, 3% 10/25/40	3,268	3,010
Series 2021-5137 Class TA, 2% 3/25/39	10,239	9,254
Series 2021-5175 Class CB, 2.5% 4/25/50	6,440	5,719
Series 2021-5180 Class KA, 2.5% 10/25/47	1,285	1,170
Series 2022-5189 Class DA, 2.5% 5/25/49	1,384	1,234
Series 2022-5190 Class BA, 2.5% 11/25/47	1,316	1,196
Series 2022-5191 Class CA, 2.5% 4/25/50	1,509	1,331
Series 2022-5197 Class DA, 2.5% 11/25/47	999	909
Series 2022-5198 Class BA, 2.5% 11/25/47	4,817	4,405
Series 2022-5200 Class LA, 3% 10/25/48	2,363	2,195
Series 2022-5202 Class LB, 2.5% 10/25/47	1,070	975
Series 2135 Class JE, 6% 3/15/29	1	1
Series 2145 Class MZ, 6.5% 4/15/29	14	14
Series 2274 Class ZM, 6.5% 1/15/31	1	1
Series 2281 Class ZB, 6% 3/15/30	2	2
Series 2303 Class ZV, 6% 4/15/31	7	7
Series 2357 Class ZB, 6.5% 9/15/31	24	24
Series 2502 Class ZC, 6% 9/15/32	3	3
Series 2519 Class ZD, 5.5% 11/15/32	4	4
Series 2587 Class AD, 4.71% 3/15/33	349	350
Series 2877 Class ZD, 5% 10/15/34	1,476	1,479
Series 2998 Class LY, 5.5% 7/15/25	1	1
Series 3007 Class EW, 5.5% 7/15/25	66	66
Series 3889 Class DZ, 4% 1/15/41	10,994	10,684
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.132% 2/15/36 (c)(j)(k)	5	1
Series 2013-4281 Class AI, 4% 12/15/28 (j)	0	0
Series 2017-4683 Class LM, 3% 5/15/47	149	143
Series 2020-5041 Class LB, 3% 11/25/40	7,320	6,750
Series 2021-5083 Class VA, 1% 8/15/38	11,716	11,070
Series 2021-5182 Class A, 2.5% 10/25/48	8,454	7,542
Series 2022-5236 Class P, 5% 4/25/48	2,065	2,077
Series 2022-5266 Class CD, 4.5% 10/25/44	1,417	1,410
Series 2933 Class ZM, 5.75% 2/15/35	81	84
Series 2947 Class XZ, 6% 3/15/35	33	34
Series 2996 Class ZD, 5.5% 6/15/35	54	55
Series 3237 Class C, 5.5% 11/15/36	72	74
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.192% 11/15/36 (c)(j)(k)	23	2
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.112% 6/15/37 (c)(j)(k)	15	2
Series 3843 Class PZ, 5% 4/15/41	2,434	2,471
Series 3949 Class MK, 4.5% 10/15/34	12	12
Series 4055 Class BI, 3.5% 5/15/31 (j)	3	0
Series 4314 Class AI, 5% 3/15/34 (j)	1	0
Series 4427 Class LI, 3.5% 2/15/34 (j)	48	2
Series 4471 Class PA 4% 12/15/40	41	41
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.718% 5/15/37 (c)(d)	19	18
Series 2156 Class TC, 6.25% 5/15/29	1	1
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	1	1
Series 2056 Class Z, 6% 5/15/28	3	4
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159 Class GC, 2% 11/25/47	1,029	917
Series 4341 Class ML, 3.5% 11/15/31	1,715	1,668
Series 4386 Class AZ, 4.5% 11/15/40	176	173
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2369% 6/16/37 (c)(j)(k)	10	1
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9502% 7/20/37 (c)(d)	74	74
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9302% 1/20/38 (c)(d)	73	73
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.3102% 8/20/38 (c)(d)	516	520
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3502% 9/20/38 (c)(d)	370	373
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0531% 11/16/39 (c)(d)	375	374
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9831% 12/16/39 (c)(d)	60	59
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0116% 3/20/60 (c)(d)(h)	51	51
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 7/20/60 (c)(d)(h)	593	591
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7464% 9/20/60 (c)(d)(h)	506	503
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7464% 8/20/60 (c)(d)(h)	472	469
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8264% 12/20/60 (c)(d)(h)	251	250
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 12/20/60 (c)(d)(h)	188	187
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 2/20/61 (c)(d)(h)	190	190
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9364% 2/20/61 (c)(d)(h)	219	219
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 4/20/61 (c)(d)(h)	207	207
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (c)(d)(h)	197	196
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (c)(d)(h)	214	214
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9764% 6/20/61 (c)(d)(h)	231	230
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9964% 9/20/61 (c)(d)(h)	1,062	1,061
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 10/20/61 (c)(d)(h)	684	684
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8502% 8/20/42 (c)(d)	80	79
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 11/20/61 (c)(d)(h)	832	833
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 1/20/62 (c)(d)(h)	385	385
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 1/20/62 (c)(d)(h)	768	767
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 3/20/62 (c)(d)(h)	385	384
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0964% 5/20/61 (c)(d)(h)	18	18
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0464% 8/20/63 (c)(d)(h)	50	50
Series 2014-H02 Class FB, CME Term SOFR 1 Month Index + 0.650% 6.0964% 12/20/63 (c)(d)(h)	1,831	1,831
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 1/20/64 (c)(d)(h)	820	819
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0464% 12/20/63 (c)(d)(h)	25	24
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 6/20/64 (c)(d)(h)	56	56
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7264% 5/20/63 (c)(d)(h)	26	26
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6464% 4/20/63 (c)(d)(h)	25	25
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8464% 12/20/62 (c)(d)(h)	37	36
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	3,673	3,761
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	23	1
Series 2011-68 Class EC, 3.5% 4/20/41	38	37
Series 2016-69 Class WA, 3% 2/20/46	85	80
Series 2017-134 Class BA, 2.5% 11/20/46	319	294
Series 2017-153 Class GA, 3% 9/20/47	229	211
Series 2017-182 Class KA, 3% 10/20/47	182	169
Series 2018-13 Class Q, 3% 4/20/47	218	206
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	27	26
Series 2010-160 Class DY, 4% 12/20/40	218	214
Series 2010-170 Class B, 4% 12/20/40	48	47
Series 2011-69 Class GX, 4.5% 5/16/40	1,435	1,426
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	266	263
Series 2017-139 Class BA, 3% 9/20/47	3,210	2,931
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	754	729
Series 2004-22 Class M1, 5.5% 4/20/34	857	902
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0469% 5/16/34 (c)(j)(k)	5	0
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7469% 8/17/34 (c)(j)(k)	5	0
Series 2010-116 Class QB, 4% 9/16/40	16	15
Series 2010-169 Class Z, 4.5% 12/20/40	4,258	4,005
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 5/20/60 (c)(d)(h)	34	34
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	45	43
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6498% 7/20/41 (c)(j)(k)	20	2
Series 2013-149 Class MA, 2.5% 5/20/40	118	115
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	0	0
Series 2014-2 Class BA, 3% 1/20/44	432	401
Series 2014-21 Class HA, 3% 2/20/44	161	151
Series 2014-25 Class HC, 3% 2/20/44	274	254
Series 2014-5 Class A, 3% 1/20/44	223	207
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	1	1
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(h)	129	125
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.6% 5/20/66 (c)(d)(h)	1,117	1,112
Series 2017-186 Class HK, 3% 11/16/45	235	219
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.45% 8/20/66 (c)(d)(h)	1,694	1,686
Series 2090-118 Class XZ, 5% 12/20/39	8,543	8,724
TOTAL U.S. GOVERNMENT AGENCY		293,339
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $290,866)		295,727

Commercial Mortgage Securities - 10.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
floater Series 2024-K523 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.9012% 4/25/29 (c)(d)	12,499	12,499
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	10,346	10,265
Series 2015-K049 Class A2, 3.01% 7/25/25	16,610	16,342
Series 2015-K050 Class A2, 3.334% 8/25/25 (c)	14,994	14,782
Series 2015-K051 Class A2, 3.308% 9/25/25	12,483	12,295
Series 2015-KPLB Class A, 2.77% 5/25/25	8,620	8,470
Series 2016-K052 Class A2, 3.151% 11/25/25	16,081	15,805
Series 2016-K055 Class A2, 2.673% 3/25/26	3,050	2,966
Series 2016-K060 Class A2, 3.3% 10/25/26	2,000	1,960
Series 2017-K066 Class A2, 3.117% 6/25/27	2,370	2,304
Series 2017-K729 Class A2, 3.136% 10/25/24	4,952	4,925
Series 2018-K732 Class A2, 3.7% 5/25/25	13,753	13,618
Series 2018-K733 Class A2, 3.75% 8/25/25	17,212	17,019
Series 2019-K735 Class A2, 2.862% 5/25/26	6,107	5,954
Series 2019-K736 Class A2, 2.282% 7/25/26	7,700	7,432
Series 2022-K747 Class A2, 2.05% 11/25/28	4,300	3,955
Series K058 Class A2, 2.653% 8/25/26	11,075	10,729
Series K073 Class A2, 3.35% 1/25/28	2,470	2,408
Series 2016-K059 Class A2, 3.12% 9/25/26 (c)	2,200	2,150
Series K047 Class A2, 3.329% 5/25/25	2,478	2,448
Series K053 Class A2, 2.995% 12/25/25	18,820	18,449
Series K056 Class A2, 2.525% 5/25/26	29,400	28,509
Series K063 Class A2, 3.43% 1/25/27	1,700	1,669
Series K734 Class A2, 3.208% 2/25/26	7,400	7,267
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	7,743	7,668
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (m)	15,200	14,853
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $245,723)		246,741

Money Market Funds - 5.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (n)	114,487,263	114,510
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	18,230,374	18,232
TOTAL MONEY MARKET FUNDS (Cost $132,740)		132,742

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.0%
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	7,700	260

Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	7,700	347

TOTAL PURCHASED SWAPTIONS (Cost $634)			607

TOTAL INVESTMENT IN SECURITIES - 107.4% (Cost $2,553,333)	2,497,604
NET OTHER ASSETS (LIABILITIES) - (7.4)%	(172,646)
NET ASSETS - 100.0%	2,324,958

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
5.5% 9/1/54	(8,725)	(8,781)
6% 9/1/54	(5,800)	(5,884)

TOTAL GINNIE MAE		(14,665)

Uniform Mortgage Backed Securities
2% 9/1/54	(45,075)	(36,866)
2% 9/1/54	(7,550)	(6,175)
2% 9/1/54	(26,100)	(21,347)
2% 9/1/54	(11,425)	(9,344)
2% 9/1/54	(1,750)	(1,431)
2.5% 9/1/54	(3,700)	(3,154)
2.5% 9/1/54	(21,650)	(18,456)
2.5% 10/1/54	(14,200)	(12,119)
3% 9/1/54	(21,300)	(18,885)
3% 9/1/54	(11,100)	(9,841)
3% 9/1/54	(22,000)	(19,505)
3.5% 9/1/54	(2,000)	(1,841)
3.5% 9/1/54	(22,700)	(20,894)
4% 9/1/54	(5,600)	(5,311)
5% 9/1/54	(42,475)	(42,165)
5.5% 9/1/54	(18,800)	(18,929)
6% 9/1/54	(10,350)	(10,540)
6.5% 9/1/54	(17,700)	(18,225)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(275,028)

TOTAL TBA SALE COMMITMENTS (Proceeds $287,390)		(289,693)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,039	Dec 2024	231,554	(1,742)	(1,742)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,822	Dec 2024	378,150	(457)	(457)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	428	Dec 2024	46,823	(201)	(201)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	72	Dec 2024	8,865	(176)	(176)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	57	Dec 2024	7,520	(188)	(188)

TOTAL FUTURES CONTRACTS					(2,764)
The notional amount of futures purchased as a percentage of Net Assets is 29.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $608,455,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	52,809	(620)	0	(620)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	96,764	(1,525)	0	(1,525)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	1,200	(24)	0	(24)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	88,765	(2,029)	0	(2,029)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	24,652	649	0	649
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	12,735	69	0	69
TOTAL INTEREST RATE SWAPS							(3,480)	0	(3,480)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $315,528,000.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $6,622,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,947,000.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,925,000.

(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,853,000 or 0.6% of net assets.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	83,962	1,293,244	1,262,697	2,581	1	-	114,510	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	-	524,453	506,221	22	-	-	18,232	0.1%
Total	83,962	1,817,697	1,768,918	2,603	1	-	132,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	1,010,927	-	1,010,927	-

U.S. Government Agency - Mortgage Securities	810,860	-	810,860	-

Collateralized Mortgage Obligations	295,727	-	295,727	-

Commercial Mortgage Securities	246,741	-	246,741	-

Money Market Funds	132,742	132,742	-	-

Purchased Swaptions	607	-	607	-
Total Investments in Securities:	2,497,604	132,742	2,364,862	-
Derivative Instruments: Assets
Swaps	718	-	718	-
Total Assets	718	-	718	-
Liabilities
Futures Contracts	(2,764)	(2,764)	-	-
Swaps	(4,198)	-	(4,198)	-
Total Liabilities	(6,962)	(2,764)	(4,198)	-
Total Derivative Instruments:	(6,244)	(2,764)	(3,480)	-
Other Financial Instruments:
TBA Sale Commitments	(289,693)	-	(289,693)	-
Total Other Financial Instruments:	(289,693)	-	(289,693)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(2,764)
Purchased Swaptions (b)	607	0
Swaps (c)	718	(4,198)
Total Interest Rate Risk	1,325	(6,962)
Total Value of Derivatives	1,325	(6,962)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $17,767) - See accompanying schedule:
Unaffiliated issuers (cost $2,420,593)	$2,364,862
Fidelity Central Funds (cost $132,740)	132,742

Total Investment in Securities (cost $2,553,333)		$2,497,604
Receivable for investments sold
Regular delivery		42
Delayed delivery		28
Receivable for TBA sale commitments		287,390
Receivable for fund shares sold		1,126
Interest receivable		9,870
Distributions receivable from Fidelity Central Funds		416
Receivable for daily variation margin on centrally cleared swaps		302
Receivable from investment adviser for expense reductions		14
Other receivables		4
Total assets		2,796,796
Liabilities
Payable for investments purchased
Regular delivery	$7,220
Delayed delivery	152,967
TBA sale commitments, at value	289,693
Payable for fund shares redeemed	1,383
Distributions payable	308
Accrued management fee	547
Distribution and service plan fees payable	49
Payable for daily variation margin on futures contracts	1,115
Other affiliated payables	324
Collateral on securities loaned	18,232
Total liabilities		471,838
Net Assets		$2,324,958
Net Assets consist of:
Paid in capital		$2,828,390
Total accumulated earnings (loss)		(503,432)
Net Assets		$2,324,958

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($97,177 ÷ 10,397 shares)(a)		$9.35
Maximum offering price per share (100/96.00 of $9.35)		$9.74
Class M :
Net Asset Value and redemption price per share ($73,033 ÷ 7,815 shares)(a)		$9.35
Maximum offering price per share (100/96.00 of $9.35)		$9.74
Class C :
Net Asset Value and offering price per share ($15,725 ÷ 1,693 shares)(a)		$9.29
Government Income :
Net Asset Value, offering price and redemption price per share ($1,474,666 ÷ 157,999 shares)		$9.33
Class I :
Net Asset Value, offering price and redemption price per share ($174,237 ÷ 18,641 shares)		$9.35
Class Z :
Net Asset Value, offering price and redemption price per share ($490,120 ÷ 52,406 shares)		$9.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2024 Amounts in thousands
Investment Income
Interest		$106,789
Income from Fidelity Central Funds (including $22 from security lending)		2,603
Total income		109,392
Expenses
Management fee	$8,234
Transfer agent fees	2,596
Distribution and service plan fees	635
Fund wide operations fee	1,703
Independent trustees' fees and expenses	9
Total expenses before reductions	13,177
Expense reductions	(400)
Total expenses after reductions		12,777
Net Investment income (loss)		96,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(168,081)
Fidelity Central Funds	1
Futures contracts	(377)
Swaps	(1,638)
Total net realized gain (loss)		(170,095)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	245,878
Futures contracts	(4,135)
Swaps	(3,069)
TBA Sale commitments	(1,718)
Total change in net unrealized appreciation (depreciation)		236,956
Net gain (loss)		66,861
Net increase (decrease) in net assets resulting from operations		$163,476
Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,615	$83,700
Net realized gain (loss)	(170,095)	(132,679)
Change in net unrealized appreciation (depreciation)	236,956	(44,414)
Net increase (decrease) in net assets resulting from operations	163,476	(93,393)
Distributions to shareholders	(88,201)	(79,823)

Share transactions - net increase (decrease)	(1,413,478)	240,581
Total increase (decrease) in net assets	(1,338,203)	67,365

Net Assets
Beginning of period	3,663,161	3,595,796
End of period	$2,324,958	$3,663,161

Financial Highlights
Fidelity Advisor® Government Income Fund Class A

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.06	$9.51	$10.78	$11.17	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.277	.189	.076	.052	.117
Net realized and unrealized gain (loss)	.266	(.461)	(1.269)	(.255)	.477
Total from investment operations	.543	(.272)	(1.193)	(.203)	.594
Distributions from net investment income	(.253)	(.178)	(.077)	(.046)	(.124)
Distributions from net realized gain	-	-	-	(.141)	-
Total distributions	(.253)	(.178)	(.077)	(.187)	(.124)
Net asset value, end of period	$9.35	$9.06	$9.51	$10.78	$11.17
Total Return C,D	6.11%	(2.87)%	(11.11)%	(1.84)%	5.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.79%	.79%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.79%	.79%	.77%	.76%	.77%
Expenses net of all reductions	.79%	.79%	.77%	.76%	.77%
Net investment income (loss)	3.06%	2.05%	.74%	.48%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$97	$103	$119	$185	$215
Portfolio turnover rate G	393%	354%	318% H	223%	255% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class M

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.06	$9.51	$10.77	$11.17	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.280	.191	.077	.052	.118
Net realized and unrealized gain (loss)	.265	(.460)	(1.259)	(.265)	.477
Total from investment operations	.545	(.269)	(1.182)	(.213)	.595
Distributions from net investment income	(.255)	(.181)	(.078)	(.046)	(.125)
Distributions from net realized gain	-	-	-	(.141)	-
Total distributions	(.255)	(.181)	(.078)	(.187)	(.125)
Net asset value, end of period	$9.35	$9.06	$9.51	$10.77	$11.17
Total Return C,D	6.14%	(2.85)%	(11.01)%	(1.92)%	5.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.76%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.75%	.76%
Expenses net of all reductions	.76%	.76%	.76%	.75%	.76%
Net investment income (loss)	3.09%	2.07%	.75%	.48%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$73	$83	$95	$128	$151
Portfolio turnover rate G	393%	354%	318% H	223%	255% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class C

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.01	$9.45	$10.73	$11.16	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.208	.119	(.002)	(.032)	.034
Net realized and unrealized gain (loss)	.256	(.451)	(1.261)	(.257)	.472
Total from investment operations	.464	(.332)	(1.263)	(.289)	.506
Distributions from net investment income	(.184)	(.108)	(.017)	- C	(.046)
Distributions from net realized gain	-	-	-	(.141)	-
Total distributions	(.184)	(.108)	(.017)	(.141)	(.046)
Net asset value, end of period	$9.29	$9.01	$9.45	$10.73	$11.16
Total Return D,E	5.23%	(3.52)%	(11.78)%	(2.61)%	4.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.54%	1.54%	1.53%	1.53%	1.53%
Net investment income (loss)	2.31%	1.29%	(.02)%	(.29)%	.31%
Supplemental Data
Net assets, end of period (in millions)	$16	$26	$33	$48	$80
Portfolio turnover rate H	393%	354%	318% I	223%	255% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Government Income Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.05	$9.49	$10.76	$11.15	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.307	.220	.108	.085	.152
Net realized and unrealized gain (loss)	.256	(.451)	(1.269)	(.257)	.476
Total from investment operations	.563	(.231)	(1.161)	(.172)	.628
Distributions from net investment income	(.283)	(.209)	(.109)	(.077)	(.158)
Distributions from net realized gain	-	-	-	(.141)	-
Total distributions	(.283)	(.209)	(.109)	(.218)	(.158)
Net asset value, end of period	$9.33	$9.05	$9.49	$10.76	$11.15
Total Return C	6.36%	(2.44)%	(10.84)%	(1.56)%	5.94%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.40%	2.38%	1.06%	.79%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$1,475	$1,556	$1,756	$2,130	$2,743
Portfolio turnover rate F	393%	354%	318% G	223%	255% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class I

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.06	$9.51	$10.78	$11.17	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.304	.215	.105	.081	.148
Net realized and unrealized gain (loss)	.265	(.460)	(1.270)	(.257)	.477
Total from investment operations	.569	(.245)	(1.165)	(.176)	.625
Distributions from net investment income	(.279)	(.205)	(.105)	(.073)	(.155)
Distributions from net realized gain	-	-	-	(.141)	-
Total distributions	(.279)	(.205)	(.105)	(.214)	(.155)
Net asset value, end of period	$9.35	$9.06	$9.51	$10.78	$11.17
Total Return C	6.42%	(2.59)%	(10.85)%	(1.59)%	5.89%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.50%	.49%	.49%	.49%
Net investment income (loss)	3.35%	2.34%	1.02%	.75%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$174	$195	$199	$280	$411
Portfolio turnover rate F	393%	354%	318% G	223%	255% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class Z

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.07	$9.51	$10.78	$11.18	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.318	.228	.116	.095	.163
Net realized and unrealized gain (loss)	.254	(.450)	(1.268)	(.267)	.485
Total from investment operations	.572	(.222)	(1.152)	(.172)	.648
Distributions from net investment income	(.292)	(.218)	(.118)	(.087)	(.168)
Distributions from net realized gain	-	-	-	(.141)	-
Total distributions	(.292)	(.218)	(.118)	(.228)	(.168)
Net asset value, end of period	$9.35	$9.07	$9.51	$10.78	$11.18
Total Return C	6.45%	(2.35)%	(10.74)%	(1.55)%	6.12%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.49%	2.47%	1.15%	.88%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$490	$1,699	$1,394	$735	$937
Portfolio turnover rate F	393%	354%	318% G	223%	255% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,442
Gross unrealized depreciation	(96,185)
Net unrealized appreciation (depreciation)	$(55,743)
Tax Cost	$2,546,704

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,519
Capital loss carryforward	$(446,669)
Net unrealized appreciation (depreciation) on securities and other investments	$(63,282)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(202,701)
Long-term	(243,968)
Total capital loss carryforward	$(446,669)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$88,201	$ 79,823
Total	$88,201	$ 79,823

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Government Income Fund
Interest Rate Risk
Futures Contracts	(377)	(4,135)
Purchased Options	(319)	(27)
Swaps	(1,638)	(3,069)
Total Interest Rate Risk	(2,334)	(7,231)
Totals	(2,334)	(7,231)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	6,500,115	6,739,347
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	241	3
Class M	- %	.25%	192	-
Class C	.75%	.25%	202	16
			635	19
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9
Class M	1
Class CA	1
11

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	183.19
Class M	124.16
Class C	38.19
Government Income	1,484.10
Class I	277.15
Class Z	490.05
	2,596
Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Government Income Fund	.06%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Government Income Fund	2	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	391

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reductionA

Class M	$-

A Amount represents less than $500.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Government Income Fund
Distributions to shareholders
Class A	$2,679	$2,110
Class M	2,160	1,702
Class C	407	336
Government Income	46,389	37,026
Class I	5,685	4,277
Class Z	30,881	34,372
Total	$88,201	$79,823

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Government Income Fund
Class A
Shares sold	2,075	1,513	$18,906	$13,966
Reinvestment of distributions	284	220	2,576	2,022
Shares redeemed	(3,372)	(2,876)	(30,459)	(26,482)
Net increase (decrease)	(1,013)	(1,143)	$(8,977)	$(10,494)
Class M
Shares sold	1,664	2,172	$15,069	$20,012
Reinvestment of distributions	222	169	2,015	1,558
Shares redeemed	(3,240)	(3,211)	(29,248)	(29,618)
Net increase (decrease)	(1,354)	(870)	$(12,164)	$(8,048)
Class C
Shares sold	156	357	$1,407	$3,270
Reinvestment of distributions	45	36	402	332
Shares redeemed	(1,406)	(959)	(12,592)	(8,788)
Net increase (decrease)	(1,205)	(566)	$(10,783)	$(5,186)
Government Income
Shares sold	31,604	38,534	$286,126	$355,883
Reinvestment of distributions	4,803	3,764	43,457	34,583
Shares redeemed	(50,452)	(55,194)	(455,613)	(507,770)
Net increase (decrease)	(14,045)	(12,896)	$(126,030)	$(117,304)
Class I
Shares sold	9,816	10,672	$89,336	$98,225
Reinvestment of distributions	613	455	5,554	4,187
Shares redeemed	(13,352)	(10,495)	(120,324)	(96,612)
Net increase (decrease)	(2,923)	632	$(25,434)	$5,800
Class Z
Shares sold	18,503	72,658	$167,382	$672,939
Reinvestment of distributions	3,321	3,658	29,991	33,676
Shares redeemed	(156,809)	(35,436)	(1,427,463)	(330,802)
Net increase (decrease)	(134,985)	40,880	$(1,230,090)	$375,813

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 45.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $89,710,958 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $88,200,921 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.537760.128
GOV-ANN-1024
Fidelity® Intermediate Government Income Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Intermediate Government Income Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 76.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 75.7%
U.S. Treasury Bonds:
4.125% 8/15/53	3,026	2,972
4.25% 2/15/54	350	351
4.25% 8/15/54	1,170	1,177
4.625% 5/15/44	340	354
4.625% 5/15/54	2,030	2,170
U.S. Treasury Notes:
0.25% 7/31/25	6,029	5,806
0.25% 10/31/25	840	802
0.375% 12/31/25	4,210	4,005
0.75% 8/31/26	12,364	11,616
1.125% 8/31/28	53,595	48,403
1.25% 12/31/26	3,278	3,090
1.25% 9/30/28	580	525
1.5% 1/31/27	5,049	4,777
1.875% 2/28/27	5,600	5,341
2% 8/15/25	34,301	33,533
2.5% 2/28/26	9,441	9,223
2.625% 7/31/29	410	389
2.75% 7/31/27	2,880	2,797
2.75% 5/31/29	2,897	2,771
2.75% 8/15/32	13,693	12,663
2.875% 11/30/25	6,513	6,406
2.875% 4/30/29	600	578
2.875% 5/15/32	2,646	2,475
3.125% 11/15/28	8,510	8,298
3.375% 5/15/33	290	279
3.5% 1/31/28	1,920	1,903
3.5% 2/15/33	730	710
3.625% 5/15/26	2,030	2,016
3.625% 3/31/30	4,740	4,704
3.75% 6/30/30	18,410	18,375
3.875% 1/15/26	1,680	1,674
3.875% 12/31/27	1,800	1,806
3.875% 8/15/34	2,820	2,809
4% 1/15/27	4,740	4,754
4% 6/30/28	8,620	8,694
4% 7/31/29	200	202
4% 10/31/29	6,300	6,369
4% 7/31/30	2,560	2,588
4% 1/31/31	700	708
4.125% 2/15/27	22,940	23,082
4.125% 8/31/30	3,770	3,838
4.125% 3/31/31	3,670	3,738
4.125% 11/15/32	3,130	3,189
4.25% 12/31/25	2,030	2,031
4.25% 3/15/27	9,250	9,344
4.25% 6/30/29	3,960	4,047
4.25% 2/28/31	4,250	4,358
4.25% 6/30/31	4,920	5,049
4.375% 7/31/26	1,000	1,008
4.375% 12/15/26	760	768
4.375% 11/30/28	6,350	6,503
4.375% 11/30/30	2,016	2,080
4.375% 5/15/34	670	694
4.5% 11/15/25	2,400	2,407
4.5% 3/31/26	3,237	3,257
4.625% 3/15/26	620	625
4.625% 11/15/26	12,958	13,155
4.625% 9/30/28	10,550	10,891
4.625% 9/30/30	11,400	11,910
4.875% 10/31/28	258	269
4.875% 10/31/30	12,410	13,143
TOTAL U.S. TREASURY OBLIGATIONS		353,499
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,627
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $360,930)		355,126

U.S. Government Agency - Mortgage Securities - 6.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 2.6%
1.5% 11/1/40 to 3/1/41	1,049	878
2% 2/1/28 to 12/1/41	3,733	3,262
2.5% 7/1/40 to 12/1/51 (b)	2,282	2,010
3% 2/1/31 to 2/1/52 (c)	3,182	2,989
3.5% 3/1/52	442	408
5% 10/1/52 to 12/1/52 (c)	1,272	1,278
5.5% 6/1/53	106	109
6% 6/1/53 to 3/1/54 (b)(c)	885	910
6.5% 3/1/54	149	154
TOTAL FANNIE MAE		11,998
Freddie Mac - 2.2%
1.5% 12/1/40 to 4/1/41	561	469
2% 2/1/41 to 7/1/41	1,278	1,112
2.5% 1/1/41 to 2/1/42	4,705	4,226
3% 12/1/30 to 9/1/34	337	324
3.5% 1/1/34 to 3/1/52 (b)(c)	1,942	1,813
5% 10/1/52 to 12/1/52 (b)	1,195	1,201
5.5% 9/1/52	248	252
6% 9/1/53	47	48
6.5% 10/1/53	706	738
TOTAL FREDDIE MAC		10,183
Ginnie Mae - 0.6%
2% 9/1/54 (d)	50	42
2% 9/1/54 (d)	200	168
2% 9/1/54 (d)	50	42
2% 9/1/54 (d)	100	84
2% 9/1/54 (d)	100	84
2% 9/1/54 (d)	50	42
2% 9/1/54 (d)	75	63
2% 10/1/54 (d)	100	84
2.5% 8/20/51 to 12/20/51	1,331	1,148
6% 9/1/54 (d)	200	203
6% 9/1/54 (d)	350	355
6% 9/1/54 (d)	200	203
6% 9/1/54 (d)	150	152
6% 10/1/54 (d)	400	406
TOTAL GINNIE MAE		3,076
Uniform Mortgage Backed Securities - 1.4%
2% 9/1/54 (d)	150	123
2.5% 9/1/54 (d)	2,250	1,918
2.5% 9/1/54 (d)	550	469
2.5% 9/1/54 (d)	300	256
3% 9/1/54 (d)	3,700	3,280
3.5% 9/1/54 (d)	550	506
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		6,552
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,165)		31,809

Collateralized Mortgage Obligations - 3.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.1%
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	309	308
U.S. Government Agency - 3.3%
Fannie Mae:
planned amortization class Series 2017-37 Class AB, 2.55% 9/25/46	1,423	1,306
sequential payer:
Series 2020-49 Class JA, 2% 8/25/44	88	82
Series 2020-51 Class BA, 2% 6/25/46	448	396
Series 2020-67 Class KZ, 3.25% 9/25/40	411	384
Series 2021-85 Class L, 2.5% 8/25/48	101	90
Series 2021-96 Class HA, 2.5% 2/25/50	163	145
Series 2022-1 Class KA, 3% 5/25/48	166	155
Series 2022-13 Class MA, 3% 5/25/44	665	634
Series 2022-3:
Class G, 2% 11/25/47	1,834	1,628
Class N, 2% 10/25/47	1,294	1,159
Series 2022-4 Class B, 2.5% 5/25/49	119	106
Series 2022-49 Class TE, 4.5% 12/25/48	1,239	1,219
Series 2022-5:
Class 0, 2.5% 6/25/48	186	168
Class BA, 2.5% 12/25/49	234	205
Series 2022-65 Class GA, 5% 4/25/46	1,302	1,288
Series 2022-7 Class A, 3% 5/25/48	237	220
Series 2020-45 Class JL, 3% 7/25/40	30	28
Series 2021-59 Class H, 2% 6/25/48	106	88
Series 2021-66:
Class DA, 2% 1/25/48	114	95
Class DM, 2% 1/25/48	121	101
Freddie Mac:
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	486	409
Series 2022-5213 Class JM, 3.5% 9/25/51	783	755
Series 2022-5214 Class CG, 3.5% 4/25/52	276	264
Series 2022-5220 Class PK, 3.5% 1/25/51	355	337
Series 2022-5224 Class DQ, 3.75% 8/25/44	439	424
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	204	188
Class LT, 3.25% 10/25/40	422	397
Class LY, 3% 10/25/40	155	142
Series 2021-5175 Class CB, 2.5% 4/25/50	590	524
Series 2021-5180 Class KA, 2.5% 10/25/47	118	107
Series 2022-5189 Class DA, 2.5% 5/25/49	122	109
Series 2022-5190 Class BA, 2.5% 11/25/47	123	112
Series 2022-5191 Class CA, 2.5% 4/25/50	138	122
Series 2022-5197 Class DA, 2.5% 11/25/47	93	85
Series 2022-5198 Class BA, 2.5% 11/25/47	422	386
Series 2022-5200 Class LA, 3% 10/25/48	278	258
Series 2022-5202 Class LB, 2.5% 10/25/47	100	91
Series 2020-5041 Class LB, 3% 11/25/40	347	320
Series 2021-5083 Class VA, 1% 8/15/38	1,110	1,049
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	94	84
TOTAL U.S. GOVERNMENT AGENCY		15,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,496)		15,968

Commercial Mortgage Securities - 10.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
floater Series 2024-K523 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.9012% 4/25/29 (e)(f)	2,300	2,300
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,252	1,242
Series 2015-K049 Class A2, 3.01% 7/25/25	1,069	1,052
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	1,148	1,132
Series 2015-K051 Class A2, 3.308% 9/25/25	2,243	2,209
Series 2015-KPLB Class A, 2.77% 5/25/25	1,300	1,277
Series 2016-K052 Class A2, 3.151% 11/25/25	4,195	4,123
Series 2016-K055 Class A2, 2.673% 3/25/26	2,200	2,140
Series 2017-K066 Class A2, 3.117% 6/25/27	300	292
Series 2017-K729 Class A2, 3.136% 10/25/24	586	583
Series 2018-K731 Class A2, 3.6% 2/25/25	303	300
Series 2018-K732 Class A2, 3.7% 5/25/25	1,707	1,690
Series 2018-K733 Class A2, 3.75% 8/25/25	1,859	1,838
Series 2019-K735 Class A2, 2.862% 5/25/26	1,066	1,040
Series 2019-K736 Class A2, 2.282% 7/25/26	1,000	965
Series 2022-K747 Class A2, 2.05% 11/25/28	500	460
Series K058 Class A2, 2.653% 8/25/26	1,400	1,356
Series K073 Class A2, 3.35% 1/25/28	300	292
Series 2016-K059 Class A2, 3.12% 9/25/26 (e)	500	489
Series K048 Class A2, 3.284% 6/25/25 (e)	8,934	8,820
Series K053 Class A2, 2.995% 12/25/25	2,300	2,255
Series K056 Class A2, 2.525% 5/25/26	2,000	1,939
Series K063 Class A2, 3.43% 1/25/27	500	491
Series K734 Class A2, 3.208% 2/25/26	900	884
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	2,679	2,652
Series K044 Class A2, 2.811% 1/25/25	718	711
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (g)	4,350	4,251
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $46,647)		46,783

Money Market Funds - 5.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h) (Cost $24,364)	24,359,455	24,364

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $479,602)	474,050
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(7,034)
NET ASSETS - 100.0%	467,016

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 9/1/54	(100)	(84)
2.5% 9/1/54	(1,400)	(1,223)
6% 9/1/54	(400)	(406)

TOTAL GINNIE MAE		(1,713)

Uniform Mortgage Backed Securities
2% 9/1/54	(150)	(123)
2.5% 9/1/54	(1,975)	(1,684)
2.5% 9/1/54	(5,900)	(5,030)
2.5% 10/1/54	(2,250)	(1,920)
3% 9/1/54	(3,700)	(3,280)
3% 10/1/54	(3,700)	(3,284)
3.5% 9/1/54	(550)	(506)
3.5% 9/1/54	(2,300)	(2,117)
5% 9/1/54	(1,100)	(1,092)
5.5% 9/1/54	(8,400)	(8,457)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(27,493)

TOTAL TBA SALE COMMITMENTS (Proceeds $29,182)		(29,206)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	412	Dec 2024	46,788	(361)	(361)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	451	Dec 2024	93,604	(109)	(109)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	21	Dec 2024	2,586	(51)	(51)

TOTAL PURCHASED					(521)

Sold

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	34	Dec 2024	3,720	16	16

TOTAL FUTURES CONTRACTS					(505)
The notional amount of futures purchased as a percentage of Net Assets is 30.6%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $122,017,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2026	1,978	25	0	25
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	31,662	(507)	0	(507)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	5,180	(118)	0	(118)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	2,827	23	0	23
TOTAL INTEREST RATE SWAPS							(577)	0	(577)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,249,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,509,000.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,251,000 or 0.9% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	27,215	159,868	162,719	745	-	-	24,364	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	75,656	75,656	1	-	-	-	0.0%
Total	27,215	235,524	238,375	746	-	-	24,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	355,126	-	355,126	-

U.S. Government Agency - Mortgage Securities	31,809	-	31,809	-

Collateralized Mortgage Obligations	15,968	-	15,968	-

Commercial Mortgage Securities	46,783	-	46,783	-

Money Market Funds	24,364	24,364	-	-
Total Investments in Securities:	474,050	24,364	449,686	-
Derivative Instruments: Assets
Futures Contracts	16	16	-	-
Swaps	48	-	48	-
Total Assets	64	16	48	-
Liabilities
Futures Contracts	(521)	(521)	-	-
Swaps	(625)	-	(625)	-
Total Liabilities	(1,146)	(521)	(625)	-
Total Derivative Instruments:	(1,082)	(505)	(577)	-
Other Financial Instruments:
TBA Sale Commitments	(29,206)	-	(29,206)	-
Total Other Financial Instruments:	(29,206)	-	(29,206)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	16	(521)
Swaps (b)	48	(625)
Total Interest Rate Risk	64	(1,146)
Total Value of Derivatives	64	(1,146)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024 Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $455,238)	$449,686
Fidelity Central Funds (cost $24,364)	24,364

Total Investment in Securities (cost $479,602)		$474,050
Receivable for TBA sale commitments		29,182
Receivable for fund shares sold		392
Interest receivable		3,096
Distributions receivable from Fidelity Central Funds		102
Receivable for daily variation margin on centrally cleared swaps		48
Total assets		506,870
Liabilities
Payable for investments purchased
Regular delivery	$1,180
Delayed delivery	8,511
TBA sale commitments, at value	29,206
Payable for fund shares redeemed	263
Distributions payable	315
Accrued management fee	109
Payable for daily variation margin on futures contracts	204
Other affiliated payables	66
Total liabilities		39,854
Net Assets		$467,016
Net Assets consist of:
Paid in capital		$492,097
Total accumulated earnings (loss)		(25,081)
Net Assets		$467,016
Net Asset Value, offering price and redemption price per share ($467,016 ÷ 47,396 shares)		$9.85
Statement of Operations
Year ended August 31, 2024 Amounts in thousands
Investment Income
Interest		$14,091
Income from Fidelity Central Funds (including $1 from security lending)		746
Total income		14,837
Expenses
Management fee	$1,256
Transfer agent fees	435
Fund wide operations fee	266
Independent trustees' fees and expenses	2
Total expenses before reductions	1,959
Expense reductions	(4)
Total expenses after reductions		1,955
Net Investment income (loss)		12,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,391)
Futures contracts	744
Swaps	(129)
Total net realized gain (loss)		(2,776)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	17,310
Futures contracts	(825)
Swaps	(576)
TBA Sale commitments	(25)
Total change in net unrealized appreciation (depreciation)		15,884
Net gain (loss)		13,108
Net increase (decrease) in net assets resulting from operations		$25,990
Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,882	$6,349
Net realized gain (loss)	(2,776)	(7,559)
Change in net unrealized appreciation (depreciation)	15,884	(1,621)
Net increase (decrease) in net assets resulting from operations	25,990	(2,831)
Distributions to shareholders	(11,712)	(5,994)

Share transactions
Proceeds from sales of shares	139,038	140,404
Reinvestment of distributions	8,499	5,201
Cost of shares redeemed	(89,662)	(88,892)

Net increase (decrease) in net assets resulting from share transactions	57,875	56,713
Total increase (decrease) in net assets	72,153	47,888

Net Assets
Beginning of period	394,863	346,975
End of period	$467,016	$394,863

Other Information
Shares
Sold	14,532	14,589
Issued in reinvestment of distributions	884	541
Redeemed	(9,367)	(9,243)
Net increase (decrease)	6,049	5,887

Financial Highlights
Fidelity® Intermediate Government Income Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.55	$9.79	$10.78	$11.15	$10.77
Income from Investment Operations
Net investment income (loss) A,B	.284	.180	.115	.102	.166
Net realized and unrealized gain (loss)	.274	(.251)	(.989)	(.220)	.376
Total from investment operations	.558	(.071)	(.874)	(.118)	.542
Distributions from net investment income	(.258)	(.169)	(.109)	(.091)	(.162)
Distributions from net realized gain	-	-	(.007)	(.161)	-
Total distributions	(.258)	(.169)	(.116)	(.252)	(.162)
Net asset value, end of period	$9.85	$9.55	$9.79	$10.78	$11.15
Total Return C	5.94%	(.72)%	(8.15)%	(1.07)%	5.07%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.96%	1.88%	1.11%	.94%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$467	$395	$347	$454	$551
Portfolio turnover rate F	199%	113%	159%	220%	287%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,376
Gross unrealized depreciation	(9,852)
Net unrealized appreciation (depreciation)	$(4,476)
Tax Cost	$477,782

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$458
Capital loss carryforward	$(20,972)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,568)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(10,064)
Long-term	(10,908)
Total capital loss carryforward	$(20,972)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$11,712	$5,994
Total	$11,712	$5,994

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	744	(825)
Purchased Options	(11)	-
Swaps	(129)	(576)
Total Interest Rate Risk	604	(1,401)
Totals	604	(1,401)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	435,691	453,938

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Intermediate Government Income Fund	.06%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Intermediate Government Income Fund	- A	-	-
A Amount represents less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 71.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,763,709 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $11,712,453 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.844593.119
SLM-ANN-1024
Fidelity® Series Government Bond Index Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Government Bond Index Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 98.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
0.5% 6/17/25	5,000	4,844
0.625% 4/22/25	814,000	793,930
0.875% 12/18/26	1,200,000	1,116,129
0.875% 8/5/30	1,057,000	891,280
1.625% 1/7/25	15,000	14,825
1.875% 9/24/26	674,000	646,614
2.125% 4/24/26	221,000	214,387
2.625% 9/6/24	9,000	8,998
5.625% 7/15/37	163,000	185,578
6.25% 5/15/29	71,000	78,638
7.125% 1/15/30	6,000	6,949
7.25% 5/15/30	866,000	1,014,655
Federal Farm Credit Bank:
0.72% 10/27/26	500,000	465,545
1% 10/7/26	1,000,000	938,352
1.3% 3/30/27	130,000	121,641
3% 8/3/26	1,560,000	1,530,917
5.125% 10/10/25	800,000	806,995
Federal Home Loan Bank:
1% 12/20/24	330,000	325,993
1% 3/23/26	994,500	946,758
1.25% 10/26/26	1,060,000	999,015
3.25% 11/16/28	1,850,000	1,811,629
5.5% 7/15/36	100,000	112,275
Freddie Mac:
0.375% 9/23/25	3,210,000	3,078,516
6.25% 7/15/32	585,000	676,318
6.75% 9/15/29	185,000	210,207
6.75% 3/15/31	173,000	200,940
Tennessee Valley Authority:
4.625% 9/15/60	2,440,000	2,344,350
4.875% 1/15/48	630,000	645,988
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,192,266
U.S. Treasury Obligations - 96.6%
U.S. Treasury Bonds:
1.125% 5/15/40	2,031,000	1,314,596
1.125% 8/15/40	1,674,000	1,073,976
1.25% 5/15/50	5,591,000	2,937,241
1.375% 11/15/40	12,447,000	8,266,558
1.375% 8/15/50	645,000	349,308
1.625% 11/15/50	10,384,000	6,004,467
1.75% 8/15/41	6,948,000	4,829,674
1.875% 2/15/41	3,726,000	2,679,518
1.875% 2/15/51	4,303,000	2,653,573
1.875% 11/15/51	5,819,000	3,570,502
2% 11/15/41	5,551,000	4,006,478
2% 2/15/50	5,143,000	3,292,725
2% 8/15/51	12,301,000	7,798,642
2.25% 5/15/41	3,180,000	2,417,173
2.25% 8/15/46	1,700,000	1,195,047
2.25% 8/15/49	2,544,000	1,731,113
2.25% 2/15/52	8,250,000	5,550,381
2.375% 2/15/42	9,280,000	7,084,230
2.375% 11/15/49	259,000	180,885
2.375% 5/15/51	5,419,000	3,760,066
2.5% 2/15/45	930,000	698,445
2.5% 2/15/46	2,660,000	1,974,946
2.75% 8/15/42	3,058,000	2,467,304
2.75% 11/15/42	370,000	297,388
2.75% 8/15/47	9,501,000	7,281,626
2.75% 11/15/47	450,000	344,145
2.875% 5/15/43	4,159,000	3,383,899
2.875% 8/15/45	66,000	52,725
2.875% 11/15/46	3,491,000	2,757,072
2.875% 5/15/49	1,225,000	950,667
2.875% 5/15/52	6,670,000	5,154,659
3% 5/15/42	3,938,000	3,312,535
3% 11/15/44	2,025,000	1,660,105
3% 5/15/45	303,000	247,703
3% 11/15/45	3,672,000	2,990,959
3% 2/15/47	5,615,000	4,524,681
3% 5/15/47	8,000	6,436
3% 2/15/48	1,326,000	1,060,230
3% 8/15/48	519,000	413,740
3% 8/15/52	8,700,000	6,901,207
3.125% 11/15/41	500,000	432,891
3.125% 2/15/42	70,000	60,296
3.125% 2/15/43	137,000	116,236
3.125% 8/15/44	2,393,000	2,005,166
3.125% 5/15/48	5,311,000	4,338,216
3.25% 5/15/42	3,260,000	2,840,530
3.375% 8/15/42	3,690,000	3,265,073
3.375% 5/15/44	4,699,000	4,100,795
3.375% 11/15/48	710,000	605,025
3.625% 8/15/43	2,541,000	2,311,020
3.625% 2/15/44	2,000,000	1,814,297
3.625% 2/15/53	1,480,000	1,327,548
3.625% 5/15/53	1,040,000	933,522
3.75% 8/15/41	275,000	260,219
3.75% 11/15/43	4,495,000	4,156,646
3.875% 8/15/40	2,366,000	2,296,961
3.875% 2/15/43	480,000	454,256
4% 11/15/42	2,340,000	2,257,734
4% 11/15/52	7,560,000	7,255,238
4.125% 8/15/53	1,340,000	1,315,870
4.25% 11/15/40	92,000	93,305
4.25% 2/15/54	3,770,000	3,784,727
4.25% 8/15/54	1,440,000	1,449,000
4.375% 2/15/38	410,000	426,576
4.375% 11/15/39	523,000	539,854
4.375% 8/15/43	2,560,000	2,585,200
4.5% 2/15/36 (b)	2,211,000	2,342,537
4.5% 2/15/44	2,440,000	2,501,000
4.625% 2/15/40	1,569,000	1,664,182
4.625% 5/15/54	2,730,000	2,917,688
4.75% 2/15/41	432,000	464,383
4.75% 11/15/53	3,000,000	3,268,125
5% 5/15/37	1,471,000	1,624,248
5.25% 11/15/28	2,005,000	2,122,167
5.25% 2/15/29	10,944,000	11,655,787
5.375% 2/15/31	1,960,000	2,143,061
5.5% 8/15/28	4,147,000	4,425,627
6.25% 5/15/30	6,070,000	6,834,204
6.375% 8/15/27	1,460,000	1,567,333
6.5% 11/15/26	980,000	1,040,829
U.S. Treasury Notes:
0.25% 6/30/25	273,000	263,722
0.25% 8/31/25	1,460,000	1,401,737
0.25% 9/30/25	7,888,000	7,552,452
0.25% 10/31/25	1,882,000	1,796,942
0.375% 11/30/25	1,170,000	1,115,705
0.375% 12/31/25	12,964,000	12,331,499
0.375% 1/31/26	10,300,000	9,772,125
0.375% 7/31/27	23,102,000	20,940,700
0.375% 9/30/27	1,530,000	1,379,869
0.5% 2/28/26	8,512,000	8,071,105
0.5% 4/30/27	8,887,000	8,146,880
0.5% 5/31/27	5,115,000	4,677,228
0.5% 6/30/27	4,825,000	4,401,116
0.5% 8/31/27	4,183,000	3,797,216
0.5% 10/31/27	5,860,000	5,290,481
0.625% 7/31/26	10,650,000	10,001,432
0.625% 3/31/27	4,626,000	4,264,232
0.625% 11/30/27	6,368,000	5,759,309
0.625% 12/31/27	2,957,000	2,667,537
0.625% 5/15/30	3,797,000	3,188,887
0.625% 8/15/30	11,548,000	9,622,732
0.75% 3/31/26	10,784,000	10,241,430
0.75% 4/30/26	15,816,000	14,986,896
0.75% 5/31/26	10,550,000	9,975,107
0.75% 8/31/26	16,762,000	15,747,768
0.75% 1/31/28	2,797,000	2,528,226
0.875% 6/30/26	26,656,000	25,207,618
0.875% 9/30/26	256,000	240,720
0.875% 11/15/30	16,129,000	13,560,331
1% 7/31/28	1,010,000	909,118
1.125% 10/31/26	6,850,000	6,459,871
1.125% 2/28/27	5,768,000	5,398,713
1.125% 8/31/28	1,748,000	1,578,594
1.25% 11/30/26	5,578,000	5,265,981
1.25% 12/31/26	1,130,000	1,065,246
1.25% 3/31/28	1,660,000	1,520,651
1.25% 4/30/28	8,813,000	8,058,731
1.25% 5/31/28	9,250,000	8,442,793
1.25% 6/30/28	14,120,000	12,861,886
1.25% 9/30/28	2,220,000	2,011,095
1.25% 8/15/31	13,164,000	11,112,267
1.375% 8/31/26	9,588,000	9,121,709
1.375% 10/31/28	3,480,000	3,162,722
1.375% 12/31/28	8,811,000	7,982,215
1.375% 11/15/31	10,563,000	8,943,065
1.5% 8/15/26	192,000	183,255
1.5% 1/31/27	4,376,000	4,140,619
1.5% 11/30/28	14,516,000	13,241,881
1.5% 2/15/30	7,882,000	7,005,128
1.625% 2/15/26	10,000	9,650
1.625% 5/15/26	12,822,000	12,319,137
1.625% 9/30/26	2,159,000	2,061,339
1.625% 10/31/26	3,500,000	3,336,348
1.625% 8/15/29	6,158,000	5,578,763
1.625% 5/15/31	14,413,000	12,562,956
1.75% 1/31/29	1,050,000	965,016
1.75% 11/15/29	2,449,000	2,220,363
1.875% 7/31/26	105,000	101,013
1.875% 2/28/27	4,800,000	4,577,625
1.875% 2/28/29	5,390,000	4,975,223
1.875% 2/15/32	7,440,000	6,496,042
2% 2/15/25	56,000	55,292
2% 8/15/25	6,432,000	6,287,983
2% 11/15/26	2,652,000	2,547,267
2.25% 2/15/27	1,829,000	1,760,627
2.25% 8/15/27	1,597,000	1,528,628
2.25% 11/15/27	4,563,000	4,352,139
2.375% 4/30/26	626,000	609,421
2.375% 5/15/27	4,000	3,851
2.375% 3/31/29	3,930,000	3,702,950
2.375% 5/15/29	3,505,000	3,298,944
2.5% 2/28/26	1,670,000	1,631,446
2.625% 12/31/25	10,697,000	10,481,806
2.625% 1/31/26	4,318,000	4,228,604
2.625% 5/31/27	3,380,000	3,275,827
2.625% 2/15/29	4,831,000	4,608,510
2.625% 7/31/29	1,681,000	1,596,556
2.75% 8/31/25	17,000	16,730
2.75% 4/30/27	4,700,000	4,573,504
2.75% 7/31/27	4,416,000	4,288,005
2.75% 2/15/28	1,089,000	1,052,501
2.75% 5/31/29	880,000	841,844
2.75% 8/15/32	6,420,000	5,937,246
2.875% 4/30/25	47,000	46,458
2.875% 5/31/25	104,000	102,743
2.875% 11/30/25	629,000	618,705
2.875% 5/15/28	5,922,000	5,738,788
2.875% 8/15/28	13,312,000	12,875,720
2.875% 4/30/29	13,630,000	13,119,407
2.875% 5/15/32	9,020,000	8,438,633
3% 9/30/25	2,655,000	2,617,975
3% 10/31/25	9,000	8,871
3.125% 8/15/25	270,000	266,768
3.125% 8/31/27	4,070,000	3,993,370
3.125% 11/15/28	4,238,000	4,132,216
3.125% 8/31/29	7,290,000	7,082,121
3.25% 6/30/27	3,060,000	3,015,056
3.25% 6/30/29	8,430,000	8,241,971
3.375% 5/15/33	7,830,000	7,534,540
3.5% 9/15/25	4,690,000	4,648,779
3.5% 1/31/30	1,560,000	1,539,098
3.5% 2/15/33	8,820,000	8,580,206
3.625% 8/31/29	3,970,000	3,953,872
3.625% 3/31/30	4,420,000	4,385,987
3.75% 6/30/30	2,020,000	2,016,134
3.875% 11/30/27	1,690,000	1,694,357
3.875% 12/31/27	5,820,000	5,838,395
3.875% 9/30/29	2,070,000	2,080,997
3.875% 11/30/29	930,000	934,904
3.875% 12/31/29	1,410,000	1,416,995
3.875% 8/15/33	6,030,000	6,016,574
3.875% 8/15/34	2,730,000	2,719,757
4% 2/15/26	5,430,000	5,421,091
4% 1/15/27	6,490,000	6,509,521
4% 2/29/28	2,430,000	2,447,845
4% 10/31/29	5,800,000	5,863,438
4% 2/28/30	1,500,000	1,516,758
4% 1/31/31	3,400,000	3,437,320
4% 2/15/34	14,210,000	14,298,813
4.125% 10/31/27	10,520,000	10,622,323
4.125% 8/31/30	1,700,000	1,730,480
4.125% 11/15/32	6,120,000	6,234,511
4.25% 10/15/25	830,000	829,481
4.25% 1/31/26	5,050,000	5,056,510
4.25% 2/28/31	15,680,000	16,079,350
4.375% 8/31/28	2,290,000	2,341,793
4.375% 5/15/34	6,070,000	6,290,038
4.5% 5/31/29	4,050,000	4,183,682
4.5% 11/15/33	8,960,000	9,367,050
4.625% 9/30/30	70,000	73,131
4.625% 4/30/31	3,390,000	3,551,290
4.875% 10/31/28	4,800,000	5,004,187
4.875% 10/31/30	770,000	815,478
TOTAL U.S. TREASURY OBLIGATIONS		907,387,182
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $974,659,226)		927,579,448

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	4,770,775	4,771,729
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,209,179	1,209,300
TOTAL MONEY MARKET FUNDS (Cost $5,981,029)		5,981,029

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $980,640,255)	933,560,477
NET OTHER ASSETS (LIABILITIES) - 0.6%	5,714,512
NET ASSETS - 100.0%	939,274,989

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,506,491	81,523,869	79,258,835	130,999	204	-	4,771,729	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	204,375	78,707,006	77,702,081	5,750	-	-	1,209,300	0.0%
Total	2,710,866	160,230,875	156,960,916	136,749	204	-	5,981,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	927,579,448	-	927,579,448	-

Money Market Funds	5,981,029	5,981,029	-	-
Total Investments in Securities:	933,560,477	5,981,029	927,579,448	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,178,153) - See accompanying schedule:
Unaffiliated issuers (cost $974,659,226)	$927,579,448
Fidelity Central Funds (cost $5,981,029)	5,981,029

Total Investment in Securities (cost $980,640,255)		$933,560,477
Receivable for investments sold		21,091,724
Receivable for fund shares sold		1,564,856
Interest receivable		5,115,439
Distributions receivable from Fidelity Central Funds		20,919
Total assets		961,353,415
Liabilities
Payable for investments purchased	$16,797,152
Payable for fund shares redeemed	4,067,730
Other payables and accrued expenses	4,244
Collateral on securities loaned	1,209,300
Total liabilities		22,078,426
Net Assets		$939,274,989
Net Assets consist of:
Paid in capital		$1,013,932,220
Total accumulated earnings (loss)		(74,657,231)
Net Assets		$939,274,989
Net Asset Value, offering price and redemption price per share ($939,274,989 ÷ 101,005,741 shares)		$9.30
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$26,428,225
Income from Fidelity Central Funds (including $5,750 from security lending)		136,749
Total income		26,564,974
Expenses
Custodian fees and expenses	$10,000
Independent trustees' fees and expenses	2,425
Total expenses		12,425
Net Investment income (loss)		26,552,549
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,222,494)
Fidelity Central Funds	204
Total net realized gain (loss)		(7,222,290)
Change in net unrealized appreciation (depreciation) on investment securities		32,383,836
Net gain (loss)		25,161,546
Net increase (decrease) in net assets resulting from operations		$51,714,095
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,552,549	$16,468,412
Net realized gain (loss)	(7,222,290)	(9,872,885)
Change in net unrealized appreciation (depreciation)	32,383,836	(19,174,841)
Net increase (decrease) in net assets resulting from operations	51,714,095	(12,579,314)
Distributions to shareholders	(26,552,320)	(16,468,381)

Share transactions
Proceeds from sales of shares	273,539,519	278,231,194
Reinvestment of distributions	26,547,116	16,432,999
Cost of shares redeemed	(141,329,574)	(100,002,628)

Net increase (decrease) in net assets resulting from share transactions	158,757,061	194,661,565
Total increase (decrease) in net assets	183,918,836	165,613,870

Net Assets
Beginning of period	755,356,153	589,742,283
End of period	$939,274,989	$755,356,153

Other Information
Shares
Sold	30,204,345	30,192,350
Issued in reinvestment of distributions	2,932,623	1,787,752
Redeemed	(15,568,212)	(10,873,343)
Net increase (decrease)	17,568,756	21,106,759

Financial Highlights
Fidelity® Series Government Bond Index Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.05	$9.46	$10.73	$11.23	$10.76
Income from Investment Operations
Net investment income (loss) A,B	.291	.228	.133	.118	.197
Net realized and unrealized gain (loss)	.250	(.412)	(1.270)	(.323)	.504
Total from investment operations	.541	(.184)	(1.137)	(.205)	.701
Distributions from net investment income	(.291)	(.226)	(.133)	(.125)	(.200)
Distributions from net realized gain	-	-	-	(.170)	(.031)
Total distributions	(.291)	(.226)	(.133)	(.295)	(.231)
Net asset value, end of period	$9.30	$9.05	$9.46	$10.73	$11.23
Total Return C	6.11%	(1.96)%	(10.66)%	(1.85)%	6.60%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.22%	2.48%	1.32%	1.11%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$939,275	$755,356	$589,742	$570,934	$240,514
Portfolio turnover rate G	23%	26%	41%	23%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,549,395
Gross unrealized depreciation	(56,140,978)
Net unrealized appreciation (depreciation)	$(47,591,583)
Tax Cost	$981,152,060

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(27,027,935)
Net unrealized appreciation (depreciation) on securities and other investments	$(47,591,583)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(6,062,827)
Long-term	(20,965,108)
Total capital loss carryforward	$(27,027,935)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$26,552,320	$ 16,468,381
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Government Bond Index Fund	621	-	-
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Series Government Bond Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Bond Index Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 98.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $26,552,320 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891225.106
XGB-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024